Label	Element	Value
PFI Prospectus | California Municipal Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	CALIFORNIA MUNICIPAL FUND
Objective [Heading]	rr_ObjectiveHeading	Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide as high a level of current income that is exempt from federal and state personal income tax as is consistent with prudent investment management and preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial intermediary and in “Choosing a Share Class and The Costs of Investing” beginning on page 425 of the Fund’s prospectus, Appendix B to the prospectus titled "Intermediary-Specific Sales Charge Waivers and Reductions", and “Multiple Class Structure” beginning on page 7 of the Fund’s Statement of Additional Information.
If you purchase Institutional Class shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 40.1% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	40.10%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A Shares of Principal Funds, Inc.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class C shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	With respect to Class C shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in California municipal obligations (securities issued by or on behalf of state or local governments and other public authorities) at the time of purchase. Generally, these municipal obligations pay interest that is exempt from state personal income tax and federal income tax. These obligations may include bonds that generate interest payments that are subject to the federal individual alternative minimum tax. The Fund invests up to 20% of its assets in below investment grade bonds (sometimes called “high yield bonds” or "junk bonds") which are rated at the time of purchase Ba1 or lower by Moody's Investors Service, Inc. ("Moody's") and BB+ or lower by S&P Global Ratings ("S&P Global") (if the bond has been rated by only one of those agencies, that rating will determine whether the bond is below investment grade; if the bond has not been rated by either of those agencies, those selecting such investments will determine whether the bond is of a quality comparable to those rated below investment grade). The Fund also invests in inverse floating rate obligations (variable rate debt instruments that pay interest at rates that move in the opposite direction of prevailing interest rates), which are generally more volatile than other types of municipal obligations and may involve leverage.Under normal circumstances, the Fund maintains an average portfolio duration that is within ±50% of the duration of the Bloomberg Barclays California Municipal Bond Index, which as of December 31, 2020 was 5.33 years. The Fund is not managed to a particular maturity.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and generally increases when interest rates fall. Higher interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Geographic Concentration Risk. A fund that invests significant portions of its assets in municipal obligations and bonds in particular geographic areas (a particular state, such as California, or a particular country or region) has greater exposure than other funds to economic conditions and developments in those areas.
High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.
Inverse Floating Rate Investments Risk. Inverse floating rate investments are extremely sensitive to changes in interest rates and in some cases their market value may be extremely volatile.
Leverage Risk. Leverage created by borrowing or certain types of transactions or investments may impair the fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase volatility of the fund’s net asset value, or diminish the fund’s performance.
Municipal Obligations Risk. Principal and interest payments on municipal securities may not be guaranteed by the issuing body and may be payable only from a particular source. That source may not perform as expected and payment obligations may not be made or made on time.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Redemption and Large Transaction Risk. Ownership of the fund's shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.

Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
		For periods prior to the inception date of Institutional Class shares (March 1, 2015), the performance shown in the table for Institutional Class shares is that of the Fund's Class A shares, adjusted to reflect the fees and expenses of Institutional Class shares. However, where the adjustment for fees and expenses results in performance for Institutional Class shares that is higher than the historical performance of the Class A shares, the historical performance of Class A shares is used (without respect to sales charges, which are not applicable to Institutional Class shares). These adjustments result in performance for such periods that is no higher than the historical performance of the Class A shares.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns as of December 31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest return for a quarter during the period of the bar chart above:	Q2 2011	5.73%
Lowest return for a quarter during the period of the bar chart above:	Q4 2016	(5.00)%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total ReturnsFor the periods ended December 31, 2020
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only and would be different for the other share classes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.
PFI Prospectus | California Municipal Fund [Member] | Bloomberg Barclays California Municipal Index [Member]
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Bloomberg Barclays California Municipal Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	5.14%
5 Years	rr_AverageAnnualReturnYear05	3.84%
10 Years	rr_AverageAnnualReturnYear10	5.07%
PFI Prospectus | California Municipal Fund [Member] | California Municipal Fund, Class A [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SRCMX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Interest Expense	rr_Component1OtherExpensesOverAssets	0.03%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.06%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.09%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.79%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.79%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 453
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	618
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	797
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,316
Annual Return 2011	rr_AnnualReturn2011	11.37%
Annual Return 2012	rr_AnnualReturn2012	10.03%
Annual Return 2013	rr_AnnualReturn2013	(3.66%)
Annual Return 2014	rr_AnnualReturn2014	13.91%
Annual Return 2015	rr_AnnualReturn2015	4.42%
Annual Return 2016	rr_AnnualReturn2016	(0.19%)
Annual Return 2017	rr_AnnualReturn2017	6.88%
Annual Return 2018	rr_AnnualReturn2018	(0.20%)
Annual Return 2019	rr_AnnualReturn2019	8.33%
Annual Return 2020	rr_AnnualReturn2020	4.83%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.73%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.00%)
Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	0.91%
5 Years	rr_AverageAnnualReturnYear05	3.08%
10 Years	rr_AverageAnnualReturnYear10	5.04%
PFI Prospectus | California Municipal Fund [Member] | California Municipal Fund, Class A [Member] | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	0.91%
5 Years	rr_AverageAnnualReturnYear05	3.08%
10 Years	rr_AverageAnnualReturnYear10	5.04%
PFI Prospectus | California Municipal Fund [Member] | California Municipal Fund, Class A [Member] | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	1.33%
5 Years	rr_AverageAnnualReturnYear05	2.99%
10 Years	rr_AverageAnnualReturnYear10	4.75%
PFI Prospectus | California Municipal Fund [Member] | California Municipal Fund, Class C [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SRCCX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Interest Expense	rr_Component1OtherExpensesOverAssets	0.03%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.12%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.15%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.60%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.60%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 263
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	505
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	871
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,683
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	163
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	505
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	871
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,683
Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	2.98%
5 Years	rr_AverageAnnualReturnYear05	3.01%
10 Years	rr_AverageAnnualReturnYear10	4.50%
PFI Prospectus | California Municipal Fund [Member] | California Municipal Fund, Institutional Class [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCMFX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Interest Expense	rr_Component1OtherExpensesOverAssets	0.03%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.10%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.13%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.58%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[1]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.54%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 55
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	182
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	320
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 722
Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	5.00%
5 Years	rr_AverageAnnualReturnYear05	4.12%
10 Years	rr_AverageAnnualReturnYear10	5.58%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2015
PFI Prospectus | Core Fixed Income Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	CORE FIXED INCOME FUND
Objective [Heading]	rr_ObjectiveHeading	Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide a high level of current income consistent with preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial intermediary and in “Choosing a Share Class and The Costs of Investing” beginning on page 425 of the Fund’s prospectus, Appendix B to the prospectus titled "Intermediary-Specific Sales Charge Waivers and Reductions", and “Multiple Class Structure” beginning on page 7 of the Fund’s Statement of Additional Information.
If you purchase Institutional Class or Class R-6 shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 21.0% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	21.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A Shares of Principal Funds, Inc.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Fees have been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class C shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	With respect to Classes C and J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in fixed-income securities. The Fund typically invests primarily in a diversified pool of investment-grade fixed-income securities, including corporate securities, U.S. government securities, asset-backed securities and mortgage-backed securities (securitized products) (including collateralized mortgage obligations), and foreign securities. “Investment grade” securities are rated BBB- or higher by S&P Global Ratings ("S&P Global") or Baa3 or higher by Moody's Investors Service, Inc. ("Moody's") or, if unrated, of comparable quality in the opinion of those selecting such investments. If the security has been rated by only one of those agencies, that rating will determine whether the security is investment grade. If securities are rated differently by the rating agencies, the highest rating is used. The Fund is not managed to a particular maturity. Under normal circumstances, the Fund maintains an average portfolio duration that is within +-25% of the duration of the Bloomberg Barclays US Aggregate Bond Index.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and generally increases when interest rates fall. Higher interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Real Estate Securities Risk. Investing in real estate securities subjects the fund to the risks associated with the real estate market (which are similar to the risks associated with direct ownership in real estate), including declines in real estate values, loss due to casualty or condemnation, property taxes, interest rate changes, increased expenses, cash flow of underlying real estate assets, regulatory changes (including zoning, land use and rents), and environmental problems, as well as to the risks related to the management skill and creditworthiness of the issuer.
Redemption and Large Transaction Risk. Ownership of the fund's shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Securitized Products Risk. Investments in securitized products are subject to risks similar to traditional fixed income securities, such as credit, interest rate, liquidity, prepayment, extension, and default risk, as well as additional risks associated with the nature of the assets and the servicing of those assets. Unscheduled prepayments on securitized products may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
		U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. government.
Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
		For periods prior to the inception date of Class R-6 shares (November 25, 2014), the performance shown in the table for Class R-6 shares is that of the Fund's Class A shares, adjusted to reflect the fees and expenses of Class R-6 shares. However, where the adjustment for fees and expenses results in performance for Class R-6 shares that is higher than the historical performance of the Class A shares, the historical performance of the Class A shares is used (without respect to sales charges, which are not applicable to Class R-6 shares). These adjustments result in performance for such periods that is no higher than the historical performance of the Class A shares.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns as of December 31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest return for a quarter during the period of the bar chart above:	Q2 2020	5.87%
Lowest return for a quarter during the period of the bar chart above:	Q2 2013	(2.56)%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total ReturnsFor the periods ended December 31, 2020
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only and would be different for the other share classes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.
PFI Prospectus | Core Fixed Income Fund [Member] | Bloomberg Barclays U.S. Aggregate Bond Index [Member]
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	7.49%
5 Years	rr_AverageAnnualReturnYear05	4.43%
10 Years	rr_AverageAnnualReturnYear10	3.84%
PFI Prospectus | Core Fixed Income Fund [Member] | Core Fixed Income Fund, Class A [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CMPIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.25%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.41%	[2]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.12%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.79%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 304
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	472
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	654
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,181
Annual Return 2011	rr_AnnualReturn2011	5.58%
Annual Return 2012	rr_AnnualReturn2012	9.20%
Annual Return 2013	rr_AnnualReturn2013	(0.23%)
Annual Return 2014	rr_AnnualReturn2014	4.97%
Annual Return 2015	rr_AnnualReturn2015	(1.34%)
Annual Return 2016	rr_AnnualReturn2016	5.08%
Annual Return 2017	rr_AnnualReturn2017	4.15%
Annual Return 2018	rr_AnnualReturn2018	(0.25%)
Annual Return 2019	rr_AnnualReturn2019	8.62%
Annual Return 2020	rr_AnnualReturn2020	7.84%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.87%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.56%)
Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	5.46%
5 Years	rr_AverageAnnualReturnYear05	4.57%
10 Years	rr_AverageAnnualReturnYear10	4.06%
PFI Prospectus | Core Fixed Income Fund [Member] | Core Fixed Income Fund, Class A [Member] | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	4.54%
5 Years	rr_AverageAnnualReturnYear05	3.36%
10 Years	rr_AverageAnnualReturnYear10	2.67%
PFI Prospectus | Core Fixed Income Fund [Member] | Core Fixed Income Fund, Class A [Member] | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	3.22%
5 Years	rr_AverageAnnualReturnYear05	2.97%
10 Years	rr_AverageAnnualReturnYear10	2.52%
PFI Prospectus | Core Fixed Income Fund [Member] | Core Fixed Income Fund, Class C [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CNMCX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.41%	[2]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.18%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.60%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 263
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	505
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	871
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,683
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	163
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	505
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	871
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,683
Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	6.02%
5 Years	rr_AverageAnnualReturnYear05	4.20%
10 Years	rr_AverageAnnualReturnYear10	3.47%
PFI Prospectus | Core Fixed Income Fund [Member] | Core Fixed Income Fund, Class J [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIOJX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.41%	[2]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.11%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.68%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 169
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	218
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	379
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	847
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	69
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	218
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	379
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 847
Label	rr_AverageAnnualReturnLabel	Class J Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	7.08%
5 Years	rr_AverageAnnualReturnYear05	5.18%
10 Years	rr_AverageAnnualReturnYear10	4.33%
PFI Prospectus | Core Fixed Income Fund [Member] | Core Fixed Income Fund, Institutional Class [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIOIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.41%	[2]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.13%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.55%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 56
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	176
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	307
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 689
Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	8.16%
5 Years	rr_AverageAnnualReturnYear05	5.39%
10 Years	rr_AverageAnnualReturnYear10	4.67%
PFI Prospectus | Core Fixed Income Fund [Member] | Core Fixed Income Fund, Class R-1 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIOMX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.41%	[2]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.53%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.30%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 132
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	412
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	713
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,568
Label	rr_AverageAnnualReturnLabel	Class R-1 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	7.35%
5 Years	rr_AverageAnnualReturnYear05	4.53%
10 Years	rr_AverageAnnualReturnYear10	3.80%
PFI Prospectus | Core Fixed Income Fund [Member] | Core Fixed Income Fund, Class R-3 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIOOX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.41%	[2]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.32%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.99%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	315
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	547
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,213
Label	rr_AverageAnnualReturnLabel	Class R-3 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	7.67%
5 Years	rr_AverageAnnualReturnYear05	4.87%
10 Years	rr_AverageAnnualReturnYear10	4.12%
PFI Prospectus | Core Fixed Income Fund [Member] | Core Fixed Income Fund, Class R-4 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIOPX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.41%	[2]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.28%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.80%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 82
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	255
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	444
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 990
Label	rr_AverageAnnualReturnLabel	Class R-4 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	7.88%
5 Years	rr_AverageAnnualReturnYear05	5.07%
10 Years	rr_AverageAnnualReturnYear10	4.31%
PFI Prospectus | Core Fixed Income Fund [Member] | Core Fixed Income Fund, Class R-5 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIOQX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.41%	[2]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.26%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.68%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 69
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	218
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	379
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 847
Label	rr_AverageAnnualReturnLabel	Class R-5 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	8.03%
5 Years	rr_AverageAnnualReturnYear05	5.18%
10 Years	rr_AverageAnnualReturnYear10	4.43%
PFI Prospectus | Core Fixed Income Fund [Member] | Core Fixed Income Fund, Class R-6 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PICNX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.41%	[2]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.42%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 43
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	135
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	235
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 530
Label	rr_AverageAnnualReturnLabel	Class R-6 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	8.31%
5 Years	rr_AverageAnnualReturnYear05	5.45%
10 Years	rr_AverageAnnualReturnYear10	4.54%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 25, 2014
PFI Prospectus | Core Plus Bond Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	CORE PLUS BOND FUND
Objective [Heading]	rr_ObjectiveHeading	Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide current income
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	as a secondary objective, capital appreciation
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial intermediary and in “Choosing a Share Class and The Costs of Investing” beginning on page 425 of the Fund’s prospectus, Appendix B to the prospectus titled "Intermediary-Specific Sales Charge Waivers and Reductions", and “Multiple Class Structure” beginning on page 7 of the Fund’s Statement of Additional Information.
If you purchase Institutional Class shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 167.0% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	167.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A Shares of Principal Funds, Inc.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	With respect to Class J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in bonds or other debt securities at the time of purchase. Such investments include securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (including collateralized mortgage obligations); asset-backed securities and mortgage-backed securities (securitized products); corporate bonds; and foreign securities, including emerging market securities. The Fund invests in investment-grade securities and, with respect to up to 25% of its assets, in below investment grade securities (sometimes called “high yield” or "junk"), which are rated at the time of purchase Ba1 or lower by Moody's Investors Service, Inc. ("Moody's") and BB+ or lower by S&P Global Ratings ("S&P Global") (if the security has been rated by only one of those agencies, that rating will determine whether the security is below investment grade; if the security has not been rated by either of those agencies, those selecting such investments will determine whether the security is of a quality comparable to those rated below investment grade; if securities are rated differently by the rating agencies, the highest rating is used). The Fund is not managed to a particular maturity. Under normal circumstances, the Fund maintains an average portfolio duration that is within ±25% of the duration of the Bloomberg Barclays U.S. Aggregate Bond Index, which as of December 31, 2020 was 6.22 years. The Fund actively trades portfolio securities.The Fund enters into dollar roll transactions which may involve leverage. The Fund invests in derivatives, including Treasury futures and interest rate swaps to manage the fixed-income exposure (including for hedging purposes) and credit default swaps to increase or decrease, in an efficient manner, exposures to certain sectors or individual issuers. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and result in disproportionate losses that may be substantially greater than a fund's initial investment.
•Credit Default Swaps. Credit default swaps involve special risks in addition to those associated with swaps generally because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). The protection “buyer” in a credit default contract may be obligated to pay the protection “seller” an up-front payment or a periodic stream of payments over the term of the contract provided generally that no credit event on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (i.e., full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. The Fund may be either the buyer or seller in the transaction.
•Currency Contracts. Derivatives related to currency contracts involve the specific risk of government action through exchange controls that would restrict the ability of the fund to deliver or receive currency.
•Futures and Swaps. These derivative instruments involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the fund and the price of the instruments; possible lack of a liquid secondary market for an instrument and the resulting inability to close it when desired; counterparty risk; and if the fund has insufficient cash, it may have to sell securities from its portfolio to meet any applicable daily variation margin requirements.
Emerging Markets Risk. Investments in emerging markets may have more risk than those in developed markets because the emerging markets are less developed and more illiquid. Emerging markets can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile. The U.S. Securities and Exchange Commission, the U.S. Department of Justice, and other U.S. authorities may be limited in their ability to pursue bad actors in emerging markets, including with respect to fraud.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and generally increases when interest rates fall. Higher interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Hedging Risk. A fund that implements a hedging strategy using derivatives and/or securities could expose the fund to the risk that can arise when a change in the value of a hedge does not match a change in the value of the asset it hedges. In other words, the change in value of the hedge could move in a direction that does not match the change in value of the underlying asset, resulting in a risk of loss to the fund.
High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.
Leverage Risk. Leverage created by borrowing or certain types of transactions or investments may impair the fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase volatility of the fund’s net asset value, or diminish the fund’s performance.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Portfolio Turnover (Active Trading) Risk. High portfolio turnover (more than 100%) caused by actively trading portfolio securities may result in accelerating the realization of taxable gains and losses, lower fund performance and increased brokerage costs.
Real Estate Securities Risk. Investing in real estate securities subjects the fund to the risks associated with the real estate market (which are similar to the risks associated with direct ownership in real estate), including declines in real estate values, loss due to casualty or condemnation, property taxes, interest rate changes, increased expenses, cash flow of underlying real estate assets, regulatory changes (including zoning, land use and rents), and environmental problems, as well as to the risks related to the management skill and creditworthiness of the issuer.
Redemption and Large Transaction Risk. Ownership of the fund's shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Securitized Products Risk. Investments in securitized products are subject to risks similar to traditional fixed income securities, such as credit, interest rate, liquidity, prepayment, extension, and default risk, as well as additional risks associated with the nature of the assets and the servicing of those assets. Unscheduled prepayments on securitized products may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
		U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. government.
Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com.The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns as of December 31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest return for a quarter during the period of the bar chart above:	Q2 2020	5.34%
Lowest return for a quarter during the period of the bar chart above:	Q4 2016	(2.58)%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total ReturnsFor the periods ended December 31, 2020
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only and would be different for the other share classes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.
PFI Prospectus | Core Plus Bond Fund [Member] | Bloomberg Barclays U.S. Aggregate Bond Index [Member]
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	7.49%
5 Years	rr_AverageAnnualReturnYear05	4.43%
10 Years	rr_AverageAnnualReturnYear10	3.84%
PFI Prospectus | Core Plus Bond Fund [Member] | Core Plus Bond Fund, Class A [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PRBDX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.55%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.22%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.03%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[3],[4]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.85%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 459
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	673
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	905
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,572
Annual Return 2011	rr_AnnualReturn2011	6.28%
Annual Return 2012	rr_AnnualReturn2012	7.00%
Annual Return 2013	rr_AnnualReturn2013	(1.43%)
Annual Return 2014	rr_AnnualReturn2014	4.69%
Annual Return 2015	rr_AnnualReturn2015	(0.67%)
Annual Return 2016	rr_AnnualReturn2016	3.59%
Annual Return 2017	rr_AnnualReturn2017	4.48%
Annual Return 2018	rr_AnnualReturn2018	(2.09%)
Annual Return 2019	rr_AnnualReturn2019	9.44%
Annual Return 2020	rr_AnnualReturn2020	9.22%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.34%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.58%)
Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	5.12%
5 Years	rr_AverageAnnualReturnYear05	4.05%
10 Years	rr_AverageAnnualReturnYear10	3.58%
PFI Prospectus | Core Plus Bond Fund [Member] | Core Plus Bond Fund, Class A [Member] | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	2.40%
5 Years	rr_AverageAnnualReturnYear05	2.56%
10 Years	rr_AverageAnnualReturnYear10	2.32%
PFI Prospectus | Core Plus Bond Fund [Member] | Core Plus Bond Fund, Class A [Member] | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	3.15%
5 Years	rr_AverageAnnualReturnYear05	2.47%
10 Years	rr_AverageAnnualReturnYear10	2.22%
PFI Prospectus | Core Plus Bond Fund [Member] | Core Plus Bond Fund, Class J [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PBMJX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.55%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.22%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.93%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[3],[4]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.87%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 189
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	290
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	509
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,138
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	89
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	290
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	509
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,138
Label	rr_AverageAnnualReturnLabel	Class J Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	8.32%
5 Years	rr_AverageAnnualReturnYear05	4.89%
10 Years	rr_AverageAnnualReturnYear10	3.99%
PFI Prospectus | Core Plus Bond Fund [Member] | Core Plus Bond Fund, Institutional Class [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMSIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.55%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.14%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.70%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[3],[4]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.57%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 58
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	211
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	377
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 858
Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	9.68%
5 Years	rr_AverageAnnualReturnYear05	5.26%
10 Years	rr_AverageAnnualReturnYear10	4.39%
PFI Prospectus | Core Plus Bond Fund [Member] | Core Plus Bond Fund, Class R-1 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PBOMX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.55%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.54%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.45%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[3],[4]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.39%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 142
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	453
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	786
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,730
Label	rr_AverageAnnualReturnLabel	Class R-1 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	8.69%
5 Years	rr_AverageAnnualReturnYear05	4.35%
10 Years	rr_AverageAnnualReturnYear10	3.48%
PFI Prospectus | Core Plus Bond Fund [Member] | Core Plus Bond Fund, Class R-3 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PBMMX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.55%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.33%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.14%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[3],[4]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.08%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 110
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	356
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	622
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,381
Label	rr_AverageAnnualReturnLabel	Class R-3 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	9.09%
5 Years	rr_AverageAnnualReturnYear05	4.68%
10 Years	rr_AverageAnnualReturnYear10	3.81%
PFI Prospectus | Core Plus Bond Fund [Member] | Core Plus Bond Fund, Class R-4 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PBMSX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.55%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.29%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.95%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[3],[4]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.89%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 91
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	297
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	520
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,161
Label	rr_AverageAnnualReturnLabel	Class R-4 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	9.27%
5 Years	rr_AverageAnnualReturnYear05	4.87%
10 Years	rr_AverageAnnualReturnYear10	3.99%
PFI Prospectus | Core Plus Bond Fund [Member] | Core Plus Bond Fund, Class R-5 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PBMPX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.55%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.27%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.83%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[3],[4]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.77%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 79
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	259
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	455
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,020
Label	rr_AverageAnnualReturnLabel	Class R-5 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	9.32%
5 Years	rr_AverageAnnualReturnYear05	5.00%
10 Years	rr_AverageAnnualReturnYear10	4.12%
PFI Prospectus | Diversified International Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	DIVERSIFIED INTERNATIONAL FUND
Objective [Heading]	rr_ObjectiveHeading	Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial intermediary and in “Choosing a Share Class and The Costs of Investing” beginning on page 425 of the Fund’s prospectus, Appendix B to the prospectus titled "Intermediary-Specific Sales Charge Waivers and Reductions", and “Multiple Class Structure” beginning on page 7 of the Fund’s Statement of Additional Information.
If you purchase Institutional Class or Class R-6 shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 45.1% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	45.10%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of Principal Funds, Inc.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Fees have been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class C shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	With respect to Classes C and J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests primarily in foreign equity securities. The Fund has no limitation on the percentage of assets that are invested in any one country or denominated in any one currency, but the Fund typically invests in foreign securities of at least 20 countries. Primary consideration is given to securities of issuers of developed areas (for example, Japan, Western Europe, Canada, Australia, Hong Kong, and Singapore); however, the Fund also invests in emerging market securities. The Fund invests in equity securities regardless of market capitalization size (small, medium or large) and style (growth or value).
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Emerging Markets Risk. Investments in emerging markets may have more risk than those in developed markets because the emerging markets are less developed and more illiquid. Emerging markets can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile. The U.S. Securities and Exchange Commission, the U.S. Department of Justice, and other U.S. authorities may be limited in their ability to pursue bad actors in emerging markets, including with respect to fraud.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer's sector or industry, or changes in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies.
•Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
		Redemption and Large Transaction Risk. Ownership of the fund's shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
For periods prior to the inception date of Class R-6 shares (March 1, 2019), the performance shown in the table for Class R-6 shares is that of the Fund's Class R-3 shares, adjusted to reflect the fees and expenses of Class R-6 shares. However, where the adjustment for fees and expenses results in performance for Class R-6 shares that is higher than the historical performance of the Class R-3 shares, the historical performance of the Class R-3 shares is used. These adjustments result in performance for such periods that is no higher than the historical performance of the Class R-3 shares.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns as of December 31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest return for a quarter during the period of the bar chart above:	Q2 2020	17.41%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(22.11)%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total ReturnsFor the periods ended December 31, 2020
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only and would be different for the other share classes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.
PFI Prospectus | Diversified International Fund [Member] | MSCI ACWI Ex-U.S. Index [Member]
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)
Label	rr_AverageAnnualReturnLabel	MSCI ACWI Ex-U.S. Index NTR (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)
1 Year	rr_AverageAnnualReturnYear01	10.63%
5 Years	rr_AverageAnnualReturnYear05	8.92%
10 Years	rr_AverageAnnualReturnYear10	4.92%
PFI Prospectus | Diversified International Fund [Member] | Diversified International Fund, Class A [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PRWLX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.71%	[5]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.24%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.20%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[6]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.20%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 666
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	910
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,173
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,925
Annual Return 2011	rr_AnnualReturn2011	(11.64%)
Annual Return 2012	rr_AnnualReturn2012	17.51%
Annual Return 2013	rr_AnnualReturn2013	18.05%
Annual Return 2014	rr_AnnualReturn2014	(3.41%)
Annual Return 2015	rr_AnnualReturn2015	(0.80%)
Annual Return 2016	rr_AnnualReturn2016	(0.38%)
Annual Return 2017	rr_AnnualReturn2017	28.08%
Annual Return 2018	rr_AnnualReturn2018	(17.66%)
Annual Return 2019	rr_AnnualReturn2019	22.35%
Annual Return 2020	rr_AnnualReturn2020	16.99%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.41%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.11%)
Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	10.52%
5 Years	rr_AverageAnnualReturnYear05	7.29%
10 Years	rr_AverageAnnualReturnYear10	5.26%
PFI Prospectus | Diversified International Fund [Member] | Diversified International Fund, Class A [Member] | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	10.45%
5 Years	rr_AverageAnnualReturnYear05	6.89%
10 Years	rr_AverageAnnualReturnYear10	5.03%
PFI Prospectus | Diversified International Fund [Member] | Diversified International Fund, Class A [Member] | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	6.50%
5 Years	rr_AverageAnnualReturnYear05	5.79%
10 Years	rr_AverageAnnualReturnYear10	4.31%
PFI Prospectus | Diversified International Fund [Member] | Diversified International Fund, Class C [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PDNCX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.71%	[5]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.46%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.17%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)	[6]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.98%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 301
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	661
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,147
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,241
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	201
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	661
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,147
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,241
Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	7.70%
10 Years	rr_AverageAnnualReturnYear10	5.10%
PFI Prospectus | Diversified International Fund [Member] | Diversified International Fund, Class J [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIIJX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.71%	[5]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.26%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.12%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[6]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.12%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 214
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	356
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	617
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,363
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	114
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	356
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	617
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,363
Label	rr_AverageAnnualReturnLabel	Class J Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	16.02%
5 Years	rr_AverageAnnualReturnYear05	8.66%
10 Years	rr_AverageAnnualReturnYear10	5.97%
PFI Prospectus | Diversified International Fund [Member] | Diversified International Fund, Institutional Class [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIIIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.71%	[5]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.14%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.85%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[6]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.85%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 87
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	271
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	471
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,049
Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	17.31%
5 Years	rr_AverageAnnualReturnYear05	9.00%
10 Years	rr_AverageAnnualReturnYear10	6.36%
PFI Prospectus | Diversified International Fund [Member] | Diversified International Fund, Class R-1 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PDVIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.71%	[5]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.55%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.61%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[6]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.61%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 164
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	508
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	876
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,911
Label	rr_AverageAnnualReturnLabel	Class R-1 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	16.48%
5 Years	rr_AverageAnnualReturnYear05	8.09%
10 Years	rr_AverageAnnualReturnYear10	5.46%
PFI Prospectus | Diversified International Fund [Member] | Diversified International Fund, Class R-3 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PINRX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.71%	[5]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.34%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.30%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[6]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.30%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 132
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	412
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	713
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,568
Label	rr_AverageAnnualReturnLabel	Class R-3 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	16.90%
5 Years	rr_AverageAnnualReturnYear05	8.43%
10 Years	rr_AverageAnnualReturnYear10	5.79%
PFI Prospectus | Diversified International Fund [Member] | Diversified International Fund, Class R-4 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PINLX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.71%	[5]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.30%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.11%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[6]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.11%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 113
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	353
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	612
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,352
Label	rr_AverageAnnualReturnLabel	Class R-4 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	17.11%
5 Years	rr_AverageAnnualReturnYear05	8.64%
10 Years	rr_AverageAnnualReturnYear10	5.99%
PFI Prospectus | Diversified International Fund [Member] | Diversified International Fund, Class R-5 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PINPX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.71%	[5]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.28%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.99%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[6]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.99%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	315
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	547
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,213
Label	rr_AverageAnnualReturnLabel	Class R-5 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	17.20%
5 Years	rr_AverageAnnualReturnYear05	8.76%
10 Years	rr_AverageAnnualReturnYear10	6.13%
PFI Prospectus | Diversified International Fund [Member] | Diversified International Fund, Class R-6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PDIFX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.71%	[5]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.02%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.73%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[6]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.73%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 75
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	233
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	406
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 906
Label	rr_AverageAnnualReturnLabel	Class R-6 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	17.52%
5 Years	rr_AverageAnnualReturnYear05	8.66%
10 Years	rr_AverageAnnualReturnYear10	5.90%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2019
PFI Prospectus | Equity Income Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	EQUITY INCOME FUND
Objective [Heading]	rr_ObjectiveHeading	Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide current income and long-term growth of income and capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial intermediary and in “Choosing a Share Class and The Costs of Investing” beginning on page 425 of the Fund’s prospectus, Appendix B to the prospectus titled "Intermediary-Specific Sales Charge Waivers and Reductions", and “Multiple Class Structure” beginning on page 7 of the Fund’s Statement of Additional Information.
If you purchase Institutional Class shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 16.9% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	16.90%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of Principal Funds, Inc.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Fees have been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class C shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	With respect to Class C and J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in dividend-paying equity securities at the time of purchase. The Fund usually invests in equity securities of companies with large and medium market capitalizations. The Fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. The Fund also invests in securities of foreign issuers.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer's sector or industry, or changes in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies.
•Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.
		Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies). Redemption and Large Transaction Risk. Ownership of the fund's shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
		For periods prior to the inception date of Class J shares (September 9, 2018), the performance shown in the table for Class J shares is that of the Fund's Class A shares, adjusted to reflect the fees and expenses of Class J shares. However, where the adjustment for fees and expenses results in performance for Class J shares that is higher than the historical performance of the Class A shares, the historical performance of the Class A shares is used without respect to sales charges. These adjustments result in performance for such periods that is no higher than the historical performance of Class A shares.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns as of December 31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest return for a quarter during the period of the bar chart above:	Q4 2020	15.59%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(25.44)%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total ReturnsFor the periods ended December 31, 2020
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only and would be different for the other share classes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.
PFI Prospectus | Equity Income Fund [Member] | Russell 1000 Value Index [Member]
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	2.79%
5 Years	rr_AverageAnnualReturnYear05	9.73%
10 Years	rr_AverageAnnualReturnYear10	10.50%
PFI Prospectus | Equity Income Fund [Member] | Equity Income Fund, Class A [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PQIAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.50%	[7]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.13%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.88%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[8]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.88%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 635
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	815
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,011
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,575
Annual Return 2011	rr_AnnualReturn2011	5.07%
Annual Return 2012	rr_AnnualReturn2012	12.47%
Annual Return 2013	rr_AnnualReturn2013	26.68%
Annual Return 2014	rr_AnnualReturn2014	12.25%
Annual Return 2015	rr_AnnualReturn2015	(4.26%)
Annual Return 2016	rr_AnnualReturn2016	15.15%
Annual Return 2017	rr_AnnualReturn2017	20.54%
Annual Return 2018	rr_AnnualReturn2018	(5.38%)
Annual Return 2019	rr_AnnualReturn2019	28.43%
Annual Return 2020	rr_AnnualReturn2020	6.17%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.59%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.44%)
Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	0.34%
5 Years	rr_AverageAnnualReturnYear05	11.09%
10 Years	rr_AverageAnnualReturnYear10	10.54%
PFI Prospectus | Equity Income Fund [Member] | Equity Income Fund, Class A [Member] | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(0.11%)
5 Years	rr_AverageAnnualReturnYear05	9.84%
10 Years	rr_AverageAnnualReturnYear10	9.67%
PFI Prospectus | Equity Income Fund [Member] | Equity Income Fund, Class A [Member] | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	0.40%
5 Years	rr_AverageAnnualReturnYear05	8.55%
10 Years	rr_AverageAnnualReturnYear10	8.51%
PFI Prospectus | Equity Income Fund [Member] | Equity Income Fund, Class C [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PEUCX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.50%	[7]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.13%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.63%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[8]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.63%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 266
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	514
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	887
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,732
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	166
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	514
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	887
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,732
Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	4.40%
5 Years	rr_AverageAnnualReturnYear05	11.54%
10 Years	rr_AverageAnnualReturnYear10	10.34%
PFI Prospectus | Equity Income Fund [Member] | Equity Income Fund, Class J Shares [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PEIJX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.50%	[7]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.20%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.85%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[8]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.85%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 187
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	271
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	471
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,049
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	87
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	271
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	471
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,049
Label	rr_AverageAnnualReturnLabel	Class J Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	5.23%
5 Years	rr_AverageAnnualReturnYear05	12.38%
10 Years	rr_AverageAnnualReturnYear10	11.17%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 09, 2018
PFI Prospectus | Equity Income Fund [Member] | Equity Income Fund, Institutional Class [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PEIIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.50%	[7]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.04%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.54%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[8]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.52%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 53
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	171
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	300
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 675
Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	6.54%
5 Years	rr_AverageAnnualReturnYear05	12.78%
10 Years	rr_AverageAnnualReturnYear10	11.60%
PFI Prospectus | Equity Income Fund [Member] | Equity Income Fund, Class R-1 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIEMX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.50%	[7]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.54%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.39%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[8]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.39%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 142
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	440
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	761
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,669
Label	rr_AverageAnnualReturnLabel	Class R-1 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	5.63%
5 Years	rr_AverageAnnualReturnYear05	11.80%
10 Years	rr_AverageAnnualReturnYear10	10.62%
PFI Prospectus | Equity Income Fund [Member] | Equity Income Fund, Class R-3 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PEIOX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.50%	[7]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.33%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.08%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[8]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.08%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 110
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	343
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	595
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,317
Label	rr_AverageAnnualReturnLabel	Class R-3 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	5.98%
5 Years	rr_AverageAnnualReturnYear05	12.15%
10 Years	rr_AverageAnnualReturnYear10	10.97%
PFI Prospectus | Equity Income Fund [Member] | Equity Income Fund, Class R-4 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PEIPX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.50%	[7]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.29%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.89%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[8]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.89%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 91
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	284
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	493
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,096
Label	rr_AverageAnnualReturnLabel	Class R-4 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	6.16%
5 Years	rr_AverageAnnualReturnYear05	12.36%
10 Years	rr_AverageAnnualReturnYear10	11.18%
PFI Prospectus | Equity Income Fund [Member] | Equity Income Fund, Class R-5 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PEIQX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.50%	[7]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.27%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.77%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[8]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.77%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 79
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	246
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	428
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 954
Label	rr_AverageAnnualReturnLabel	Class R-5 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	6.28%
5 Years	rr_AverageAnnualReturnYear05	12.50%
10 Years	rr_AverageAnnualReturnYear10	11.32%
PFI Prospectus | Finisterre Emerging Markets Total Return Bond Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FINISTERRE EMERGING MARKETS TOTAL RETURN BOND FUND
Objective [Heading]	rr_ObjectiveHeading	Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to generate total returns from current income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial intermediary and in “Choosing a Share Class and The Costs of Investing” beginning on page 425 of the Fund’s prospectus, Appendix B to the prospectus titled "Intermediary-Specific Sales Charge Waivers and Reductions", and “Multiple Class Structure” beginning on page 7 of the Fund’s Statement of Additional Information.
If you purchase Institutional Class shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 285.3% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	285.30%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A Shares of Principal Funds, Inc.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in bonds and other fixed-income securities that are tied economically to an emerging market, and in derivatives on such investments. The types of fixed-income securities in which the Fund invests include convertible bonds, credit- and index-linked securities, non-registered and restricted securities (including those issued in reliance on Rule 144A and Regulation S), securities issued by distressed or bankrupt issuers, and securities issued by the U.S government or U.S. government-sponsored enterprises. The Fund actively trades portfolio securities. The Fund is considered non-diversified, which means it can invest a higher percentage of assets in securities of individual issuers than a diversified fund.
The Fund considers a security to be tied economically to an emerging market if the issuer of the security has its principal place of business or principal office in an emerging market, has its principal securities trading market in an emerging market, or derives a majority of its revenue from emerging markets. Emerging markets include frontier markets.
The Fund uses derivatives to enhance return and to hedge and manage investment risks. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. Specifically, the Fund uses forward contracts, futures, options, and swaps. The Fund invests in cash and cash equivalents to support certain of these investments, as well as for other purposes.
The Fund’s investment process focuses primarily on market level analysis of global markets and political developments and their impact on individual countries and companies in emerging markets. The Fund uses a top-down portfolio construction process, blending both fundamental and technical considerations. The investment strategy provides considerable flexibility to invest in various asset classes, capital structures, maturities, and currencies.
		The Fund invests, without limitation, in high yield securities (also known as “junk”) rated at the time of purchase Ba1 or lower by Moody’s Investors Services, Inc., and BB+ or lower by S&P Global Ratings ("S&P Global") (if the security has been rated by only one of these agencies, that rating will determine whether the security is below investment grade; if the security has not been rated by either of those agencies, those selecting such investments will determine whether the security is of a quality comparable to those rated below investment grade). The Fund's holdings range in maturity from overnight to 30 years or more and are not subject to any minimum credit rating standard.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Convertible Securities Risk. Convertible securities are securities that are convertible into common stock. Convertible securities are subject to credit and interest rate risks associated with fixed-income securities and to stock market risk associated with equity securities.
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and result in disproportionate losses that may be substantially greater than a fund's initial investment.
•Currency Contracts. Derivatives related to currency contracts involve the specific risk of government action through exchange controls that would restrict the ability of the fund to deliver or receive currency.
•Forward Contracts, Futures and Swaps. These derivative instruments involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the fund and the price of the instruments; possible lack of a liquid secondary market for an instrument and the resulting inability to close it when desired; counterparty risk; and if the fund has insufficient cash, it may have to sell securities from its portfolio to meet any applicable daily variation margin requirements.
•Options. Options involve specific risks, including: imperfect correlation between the change in market value of the instruments held by the fund and the price of the options, counterparty risk, difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets), and an insufficient liquid secondary market for particular options.
Distressed Investments Risk. A fund’s investment in instruments involving loans, loan participations, bonds, notes, non-performing and sub-performing mortgage loans, many of which are not publicly traded, may involve a substantial degree of risk for the following reasons. These instruments may become illiquid and the prices of such instruments may be extremely volatile. Valuing such instruments may be difficult and a fund may lose all of its investment, or it may be required to accept cash or securities with a value less than the fund’s original investment. Issuers of distressed securities are typically in a weak financial condition and may default, in which case the fund may lose its entire investment.
Emerging Markets Risk. Investments in emerging markets may have more risk than those in developed markets because the emerging markets are less developed and more illiquid. Emerging markets can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile. The U.S. Securities and Exchange Commission, the U.S. Department of Justice, and other U.S. authorities may be limited in their ability to pursue bad actors in emerging markets, including with respect to fraud.
•Defensive Strategy Risk. Because emerging market debt markets are particularly susceptible to adverse market, economic, political, and other conditions, the Fund is more prone to take a defensive position and invest a significant portion of its assets in cash and cash equivalents in response to abnormal market conditions. In taking a large cash position, the Fund’s performance may be adversely affected as the Fund may not be able to benefit from an upswing in the market. Further, the Fund may be unable to pursue or achieve its investment objective when employing such a defensive strategy.
•Frontier Markets Risk. Frontier markets are emerging markets, but generally have small economies or less mature capital markets than more developed emerging markets, and, as a result, the risks of investing in emerging markets are magnified in frontier markets. Frontier markets typically have low trading volumes and the potential for extreme price volatility and illiquidity.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and generally increases when interest rates fall. Higher interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Hedging Risk. A fund that implements a hedging strategy using derivatives and/or securities could expose the fund to the risk that can arise when a change in the value of a hedge does not match a change in the value of the asset it hedges. In other words, the change in value of the hedge could move in a direction that does not match the change in value of the underlying asset, resulting in a risk of loss to the fund.
High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.
Leverage Risk. Leverage created by borrowing or certain types of transactions or investments may impair the fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase volatility of the fund’s net asset value, or diminish the fund’s performance.
Non-Diversification Risk. A non-diversified fund may invest a high percentage of its assets in the securities of a small number of issuers and is more likely than diversified funds to be significantly affected by a specific security’s poor performance.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Portfolio Turnover (Active Trading) Risk. High portfolio turnover (more than 100%) caused by actively trading portfolio securities may result in accelerating the realization of taxable gains and losses, lower fund performance and increased brokerage costs.
Redemption and Large Transaction Risk. Ownership of the fund's shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. government.
		Volatility Mitigation Risk. Volatility mitigation strategies may increase fund transaction costs, which could increase losses or reduce gains. These strategies may not protect the fund from market declines and may reduce the fund’s participation in market gains.
Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. A non-diversified fund may invest a high percentage of its assets in the securities of a small number of issuers and is more likely than diversified funds to be significantly affected by a specific security’s poor performance.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows, for each class of shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Life of Fund results are measured from the date the Fund's shares were first sold (July 11, 2016).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows, for each class of shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Performance of the blended index shows how the Fund's performance compares to a blend of indices with similar investment objectives. Performance of each component of the blended index is also shown. The weightings for the Finisterre Emerging Markets Total Return Bond Blended Index are: 33.33% JPM CEMBI Broad Diversified Index; 33.33% JPM EMBI Global Diversified Index; and 33.33% JPM GBI-EM Global Diversified Index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns as of December 31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest return for a quarter during the period of the bar chart above:	Q2 2020	9.59%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(9.41)%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total ReturnsFor the periods ended December 31, 2020
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only and would be different for the other share class.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share class.
Performance of the blended index shows how the Fund's performance compares to a blend of indices with similar investment objectives. Performance of each component of the blended index is also shown. The weightings for the Finisterre Emerging Markets Total Return Bond Blended Index are: 33.33% JPM CEMBI Broad Diversified Index; 33.33% JPM EMBI Global Diversified Index; and 33.33% JPM GBI-EM Global Diversified Index.

PFI Prospectus | Finisterre Emerging Markets Total Return Bond Fund [Member] | JPM CEMBI Broad Diversified Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	JPM CEMBI Broad Diversified Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	7.12%
Since Inception	rr_AverageAnnualReturnSinceInception	5.93%
PFI Prospectus | Finisterre Emerging Markets Total Return Bond Fund [Member] | JPM EMBI Global Diversified Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	JPM EMBI Global Diversified Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	5.25%
Since Inception	rr_AverageAnnualReturnSinceInception	5.14%
PFI Prospectus | Finisterre Emerging Markets Total Return Bond Fund [Member] | JPM GBI-EM Global Diversified Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	JPM GBI-EM Global Diversified Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	2.69%
Since Inception	rr_AverageAnnualReturnSinceInception	4.30%
PFI Prospectus | Finisterre Emerging Markets Total Return Bond Fund [Member] | Finisterre Unconstrained Emerging Markets Bond Blended Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Finisterre Emerging Markets Total Return Bond Blended Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	5.06%
Since Inception	rr_AverageAnnualReturnSinceInception	5.18%
PFI Prospectus | Finisterre Emerging Markets Total Return Bond Fund [Member] | Finisterre Emerging Markets Total Return Bond Fund, Class A [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PFUEX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.45%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.46%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.25%)	[9]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.21%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 494
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	998
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,528
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,975
Annual Return 2017	rr_AnnualReturn2017	10.75%
Annual Return 2018	rr_AnnualReturn2018	(1.97%)
Annual Return 2019	rr_AnnualReturn2019	14.43%
Annual Return 2020	rr_AnnualReturn2020	7.50%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.59%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.41%)
Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	3.43%
Since Inception	rr_AverageAnnualReturnSinceInception	6.11%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 11, 2016
PFI Prospectus | Finisterre Emerging Markets Total Return Bond Fund [Member] | Finisterre Emerging Markets Total Return Bond Fund, Class A [Member] | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	1.79%
Since Inception	rr_AverageAnnualReturnSinceInception	3.89%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 11, 2016
PFI Prospectus | Finisterre Emerging Markets Total Return Bond Fund [Member] | Finisterre Emerging Markets Total Return Bond Fund, Class A [Member] | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	2.06%
Since Inception	rr_AverageAnnualReturnSinceInception	3.69%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 11, 2016
PFI Prospectus | Finisterre Emerging Markets Total Return Bond Fund [Member] | Finisterre Emerging Markets Total Return Bond Fund, Institutional Class [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PFUMX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.17%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.93%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[9]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.86%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 88
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	289
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	508
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,137
Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	7.83%
Since Inception	rr_AverageAnnualReturnSinceInception	7.38%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 11, 2016
PFI Prospectus | Global Diversified Income Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GLOBAL DIVERSIFIED INCOME FUND
Objective [Heading]	rr_ObjectiveHeading	Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial intermediary and in “Choosing a Share Class and The Costs of Investing” beginning on page 425 of the Fund’s prospectus, Appendix B to the prospectus titled "Intermediary-Specific Sales Charge Waivers and Reductions", and “Multiple Class Structure” beginning on page 7 of the Fund’s Statement of Additional Information.
If you purchase Institutional Class or Class R-6 shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 79.7% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	79.70%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A Shares of Principal Funds, Inc.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class C shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	With respect to Class C shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund generally invests a majority of its assets in fixed income securities, such as investment-grade corporate bonds, high yield bonds (also known as "junk" bonds), preferred securities, commercial mortgage-backed securities, and emerging market debt securities, in an effort to provide incremental yields over a portfolio of government securities. The fixed income portion of the Fund is not managed to a particular maturity or duration. The Fund also invests in equity securities in an effort to provide incremental dividend yields and diversify fixed-income related risks. Under normal market conditions, the Fund holds investments tied economically to at least 40 countries and invests at least 30% of its net assets in foreign, including emerging market, securities. Here, "emerging market" means any market considered to be an emerging market by the international financial community (including the MSCI Emerging Markets Index) and any market included in any J.P. Morgan Emerging Market Bond Index. Emerging markets generally exclude the U.S., Canada, Japan, Hong Kong, Singapore, Australia, and New Zealand, and most nations located in Western Europe. The Fund uses derivative strategies. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index.
In managing the Fund, Principal Global Investors, LLC ("PGI," the Fund’s investment advisor), determines the Fund's strategic asset allocation among the general investment categories, which are executed by PGI and multiple sub-advisors: high yield, preferred securities, emerging market debt, global real estate, commercial mortgage-backed securities, global value equity, and publicly-traded infrastructure. Those selecting investments for the Fund seek to provide yield by focusing on securities that offer the best potential for yield, taking risk into consideration, within their respective investment categories. Some strategies use active management, others use passive (index) strategies, and some use a combination of active and passive strategies. PGI has considerable latitude in allocating the Fund's assets. The Fund uses strategies and sub-advisors to varying degrees and may change allocations, add new or eliminate existing strategies and sub-advisors, and temporarily or permanently reduce allocations from time to time such that the Fund would have little or no assets allocated to a particular strategy or sub-advisor.
•Investment grade corporate securities, which are rated at the time of purchase Baa3 or higher by Moody’s Investors Service (“Moody’s”) or BBB- or higher by S&P Global Ratings (“S&P Global”).
•High yield and other income-producing securities, including bank loans and corporate bonds. "High yield" securities are below investment grade securities (sometimes called "junk") which are rated at the time of purchase Ba1 or lower by Moody's and BB+ or lower by S&P Global. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative with respect to the issuer's ability to pay interest and to repay principal. This portion of the Fund also invests in currency forwards and currency options to hedge currency risk.
•Preferred securities, focusing primarily on the financial services, real estate investment trust ("REIT"), and utility industries.
•Diversified portfolio of fixed income securities, including those issued by governments and their agencies and corporate entities in emerging markets. This portion of the Fund also invests in interest rate swaps or Treasury futures to manage fixed income exposure; credit default swaps to increase or decrease in an efficient manner exposures to certain sectors or individual issuers; total return swaps to increase or decrease in an efficient manner exposures to certain sectors; and currency forwards and currency options to hedge currency risk and express views on the direction of currency.
•Equity securities of global real estate companies. A real estate company has at least 50% of its assets, income or profits derived from products or services related to the real estate industry and include REITs, REIT-like entities, and companies with substantial real estate holdings such as paper, lumber, hotel and entertainment companies as well as building supply manufacturers, mortgage lenders, and mortgage servicing companies.
•Commercial mortgage-backed securities, which are bonds secured by first mortgages on commercial real estate.
•Diversified portfolio of value equity securities, which emphasizes buying equity securities that appear to be undervalued. The Fund invests in equity securities regardless of market capitalization (small, medium or large).
		•Securities issued by publicly-listed infrastructure companies, such as public utility, energy, and transportation companies.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.
Bank Loans Risk. Changes in economic conditions are likely to cause issuers of bank loans (also known as senior floating rate interests) to be unable to meet their obligations. In addition, the value of the collateral securing the loan (if any) may decline, causing a loan to be substantially unsecured. Underlying credit agreements governing the bank loans, reliance on market makers, priority of repayment and overall market volatility may harm the liquidity of loans.
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and result in disproportionate losses that may be substantially greater than a fund's initial investment.
•Credit Default Swaps. Credit default swaps involve special risks in addition to those associated with swaps generally because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). The protection “buyer” in a credit default contract may be obligated to pay the protection “seller” an up-front payment or a periodic stream of payments over the term of the contract provided generally that no credit event on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (i.e., full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. The Fund may be either the buyer or seller in the transaction.
•Currency Contracts. Derivatives related to currency contracts involve the specific risk of government action through exchange controls that would restrict the ability of the fund to deliver or receive currency.
•Forward Contracts, Futures and Swaps. These derivative instruments involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the fund and the price of the instruments; possible lack of a liquid secondary market for an instrument and the resulting inability to close it when desired; counterparty risk; and if the fund has insufficient cash, it may have to sell securities from its portfolio to meet any applicable daily variation margin requirements.
•Options. Options involve specific risks, including: imperfect correlation between the change in market value of the instruments held by the fund and the price of the options, counterparty risk, difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets), and an insufficient liquid secondary market for particular options.
Emerging Markets Risk. Investments in emerging markets may have more risk than those in developed markets because the emerging markets are less developed and more illiquid. Emerging markets can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile. The U.S. Securities and Exchange Commission, the U.S. Department of Justice, and other U.S. authorities may be limited in their ability to pursue bad actors in emerging markets, including with respect to fraud.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer's sector or industry, or changes in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies.
•Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and generally increases when interest rates fall. Higher interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Hedging Risk. A fund that implements a hedging strategy using derivatives and/or securities could expose the fund to the risk that can arise when a change in the value of a hedge does not match a change in the value of the asset it hedges. In other words, the change in value of the hedge could move in a direction that does not match the change in value of the underlying asset, resulting in a risk of loss to the fund.
High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.
Index (Passive) Strategy Risk. An index (passive) fund (or passive strategy that is part of a fund) has operating and other expenses while an index does not. As a result, over time, index funds tend to underperform the index. The correlation between an index strategy's performance and index performance may also be affected by the type of passive investment approach used (sampling or replication), changes in securities markets, changes in the composition of the index, and the timing of purchases and sales of shares.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Preferred Securities Risk. Because preferred securities have a lower priority claim on assets or earnings than senior bonds and other debt instruments in a company's capital structure, they are subject to greater credit and liquidation risk than more senior debt instruments. In addition, preferred securities are subject to other risks, such as limited or no voting rights, deferring or skipping distributions, interest rate risk, and redeeming the security prior to any stated maturity date.
Real Estate Investment Trusts (“REITs”) Risk. In addition to risks associated with investing in real estate securities, REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, risks of default by borrowers, and self-liquidation. Investment in REITs also involves risks similar to risks of investing in small market capitalization companies, such as limited financial resources, less frequent and limited volume trading, and may be subject to more abrupt or erratic price movements than larger company securities. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code. Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the fund invests.
Real Estate Securities Risk. Investing in real estate securities subjects the fund to the risks associated with the real estate market (which are similar to the risks associated with direct ownership in real estate), including declines in real estate values, loss due to casualty or condemnation, property taxes, interest rate changes, increased expenses, cash flow of underlying real estate assets, regulatory changes (including zoning, land use and rents), and environmental problems, as well as to the risks related to the management skill and creditworthiness of the issuer.
Redemption and Large Transaction Risk. Ownership of the fund's shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
		Securitized Products Risk. Investments in securitized products are subject to risks similar to traditional fixed income securities, such as credit, interest rate, liquidity, prepayment, extension, and default risk, as well as additional risks associated with the nature of the assets and the servicing of those assets. Unscheduled prepayments on securitized products may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, the results would be lower. The table shows, for each class of shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
For periods prior to the inception date of Class R-6 shares (June 12, 2017), the performance shown in the table for Class R-6 shares is that of the Fund's Institutional Class shares, adjusted to reflect the fees and expenses of Class R-6 shares. These adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, the results would be lower. The table shows, for each class of shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Performance of a blended index shows how the Fund’s performance compares to a blend of indices with similar investment objectives. The weightings for the GDI Blended Index (Linked) are: •for the period from January 1, 2019 and after: 80% Bloomberg Barclays Aggregate Bond Index and 20% MSCI World Value Index NTR. Performance of each of these components is also shown separately.•for the period prior to January 1, 2019: 40% Bloomberg Barclays Global Credit Index; 30% Bloomberg Barclays Global High Yield Index; and 30% MSCI ACWI Value Index NR.Effective March 1, 2020, the Fund’s primary benchmark changed from Bloomberg Barclays Global Aggregate Index to the Bloomberg Barclays Aggregate Bond Index because the latter more closely aligns with the Fund’s current investment approach.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns as of December 31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	These annual returns do not reflect sales charges on Class A shares; if they did, the results would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest return for a quarter during the period of the bar chart above:	Q4 2020	8.39%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(17.02)%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total ReturnsFor the periods ended December 31, 2020
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only and would be different for the other share classes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.
Performance of a blended index shows how the Fund’s performance compares to a blend of indices with similar investment objectives. The weightings for the GDI Blended Index (Linked) are:
•for the period from January 1, 2019 and after: 80% Bloomberg Barclays Aggregate Bond Index and 20% MSCI World Value Index NTR. Performance of each of these components is also shown separately.
•for the period prior to January 1, 2019: 40% Bloomberg Barclays Global Credit Index; 30% Bloomberg Barclays Global High Yield Index; and 30% MSCI ACWI Value Index NR.
Effective March 1, 2020, the Fund’s primary benchmark changed from Bloomberg Barclays Global Aggregate Index to the Bloomberg Barclays Aggregate Bond Index because the latter more closely aligns with the Fund’s current investment approach.

PFI Prospectus | Global Diversified Income Fund [Member] | Bloomberg Barclays Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Bloomberg Barclays Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	7.49%
5 Years	rr_AverageAnnualReturnYear05	4.43%
10 Years	rr_AverageAnnualReturnYear10	3.84%
PFI Prospectus | Global Diversified Income Fund [Member] | Bloomberg Barclays Global Aggregate Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Bloomberg Barclays Global Aggregate Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	9.18%
5 Years	rr_AverageAnnualReturnYear05	4.79%
10 Years	rr_AverageAnnualReturnYear10	2.83%
PFI Prospectus | Global Diversified Income Fund [Member] | MSCI ACWI Value Index [Member]
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)
Label	rr_AverageAnnualReturnLabel	MSCI World Value Index NTR (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)
1 Year	rr_AverageAnnualReturnYear01	(1.16%)
5 Years	rr_AverageAnnualReturnYear05	7.14%
10 Years	rr_AverageAnnualReturnYear10	6.76%
PFI Prospectus | Global Diversified Income Fund [Member] | Global Diversified Income Blended Index [Member]
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(except as noted for MSCI ACWI Value Index NTR, reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	GDI Blended Index (Linked) (except as noted for MSCI ACWI Value Index NTR, reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	7.58%
5 Years	rr_AverageAnnualReturnYear05	6.63%
10 Years	rr_AverageAnnualReturnYear10	5.49%
PFI Prospectus | Global Diversified Income Fund [Member] | Global Diversified Income Fund, Class A [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PGBAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.73%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.11%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.09%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[10],[11]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.01%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 474
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	701
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	946
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,647
Annual Return 2011	rr_AnnualReturn2011	2.70%
Annual Return 2012	rr_AnnualReturn2012	15.65%
Annual Return 2013	rr_AnnualReturn2013	5.79%
Annual Return 2014	rr_AnnualReturn2014	6.20%
Annual Return 2015	rr_AnnualReturn2015	(2.52%)
Annual Return 2016	rr_AnnualReturn2016	9.30%
Annual Return 2017	rr_AnnualReturn2017	9.85%
Annual Return 2018	rr_AnnualReturn2018	(5.67%)
Annual Return 2019	rr_AnnualReturn2019	13.41%
Annual Return 2020	rr_AnnualReturn2020	1.53%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.39%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.02%)
Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(2.29%)
5 Years	rr_AverageAnnualReturnYear05	4.65%
10 Years	rr_AverageAnnualReturnYear10	5.02%
PFI Prospectus | Global Diversified Income Fund [Member] | Global Diversified Income Fund, Class A [Member] | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(3.85%)
5 Years	rr_AverageAnnualReturnYear05	2.78%
10 Years	rr_AverageAnnualReturnYear10	3.07%
PFI Prospectus | Global Diversified Income Fund [Member] | Global Diversified Income Fund, Class A [Member] | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(1.30%)
5 Years	rr_AverageAnnualReturnYear05	2.81%
10 Years	rr_AverageAnnualReturnYear10	3.12%
PFI Prospectus | Global Diversified Income Fund [Member] | Global Diversified Income Fund, Class C [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PGDCX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.73%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.12%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.85%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[10],[11]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.77%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 280
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	574
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	993
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,964
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	180
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	574
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	993
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,964
Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(0.24%)
5 Years	rr_AverageAnnualReturnYear05	4.65%
10 Years	rr_AverageAnnualReturnYear10	4.63%
PFI Prospectus | Global Diversified Income Fund [Member] | Global Diversified Income Fund, Institutional Class [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PGDIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.73%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.11%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.84%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[10],[11]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.68%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 69
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	252
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	450
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,022
Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	1.87%
5 Years	rr_AverageAnnualReturnYear05	5.79%
10 Years	rr_AverageAnnualReturnYear10	5.76%
PFI Prospectus | Global Diversified Income Fund [Member] | Global Diversified Income Fund, Class R-6 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PGBLX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.73%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.02%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.75%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[10],[11]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.67%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 68
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	232
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	409
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 923
Label	rr_AverageAnnualReturnLabel	Class R-6 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	1.88%
5 Years	rr_AverageAnnualReturnYear05	5.79%
10 Years	rr_AverageAnnualReturnYear10	5.75%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 12, 2017
PFI Prospectus | Global Real Estate Securities Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GLOBAL REAL ESTATE SECURITIES FUND
Objective [Heading]	rr_ObjectiveHeading	Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to generate a total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial intermediary and in “Choosing a Share Class and The Costs of Investing” beginning on page 425 of the Fund’s prospectus, Appendix B to the prospectus titled "Intermediary-Specific Sales Charge Waivers and Reductions", and “Multiple Class Structure” beginning on page 7 of the Fund’s Statement of Additional Information.
If you purchase Institutional Class or Class R-6 shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 41.7% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	41.70%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of Principal Funds, Inc.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class C shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	With respect to Class C shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of U.S. and non-U.S. companies principally engaged in the real estate industry at the time of purchase. For the Fund's investment policies, a real estate company has at least 50% of its assets, income or profits derived from products or services related to the real estate industry. Real estate companies include real estate investment trusts ("REITs") and companies with substantial real estate holdings such as paper, lumber, hotel and entertainment companies, as well as those whose products and services relate to the real estate industry, such as building supply manufacturers, mortgage lenders, and mortgage servicing companies. The Fund invests in equity securities regardless of market capitalization (small, medium or large). The Fund invests in value equity securities, which is an investment strategy that emphasizes buying equity securities that appear to be undervalued.
The Fund invests a significant percentage of its portfolio in REITs and foreign REIT-like entities. REITs are pooled investment vehicles that invest in income producing real estate, real estate related loans, or other types of real estate interests. REITs in the U.S. are corporations or business trusts that are permitted to eliminate corporate level federal income taxes by meeting certain requirements of the Internal Revenue Code. Some foreign countries have adopted REIT structures that are very similar to those in the United States. Similarities include pass through tax treatment and portfolio diversification. Other countries have REIT structures that are significantly different than the U.S. or have not have adopted a REIT like structure at all.
Under normal market conditions, the Fund holds investments tied economically to at least 3 countries and invests a percentage of its net assets in securities of foreign issuers equal to at least the lesser of 40% or the percentage foreign issuers in FTSE EPRA/NAREIT Developed Index minus 10%.
The Fund concentrates its investments (invest more than 25% of its net assets) in securities in the real estate industry.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund concentrates its investments (invest more than 25% of its net assets) in securities in the real estate industry.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer's sector or industry, or changes in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies.
•Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Industry Concentration Risk. A fund that concentrates investments in a particular industry or group of industries has greater exposure than other funds to market, economic and other factors affecting that industry or group of industries.
•Real Estate. A fund concentrating in the real estate industry is subject to the risks associated with direct ownership of real estate, securities of companies in the real estate industry, and/or real estate investment trusts.
Real Estate Investment Trusts (“REITs”) Risk. In addition to risks associated with investing in real estate securities, REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, risks of default by borrowers, and self-liquidation. Investment in REITs also involves risks similar to risks of investing in small market capitalization companies, such as limited financial resources, less frequent and limited volume trading, and may be subject to more abrupt or erratic price movements than larger company securities. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code. Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the fund invests.
Real Estate Securities Risk. Investing in real estate securities subjects the fund to the risks associated with the real estate market (which are similar to the risks associated with direct ownership in real estate), including declines in real estate values, loss due to casualty or condemnation, property taxes, interest rate changes, increased expenses, cash flow of underlying real estate assets, regulatory changes (including zoning, land use and rents), and environmental problems, as well as to the risks related to the management skill and creditworthiness of the issuer.
		Redemption and Large Transaction Risk. Ownership of the fund's shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com.
The bar chart shows the investment returns of the Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, the results would be lower. The table shows, for each class of shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
		For periods prior to the inception date of Class R-6 shares (November 25, 2014) and Classes R-3, R-4, and R-5 shares (March 1, 2016), the performance shown in the table for these newer classes is that of the Fund's Institutional Class shares, adjusted to reflect the respective fees and expenses of each class. These adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the investment returns of the Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, the results would be lower. The table shows, for each class of shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns as of December 31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	These annual returns do not reflect sales charges on Class A shares; if they did, the results would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest return for a quarter during the period of the bar chart above:	Q1 2019	14.95%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(25.65)%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total ReturnsFor the periods ended December 31, 2020
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only and would be different for the other share classes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.
PFI Prospectus | Global Real Estate Securities Fund [Member] | FTSE EPRA/NAREIT Developed Index NTR [Member]
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)
Label	rr_AverageAnnualReturnLabel	FTSE EPRA/NAREIT Developed Index NTR (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)
1 Year	rr_AverageAnnualReturnYear01	(9.02%)
5 Years	rr_AverageAnnualReturnYear05	3.74%
10 Years	rr_AverageAnnualReturnYear10	5.44%
PFI Prospectus | Global Real Estate Securities Fund [Member] | Global Real Estate Securities Fund, Class A [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	POSAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.86%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.22%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.33%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[12]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.33%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 678
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	948
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,239
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,063
Annual Return 2011	rr_AnnualReturn2011	(5.93%)
Annual Return 2012	rr_AnnualReturn2012	29.67%
Annual Return 2013	rr_AnnualReturn2013	5.38%
Annual Return 2014	rr_AnnualReturn2014	15.76%
Annual Return 2015	rr_AnnualReturn2015	1.09%
Annual Return 2016	rr_AnnualReturn2016	0.05%
Annual Return 2017	rr_AnnualReturn2017	14.30%
Annual Return 2018	rr_AnnualReturn2018	(3.70%)
Annual Return 2019	rr_AnnualReturn2019	23.92%
Annual Return 2020	rr_AnnualReturn2020	(4.20%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.95%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.65%)
Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(9.48%)
5 Years	rr_AverageAnnualReturnYear05	4.32%
10 Years	rr_AverageAnnualReturnYear10	6.39%
PFI Prospectus | Global Real Estate Securities Fund [Member] | Global Real Estate Securities Fund, Class A [Member] | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(9.73%)
5 Years	rr_AverageAnnualReturnYear05	3.10%
10 Years	rr_AverageAnnualReturnYear10	4.94%
PFI Prospectus | Global Real Estate Securities Fund [Member] | Global Real Estate Securities Fund, Class A [Member] | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(5.52%)
5 Years	rr_AverageAnnualReturnYear05	2.97%
10 Years	rr_AverageAnnualReturnYear10	4.53%
PFI Prospectus | Global Real Estate Securities Fund [Member] | Global Real Estate Securities Fund, Class C [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	POSCX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.86%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.26%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.12%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[12]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.12%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 315
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	664
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,139
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,250
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	215
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	664
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,139
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,250
Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(5.91%)
5 Years	rr_AverageAnnualReturnYear05	4.69%
10 Years	rr_AverageAnnualReturnYear10	6.18%
PFI Prospectus | Global Real Estate Securities Fund [Member] | Global Real Estate Securities Fund, Institutional Class [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	POSIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.86%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.17%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.03%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[12]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.94%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 96
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	319
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	560
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,251
Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(3.90%)
5 Years	rr_AverageAnnualReturnYear05	5.92%
10 Years	rr_AverageAnnualReturnYear10	7.44%
PFI Prospectus | Global Real Estate Securities Fund [Member] | Global Real Estate Securities Fund, Class R-3 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PGRKX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.86%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.33%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.44%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[12]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.44%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 147
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	456
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	787
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,724
Label	rr_AverageAnnualReturnLabel	Class R-3 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(4.34%)
5 Years	rr_AverageAnnualReturnYear05	5.41%
10 Years	rr_AverageAnnualReturnYear10	6.91%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2016
PFI Prospectus | Global Real Estate Securities Fund [Member] | Global Real Estate Securities Fund, Class R-4 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PGRVX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.86%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.29%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.25%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[12]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.25%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 127
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	397
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	686
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,511
Label	rr_AverageAnnualReturnLabel	Class R-4 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(4.14%)
5 Years	rr_AverageAnnualReturnYear05	5.58%
10 Years	rr_AverageAnnualReturnYear10	7.10%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2016
PFI Prospectus | Global Real Estate Securities Fund [Member] | Global Real Estate Securities Fund, Class R-5 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PGRUX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.86%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.27%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.13%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[12]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.13%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 115
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	359
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	622
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,375
Label	rr_AverageAnnualReturnLabel	Class R-5 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(3.95%)
5 Years	rr_AverageAnnualReturnYear05	5.75%
10 Years	rr_AverageAnnualReturnYear10	7.25%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2016
PFI Prospectus | Global Real Estate Securities Fund [Member] | Global Real Estate Securities Fund, Class R-6 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PGRSX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.86%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.02%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.88%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[12]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.88%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 90
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	281
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	488
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,084
Label	rr_AverageAnnualReturnLabel	Class R-6 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(3.86%)
5 Years	rr_AverageAnnualReturnYear05	5.95%
10 Years	rr_AverageAnnualReturnYear10	7.46%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 25, 2014
PFI Prospectus | Government & High Quality Bond Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GOVERNMENT & HIGH QUALITY BOND FUND
Objective [Heading]	rr_ObjectiveHeading	Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide a high level of current income consistent with safety and liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial intermediary and in “Choosing a Share Class and The Costs of Investing” beginning on page 425 of the Fund’s prospectus, Appendix B to the prospectus titled "Intermediary-Specific Sales Charge Waivers and Reductions", and “Multiple Class Structure” beginning on page 7 of the Fund’s Statement of Additional Information.
If you purchase Institutional Class shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 84.3% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	84.30%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A Shares of Principal Funds, Inc.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Fees have been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class C shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	With respect to Classes C and J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in debt securities issued by the U.S. government, its agencies or instrumentalities or debt securities that are rated, at the time of purchase, AAA by S&P Global Ratings ("S&P Global") or Aaa by Moody's Investors Service, Inc. ("Moody's") (if securities are rated differently by S&P Global and Moody's, the highest rating is used; or, if unrated, in the opinion of those selecting such investments, are of comparable quality), including but not limited to asset-backed securities ("ABS"), mortgage securities such as agency and non-agency collateralized mortgage obligations, and other obligations that are secured by mortgages or mortgage-backed securities ("MBS") (also referred to as securitized products). The Fund also invests in ABS and MBS that are rated lower than AAA by S&P Global or Aaa by Moody's (or of comparable quality), including collateralized mortgage obligations, and in other obligations that are secured by mortgages or MBS. The MBS in which the Fund invests include MBS trading in the to-be-announced ("TBA") markets.
Under normal circumstances, the Fund maintains an average portfolio duration that is within ±50% of the duration of the Bloomberg Barclays Fixed-Rate MBS Index, which as of December 31, 2020 was 2.34 years. The Fund is not managed to a particular maturity.
The Fund invests in derivatives, including Treasury futures and securities delivered in TBA transactions, to manage the fixed-income exposure. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and result in disproportionate losses that may be substantially greater than a fund's initial investment.
•Futures. These derivative instruments involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the fund and the price of the instruments; possible lack of a liquid secondary market for an instrument and the resulting inability to close it when desired; counterparty risk; and if the fund has insufficient cash, it may have to sell securities from its portfolio to meet any applicable daily variation margin requirements.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and generally increases when interest rates fall. Higher interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Real Estate Securities Risk. Investing in real estate securities subjects the fund to the risks associated with the real estate market (which are similar to the risks associated with direct ownership in real estate), including declines in real estate values, loss due to casualty or condemnation, property taxes, interest rate changes, increased expenses, cash flow of underlying real estate assets, regulatory changes (including zoning, land use and rents), and environmental problems, as well as to the risks related to the management skill and creditworthiness of the issuer.
Redemption and Large Transaction Risk. Ownership of the fund's shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Securitized Products Risk. Investments in securitized products are subject to risks similar to traditional fixed income securities, such as credit, interest rate, liquidity, prepayment, extension, and default risk, as well as additional risks associated with the nature of the assets and the servicing of those assets. Unscheduled prepayments on securitized products may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk). With respect to securities that are delivered in TBA transactions, there is a risk that the actual securities received by the Fund may be less favorable than what was anticipated when entering into the transaction.
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
		U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. government.
Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com.The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns as of December 31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest return for a quarter during the period of the bar chart above:	Q3 2011	2.59%
Lowest return for a quarter during the period of the bar chart above:	Q4 2016	(2.20)%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total ReturnsFor the periods ended December 31, 2020
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only and would be different for the other share classes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.
PFI Prospectus | Government & High Quality Bond Fund [Member] | Bloomberg Barclays US Agency Fixed Rate MBS Index [Member]
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Bloomberg Barclays US Agency Fixed Rate MBS Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	3.86%
5 Years	rr_AverageAnnualReturnYear05	3.05%
10 Years	rr_AverageAnnualReturnYear10	3.02%
PFI Prospectus | Government & High Quality Bond Fund [Member] | Government & High Quality Bond Fund, Class A [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CMPGX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.25%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.47%	[13]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.15%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.78%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[14]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.78%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 303
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	469
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	649
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,169
Annual Return 2011	rr_AnnualReturn2011	5.81%
Annual Return 2012	rr_AnnualReturn2012	3.97%
Annual Return 2013	rr_AnnualReturn2013	(1.69%)
Annual Return 2014	rr_AnnualReturn2014	4.79%
Annual Return 2015	rr_AnnualReturn2015	0.62%
Annual Return 2016	rr_AnnualReturn2016	1.41%
Annual Return 2017	rr_AnnualReturn2017	1.35%
Annual Return 2018	rr_AnnualReturn2018	0.51%
Annual Return 2019	rr_AnnualReturn2019	6.15%
Annual Return 2020	rr_AnnualReturn2020	2.49%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.59%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.20%)
Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	0.20%
5 Years	rr_AverageAnnualReturnYear05	1.90%
10 Years	rr_AverageAnnualReturnYear10	2.28%
PFI Prospectus | Government & High Quality Bond Fund [Member] | Government & High Quality Bond Fund, Class A [Member] | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(0.61%)
5 Years	rr_AverageAnnualReturnYear05	0.70%
10 Years	rr_AverageAnnualReturnYear10	1.06%
PFI Prospectus | Government & High Quality Bond Fund [Member] | Government & High Quality Bond Fund, Class A [Member] | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	0.12%
5 Years	rr_AverageAnnualReturnYear05	0.91%
10 Years	rr_AverageAnnualReturnYear10	1.21%
PFI Prospectus | Government & High Quality Bond Fund [Member] | Government & High Quality Bond Fund, Class C [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CCUGX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.47%	[13]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.22%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.70%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[14]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.64%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 267
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	530
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	917
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,759
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	167
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	530
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	917
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,759
Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	0.63%
5 Years	rr_AverageAnnualReturnYear05	1.53%
10 Years	rr_AverageAnnualReturnYear10	1.67%
PFI Prospectus | Government & High Quality Bond Fund [Member] | Government & High Quality Bond Fund, Class J [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMRJX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.47%	[13]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.20%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.83%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[14]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.83%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 185
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	265
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	460
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,025
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	85
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	265
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	460
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,025
Label	rr_AverageAnnualReturnLabel	Class J Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	1.47%
5 Years	rr_AverageAnnualReturnYear05	2.33%
10 Years	rr_AverageAnnualReturnYear10	2.44%
PFI Prospectus | Government & High Quality Bond Fund [Member] | Government & High Quality Bond Fund, Institutional Class [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMRIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.47%	[13]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.04%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.52%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[14]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.52%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 53
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	167
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	291
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 653
Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	2.75%
5 Years	rr_AverageAnnualReturnYear05	2.65%
10 Years	rr_AverageAnnualReturnYear10	2.81%
PFI Prospectus | Government & High Quality Bond Fund [Member] | Government & High Quality Bond Fund, Class R-1 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMGRX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.47%	[13]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.54%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.37%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[14]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.30%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 132
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	427
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	743
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,640
Label	rr_AverageAnnualReturnLabel	Class R-1 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	1.97%
5 Years	rr_AverageAnnualReturnYear05	1.87%
10 Years	rr_AverageAnnualReturnYear10	2.02%
PFI Prospectus | Government & High Quality Bond Fund [Member] | Government & High Quality Bond Fund, Class R-3 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PRCMX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.47%	[13]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.33%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.06%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[14]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.99%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	330
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	578
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,288
Label	rr_AverageAnnualReturnLabel	Class R-3 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	2.38%
5 Years	rr_AverageAnnualReturnYear05	2.20%
10 Years	rr_AverageAnnualReturnYear10	2.35%
PFI Prospectus | Government & High Quality Bond Fund [Member] | Government & High Quality Bond Fund, Class R-4 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMRDX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.47%	[13]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.29%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.87%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[14]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.80%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 82
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	271
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	475
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,066
Label	rr_AverageAnnualReturnLabel	Class R-4 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	2.48%
5 Years	rr_AverageAnnualReturnYear05	2.38%
10 Years	rr_AverageAnnualReturnYear10	2.53%
PFI Prospectus | Government & High Quality Bond Fund [Member] | Government & High Quality Bond Fund, Class R-5 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMREX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.47%	[13]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.27%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.75%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[14]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.68%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 69
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	233
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	410
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 924
Label	rr_AverageAnnualReturnLabel	Class R-5 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	2.60%
5 Years	rr_AverageAnnualReturnYear05	2.50%
10 Years	rr_AverageAnnualReturnYear10	2.66%
PFI Prospectus | Government Money Market Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GOVERNMENT MONEY MARKET FUND
Objective [Heading]	rr_ObjectiveHeading	Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks as high a level of current income as is considered consistent with preservation of principal and maintenance of liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
If you purchase Institutional Class shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund will invest at least 99.5% of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully by cash or government securities (government securities can include shares of other government money market funds). The Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in government securities and repurchase agreements that are collateralized by government securities. Specifically, the Fund will invest in U.S. treasury bills, bonds, and other obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities (which will include instruments with variable or floating interest rates), as well as shares of other government money market funds. The Fund seeks to maintain a stable net asset value of $1.00 per share. The Fund maintains a dollar weighted average portfolio maturity of 60 days or less. As with all mutual funds, the value of the Fund's assets may rise or fall.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and generally increases when interest rates fall. Higher interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Floating and Variable Rate Securities Risk. The market prices of securities with variable and floating interest rates are generally less sensitive to interest rate changes than are the market prices of securities of fixed interest rates. Floating and variable rate securities may decline in value if market interest rates or interest rates paid by them do not move as expected. Floating and variable rate securities may be subject to greater liquidity risk than other debt securities, meaning that there may be limitations on the Fund’s ability to sell the securities at any given time.
Investment Company Securities Risk. A fund that invests in another investment company (for example, another fund or an exchange-traded fund (“ETF”)) is subject to the risks associated with direct ownership of the securities in which such investment company invests. Fund shareholders indirectly bear their proportionate share of the expenses of each such investment company.
Redemption and Large Transaction Risk. Ownership of the fund's shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Repurchase Agreement Risk. If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
		U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. government.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Life of Fund returns are measured from the date the Fund's shares were first sold (December 20, 2017).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest return for a quarter during the period of the bar chart above:	Q2 2019	0.57%
Lowest return for a quarter during the period of the bar chart above:	Q4 2020	0.00%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total ReturnsFor the periods ended December 31, 2020
PFI Prospectus | Government Money Market Fund [Member] | Bloomberg Barclays U.S. Treasury Bellwethers 3 Month Index [Member]
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Bloomberg Barclays U.S. Treasury Bellwethers 3 Month Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	0.67%
Since Inception	rr_AverageAnnualReturnSinceInception	1.62%
PFI Prospectus | Government Money Market Fund [Member] | Government Money Market Fund, Institutional Class [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PGVXX
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.15%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.01%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.17%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[15],[16]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.15%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 15
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	53
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	94
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 215
Annual Return 2018	rr_AnnualReturn2018	1.70%
Annual Return 2019	rr_AnnualReturn2019	2.06%
Annual Return 2020	rr_AnnualReturn2020	0.34%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.57%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	0.34%
Since Inception	rr_AverageAnnualReturnSinceInception	1.37%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 20, 2017
PFI Prospectus | High Income Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	HIGH INCOME FUND
Objective [Heading]	rr_ObjectiveHeading	Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks high current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
If you purchase Institutional Class shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 73.8% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	73.80%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests primarily in below investment grade bonds and bank loans (sometimes called “high yield” or "junk") which are rated, at the time of purchase, Ba1 or lower by Moody's Investors Service, Inc. ("Moody's") and BB+ or lower by S&P Global Ratings ("S&P Global") (if the bond or bank loan has been rated by only one of those agencies, that rating will determine whether it is below investment grade; if the bond or bank loan has not been rated by either of those agencies, those selecting such investments will determine whether it is of a quality comparable to those rated below investment grade). The Fund also invests in investment grade bank loans (also known as senior floating rate interests), securities of foreign issuers, and exchange-traded funds (“ETFs”). The Fund utilizes derivative strategies for managing fixed income exposure. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. Specifically, the Fund invests in credit default swaps to increase or decrease, in an efficient manner, exposures to certain sectors or individual issuers.
In managing the Fund, Principal Global Investors, LLC ("PGI," the Fund’s investment advisor), allocates the Fund’s assets among multiple sub-advisors that use differing approaches in making their investment decisions, which include actively managed and more passive investment strategies. With respect to the passive strategy, the Fund uses a sampling methodology to purchase securities with generally the same risk and return characteristics as the Bloomberg Barclays US Corporate High Yield 2% Issuer Capped Index (the “Index”) in an attempt to match or exceed the performance of the Index.
		Under normal circumstances, the Fund maintains an average portfolio duration that is within ±25% of the duration of the Index, which as of December 31, 2020 was 3.56 years. The Fund is not managed to a particular maturity.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Bank Loans Risk. Changes in economic conditions are likely to cause issuers of bank loans (also known as senior floating rate interests) to be unable to meet their obligations. In addition, the value of the collateral securing the loan (if any) may decline, causing a loan to be substantially unsecured. Underlying credit agreements governing the bank loans, reliance on market makers, priority of repayment and overall market volatility may harm the liquidity of loans.
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and result in disproportionate losses that may be substantially greater than a fund's initial investment.
•Credit Default Swaps. Credit default swaps involve special risks in addition to those associated with swaps generally because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). The protection “buyer” in a credit default contract may be obligated to pay the protection “seller” an up-front payment or a periodic stream of payments over the term of the contract provided generally that no credit event on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (i.e., full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. The Fund may be either the buyer or seller in the transaction.
•Swaps. Swaps involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the fund and the price of the swap; possible lack of a liquid secondary market for a swap and the resulting inability to close a swap when desired; counterparty risk; and if the fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and generally increases when interest rates fall. Higher interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.
Investment Company Securities Risk. A fund that invests in another investment company (for example, another fund or an exchange-traded fund (“ETF”)) is subject to the risks associated with direct ownership of the securities in which such investment company invests. Fund shareholders indirectly bear their proportionate share of the expenses of each such investment company.
Leverage Risk. Leverage created by borrowing or certain types of transactions or investments may impair the fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase volatility of the fund’s net asset value, or diminish the fund’s performance.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
		Redemption and Large Transaction Risk. Ownership of the fund's shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com.The bar chart shows the investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest return for a quarter during the period of the bar chart above:	Q2 2020	8.47%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(12.72)%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total ReturnsFor the periods ended December 31, 2020
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
PFI Prospectus | High Income Fund [Member] | Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index [Member]
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	7.03%
5 Years	rr_AverageAnnualReturnYear05	8.57%
10 Years	rr_AverageAnnualReturnYear10	6.79%
PFI Prospectus | High Income Fund [Member] | High Income Fund, Institutional Class [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PYHIX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.61%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.01%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.63%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[17]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.61%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 62
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	200
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	349
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 784
Annual Return 2011	rr_AnnualReturn2011	3.25%
Annual Return 2012	rr_AnnualReturn2012	14.96%
Annual Return 2013	rr_AnnualReturn2013	7.06%
Annual Return 2014	rr_AnnualReturn2014	2.31%
Annual Return 2015	rr_AnnualReturn2015	(4.72%)
Annual Return 2016	rr_AnnualReturn2016	14.01%
Annual Return 2017	rr_AnnualReturn2017	5.77%
Annual Return 2018	rr_AnnualReturn2018	(2.72%)
Annual Return 2019	rr_AnnualReturn2019	11.73%
Annual Return 2020	rr_AnnualReturn2020	5.42%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.47%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.72%)
Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	5.42%
5 Years	rr_AverageAnnualReturnYear05	6.68%
10 Years	rr_AverageAnnualReturnYear10	5.52%
PFI Prospectus | High Income Fund [Member] | High Income Fund, Institutional Class [Member] | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	2.87%
5 Years	rr_AverageAnnualReturnYear05	4.09%
10 Years	rr_AverageAnnualReturnYear10	2.81%
PFI Prospectus | High Income Fund [Member] | High Income Fund, Institutional Class [Member] | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	3.09%
5 Years	rr_AverageAnnualReturnYear05	3.97%
10 Years	rr_AverageAnnualReturnYear10	3.09%
PFI Prospectus | High Yield Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	HIGH YIELD FUND
Objective [Heading]	rr_ObjectiveHeading	Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide a high level of current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial intermediary and in “Choosing a Share Class and The Costs of Investing” beginning on page 425 of the Fund’s prospectus, Appendix B to the prospectus titled "Intermediary-Specific Sales Charge Waivers and Reductions", and “Multiple Class Structure” beginning on page 7 of the Fund’s Statement of Additional Information.
If you purchase Institutional Class or Class R-6 shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 77.7% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	77.70%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A Shares of Principal Funds, Inc.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class C shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	With respect to Class C shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in below investment grade bonds and bank loans (sometimes called “high yield” or "junk") which are rated, at the time of purchase, Ba1 or lower by Moody's Investors Service, Inc. ("Moody's") and BB+ or lower by S&P Global Ratings ("S&P Global") (if the bond or bank loan has been rated by only one of those agencies, that rating will determine whether it is below investment grade; if the bond or bank loan has not been rated by either of those agencies, those selecting such investments will determine whether it is of a quality comparable to those rated below investment grade). The Fund also invests in investment grade bank loans (also known as senior floating rate interests) and securities of foreign issuers, including those located in developing or emerging markets. Under normal circumstances, the Fund maintains an average portfolio duration that is within ±20% of the duration of the Bloomberg Barclays US Corporate High Yield 2% Issuer Capped Index, which as of December 31, 2020 was 3.56 years. The Fund is not managed to a particular maturity.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Bank Loans Risk. Changes in economic conditions are likely to cause issuers of bank loans (also known as senior floating rate interests) to be unable to meet their obligations. In addition, the value of the collateral securing the loan (if any) may decline, causing a loan to be substantially unsecured. Underlying credit agreements governing the bank loans, reliance on market makers, priority of repayment and overall market volatility may harm the liquidity of loans.
Emerging Markets Risk. Investments in emerging markets may have more risk than those in developed markets because the emerging markets are less developed and more illiquid. Emerging markets can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile. The U.S. Securities and Exchange Commission, the U.S. Department of Justice, and other U.S. authorities may be limited in their ability to pursue bad actors in emerging markets, including with respect to fraud.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and generally increases when interest rates fall. Higher interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
		Redemption and Large Transaction Risk. Ownership of the fund's shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows, for each class of shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
		For periods prior to the inception date of Class R-6 shares (November 22, 2016), the performance shown in the table for Class R-6 shares is that of the Fund's Class A shares, adjusted to reflect the fees and expenses of Class R-6 shares. However, where the adjustment for fees and expenses results in performance for Class R-6 shares that is higher than the historical performance of the Class A shares, the historical performance of the Class A shares is used (without respect to sales charges, which are not applicable to Class R-6). These adjustments result in performance for such periods that is no higher than the historical performance of the Class A shares.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows, for each class of shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns as of December 31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest return for a quarter during the period of the bar chart above:	Q2 2020	8.73%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(12.01)%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total ReturnsFor the periods ended December 31, 2020
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only and would be different for the other share classes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.
PFI Prospectus | High Yield Fund [Member] | Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index [Member]
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	7.03%
5 Years	rr_AverageAnnualReturnYear05	8.57%
10 Years	rr_AverageAnnualReturnYear10	6.79%
PFI Prospectus | High Yield Fund [Member] | High Yield Fund, Class A [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CPHYX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.51%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.15%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.92%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[18]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.92%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 465
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	657
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	865
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,464
Annual Return 2011	rr_AnnualReturn2011	3.64%
Annual Return 2012	rr_AnnualReturn2012	15.23%
Annual Return 2013	rr_AnnualReturn2013	7.00%
Annual Return 2014	rr_AnnualReturn2014	2.11%
Annual Return 2015	rr_AnnualReturn2015	(2.92%)
Annual Return 2016	rr_AnnualReturn2016	14.62%
Annual Return 2017	rr_AnnualReturn2017	7.76%
Annual Return 2018	rr_AnnualReturn2018	(4.79%)
Annual Return 2019	rr_AnnualReturn2019	13.30%
Annual Return 2020	rr_AnnualReturn2020	6.08%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.73%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.01%)
Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	2.12%
5 Years	rr_AverageAnnualReturnYear05	6.36%
10 Years	rr_AverageAnnualReturnYear10	5.59%
PFI Prospectus | High Yield Fund [Member] | High Yield Fund, Class A [Member] | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	0.05%
5 Years	rr_AverageAnnualReturnYear05	3.98%
10 Years	rr_AverageAnnualReturnYear10	2.90%
PFI Prospectus | High Yield Fund [Member] | High Yield Fund, Class A [Member] | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	1.18%
5 Years	rr_AverageAnnualReturnYear05	3.81%
10 Years	rr_AverageAnnualReturnYear10	3.13%
PFI Prospectus | High Yield Fund [Member] | High Yield Fund, Class C [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CCHIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.51%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.14%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.66%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[18]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.66%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 269
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	523
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	902
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,768
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	169
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	523
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	902
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,768
Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	4.22%
5 Years	rr_AverageAnnualReturnYear05	6.40%
10 Years	rr_AverageAnnualReturnYear10	5.23%
PFI Prospectus | High Yield Fund [Member] | High Yield Fund, Institutional Class [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PHYTX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.51%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.13%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.65%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[18]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.62%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 63
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	205
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	359
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 808
Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	6.43%
5 Years	rr_AverageAnnualReturnYear05	7.54%
10 Years	rr_AverageAnnualReturnYear10	6.34%
PFI Prospectus | High Yield Fund [Member] | High Yield Fund, Class R-6 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PHYFX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.51%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.01%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.53%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[18]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.53%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 54
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	170
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	296
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 665
Label	rr_AverageAnnualReturnLabel	Class R-6 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	6.52%
5 Years	rr_AverageAnnualReturnYear05	7.53%
10 Years	rr_AverageAnnualReturnYear10	6.18%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 22, 2016
PFI Prospectus | Inflation Protection Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	INFLATION PROTECTION FUND
Objective [Heading]	rr_ObjectiveHeading	Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide current income and real (after inflation) total returns.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
If you purchase Institutional Class shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 80.9% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	80.90%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	With respect to Class J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests primarily in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and U.S. and non-U.S. corporations. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. The Fund also invests in foreign securities, U.S. Treasuries, and agency securities. The Fund utilizes derivative strategies (specifically, futures, swaps, and options) for purposes of managing the risk profile of the Fund. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. Under normal circumstances, the Fund maintains an average portfolio duration that is within ±20% of the duration of the Bloomberg Barclays U.S. Treasury Inflation Protected Securities ("TIPS") Index, which as of December 31, 2020 was 7.56 years. The Fund is not managed to a particular maturity.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and result in disproportionate losses that may be substantially greater than a fund's initial investment.
•Futures and Swaps. These derivative instruments involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the fund and the price of the instruments; possible lack of a liquid secondary market for an instrument and the resulting inability to close it when desired; counterparty risk; and if the fund has insufficient cash, it may have to sell securities from its portfolio to meet any applicable daily variation margin requirements.
•Options. Options involve specific risks, including: imperfect correlation between the change in market value of the instruments held by the fund and the price of the options, counterparty risk, difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets), and an insufficient liquid secondary market for particular options.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and generally increases when interest rates fall. Higher interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Redemption and Large Transaction Risk. Ownership of the fund's shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
		U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. government.
Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com.The bar chart shows the investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest return for a quarter during the period of the bar chart above:	Q2 2020	4.72%
Lowest return for a quarter during the period of the bar chart above:	Q2 2013	(6.64)%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total ReturnsFor the periods ended December 31, 2020
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
PFI Prospectus | Inflation Protection Fund [Member] | Bloomberg Barclays US Treasury TIPS Index [Member]
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Bloomberg Barclays U.S. Treasury TIPS Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	10.97%
5 Years	rr_AverageAnnualReturnYear05	5.08%
10 Years	rr_AverageAnnualReturnYear10	3.81%
PFI Prospectus | Inflation Protection Fund [Member] | Inflation Protection Fund, Class J [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIPJX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.38%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.53%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.06%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[19]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.06%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 208
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	337
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	585
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,294
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	108
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	337
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	585
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,294
Label	rr_AverageAnnualReturnLabel	Class J Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	8.96%
5 Years	rr_AverageAnnualReturnYear05	3.98%
10 Years	rr_AverageAnnualReturnYear10	2.73%
PFI Prospectus | Inflation Protection Fund [Member] | Inflation Protection Fund, Institutional Class [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIPIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.38%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.39%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[19]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.39%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 40
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	125
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	219
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 493
Annual Return 2011	rr_AnnualReturn2011	12.36%
Annual Return 2012	rr_AnnualReturn2012	7.07%
Annual Return 2013	rr_AnnualReturn2013	(8.37%)
Annual Return 2014	rr_AnnualReturn2014	3.20%
Annual Return 2015	rr_AnnualReturn2015	(2.15%)
Annual Return 2016	rr_AnnualReturn2016	3.83%
Annual Return 2017	rr_AnnualReturn2017	3.01%
Annual Return 2018	rr_AnnualReturn2018	(1.58%)
Annual Return 2019	rr_AnnualReturn2019	8.05%
Annual Return 2020	rr_AnnualReturn2020	10.59%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.72%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.64%)
Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	10.59%
5 Years	rr_AverageAnnualReturnYear05	4.70%
10 Years	rr_AverageAnnualReturnYear10	3.43%
PFI Prospectus | Inflation Protection Fund [Member] | Inflation Protection Fund, Institutional Class [Member] | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	10.09%
5 Years	rr_AverageAnnualReturnYear05	3.94%
10 Years	rr_AverageAnnualReturnYear10	2.77%
PFI Prospectus | Inflation Protection Fund [Member] | Inflation Protection Fund, Institutional Class [Member] | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	6.26%
5 Years	rr_AverageAnnualReturnYear05	3.28%
10 Years	rr_AverageAnnualReturnYear10	2.39%
PFI Prospectus | Inflation Protection Fund [Member] | Inflation Protection Fund, Class R-1 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PISPX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.38%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.53%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.26%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[19]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.26%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 128
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	400
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	692
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,523
Label	rr_AverageAnnualReturnLabel	Class R-1 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	9.79%
5 Years	rr_AverageAnnualReturnYear05	3.81%
10 Years	rr_AverageAnnualReturnYear10	2.54%
PFI Prospectus | Inflation Protection Fund [Member] | Inflation Protection Fund, Class R-3 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIFPX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.38%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.32%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.95%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[19]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.95%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 97
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	303
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	525
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,166
Label	rr_AverageAnnualReturnLabel	Class R-3 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	10.02%
5 Years	rr_AverageAnnualReturnYear05	4.12%
10 Years	rr_AverageAnnualReturnYear10	2.84%
PFI Prospectus | Inflation Protection Fund [Member] | Inflation Protection Fund, Class R-4 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIFSX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.38%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.28%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.76%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[19]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.76%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 78
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	243
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	422
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 942
Label	rr_AverageAnnualReturnLabel	Class R-4 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	10.12%
5 Years	rr_AverageAnnualReturnYear05	4.30%
10 Years	rr_AverageAnnualReturnYear10	3.02%
PFI Prospectus | Inflation Protection Fund [Member] | Inflation Protection Fund, Class R-5 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PBPPX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.38%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.26%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.64%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[19]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.64%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 65
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	205
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	357
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 798
Label	rr_AverageAnnualReturnLabel	Class R-5 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	10.35%
5 Years	rr_AverageAnnualReturnYear05	4.43%
10 Years	rr_AverageAnnualReturnYear10	3.16%
PFI Prospectus | International Emerging Markets Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	INTERNATIONAL EMERGING MARKETS FUND
Objective [Heading]	rr_ObjectiveHeading	Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial intermediary and in “Choosing a Share Class and The Costs of Investing” beginning on page 425 of the Fund’s prospectus, Appendix B to the prospectus titled "Intermediary-Specific Sales Charge Waivers and Reductions", and “Multiple Class Structure” beginning on page 7 of the Fund’s Statement of Additional Information.
If you purchase Institutional Class or Class R-6 shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 53.9% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	53.90%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of Principal Funds, Inc.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Fees have been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class C shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	With respect to Classes C and J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of emerging market companies at the time of purchase. The Fund considers a security to be tied economically to an emerging market (an "emerging market security") if the issuer of the security has its principal place of business or principal office in an emerging market, has its principal securities trading market in an emerging market, or derives a majority of its revenue from emerging markets. Here, "emerging market" means any market which is considered to be an emerging market by the international financial community (including the MSCI Emerging Markets Index or Bloomberg Barclays Emerging Markets USD Aggregate Bond Index). Emerging markets generally exclude the United States, Canada, Japan, Australia, Hong Kong, Singapore, New Zealand, and most nations located in Western Europe. The Fund invests in equity securities regardless of market capitalization (small, medium or large) and style (growth or value).
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Emerging Markets Risk. Investments in emerging markets may have more risk than those in developed markets because the emerging markets are less developed and more illiquid. Emerging markets can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile. The U.S. Securities and Exchange Commission, the U.S. Department of Justice, and other U.S. authorities may be limited in their ability to pursue bad actors in emerging markets, including with respect to fraud.
•China Investment Risk. The Fund invests a significant portion of its assets in securities of issuers located or operating in China. Investing in China involves certain heightened risks and considerations, including, among others: frequent trading suspensions and government interventions (including by nationalizing assets); currency exchange rate fluctuations or blockages; limits on using brokers and on foreign ownership; different financial reporting standards; higher dependence on exports and international trade; political and social instability; infectious disease outbreaks; regional and global conflicts; increased trade tariffs, embargoes and other trade limitations; custody and other risks associated with programs used to access Chinese securities; and uncertainties in tax rules that could result in unexpected tax liabilities for the Fund. Significant portions of the Chinese securities markets may become rapidly illiquid, as Chinese issuers have the ability to suspend the trading of their equity securities. Moreover, actions by the U.S. government, such as delisting of certain Chinese companies from U.S. securities exchanges or otherwise restricting their operations in the U.S., may negatively impact the value of such securities held by the funds.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer's sector or industry, or changes in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies.
•Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Redemption and Large Transaction Risk. Ownership of the fund's shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.

Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
For periods prior to the inception date of Class R-6 shares (November 22, 2016), the performance shown in the table for Class R-6 shares is that of the Fund’s Class R-3 shares, adjusted to reflect the fees and expenses of Class R-6 shares. However, where the adjustment for fees and expenses results in performance for Class R-6 shares that is higher than the historical performance of the Class R-3 shares, the historical performance of the Class R-3 shares is used. These adjustments result in performance for such periods that is no higher than the historical performance of the Class R-3 shares.
During 2019, the Fund experienced a significant one-time gain of approximately $0.11/share as the result of a settlement in a litigation proceeding. If such gain had not been recognized, the total return amounts expressed herein would have been lower.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns as of December 31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest return for a quarter during the period of the bar chart above:	Q2 2020	19.56%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(24.38)%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total ReturnsFor the periods ended December 31, 2020
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only and would be different for the other share classes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.
PFI Prospectus | International Emerging Markets Fund [Member] | MSCI Emerging Markets NR Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)
Label	rr_AverageAnnualReturnLabel	MSCI Emerging Markets Index NTR (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)
1 Year	rr_AverageAnnualReturnYear01	18.27%
5 Years	rr_AverageAnnualReturnYear05	12.80%	[20]
10 Years	rr_AverageAnnualReturnYear10	3.63%	[20]
PFI Prospectus | International Emerging Markets Fund [Member] | International Emerging Markets Fund, Class A [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PRIAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.05%	[21]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.37%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.67%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[22]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.55%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 699
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,036
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,397
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,408
Annual Return 2011	rr_AnnualReturn2011	(18.04%)
Annual Return 2012	rr_AnnualReturn2012	20.05%
Annual Return 2013	rr_AnnualReturn2013	(5.15%)
Annual Return 2014	rr_AnnualReturn2014	(4.25%)
Annual Return 2015	rr_AnnualReturn2015	(14.10%)
Annual Return 2016	rr_AnnualReturn2016	8.36%
Annual Return 2017	rr_AnnualReturn2017	40.73%
Annual Return 2018	rr_AnnualReturn2018	(21.12%)
Annual Return 2019	rr_AnnualReturn2019	17.21%
Annual Return 2020	rr_AnnualReturn2020	19.33%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.56%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.38%)
Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	12.78%
5 Years	rr_AverageAnnualReturnYear05	9.72%	[20]
10 Years	rr_AverageAnnualReturnYear10	2.01%	[20]
PFI Prospectus | International Emerging Markets Fund [Member] | International Emerging Markets Fund, Class A [Member] | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	12.92%
5 Years	rr_AverageAnnualReturnYear05	9.52%	[20]
10 Years	rr_AverageAnnualReturnYear10	1.98%	[20]
PFI Prospectus | International Emerging Markets Fund [Member] | International Emerging Markets Fund, Class A [Member] | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	7.76%
5 Years	rr_AverageAnnualReturnYear05	7.84%	[20]
10 Years	rr_AverageAnnualReturnYear10	1.74%	[20]
PFI Prospectus | International Emerging Markets Fund [Member] | International Emerging Markets Fund, Class C [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMKCX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.05%	[21]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.68%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.73%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)	[22]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.51%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 354
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	826
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,425
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,789
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	254
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	826
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,425
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,789
Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	17.13%
5 Years	rr_AverageAnnualReturnYear05	9.84%	[20]
10 Years	rr_AverageAnnualReturnYear10	1.58%	[20]
PFI Prospectus | International Emerging Markets Fund [Member] | International Emerging Markets Fund, Class J [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIEJX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.05%	[21]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.37%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.57%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[22]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.37%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 239
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	476
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	836
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,850
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	139
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	476
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	836
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,850
Label	rr_AverageAnnualReturnLabel	Class J Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	18.48%
5 Years	rr_AverageAnnualReturnYear05	11.10%	[20]
10 Years	rr_AverageAnnualReturnYear10	2.71%	[20]
PFI Prospectus | International Emerging Markets Fund [Member] | International Emerging Markets Fund, Institutional Class [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIEIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.05%	[21]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.31%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.36%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[22]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.20%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 122
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	415
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	729
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,621
Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	19.71%
5 Years	rr_AverageAnnualReturnYear05	11.35%	[20]
10 Years	rr_AverageAnnualReturnYear10	3.05%	[20]
PFI Prospectus | International Emerging Markets Fund [Member] | International Emerging Markets Fund, Class R-1 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIXEX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.05%	[21]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.62%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.02%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[22]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.02%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 205
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	634
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,088
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,348
Label	rr_AverageAnnualReturnLabel	Class R-1 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	18.76%
5 Years	rr_AverageAnnualReturnYear05	10.44%	[20]
10 Years	rr_AverageAnnualReturnYear10	2.18%	[20]
PFI Prospectus | International Emerging Markets Fund [Member] | International Emerging Markets Fund, Class R-3 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PEAPX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.05%	[21]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.41%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.71%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[22]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.71%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 174
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	539
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	928
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,019
Label	rr_AverageAnnualReturnLabel	Class R-3 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	19.13%
5 Years	rr_AverageAnnualReturnYear05	10.79%	[20]
10 Years	rr_AverageAnnualReturnYear10	2.50%	[20]
PFI Prospectus | International Emerging Markets Fund [Member] | International Emerging Markets Fund, Class R-4 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PESSX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.05%	[21]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.37%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.52%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[22]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.52%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 155
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	480
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	829
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,813
Label	rr_AverageAnnualReturnLabel	Class R-4 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	19.36%
5 Years	rr_AverageAnnualReturnYear05	10.99%	[20]
10 Years	rr_AverageAnnualReturnYear10	2.69%	[20]
PFI Prospectus | International Emerging Markets Fund [Member] | International Emerging Markets Fund, Class R-5 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PEPSX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.05%	[21]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.35%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.40%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[22]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.40%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 143
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	443
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	766
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,680
Label	rr_AverageAnnualReturnLabel	Class R-5 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	19.49%
5 Years	rr_AverageAnnualReturnYear05	11.12%	[20]
10 Years	rr_AverageAnnualReturnYear10	2.81%	[20]
PFI Prospectus | International Emerging Markets Fund [Member] | International Emerging Markets Fund, Class R-6 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIIMX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.05%	[21]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.35%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.40%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.31%)	[22]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.09%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 111
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	413
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	736
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,653
Label	rr_AverageAnnualReturnLabel	Class R-6 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	19.85%
5 Years	rr_AverageAnnualReturnYear05	11.31%	[20]
10 Years	rr_AverageAnnualReturnYear10	2.74%	[20]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 22, 2016
PFI Prospectus | International Fund I [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	INTERNATIONAL FUND I
Objective [Heading]	rr_ObjectiveHeading	Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
If you purchase Institutional Class or Class R-6 shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 68.4% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	68.40%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Fees have been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests primarily in foreign equity securities, including emerging market securities. The Fund typically invests in foreign securities of at least ten countries. The Fund invests in equity securities of small, medium, and large market capitalization companies.The Fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. The Fund also invests in growth equity securities, an investment strategy that emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Emerging Markets Risk. Investments in emerging markets may have more risk than those in developed markets because the emerging markets are less developed and more illiquid. Emerging markets can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile. The U.S. Securities and Exchange Commission, the U.S. Department of Justice, and other U.S. authorities may be limited in their ability to pursue bad actors in emerging markets, including with respect to fraud.
•China Investment Risk. The Fund invests a significant portion of its assets in securities of issuers located or operating in China. Investing in China involves certain heightened risks and considerations, including, among others: frequent trading suspensions and government interventions (including by nationalizing assets); currency exchange rate fluctuations or blockages; limits on using brokers and on foreign ownership; different financial reporting standards; higher dependence on exports and international trade; political and social instability; infectious disease outbreaks; regional and global conflicts; increased trade tariffs, embargoes and other trade limitations; custody and other risks associated with programs used to access Chinese securities; and uncertainties in tax rules that could result in unexpected tax liabilities for the Fund. Significant portions of the Chinese securities markets may become rapidly illiquid, as Chinese issuers have the ability to suspend the trading of their equity securities. Moreover, actions by the U.S. government, such as delisting of certain Chinese companies from U.S. securities exchanges or otherwise restricting their operations in the U.S., may negatively impact the value of such securities held by the funds.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer's sector or industry, or changes in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies.
•Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
		Redemption and Large Transaction Risk. Ownership of the fund's shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com.
The bar chart shows the investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
		For periods prior to the inception date of Class R-6 shares (November 22, 2016), the performance shown in the table for Class R-6 shares is that of the Fund's Institutional Class shares, adjusted to reflect the fees and expenses of Class R-6 shares. These adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest return for a quarter during the period of the bar chart above:	Q2 2020	22.05%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(22.85)%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total ReturnsFor the periods ended December 31, 2020
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
PFI Prospectus | International Fund I [Member] | MSCI ACWI Ex USA Index [Member]
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)
Label	rr_AverageAnnualReturnLabel	MSCI ACWI Ex USA Index (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)
1 Year	rr_AverageAnnualReturnYear01	10.63%
5 Years	rr_AverageAnnualReturnYear05	8.92%
10 Years	rr_AverageAnnualReturnYear10	4.92%
PFI Prospectus | International Fund I [Member] | International Fund I, Institutional Class [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PINIX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%	[23]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.18%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.93%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[24]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.90%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 92
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	293
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	512
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,140
Annual Return 2011	rr_AnnualReturn2011	(15.15%)
Annual Return 2012	rr_AnnualReturn2012	18.94%
Annual Return 2013	rr_AnnualReturn2013	20.08%
Annual Return 2014	rr_AnnualReturn2014	1.75%
Annual Return 2015	rr_AnnualReturn2015	0.92%
Annual Return 2016	rr_AnnualReturn2016	(4.68%)
Annual Return 2017	rr_AnnualReturn2017	38.83%
Annual Return 2018	rr_AnnualReturn2018	(23.65%)
Annual Return 2019	rr_AnnualReturn2019	32.10%
Annual Return 2020	rr_AnnualReturn2020	13.97%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.05%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.85%)
Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	13.97%
5 Years	rr_AverageAnnualReturnYear05	8.75%
10 Years	rr_AverageAnnualReturnYear10	6.59%
PFI Prospectus | International Fund I [Member] | International Fund I, Institutional Class [Member] | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	12.43%
5 Years	rr_AverageAnnualReturnYear05	8.00%
10 Years	rr_AverageAnnualReturnYear10	6.07%
PFI Prospectus | International Fund I [Member] | International Fund I, Institutional Class [Member] | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	9.66%
5 Years	rr_AverageAnnualReturnYear05	6.98%
10 Years	rr_AverageAnnualReturnYear10	5.34%
PFI Prospectus | International Fund I [Member] | International Fund I, Class R-1 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPISX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%	[23]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.57%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.67%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[24]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.67%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 170
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	526
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	907
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,976
Label	rr_AverageAnnualReturnLabel	Class R-1 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	13.15%
5 Years	rr_AverageAnnualReturnYear05	7.89%
10 Years	rr_AverageAnnualReturnYear10	5.71%
PFI Prospectus | International Fund I [Member] | International Fund I, Class R-3 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PRPPX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%	[23]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.36%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.36%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[24]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.36%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 138
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	431
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	745
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,635
Label	rr_AverageAnnualReturnLabel	Class R-3 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	13.57%
5 Years	rr_AverageAnnualReturnYear05	8.23%
10 Years	rr_AverageAnnualReturnYear10	6.05%
PFI Prospectus | International Fund I [Member] | International Fund I, Class R-4 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PUPPX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%	[23]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.32%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.17%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[24]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.17%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 119
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	372
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	644
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,420
Label	rr_AverageAnnualReturnLabel	Class R-4 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	13.70%
5 Years	rr_AverageAnnualReturnYear05	8.44%
10 Years	rr_AverageAnnualReturnYear10	6.25%
PFI Prospectus | International Fund I [Member] | International Fund I, Class R-5 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTPPX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%	[23]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.30%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.05%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[24]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.05%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 107
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	334
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	579
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,283
Label	rr_AverageAnnualReturnLabel	Class R-5 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	13.90%
5 Years	rr_AverageAnnualReturnYear05	8.56%
10 Years	rr_AverageAnnualReturnYear10	6.37%
PFI Prospectus | International Fund I [Member] | International Fund I, Class R-6 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIIDX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%	[23]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.04%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.79%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[24]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.79%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 81
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	252
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	439
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 978
Label	rr_AverageAnnualReturnLabel	Class R-6 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	14.10%
5 Years	rr_AverageAnnualReturnYear05	8.80%
10 Years	rr_AverageAnnualReturnYear10	6.59%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 22, 2016
PFI Prospectus | LargeCap Growth Fund I [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	LARGECAP GROWTH FUND I
Objective [Heading]	rr_ObjectiveHeading	Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial intermediary and in “Choosing a Share Class and The Costs of Investing” beginning on page 425 of the Fund’s prospectus, Appendix B to the prospectus titled "Intermediary-Specific Sales Charge Waivers and Reductions", and “Multiple Class Structure” beginning on page 7 of the Fund’s Statement of Additional Information.
If you purchase Institutional Class or Class R-6 shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 33.6% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	33.60%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of Principal Funds, Inc.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Fees have been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	With respect to Class J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with large market capitalizations at the time of purchase. For this Fund, companies with large market capitalizations are those with market capitalizations within the range of companies comprising the Russell 1000® Growth Index (as of December 31, 2020, this range was between approximately $2.4 billion and $2.3 trillion). The Fund invests in growth equity securities, an investment strategy that emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average.
The Fund is primarily actively managed by the sub-advisors. In addition, Principal Global Investors, LLC may invest up to 30% of the Fund's assets using an index sampling strategy designed to match the performance of the Russell 1000® Growth Index.
The Fund is considered non-diversified, which means it can invest a higher percentage of assets in securities of individual issuers than a diversified fund. As a result, changes in the value of a single investment could cause greater fluctuations in the Fund's share price than would occur in a more diversified fund.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer's sector or industry, or changes in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
Non-Diversification Risk. A non-diversified fund may invest a high percentage of its assets in the securities of a small number of issuers and is more likely than diversified funds to be significantly affected by a specific security’s poor performance.
Passive Strategy Risk. A portion of the fund seeks to match the performance of a specified index. However, the correlation between the performance of this portion of the fund and index performance may be affected by many factors, such as fund expenses, the timing of cash flows into and out of the fund, changes in securities markets, and changes in the composition of the index.
Redemption and Large Transaction Risk. Ownership of the fund's shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.

Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. A non-diversified fund may invest a high percentage of its assets in the securities of a small number of issuers and is more likely than diversified funds to be significantly affected by a specific security’s poor performance.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com.
Using the historical performance of the Fund's Institutional Class shares, adjusted as described below, the bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
For periods prior to the inception date of Class A shares (March 1, 2013) and Class R-6 shares (November 25, 2014), the performance shown in the bar chart for Class A shares and the table for Classes A and R-6 shares is that of the Fund's Institutional Class shares, adjusted to reflect the respective fees and expenses of each class. These adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Using the historical performance of the Fund's Institutional Class shares, adjusted as described below, the bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns as of December 31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest return for a quarter during the period of the bar chart above:	Q2 2020	27.72%
Lowest return for a quarter during the period of the bar chart above:	Q3 2011	(15.37)%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total ReturnsFor the periods ended December 31, 2020
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only and would be different for the other share classes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.
PFI Prospectus | LargeCap Growth Fund I [Member] | Russell 1000 Growth Index [Member]
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	38.40%
5 Years	rr_AverageAnnualReturnYear05	20.99%
10 Years	rr_AverageAnnualReturnYear10	17.21%
PFI Prospectus | LargeCap Growth Fund I [Member] | LargeCap Growth Fund I, Class A [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLGAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.60%	[25]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.16%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.01%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[26]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.99%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 645
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	852
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,075
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,717
Annual Return 2011	rr_AnnualReturn2011	(0.93%)
Annual Return 2012	rr_AnnualReturn2012	15.78%
Annual Return 2013	rr_AnnualReturn2013	35.83%
Annual Return 2014	rr_AnnualReturn2014	7.99%
Annual Return 2015	rr_AnnualReturn2015	7.45%
Annual Return 2016	rr_AnnualReturn2016	0.40%
Annual Return 2017	rr_AnnualReturn2017	33.10%
Annual Return 2018	rr_AnnualReturn2018	3.28%
Annual Return 2019	rr_AnnualReturn2019	34.42%
Annual Return 2020	rr_AnnualReturn2020	35.52%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	27.72%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.37%)
Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	28.05%
5 Years	rr_AverageAnnualReturnYear05	18.89%
10 Years	rr_AverageAnnualReturnYear10	15.69%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2013
PFI Prospectus | LargeCap Growth Fund I [Member] | LargeCap Growth Fund I, Class A [Member] | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	25.68%
5 Years	rr_AverageAnnualReturnYear05	16.57%
10 Years	rr_AverageAnnualReturnYear10	13.67%
PFI Prospectus | LargeCap Growth Fund I [Member] | LargeCap Growth Fund I, Class A [Member] | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	17.83%
5 Years	rr_AverageAnnualReturnYear05	14.68%
10 Years	rr_AverageAnnualReturnYear10	12.51%
PFI Prospectus | LargeCap Growth Fund I [Member] | LargeCap Growth Fund I, Class J [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLGJX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.60%	[25]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.10%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.85%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[26]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.83%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 185
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	269
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	469
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,047
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	85
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	269
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	469
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,047
Label	rr_AverageAnnualReturnLabel	Class J Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	34.82%
5 Years	rr_AverageAnnualReturnYear05	20.55%
10 Years	rr_AverageAnnualReturnYear10	16.60%
PFI Prospectus | LargeCap Growth Fund I [Member] | LargeCap Growth Fund I, Institutional Class [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLGIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.60%	[25]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.10%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.70%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[26]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.68%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 69
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	222
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	388
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 869
Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	36.06%
5 Years	rr_AverageAnnualReturnYear05	20.75%
10 Years	rr_AverageAnnualReturnYear10	16.96%
PFI Prospectus | LargeCap Growth Fund I [Member] | LargeCap Growth Fund I, Class R-1 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCRSX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.60%	[25]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.54%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.49%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[26]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.47%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 150
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	469
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	811
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,778
Label	rr_AverageAnnualReturnLabel	Class R-1 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	34.94%
5 Years	rr_AverageAnnualReturnYear05	19.78%
10 Years	rr_AverageAnnualReturnYear10	15.98%
PFI Prospectus | LargeCap Growth Fund I [Member] | LargeCap Growth Fund I, Class R-3 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPUMX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.60%	[25]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.33%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.18%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[26]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.16%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 118
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	373
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	647
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,430
Label	rr_AverageAnnualReturnLabel	Class R-3 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	35.35%
5 Years	rr_AverageAnnualReturnYear05	20.14%
10 Years	rr_AverageAnnualReturnYear10	16.34%
PFI Prospectus | LargeCap Growth Fund I [Member] | LargeCap Growth Fund I, Class R-4 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPUSX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.60%	[25]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.29%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.99%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[26]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.97%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 99
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	313
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	545
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,211
Label	rr_AverageAnnualReturnLabel	Class R-4 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	35.60%
5 Years	rr_AverageAnnualReturnYear05	20.39%
10 Years	rr_AverageAnnualReturnYear10	16.56%
PFI Prospectus | LargeCap Growth Fund I [Member] | LargeCap Growth Fund I, Class R-5 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPUPX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.60%	[25]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.27%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.87%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[26]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.85%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 87
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	276
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	480
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,071
Label	rr_AverageAnnualReturnLabel	Class R-5 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	35.75%
5 Years	rr_AverageAnnualReturnYear05	20.52%
10 Years	rr_AverageAnnualReturnYear10	16.70%
PFI Prospectus | LargeCap Growth Fund I [Member] | LargeCap Growth Fund I, Class R-6 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLCGX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.60%	[25]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.61%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[26]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.59%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 60
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	193
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	338
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 760
Label	rr_AverageAnnualReturnLabel	Class R-6 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	36.12%
5 Years	rr_AverageAnnualReturnYear05	20.82%
10 Years	rr_AverageAnnualReturnYear10	16.97%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 25, 2014
PFI Prospectus | LargeCap S&P 500 Index Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	LARGECAP S&P 500 INDEX FUND
Objective [Heading]	rr_ObjectiveHeading	Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial intermediary and in “Choosing a Share Class and The Costs of Investing” beginning on page 425 of the Fund’s prospectus, Appendix B to the prospectus titled "Intermediary-Specific Sales Charge Waivers and Reductions", and “Multiple Class Structure” beginning on page 7 of the Fund’s Statement of Additional Information.
If you purchase Institutional Class shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 6.0% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	6.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of Principal Funds, Inc.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class C shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	With respect to Classes C and J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that compose the Standard & Poor's ("S&P") 500 Index (the "Index") at the time of purchase. The Index is designed to represent U.S. equities with risk/return characteristics of the large cap universe. As of December 31, 2020, the market capitalization range of the companies comprising the Index was between approximately $3.2 billion and $2.3 trillion. Each component stock of the Index is weighted in proportion to its total market value. The Index is balanced quarterly.
The Fund employs a passive investment approach designed to attempt to track the performance of the Index. In seeking its objective, the Fund typically employs a replication strategy which involves investing in all the securities that make up the Index, in the same proportions as the Index.
The Fund uses derivative strategies and invests in exchange-traded funds ("ETFs"). A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. Specifically, the Fund invests in index futures and equity ETFs on a daily basis to gain exposure to the Index in an effort to minimize tracking error relative to the benchmark.
The Fund will not concentrate (i.e., invest more than 25% of its assets) its investments in a particular industry except to the extent the Index is so concentrated.
Note:    “Standard & Poor's 500" and "S&P 500®" are trademarks of S&P Global and have been licensed by Principal. The Fund is not sponsored, endorsed, sold, or promoted by S&P Global and S&P Global makes no representation regarding the advisability of investing in the Fund.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and result in disproportionate losses that may be substantially greater than a fund's initial investment.
•Futures. These derivative instruments involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the fund and the price of the instruments; possible lack of a liquid secondary market for an instrument and the resulting inability to close it when desired; counterparty risk; and if the fund has insufficient cash, it may have to sell securities from its portfolio to meet any applicable daily variation margin requirements.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer's sector or industry, or changes in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
Index Fund Risk. Index funds use a passive investment approach and generally do not attempt to manage market volatility, use defensive strategies, or reduce the effect of any long-term periods of poor investment performance. Therefore, the Fund may hold securities that present risks that an investment advisor researching individual securities might seek to avoid. An index fund has operating and other expenses while an index does not. As a result, over time, index funds tend to underperform the index. The correlation between fund performance and index performance may also be affected by the type of passive investment approach used by a fund (sampling or replication), changes in securities markets, changes in the composition of the index, and the timing of purchases and sales of fund shares. Errors or delays in compiling or rebalancing the Index may impact the performance of the Fund and increase transaction costs.
Industry Concentration Risk. A fund that concentrates investments in a particular industry or group of industries has greater exposure than other funds to market, economic and other factors affecting that industry or group of industries.
Investment Company Securities Risk. A fund that invests in another investment company (for example, another fund or an exchange-traded fund (“ETF”)) is subject to the risks associated with direct ownership of the securities in which such investment company invests. Fund shareholders indirectly bear their proportionate share of the expenses of each such investment company.
		Redemption and Large Transaction Risk. Ownership of the fund's shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com.The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns as of December 31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest return for a quarter during the period of the bar chart above:	Q2 2020	20.38%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(19.67)%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total ReturnsFor the periods ended December 31, 2020
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only and would be different for the other share classes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.
PFI Prospectus | LargeCap S&P 500 Index Fund [Member] | S&P 500 Index [Member]
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	18.36%
5 Years	rr_AverageAnnualReturnYear05	15.21%
10 Years	rr_AverageAnnualReturnYear10	13.88%
PFI Prospectus | LargeCap S&P 500 Index Fund [Member] | LargeCap S&P 500 Index Fund, Class A [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLSAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	1.50%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	0.25%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.15%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.12%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.42%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[27]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.42%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 192
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	283
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	382
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 672
Annual Return 2011	rr_AnnualReturn2011	1.49%
Annual Return 2012	rr_AnnualReturn2012	15.14%
Annual Return 2013	rr_AnnualReturn2013	31.65%
Annual Return 2014	rr_AnnualReturn2014	13.14%
Annual Return 2015	rr_AnnualReturn2015	0.90%
Annual Return 2016	rr_AnnualReturn2016	11.42%
Annual Return 2017	rr_AnnualReturn2017	21.23%
Annual Return 2018	rr_AnnualReturn2018	(4.83%)
Annual Return 2019	rr_AnnualReturn2019	30.95%
Annual Return 2020	rr_AnnualReturn2020	17.88%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.38%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.67%)
Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	16.11%
5 Years	rr_AverageAnnualReturnYear05	14.34%
10 Years	rr_AverageAnnualReturnYear10	13.13%
PFI Prospectus | LargeCap S&P 500 Index Fund [Member] | LargeCap S&P 500 Index Fund, Class A [Member] | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	14.08%
5 Years	rr_AverageAnnualReturnYear05	12.88%
10 Years	rr_AverageAnnualReturnYear10	12.22%
PFI Prospectus | LargeCap S&P 500 Index Fund [Member] | LargeCap S&P 500 Index Fund, Class A [Member] | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	10.78%
5 Years	rr_AverageAnnualReturnYear05	11.24%
10 Years	rr_AverageAnnualReturnYear10	10.82%
PFI Prospectus | LargeCap S&P 500 Index Fund [Member] | LargeCap S&P 500 Index Fund, Class C [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLICX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.15%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.15%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.30%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[27]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.30%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 232
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	412
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	713
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,325
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	132
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	412
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	713
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,325
Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	15.88%
5 Years	rr_AverageAnnualReturnYear05	13.73%
10 Years	rr_AverageAnnualReturnYear10	12.42%
PFI Prospectus | LargeCap S&P 500 Index Fund [Member] | LargeCap S&P 500 Index Fund, Class J [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSPJX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.15%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.09%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.39%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[27]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.39%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 140
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	125
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	219
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	493
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	40
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	125
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	219
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 493
Label	rr_AverageAnnualReturnLabel	Class J Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	16.94%
5 Years	rr_AverageAnnualReturnYear05	14.79%
10 Years	rr_AverageAnnualReturnYear10	13.37%
PFI Prospectus | LargeCap S&P 500 Index Fund [Member] | LargeCap S&P 500 Index Fund, Institutional Class [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLFIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.15%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.02%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.17%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[27]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.17%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 17
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	55
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	96
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 217
Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	18.14%
5 Years	rr_AverageAnnualReturnYear05	15.02%
10 Years	rr_AverageAnnualReturnYear10	13.69%
PFI Prospectus | LargeCap S&P 500 Index Fund [Member] | LargeCap S&P 500 Index Fund, Class R-1 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLPIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.15%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.53%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.03%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[27]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.03%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 105
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	328
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	569
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,259
Label	rr_AverageAnnualReturnLabel	Class R-1 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	17.16%
5 Years	rr_AverageAnnualReturnYear05	14.03%
10 Years	rr_AverageAnnualReturnYear10	12.70%
PFI Prospectus | LargeCap S&P 500 Index Fund [Member] | LargeCap S&P 500 Index Fund, Class R-3 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLFMX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.15%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.32%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.72%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[27]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.72%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 74
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	230
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	401
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 894
Label	rr_AverageAnnualReturnLabel	Class R-3 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	17.49%
5 Years	rr_AverageAnnualReturnYear05	14.38%
10 Years	rr_AverageAnnualReturnYear10	13.05%
PFI Prospectus | LargeCap S&P 500 Index Fund [Member] | LargeCap S&P 500 Index Fund, Class R-4 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLFSX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.15%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.28%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.53%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[27]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.53%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 54
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	170
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	296
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 665
Label	rr_AverageAnnualReturnLabel	Class R-4 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	17.77%
5 Years	rr_AverageAnnualReturnYear05	14.59%
10 Years	rr_AverageAnnualReturnYear10	13.27%
PFI Prospectus | LargeCap S&P 500 Index Fund [Member] | LargeCap S&P 500 Index Fund, Class R-5 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLFPX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.15%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.26%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.41%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[27]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.41%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 42
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	132
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	230
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 518
Label	rr_AverageAnnualReturnLabel	Class R-5 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	17.85%
5 Years	rr_AverageAnnualReturnYear05	14.72%
10 Years	rr_AverageAnnualReturnYear10	13.39%
PFI Prospectus | LargeCap Value Fund III [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	LARGECAP VALUE FUND III
Objective [Heading]	rr_ObjectiveHeading	Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
If you purchase Institutional Class shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 54.6% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	54.60%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	With respect to Class J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in companies with large market capitalizations at the time of purchase. For this Fund, companies with large market capitalizations are those with market capitalizations within the range of companies comprising the Russell 1000® Value Index (as of December 31, 2020, this range was between approximately $831.2 million and $1.2 trillion). The Fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued.
The Fund is primarily actively managed by the sub-advisors. In addition, Principal Global Investors, LLC may invest up to 30% of the Fund's assets using an index sampling strategy designed to match the performance of the Russell 1000® Value Index.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer's sector or industry, or changes in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.
Passive Strategy Risk. A portion of the fund seeks to match the performance of a specified index. However, the correlation between the performance of this portion of the fund and index performance may be affected by many factors, such as fund expenses, the timing of cash flows into and out of the fund, changes in securities markets, and changes in the composition of the index.
		Redemption and Large Transaction Risk. Ownership of the fund's shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com.The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest return for a quarter during the period of the bar chart above:	Q4 2020	16.32%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(26.91)%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total ReturnsFor the periods ended December 31, 2020
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
PFI Prospectus | LargeCap Value Fund III [Member] | Russell 1000 Value Index [Member]
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	2.79%
5 Years	rr_AverageAnnualReturnYear05	9.73%
10 Years	rr_AverageAnnualReturnYear10	10.50%
PFI Prospectus | LargeCap Value Fund III [Member] | LargeCap Value Fund III, Class J [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLVJX
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.77%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.22%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.14%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[28]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.07%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 209
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	355
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	621
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,380
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	109
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	355
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	621
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,380
Label	rr_AverageAnnualReturnLabel	Class J Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	1.95%
5 Years	rr_AverageAnnualReturnYear05	9.84%
10 Years	rr_AverageAnnualReturnYear10	9.84%
PFI Prospectus | LargeCap Value Fund III [Member] | LargeCap Value Fund III, Institutional Class [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLVIX
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.77%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.02%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.79%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[28]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.72%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 74
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	245
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	432
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 971
Annual Return 2011	rr_AnnualReturn2011	(2.92%)
Annual Return 2012	rr_AnnualReturn2012	15.91%
Annual Return 2013	rr_AnnualReturn2013	31.56%
Annual Return 2014	rr_AnnualReturn2014	12.40%
Annual Return 2015	rr_AnnualReturn2015	(1.86%)
Annual Return 2016	rr_AnnualReturn2016	13.17%
Annual Return 2017	rr_AnnualReturn2017	16.86%
Annual Return 2018	rr_AnnualReturn2018	(5.90%)
Annual Return 2019	rr_AnnualReturn2019	26.47%
Annual Return 2020	rr_AnnualReturn2020	3.20%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.32%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.91%)
Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	3.20%
5 Years	rr_AverageAnnualReturnYear05	10.19%
10 Years	rr_AverageAnnualReturnYear10	10.25%
PFI Prospectus | LargeCap Value Fund III [Member] | LargeCap Value Fund III, Institutional Class [Member] | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	2.82%
5 Years	rr_AverageAnnualReturnYear05	8.66%
10 Years	rr_AverageAnnualReturnYear10	9.12%
PFI Prospectus | LargeCap Value Fund III [Member] | LargeCap Value Fund III, Institutional Class [Member] | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	2.16%
5 Years	rr_AverageAnnualReturnYear05	7.85%
10 Years	rr_AverageAnnualReturnYear10	8.25%
PFI Prospectus | LargeCap Value Fund III [Member] | LargeCap Value Fund III, Class R-1 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PESAX
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.77%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.54%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.66%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[28]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.59%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 162
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	517
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	896
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,960
Label	rr_AverageAnnualReturnLabel	Class R-1 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	2.31%
5 Years	rr_AverageAnnualReturnYear05	9.23%
10 Years	rr_AverageAnnualReturnYear10	9.29%
PFI Prospectus | LargeCap Value Fund III [Member] | LargeCap Value Fund III, Class R-3 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPSFX
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.77%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.33%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.35%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[28]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.28%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 130
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	421
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	733
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,618
Label	rr_AverageAnnualReturnLabel	Class R-3 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	2.69%
5 Years	rr_AverageAnnualReturnYear05	9.58%
10 Years	rr_AverageAnnualReturnYear10	9.63%
PFI Prospectus | LargeCap Value Fund III [Member] | LargeCap Value Fund III, Class R-4 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPSSX
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.77%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.29%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.16%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[28]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.09%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 111
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	362
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	632
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,403
Label	rr_AverageAnnualReturnLabel	Class R-4 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	2.89%
5 Years	rr_AverageAnnualReturnYear05	9.79%
10 Years	rr_AverageAnnualReturnYear10	9.84%
PFI Prospectus | LargeCap Value Fund III [Member] | LargeCap Value Fund III, Class R-5 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPSRX
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.77%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.27%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.04%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[28]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.97%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 99
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	324
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	567
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,265
Label	rr_AverageAnnualReturnLabel	Class R-5 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	2.97%
5 Years	rr_AverageAnnualReturnYear05	9.91%
10 Years	rr_AverageAnnualReturnYear10	9.97%
PFI Prospectus | MidCap Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MIDCAP FUND
Objective [Heading]	rr_ObjectiveHeading	Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial intermediary and in “Choosing a Share Class and The Costs of Investing” beginning on page 425 of the Fund’s prospectus, Appendix B to the prospectus titled "Intermediary-Specific Sales Charge Waivers and Reductions", and “Multiple Class Structure” beginning on page 7 of the Fund’s Statement of Additional Information.
If you purchase Institutional Class or Class R-6 shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 13.9% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	13.90%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of Principal Funds, Inc.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Fees have been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class C shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	With respect to Classes C and J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with medium market capitalizations at the time of purchase. For this Fund, companies with medium market capitalizations are those with market capitalizations within the range of companies comprising the Russell Midcap® Index (as of December 31, 2020, this range was between approximately $831.2 million and $58.5 billion). The Fund also invests in foreign securities.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer's sector or industry, or changes in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
		Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies). Redemption and Large Transaction Risk. Ownership of the fund's shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
For periods prior to the inception date of Class R-6 shares (November 22, 2016), the performance shown in the table for Class R-6 shares is that of the Fund's Class R-3 shares, adjusted to reflect the fees and expenses of Class R-6 shares. However, where the adjustment for fees and expenses results in performance for Class R-6 shares that is higher than the historical performance of the Class R-3 shares, the historical performance of the Class R-3 shares is used. These adjustments result in performance for such periods that is no higher than the historical performance of the Class R-3 shares.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns as of December 31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest return for a quarter during the period of the bar chart above:	Q2 2020	24.72%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(23.89)%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total ReturnsFor the periods ended December 31, 2020
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only and would be different for the other share classes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.
PFI Prospectus | MidCap Fund [Member] | Russell Midcap Index [Member]
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Russell Midcap Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	17.06%
5 Years	rr_AverageAnnualReturnYear05	13.39%
10 Years	rr_AverageAnnualReturnYear10	12.41%
PFI Prospectus | MidCap Fund [Member] | MidCap Fund, Class A [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PEMGX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.58%	[29]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.12%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.95%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[30]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.95%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 642
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	836
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,047
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,652
Annual Return 2011	rr_AnnualReturn2011	7.63%
Annual Return 2012	rr_AnnualReturn2012	18.57%
Annual Return 2013	rr_AnnualReturn2013	33.15%
Annual Return 2014	rr_AnnualReturn2014	12.33%
Annual Return 2015	rr_AnnualReturn2015	1.13%
Annual Return 2016	rr_AnnualReturn2016	9.93%
Annual Return 2017	rr_AnnualReturn2017	24.93%
Annual Return 2018	rr_AnnualReturn2018	(6.93%)
Annual Return 2019	rr_AnnualReturn2019	42.48%
Annual Return 2020	rr_AnnualReturn2020	17.96%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.72%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.89%)
Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	11.47%
5 Years	rr_AverageAnnualReturnYear05	15.21%
10 Years	rr_AverageAnnualReturnYear10	14.63%
PFI Prospectus | MidCap Fund [Member] | MidCap Fund, Class A [Member] | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	11.17%
5 Years	rr_AverageAnnualReturnYear05	13.99%
10 Years	rr_AverageAnnualReturnYear10	13.52%
PFI Prospectus | MidCap Fund [Member] | MidCap Fund, Class A [Member] | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	7.00%
5 Years	rr_AverageAnnualReturnYear05	11.93%
10 Years	rr_AverageAnnualReturnYear10	11.98%
PFI Prospectus | MidCap Fund [Member] | MidCap Fund, Class C [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMBCX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.58%	[29]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.11%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.69%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[30]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.69%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 272
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	533
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	918
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,801
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	172
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	533
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	918
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,801
Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	16.08%
5 Years	rr_AverageAnnualReturnYear05	15.68%
10 Years	rr_AverageAnnualReturnYear10	14.44%
PFI Prospectus | MidCap Fund [Member] | MidCap Fund, Class J [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMBJX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.58%	[29]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.09%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.82%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[30]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.82%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 184
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	262
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	455
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,014
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	84
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	262
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	455
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,014
Label	rr_AverageAnnualReturnLabel	Class J Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	17.15%
5 Years	rr_AverageAnnualReturnYear05	16.71%
10 Years	rr_AverageAnnualReturnYear10	15.41%
PFI Prospectus | MidCap Fund [Member] | MidCap Fund, Institutional Class [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCBIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.58%	[29]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.11%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.69%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[30]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.69%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 70
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	221
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	384
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 859
Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	18.26%
5 Years	rr_AverageAnnualReturnYear05	16.85%
10 Years	rr_AverageAnnualReturnYear10	15.66%
PFI Prospectus | MidCap Fund [Member] | MidCap Fund, Class R-1 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMSBX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.58%	[29]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.53%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.46%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[30]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.46%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 149
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	462
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	797
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,746
Label	rr_AverageAnnualReturnLabel	Class R-1 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	17.36%
5 Years	rr_AverageAnnualReturnYear05	15.96%
10 Years	rr_AverageAnnualReturnYear10	14.74%
PFI Prospectus | MidCap Fund [Member] | MidCap Fund, Class R-3 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMBMX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.58%	[29]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.32%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.15%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[30]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.15%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 117
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	365
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	633
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,398
Label	rr_AverageAnnualReturnLabel	Class R-3 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	17.70%
5 Years	rr_AverageAnnualReturnYear05	16.30%
10 Years	rr_AverageAnnualReturnYear10	15.09%
PFI Prospectus | MidCap Fund [Member] | MidCap Fund, Class R-4 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMBSX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.58%	[29]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.28%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.96%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[30]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.96%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 98
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	306
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	531
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,178
Label	rr_AverageAnnualReturnLabel	Class R-4 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	17.97%
5 Years	rr_AverageAnnualReturnYear05	16.53%
10 Years	rr_AverageAnnualReturnYear10	15.32%
PFI Prospectus | MidCap Fund [Member] | MidCap Fund, Class R-5 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMBPX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.58%	[29]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.26%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.84%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[30]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.84%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 86
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	268
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	466
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,037
Label	rr_AverageAnnualReturnLabel	Class R-5 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	18.07%
5 Years	rr_AverageAnnualReturnYear05	16.66%
10 Years	rr_AverageAnnualReturnYear10	15.46%
PFI Prospectus | MidCap Fund [Member] | MidCap Fund, Class R-6 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMAQX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.58%	[29]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.02%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.60%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[30]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.60%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 61
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	192
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	335
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 750
Label	rr_AverageAnnualReturnLabel	Class R-6 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	18.38%
5 Years	rr_AverageAnnualReturnYear05	16.84%
10 Years	rr_AverageAnnualReturnYear10	15.36%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 22, 2016
PFI Prospectus | MidCap Growth Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MIDCAP GROWTH FUND
Objective [Heading]	rr_ObjectiveHeading	Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
If you purchase Institutional Class shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 120.6% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	120.60%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	With respect to Class J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with medium market capitalizations at the time of purchase. For this Fund, companies with medium market capitalizations are those with market capitalizations within the range of companies comprising the Russell Midcap® Growth Index (as of December 31, 2020, this range was between approximately $2.4 billion and $58.5 billion). The Fund invests in growth equity securities, an investment strategy that emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average. The Fund actively trades portfolio securities.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer's sector or industry, or changes in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies.
Portfolio Turnover (Active Trading) Risk. High portfolio turnover (more than 100%) caused by actively trading portfolio securities may result in accelerating the realization of taxable gains and losses, lower fund performance and increased brokerage costs.
Redemption and Large Transaction Risk. Ownership of the fund's shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.

Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com.The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest return for a quarter during the period of the bar chart above:	Q2 2020	38.05%
Lowest return for a quarter during the period of the bar chart above:	Q4 2018	(22.62)%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total ReturnsFor the periods ended December 31, 2020
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
PFI Prospectus | MidCap Growth Fund [Member] | Russell Midcap Growth Index [Member]
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Russell Midcap Growth Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	35.50%
5 Years	rr_AverageAnnualReturnYear05	18.65%
10 Years	rr_AverageAnnualReturnYear10	15.04%
PFI Prospectus | MidCap Growth Fund [Member] | MidCap Growth Fund, Class J [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMGJX
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.16%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.96%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[31]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.96%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 198
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	306
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	531
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,178
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	98
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	306
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	531
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,178
Label	rr_AverageAnnualReturnLabel	Class J Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	59.89%
5 Years	rr_AverageAnnualReturnYear05	20.48%
10 Years	rr_AverageAnnualReturnYear10	15.09%
PFI Prospectus | MidCap Growth Fund [Member] | MidCap Growth Fund, Institutional Class [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PGWIX
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.13%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.78%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[31]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.75%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 77
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	246
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	430
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 963
Annual Return 2011	rr_AnnualReturn2011	(6.59%)
Annual Return 2012	rr_AnnualReturn2012	13.70%
Annual Return 2013	rr_AnnualReturn2013	35.28%
Annual Return 2014	rr_AnnualReturn2014	12.00%
Annual Return 2015	rr_AnnualReturn2015	2.22%
Annual Return 2016	rr_AnnualReturn2016	3.12%
Annual Return 2017	rr_AnnualReturn2017	29.03%
Annual Return 2018	rr_AnnualReturn2018	(8.99%)
Annual Return 2019	rr_AnnualReturn2019	31.50%
Annual Return 2020	rr_AnnualReturn2020	61.15%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	38.05%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.62%)
Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	61.15%
5 Years	rr_AverageAnnualReturnYear05	20.74%
10 Years	rr_AverageAnnualReturnYear10	15.49%
PFI Prospectus | MidCap Growth Fund [Member] | MidCap Growth Fund, Institutional Class [Member] | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	57.67%
5 Years	rr_AverageAnnualReturnYear05	18.96%
10 Years	rr_AverageAnnualReturnYear10	12.38%
PFI Prospectus | MidCap Growth Fund [Member] | MidCap Growth Fund, Institutional Class [Member] | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	38.60%
5 Years	rr_AverageAnnualReturnYear05	16.47%
10 Years	rr_AverageAnnualReturnYear10	11.33%
PFI Prospectus | MidCap Growth Fund [Member] | MidCap Growth Fund, Class R-1 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMSGX
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.55%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.55%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[31]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.55%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 158
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	490
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	845
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,845
Label	rr_AverageAnnualReturnLabel	Class R-1 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	59.92%
5 Years	rr_AverageAnnualReturnYear05	19.77%
10 Years	rr_AverageAnnualReturnYear10	14.56%
PFI Prospectus | MidCap Growth Fund [Member] | MidCap Growth Fund, Class R-3 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PFPPX
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.34%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.24%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[31]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.24%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 126
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	393
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	681
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,500
Label	rr_AverageAnnualReturnLabel	Class R-3 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	60.31%
5 Years	rr_AverageAnnualReturnYear05	20.15%
10 Years	rr_AverageAnnualReturnYear10	14.91%
PFI Prospectus | MidCap Growth Fund [Member] | MidCap Growth Fund, Class R-4 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIPPX
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.30%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.05%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[31]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.05%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 107
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	334
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	579
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,283
Label	rr_AverageAnnualReturnLabel	Class R-4 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	60.53%
5 Years	rr_AverageAnnualReturnYear05	20.35%
10 Years	rr_AverageAnnualReturnYear10	15.13%
PFI Prospectus | MidCap Growth Fund [Member] | MidCap Growth Fund, Class R-5 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PHPPX
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.28%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.93%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[31]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.93%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 95
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	296
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	515
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,143
Label	rr_AverageAnnualReturnLabel	Class R-5 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	60.90%
5 Years	rr_AverageAnnualReturnYear05	20.54%
10 Years	rr_AverageAnnualReturnYear10	15.27%
PFI Prospectus | MidCap Growth Fund III [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MIDCAP GROWTH FUND III
Objective [Heading]	rr_ObjectiveHeading	Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
If you purchase Institutional Class shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 50.7% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	50.70%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Fees have been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	With respect to Class J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with medium market capitalizations at the time of purchase. For this Fund, companies with medium market capitalizations are those with market capitalizations within the range of companies comprising the Russell Midcap® Growth Index (as of December 31, 2020, this range was between approximately $2.4 billion and $58.5 billion). The Fund invests in growth equity securities, an investment strategy that emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average.
The Fund is primarily actively managed by the sub-advisors. In addition, Principal Global Investors, LLC may invest up to 30% of the Fund's assets using an index sampling strategy designed to match the performance of the Russell Midcap® Growth Index.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer's sector or industry, or changes in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies.
Passive Strategy Risk. A portion of the fund seeks to match the performance of a specified index. However, the correlation between the performance of this portion of the fund and index performance may be affected by many factors, such as fund expenses, the timing of cash flows into and out of the fund, changes in securities markets, and changes in the composition of the index.
		Redemption and Large Transaction Risk. Ownership of the fund's shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com.The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest return for a quarter during the period of the bar chart above:	Q2 2020	30.62%
Lowest return for a quarter during the period of the bar chart above:	Q3 2011	(20.36)%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total ReturnsFor the periods ended December 31, 2020
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
PFI Prospectus | MidCap Growth Fund III [Member] | Russell Midcap Growth Index [Member]
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Russell Midcap Growth Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	35.50%
5 Years	rr_AverageAnnualReturnYear05	18.65%
10 Years	rr_AverageAnnualReturnYear10	15.04%
PFI Prospectus | MidCap Growth Fund III [Member] | MidCap Growth Fund III, Class J [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPQJX
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.88%	[32]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.21%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.24%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[33]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.22%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 224
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	391
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	679
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,498
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	124
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	391
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	679
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,498
Label	rr_AverageAnnualReturnLabel	Class J Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	35.05%
5 Years	rr_AverageAnnualReturnYear05	17.74%
10 Years	rr_AverageAnnualReturnYear10	12.69%
PFI Prospectus | MidCap Growth Fund III [Member] | MidCap Growth Fund III, Institutional Class [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPIMX
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.88%	[32]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.89%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[33]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.87%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 89
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	282
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	491
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,094
Annual Return 2011	rr_AnnualReturn2011	(4.42%)
Annual Return 2012	rr_AnnualReturn2012	9.40%
Annual Return 2013	rr_AnnualReturn2013	35.62%
Annual Return 2014	rr_AnnualReturn2014	7.38%
Annual Return 2015	rr_AnnualReturn2015	(1.77%)
Annual Return 2016	rr_AnnualReturn2016	4.50%
Annual Return 2017	rr_AnnualReturn2017	24.59%
Annual Return 2018	rr_AnnualReturn2018	(4.45%)
Annual Return 2019	rr_AnnualReturn2019	35.40%
Annual Return 2020	rr_AnnualReturn2020	36.44%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	30.62%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.36%)
Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	36.44%
5 Years	rr_AverageAnnualReturnYear05	18.11%
10 Years	rr_AverageAnnualReturnYear10	13.14%
PFI Prospectus | MidCap Growth Fund III [Member] | MidCap Growth Fund III, Institutional Class [Member] | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	34.75%
5 Years	rr_AverageAnnualReturnYear05	15.90%
10 Years	rr_AverageAnnualReturnYear10	10.61%
PFI Prospectus | MidCap Growth Fund III [Member] | MidCap Growth Fund III, Institutional Class [Member] | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	22.65%
5 Years	rr_AverageAnnualReturnYear05	13.96%
10 Years	rr_AverageAnnualReturnYear10	9.81%
PFI Prospectus | MidCap Growth Fund III [Member] | MidCap Growth Fund III, Class R-1 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PHASX
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.88%	[32]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.54%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.77%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[33]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.75%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 178
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	555
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	957
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,082
Label	rr_AverageAnnualReturnLabel	Class R-1 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	35.36%
5 Years	rr_AverageAnnualReturnYear05	17.11%
10 Years	rr_AverageAnnualReturnYear10	12.17%
PFI Prospectus | MidCap Growth Fund III [Member] | MidCap Growth Fund III, Class R-3 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPQMX
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.88%	[32]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.33%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.46%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[33]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.44%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 147
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	460
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	796
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,745
Label	rr_AverageAnnualReturnLabel	Class R-3 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	35.72%
5 Years	rr_AverageAnnualReturnYear05	17.46%
10 Years	rr_AverageAnnualReturnYear10	12.50%
PFI Prospectus | MidCap Growth Fund III [Member] | MidCap Growth Fund III, Class R-4 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPQSX
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.88%	[32]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.29%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.27%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[33]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.25%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 127
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	401
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	695
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,532
Label	rr_AverageAnnualReturnLabel	Class R-4 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	35.89%
5 Years	rr_AverageAnnualReturnYear05	17.66%
10 Years	rr_AverageAnnualReturnYear10	12.71%
PFI Prospectus | MidCap Growth Fund III [Member] | MidCap Growth Fund III, Class R-5 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPQPX
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.88%	[32]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.27%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.15%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[33]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.13%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 115
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	363
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	631
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,396
Label	rr_AverageAnnualReturnLabel	Class R-5 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	36.15%
5 Years	rr_AverageAnnualReturnYear05	17.83%
10 Years	rr_AverageAnnualReturnYear10	12.86%
PFI Prospectus | MidCap S&P 400 Index Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MIDCAP S&P 400 INDEX FUND
Objective [Heading]	rr_ObjectiveHeading	Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
If you purchase Institutional Class or Class R-6 shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 23.6% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	23.60%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	With respect to Class J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that compose the Standard & Poor's ("S&P") MidCap 400 Index (the "Index") at the time of purchase. The Fund will not concentrate (i.e., invest more than 25% of its assets) its investments in a particular industry except to the extent the Index is so concentrated. The Index is designed to represent U.S. equities with risk/return characteristics of the mid cap universe. As of December 31, 2020, the market capitalization range of the companies comprising the Index was between approximately $1.2 billion and $22.2 billion. Each component stock of the Index is weighted in proportion to its total market value. The Index is rebalanced quarterly.
The Fund employs a passive investment approach designed to attempt to track the performance of the Index. In seeking its objective, the Fund typically employs a replication strategy which involves investing in all the securities that make up the Index, in the same proportions as the Index.
The Fund uses derivative strategies and invests in exchange-traded funds ("ETFs"). A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. Specifically, the Fund invests in index futures and equity ETFs on a daily basis to gain exposure to the Index in an effort to minimize tracking error relative to the benchmark.
Note:    “Standard & Poor's MidCap 400" and "S&P MidCap 400" are trademarks of S&P Global and have been licensed by Principal. The Fund is not sponsored, endorsed, sold or promoted by S&P Global and S&P Global makes no representation regarding the advisability of investing in the Fund.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and result in disproportionate losses that may be substantially greater than a fund's initial investment.
•Futures. These derivative instruments involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the fund and the price of the instruments; possible lack of a liquid secondary market for an instrument and the resulting inability to close it when desired; counterparty risk; and if the fund has insufficient cash, it may have to sell securities from its portfolio to meet any applicable daily variation margin requirements.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer's sector or industry, or changes in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies.
Index Fund Risk. Index funds use a passive investment approach and generally do not attempt to manage market volatility, use defensive strategies, or reduce the effect of any long-term periods of poor investment performance. Therefore, the Fund may hold securities that present risks that an investment advisor researching individual securities might seek to avoid. An index fund has operating and other expenses while an index does not. As a result, over time, index funds tend to underperform the index. The correlation between fund performance and index performance may also be affected by the type of passive investment approach used by a fund (sampling or replication), changes in securities markets, changes in the composition of the index, and the timing of purchases and sales of fund shares. Errors or delays in compiling or rebalancing the Index may impact the performance of the Fund and increase transaction costs.
Industry Concentration Risk. A fund that concentrates investments in a particular industry or group of industries has greater exposure than other funds to market, economic and other factors affecting that industry or group of industries.
Investment Company Securities Risk. A fund that invests in another investment company (for example, another fund or an exchange-traded fund (“ETF”)) is subject to the risks associated with direct ownership of the securities in which such investment company invests. Fund shareholders indirectly bear their proportionate share of the expenses of each such investment company.
Redemption and Large Transaction Risk. Ownership of the fund's shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.

Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
For periods prior to the inception date of Class R-6 shares (November 22, 2016), the performance shown in the table for Class R-6 shares is that of the Fund’s Class R-3 shares, adjusted to reflect the fees and expenses of Class R-6 shares. However, where the adjustment for fees and expenses results in performance for Class R-6 shares that is higher than the historical performance of the Class R-3 shares, the historical performance of the Class R-3 shares is used. These adjustments result in performance for such periods that is no higher than the historical performance of the Class R-3 shares.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest return for a quarter during the period of the bar chart above:	Q4 2020	24.32%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(29.79)%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total ReturnsFor the periods ended December 31, 2020
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
PFI Prospectus | MidCap S&P 400 Index Fund [Member] | S&P Midcap 400 Index [Member]
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	S&P MidCap 400 Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	13.63%
5 Years	rr_AverageAnnualReturnYear05	12.34%
10 Years	rr_AverageAnnualReturnYear10	11.51%
PFI Prospectus | MidCap S&P 400 Index Fund [Member] | MidCap S&P 400 Index Fund, Class J [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMFJX
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.15%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.14%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.44%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[34]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.44%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 145
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	141
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	246
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	555
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	45
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	141
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	246
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 555
Label	rr_AverageAnnualReturnLabel	Class J Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	12.31%
5 Years	rr_AverageAnnualReturnYear05	11.87%
10 Years	rr_AverageAnnualReturnYear10	10.92%
PFI Prospectus | MidCap S&P 400 Index Fund [Member] | MidCap S&P 400 Index Fund, Institutional Class [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MPSIX
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.15%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.08%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.23%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[34]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.23%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 24
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	74
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	130
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 293
Annual Return 2011	rr_AnnualReturn2011	(1.95%)
Annual Return 2012	rr_AnnualReturn2012	17.65%
Annual Return 2013	rr_AnnualReturn2013	33.13%
Annual Return 2014	rr_AnnualReturn2014	9.51%
Annual Return 2015	rr_AnnualReturn2015	(2.37%)
Annual Return 2016	rr_AnnualReturn2016	20.42%
Annual Return 2017	rr_AnnualReturn2017	15.96%
Annual Return 2018	rr_AnnualReturn2018	(11.32%)
Annual Return 2019	rr_AnnualReturn2019	26.02%
Annual Return 2020	rr_AnnualReturn2020	13.43%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.32%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.79%)
Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	13.43%
5 Years	rr_AverageAnnualReturnYear05	12.10%
10 Years	rr_AverageAnnualReturnYear10	11.26%
PFI Prospectus | MidCap S&P 400 Index Fund [Member] | MidCap S&P 400 Index Fund, Institutional Class [Member] | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	11.54%
5 Years	rr_AverageAnnualReturnYear05	10.13%
10 Years	rr_AverageAnnualReturnYear10	9.64%
PFI Prospectus | MidCap S&P 400 Index Fund [Member] | MidCap S&P 400 Index Fund, Institutional Class [Member] | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	9.22%
5 Years	rr_AverageAnnualReturnYear05	9.32%
10 Years	rr_AverageAnnualReturnYear10	8.95%
PFI Prospectus | MidCap S&P 400 Index Fund [Member] | MidCap S&P 400 Index Fund, Class R-1 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMSSX
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.15%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.54%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.04%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[34]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.04%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 106
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	331
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	574
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,271
Label	rr_AverageAnnualReturnLabel	Class R-1 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	12.56%
5 Years	rr_AverageAnnualReturnYear05	11.19%
10 Years	rr_AverageAnnualReturnYear10	10.34%
PFI Prospectus | MidCap S&P 400 Index Fund [Member] | MidCap S&P 400 Index Fund, Class R-3 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMFMX
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.15%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.33%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.73%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[34]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.73%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 75
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	233
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	406
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 906
Label	rr_AverageAnnualReturnLabel	Class R-3 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	12.93%
5 Years	rr_AverageAnnualReturnYear05	11.53%
10 Years	rr_AverageAnnualReturnYear10	10.69%
PFI Prospectus | MidCap S&P 400 Index Fund [Member] | MidCap S&P 400 Index Fund, Class R-4 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMFSX
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.15%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.29%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.54%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[34]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.54%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 55
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	173
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	302
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 677
Label	rr_AverageAnnualReturnLabel	Class R-4 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	13.17%
5 Years	rr_AverageAnnualReturnYear05	11.75%
10 Years	rr_AverageAnnualReturnYear10	10.90%
PFI Prospectus | MidCap S&P 400 Index Fund [Member] | MidCap S&P 400 Index Fund, Class R-5 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMFPX
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.15%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.27%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.42%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[34]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.42%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 43
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	135
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	235
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 530
Label	rr_AverageAnnualReturnLabel	Class R-5 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	13.27%
5 Years	rr_AverageAnnualReturnYear05	11.87%
10 Years	rr_AverageAnnualReturnYear10	11.03%
PFI Prospectus | MidCap S&P 400 Index Fund [Member] | MidCap S&P 400 Index Fund, Class R-6 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMAPX
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.15%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.16%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[34]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.16%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 16
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	52
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	90
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 205
Label	rr_AverageAnnualReturnLabel	Class R-6 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	13.57%
5 Years	rr_AverageAnnualReturnYear05	12.04%
Since Inception	rr_AverageAnnualReturnSinceInception	10.94%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 22, 2016
PFI Prospectus | MidCap Value Fund I [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MIDCAP VALUE FUND I
Objective [Heading]	rr_ObjectiveHeading	Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
If you purchase Institutional Class or Class R-6 shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 65.9% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	65.90%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	With respect to Class J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with medium market capitalizations at the time of purchase. For this Fund, companies with medium market capitalizations are those with market capitalizations within the range of companies comprising the Russell Midcap® Value Index (as of December 31, 2020, this range was between approximately $831.2 million and $51.3 billion). The Fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. The Fund also invests in real estate investment trusts.
The Fund is primarily actively managed by the sub-advisors. In addition, Principal Global Investors, LLC may invest up to 30% of the Fund's assets using an index sampling strategy designed to match the performance of the Russell Midcap® Value Index.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer's sector or industry, or changes in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies.
•Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.
Real Estate Investment Trusts (“REITs”) Risk. In addition to risks associated with investing in real estate securities, REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, risks of default by borrowers, and self-liquidation. Investment in REITs also involves risks similar to risks of investing in small market capitalization companies, such as limited financial resources, less frequent and limited volume trading, and may be subject to more abrupt or erratic price movements than larger company securities. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code. Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the fund invests.
Real Estate Securities Risk. Investing in real estate securities subjects the fund to the risks associated with the real estate market (which are similar to the risks associated with direct ownership in real estate), including declines in real estate values, loss due to casualty or condemnation, property taxes, interest rate changes, increased expenses, cash flow of underlying real estate assets, regulatory changes (including zoning, land use and rents), and environmental problems, as well as to the risks related to the management skill and creditworthiness of the issuer.
Redemption and Large Transaction Risk. Ownership of the fund's shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.

Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
For periods prior to the inception date of Classes A and R-6 shares (March 1, 2019), the performance shown in the table for these newer classes is that of the Fund's Institutional Class shares, adjusted to reflect the fees and expenses of the newer class. These adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest return for a quarter during the period of the bar chart above:	Q2 2020	20.14%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(29.46)%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total ReturnsFor the periods ended December 31, 2020
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
PFI Prospectus | MidCap Value Fund I [Member] | Russell Midcap Value Index [Member]
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Russell Midcap Value Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	4.95%
5 Years	rr_AverageAnnualReturnYear05	9.73%
10 Years	rr_AverageAnnualReturnYear10	10.49%
PFI Prospectus | MidCap Value Fund I [Member] | MidCap Value Fund I, Class A [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCMVX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.39%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.29%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[35],[36]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.27%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 672
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	935
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,217
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,019
Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	0.03%
5 Years	rr_AverageAnnualReturnYear05	8.06%
10 Years	rr_AverageAnnualReturnYear10	8.79%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2019
PFI Prospectus | MidCap Value Fund I [Member] | MidCap Value Fund I, Class J [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PVEJX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.19%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.99%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[35],[36]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.97%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 199
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	313
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	545
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,211
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	99
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	313
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	545
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,211
Label	rr_AverageAnnualReturnLabel	Class J Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	5.26%
5 Years	rr_AverageAnnualReturnYear05	9.40%
10 Years	rr_AverageAnnualReturnYear10	9.35%
PFI Prospectus | MidCap Value Fund I [Member] | MidCap Value Fund I, Institutional Class [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PVMIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.16%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.81%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[35],[36]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.72%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 74
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	250
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	441
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 993
Annual Return 2011	rr_AnnualReturn2011	(3.93%)
Annual Return 2012	rr_AnnualReturn2012	17.85%
Annual Return 2013	rr_AnnualReturn2013	33.63%
Annual Return 2014	rr_AnnualReturn2014	13.50%
Annual Return 2015	rr_AnnualReturn2015	(7.16%)
Annual Return 2016	rr_AnnualReturn2016	15.26%
Annual Return 2017	rr_AnnualReturn2017	14.62%
Annual Return 2018	rr_AnnualReturn2018	(10.91%)
Annual Return 2019	rr_AnnualReturn2019	26.67%
Annual Return 2020	rr_AnnualReturn2020	6.51%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.14%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.46%)
Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	6.51%
5 Years	rr_AverageAnnualReturnYear05	9.69%
10 Years	rr_AverageAnnualReturnYear10	9.73%
PFI Prospectus | MidCap Value Fund I [Member] | MidCap Value Fund I, Institutional Class [Member] | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	6.16%
5 Years	rr_AverageAnnualReturnYear05	8.16%
10 Years	rr_AverageAnnualReturnYear10	7.44%
PFI Prospectus | MidCap Value Fund I [Member] | MidCap Value Fund I, Institutional Class [Member] | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	4.09%
5 Years	rr_AverageAnnualReturnYear05	7.31%
10 Years	rr_AverageAnnualReturnYear10	7.16%
PFI Prospectus | MidCap Value Fund I [Member] | MidCap Value Fund I, Class R-1 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLASX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.53%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.53%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[35],[36]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.51%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 154
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	481
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	832
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,822
Label	rr_AverageAnnualReturnLabel	Class R-1 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	5.66%
5 Years	rr_AverageAnnualReturnYear05	8.80%
10 Years	rr_AverageAnnualReturnYear10	8.82%
PFI Prospectus | MidCap Value Fund I [Member] | MidCap Value Fund I, Class R-3 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMPRX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.32%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.22%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[35],[36]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.20%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 122
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	385
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	668
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,476
Label	rr_AverageAnnualReturnLabel	Class R-3 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	6.00%
5 Years	rr_AverageAnnualReturnYear05	9.13%
10 Years	rr_AverageAnnualReturnYear10	9.15%
PFI Prospectus | MidCap Value Fund I [Member] | MidCap Value Fund I, Class R-4 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PABWX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.28%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.03%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[35],[36]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.01%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 103
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	326
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	567
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,258
Label	rr_AverageAnnualReturnLabel	Class R-4 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	6.14%
5 Years	rr_AverageAnnualReturnYear05	9.34%
10 Years	rr_AverageAnnualReturnYear10	9.36%
PFI Prospectus | MidCap Value Fund I [Member] | MidCap Value Fund I, Class R-5 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PABVX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.26%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.91%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[35],[36]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.89%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 91
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	288
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	502
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,118
Label	rr_AverageAnnualReturnLabel	Class R-5 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	6.29%
5 Years	rr_AverageAnnualReturnYear05	9.47%
10 Years	rr_AverageAnnualReturnYear10	9.49%
PFI Prospectus | MidCap Value Fund I [Member] | MidCap Value Fund I , Class R-6 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCMSX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.66%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[35],[36]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.64%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 65
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	209
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	366
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 821
Label	rr_AverageAnnualReturnLabel	Class R-6 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	6.59%
5 Years	rr_AverageAnnualReturnYear05	9.75%
10 Years	rr_AverageAnnualReturnYear10	9.77%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2019
PFI Prospectus | Money Market Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MONEY MARKET FUND
Objective [Heading]	rr_ObjectiveHeading	Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks as high a level of current income as is considered consistent with preservation of principal and maintenance of liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial intermediary and in “Choosing a Share Class and The Costs of Investing” beginning on page 425 of the Fund’s prospectus, Appendix B to the prospectus titled "Intermediary-Specific Sales Charge Waivers and Reductions", and “Multiple Class Structure” beginning on page 7 of the Fund’s Statement of Additional Information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of Principal Funds, Inc.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	With respect to Classes A and J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to maintain a stable net asset value of $1.00 per share by investing its assets in a portfolio of high quality, short-term money market instruments such as those issued by banks, corporations (U.S. and non-U.S.), municipalities and the U.S. government. Such instruments include certificates of deposit, banker's acceptances, commercial paper, treasury bills, bonds, repurchase agreements, and shares of other money market funds. The Fund maintains a dollar weighted average portfolio maturity of 60 days or less. As with all mutual funds, the value of the Fund's assets may rise or fall.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Commercial Paper Risk. The value of the Fund’s investment in commercial paper, which is generally unsecured, is susceptible to changes in interest rates and the issuer’s financial condition or credit quality. Commercial paper is usually repaid at maturity by the issuer from the proceeds of the issuance of new commercial paper. As a result, investments in commercial paper are subject to the risk that the issuer cannot issue enough new commercial paper to satisfy its outstanding obligations. In addition, under certain circumstances commercial paper may become illiquid or may suffer from reduced liquidity.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and generally increases when interest rates fall. Higher interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Redemption and Large Transaction Risk. Ownership of the fund's shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Repurchase Agreement Risk. If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
		U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. government.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns as of December 31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest return for a quarter during the period of the bar chart above:	Q2 2019	0.53%
Lowest return for a quarter during the period of the bar chart above:	Q4 2020	0.00%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total ReturnsFor the periods ended December 31, 2020
PFI Prospectus | Money Market Fund [Member] | Bloomberg Barclays U.S. Treasury Bellwethers 3 Month Index [Member]
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Bloomberg Barclays U.S. Treasury Bellwethers 3 Month Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	0.67%
5 Years	rr_AverageAnnualReturnYear05	1.21%
10 Years	rr_AverageAnnualReturnYear10	0.65%
PFI Prospectus | Money Market Fund [Member] | Money Market Fund, Class A [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCSXX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.13%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.54%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[37],[38]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.51%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 152
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	170
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	299
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	674
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	52
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	170
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	299
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 674
Annual Return 2011	rr_AnnualReturn2011	none
Annual Return 2012	rr_AnnualReturn2012	none
Annual Return 2013	rr_AnnualReturn2013	none
Annual Return 2014	rr_AnnualReturn2014	none
Annual Return 2015	rr_AnnualReturn2015	none
Annual Return 2016	rr_AnnualReturn2016	0.04%
Annual Return 2017	rr_AnnualReturn2017	0.62%
Annual Return 2018	rr_AnnualReturn2018	1.57%
Annual Return 2019	rr_AnnualReturn2019	1.88%
Annual Return 2020	rr_AnnualReturn2020	0.38%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.53%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	0.38%
5 Years	rr_AverageAnnualReturnYear05	0.90%
10 Years	rr_AverageAnnualReturnYear10	0.45%
PFI Prospectus | Money Market Fund [Member] | Money Market Fund, Class J [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMJXX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.13%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.69%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[37],[38]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.54%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 155
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	206
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	369
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	844
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	55
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	206
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	369
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 844
Label	rr_AverageAnnualReturnLabel	Class J Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(0.64%)
5 Years	rr_AverageAnnualReturnYear05	0.84%
10 Years	rr_AverageAnnualReturnYear10	0.42%
PFI Prospectus | Overseas Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	OVERSEAS FUND
Objective [Heading]	rr_ObjectiveHeading	Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
If you purchase Institutional Class shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 79.6% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	79.60%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Fees have been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities that are tied economically to countries outside the U.S. at the time of purchase. The Fund considers a security to be tied economically to countries outside the U.S. (a "foreign security") if the issuer of the security has its principal place of business or principal office outside the U.S., has its principal securities trading market outside the U.S., or derives a majority of its revenue from outside the U.S.
The Fund invests in emerging market securities. The Fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. The Fund invests in equity securities of small, medium, and large market capitalization companies.
The Fund is primarily actively managed by the sub-advisors. In addition, Principal Global Investors, LLC may invest up to 30% of the Fund's assets using an index sampling strategy designed to match the performance of the MSCI EAFE Value Index.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Emerging Markets Risk. Investments in emerging markets may have more risk than those in developed markets because the emerging markets are less developed and more illiquid. Emerging markets can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile. The U.S. Securities and Exchange Commission, the U.S. Department of Justice, and other U.S. authorities may be limited in their ability to pursue bad actors in emerging markets, including with respect to fraud.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer's sector or industry, or changes in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies.
•Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies). The Schedule of Investments included in the Fund’s annual and semi-annual reports identify the countries in which the Fund had invested, as of the date of the reports; to the extent a Fund has significant investments in issuers or securities tied to a certain country or region, it will be particularly susceptible to economic, political, regulatory or other events or conditions affecting such country or region.
•Brexit Risk. The United Kingdom’s departure from the European Union, commonly known as “Brexit,” has resulted in significant uncertainties and instability in the financial markets. Brexit may have significant political and financial consequences in the United Kingdom, as well as in European markets and the broader global economy. As a result, the fund’s performance may be more volatile than the performance of a more geographically diversified fund.
Passive Strategy Risk. A portion of the fund seeks to match the performance of a specified index. However, the correlation between the performance of this portion of the fund and index performance may be affected by many factors, such as fund expenses, the timing of cash flows into and out of the fund, changes in securities markets, and changes in the composition of the index.
		Redemption and Large Transaction Risk. Ownership of the fund's shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
For periods prior to the inception date of Classes R-1, R-3, R-4, and R-5 shares (March 1, 2012), the performance shown in the table for these newer classes is that of the Fund's Institutional Class shares, adjusted to reflect the respective fees and expenses of each class. These adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest return for a quarter during the period of the bar chart above:	Q4 2020	23.03%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(31.40)%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total ReturnsFor the periods ended December 31, 2020
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
PFI Prospectus | Overseas Fund [Member] | MSCI EAFE Value Index NTR [Member]
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)
Label	rr_AverageAnnualReturnLabel	MSCI EAFE Value Index NTR (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)
1 Year	rr_AverageAnnualReturnYear01	(2.62%)
5 Years	rr_AverageAnnualReturnYear05	4.20%
10 Years	rr_AverageAnnualReturnYear10	3.37%
PFI Prospectus | Overseas Fund [Member] | Overseas Fund, Institutional Class [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PINZX
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.94%	[39]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.04%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.98%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[40]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.94%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 96
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	308
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	538
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,198
Annual Return 2011	rr_AnnualReturn2011	(11.45%)
Annual Return 2012	rr_AnnualReturn2012	20.05%
Annual Return 2013	rr_AnnualReturn2013	21.70%
Annual Return 2014	rr_AnnualReturn2014	(5.41%)
Annual Return 2015	rr_AnnualReturn2015	(4.79%)
Annual Return 2016	rr_AnnualReturn2016	1.61%
Annual Return 2017	rr_AnnualReturn2017	25.59%
Annual Return 2018	rr_AnnualReturn2018	(17.86%)
Annual Return 2019	rr_AnnualReturn2019	20.83%
Annual Return 2020	rr_AnnualReturn2020	4.08%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.03%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(31.40%)
Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	4.08%
5 Years	rr_AverageAnnualReturnYear05	5.68%
10 Years	rr_AverageAnnualReturnYear10	4.38%
PFI Prospectus | Overseas Fund [Member] | Overseas Fund, Institutional Class [Member] | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	3.80%
5 Years	rr_AverageAnnualReturnYear05	4.91%
10 Years	rr_AverageAnnualReturnYear10	3.48%
PFI Prospectus | Overseas Fund [Member] | Overseas Fund, Institutional Class [Member] | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	2.90%
5 Years	rr_AverageAnnualReturnYear05	4.53%
10 Years	rr_AverageAnnualReturnYear10	3.52%
PFI Prospectus | Overseas Fund [Member] | Overseas Fund, Class R-1 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PINQX
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.94%	[39]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.55%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.84%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[40]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.80%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 183
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	575
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	992
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,155
Label	rr_AverageAnnualReturnLabel	Class R-1 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	3.14%
5 Years	rr_AverageAnnualReturnYear05	4.77%
10 Years	rr_AverageAnnualReturnYear10	3.47%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2012
PFI Prospectus | Overseas Fund [Member] | Overseas Fund, Class R-3 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PINTX
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.94%	[39]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.34%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.53%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[40]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.49%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 152
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	479
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	830
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,820
Label	rr_AverageAnnualReturnLabel	Class R-3 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	3.44%
5 Years	rr_AverageAnnualReturnYear05	5.08%
10 Years	rr_AverageAnnualReturnYear10	3.79%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2012
PFI Prospectus | Overseas Fund [Member] | Overseas Fund, Class R-4 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PINUX
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.94%	[39]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.30%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.34%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[40]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.30%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 132
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	421
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	730
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,609
Label	rr_AverageAnnualReturnLabel	Class R-4 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	3.69%
5 Years	rr_AverageAnnualReturnYear05	5.28%
10 Years	rr_AverageAnnualReturnYear10	3.99%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2012
PFI Prospectus | Overseas Fund [Member] | Overseas Fund, Class R-5 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PINGX
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.94%	[39]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.28%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.22%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[40]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.18%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 120
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	383
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	666
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,474
Label	rr_AverageAnnualReturnLabel	Class R-5 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	3.61%
5 Years	rr_AverageAnnualReturnYear05	5.39%
10 Years	rr_AverageAnnualReturnYear10	4.10%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2012
PFI Prospectus | Principal Capital Appreciation Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PRINCIPAL CAPITAL APPRECIATION FUND
Objective [Heading]	rr_ObjectiveHeading	Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial intermediary and in “Choosing a Share Class and The Costs of Investing” beginning on page 425 of the Fund’s prospectus, Appendix B to the prospectus titled "Intermediary-Specific Sales Charge Waivers and Reductions", and “Multiple Class Structure” beginning on page 7 of the Fund’s Statement of Additional Information.
If you purchase Institutional Class shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 35.4% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	35.40%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of Principal Funds, Inc.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class C shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	With respect to Class C shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests primarily in equity securities of companies with any market capitalization, but it has a greater exposure to large market capitalization companies than small or medium market capitalization companies. Those managing the Fund’s investments seek to invest in securities of businesses that they believe are trading at a discount to their private market value (i.e., the value of the business if it was sold), have a competitive advantage, and/or that have barriers to entry in their respective industries.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer's sector or industry, or changes in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies.
		Redemption and Large Transaction Risk. Ownership of the fund's shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com.The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns as of December 31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest return for a quarter during the period of the bar chart above:	Q2 2020	19.69%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(19.46)%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total ReturnsFor the periods ended December 31, 2020
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only and would be different for the other share classes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.
PFI Prospectus | Principal Capital Appreciation Fund [Member] | Russell 3000 Index [Member]
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	20.84%
5 Years	rr_AverageAnnualReturnYear05	15.43%
10 Years	rr_AverageAnnualReturnYear10	13.79%
PFI Prospectus | Principal Capital Appreciation Fund [Member] | Principal Capital Appreciation Fund, Class A [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CMNWX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.48%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.10%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.83%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 630
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	800
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	985
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,519
Annual Return 2011	rr_AnnualReturn2011	(0.11%)
Annual Return 2012	rr_AnnualReturn2012	13.45%
Annual Return 2013	rr_AnnualReturn2013	32.44%
Annual Return 2014	rr_AnnualReturn2014	12.30%
Annual Return 2015	rr_AnnualReturn2015	2.04%
Annual Return 2016	rr_AnnualReturn2016	8.83%
Annual Return 2017	rr_AnnualReturn2017	20.64%
Annual Return 2018	rr_AnnualReturn2018	(3.52%)
Annual Return 2019	rr_AnnualReturn2019	32.17%
Annual Return 2020	rr_AnnualReturn2020	18.38%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.69%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.46%)
Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	11.87%
5 Years	rr_AverageAnnualReturnYear05	13.37%
10 Years	rr_AverageAnnualReturnYear10	12.41%
PFI Prospectus | Principal Capital Appreciation Fund [Member] | Principal Capital Appreciation Fund, Class A [Member] | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	10.50%
5 Years	rr_AverageAnnualReturnYear05	9.98%
10 Years	rr_AverageAnnualReturnYear10	10.30%
PFI Prospectus | Principal Capital Appreciation Fund [Member] | Principal Capital Appreciation Fund, Class A [Member] | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	7.98%
5 Years	rr_AverageAnnualReturnYear05	9.84%
10 Years	rr_AverageAnnualReturnYear10	9.76%
PFI Prospectus | Principal Capital Appreciation Fund [Member] | Principal Capital Appreciation Fund, Class C [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CMNCX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.48%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.19%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.67%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 270
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	526
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	907
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,752
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	170
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	526
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	907
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,752
Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	16.40%
5 Years	rr_AverageAnnualReturnYear05	13.72%
10 Years	rr_AverageAnnualReturnYear10	12.11%
PFI Prospectus | Principal Capital Appreciation Fund [Member] | Principal Capital Appreciation Fund, Institutional Class [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PWCIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.48%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.03%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.51%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 52
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	164
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	285
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 640
Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	18.81%
5 Years	rr_AverageAnnualReturnYear05	15.09%
10 Years	rr_AverageAnnualReturnYear10	13.49%
PFI Prospectus | Principal Capital Appreciation Fund [Member] | Principal Capital Appreciation Fund, Class R-1 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCAMX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.48%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.54%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.37%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 139
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	434
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	750
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,646
Label	rr_AverageAnnualReturnLabel	Class R-1 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	17.75%
5 Years	rr_AverageAnnualReturnYear05	14.08%
10 Years	rr_AverageAnnualReturnYear10	12.50%
PFI Prospectus | Principal Capital Appreciation Fund [Member] | Principal Capital Appreciation Fund, Class R-3 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCAOX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.48%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.33%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.06%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 108
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	337
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	585
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,294
Label	rr_AverageAnnualReturnLabel	Class R-3 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	18.11%
5 Years	rr_AverageAnnualReturnYear05	14.43%
10 Years	rr_AverageAnnualReturnYear10	12.84%
PFI Prospectus | Principal Capital Appreciation Fund [Member] | Principal Capital Appreciation Fund, Class R-4 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCAPX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.48%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.29%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.87%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 89
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	278
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	482
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,073
Label	rr_AverageAnnualReturnLabel	Class R-4 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	18.32%
5 Years	rr_AverageAnnualReturnYear05	14.65%
10 Years	rr_AverageAnnualReturnYear10	13.06%
PFI Prospectus | Principal Capital Appreciation Fund [Member] | Principal Capital Appreciation Fund, Class R-5 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCAQX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.48%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.27%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.75%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 77
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	240
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	417
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 930
Label	rr_AverageAnnualReturnLabel	Class R-5 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	18.47%
5 Years	rr_AverageAnnualReturnYear05	14.79%
10 Years	rr_AverageAnnualReturnYear10	13.19%
PFI Prospectus | Principal LifeTime Strategic Income Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PRINCIPAL LIFETIME STRATEGIC INCOME FUND
Objective [Heading]	rr_ObjectiveHeading	Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	and as a secondary objective, capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial intermediary and in “Choosing a Share Class and The Costs of Investing” beginning on page 425 of the Fund’s prospectus, Appendix B to the prospectus titled "Intermediary-Specific Sales Charge Waivers and Reductions", and “Multiple Class Structure” beginning on page 7 of the Fund’s Statement of Additional Information.
If you purchase Institutional Class shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund and each underlying fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the Fund and underlying funds. During its most recent fiscal year, the Fund's portfolio turnover rate was 31.0% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	31.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A Shares of Principal Funds, Inc.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	With respect to Class J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests according to an asset allocation strategy designed for investors primarily seeking current income and secondarily capital appreciation. The Fund's asset allocation is designed for investors who are approximately 15 years beyond the normal retirement age of 65. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The diversification of the Fund is designed to moderate overall price volatility. The Fund may add, remove, or substitute underlying funds at any time.
The Fund is managed with strategic or long-term asset class targets and target ranges. There is a rebalancing strategy that aligns with the target weights to identify asset classes that are either overweight or underweight. The Fund may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund or changes in market forces or Fund circumstances.
In selecting underlying funds and target weights, the Fund considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in growth and value stocks of large market capitalization companies, fixed-income securities, domestic and foreign securities, securities denominated in foreign currencies, investment companies, securitized products, U.S. government and U.S. government-sponsored securities, and derivatives. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use futures, options, swaps (including, for example, credit default, interest rate, and currency swaps) and forwards in order to gain exposure to a variety of securities or asset classes or attempt to reduce risk.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Principal Risks of Investing in a Fund of Funds
Fund of Funds Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies (for example, other mutual funds or exchange-traded funds) in which the Fund invests ("underlying funds"). The Fund's selection and weighting of asset classes and allocation of investments in underlying funds may cause it to underperform other funds with a similar investment objective. The Fund's performance and risks correspond directly to the performance and risks of the underlying funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the underlying funds will achieve their investment objectives. Management of the Fund entails potential conflicts of interest: the Fund invests in affiliated underlying funds; and the Advisor and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more Fund assets to underlying funds from which they receive higher fees.
Target Date Fund Risk. A target date fund should not be selected based solely on age or retirement date because there is no guarantee that this fund will provide adequate income at or through retirement.
Principal Risks due to the Fund's Investments in Underlying Funds
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and result in disproportionate losses that may be substantially greater than a fund's initial investment.
•Credit Default Swaps. Credit default swaps involve special risks in addition to those associated with swaps generally because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). The protection “buyer” in a credit default contract may be obligated to pay the protection “seller” an up-front payment or a periodic stream of payments over the term of the contract provided generally that no credit event on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (i.e., full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. The Fund may be either the buyer or seller in the transaction.
•Forward Contracts, Futures and Swaps. These derivative instruments involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the fund and the price of the instruments; possible lack of a liquid secondary market for an instrument and the resulting inability to close it when desired; counterparty risk; and if the fund has insufficient cash, it may have to sell securities from its portfolio to meet any applicable daily variation margin requirements.
•Options. Options involve specific risks, including: imperfect correlation between the change in market value of the instruments held by the fund and the price of the options, counterparty risk, difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets), and an insufficient liquid secondary market for particular options.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer's sector or industry, or changes in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
•Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and generally increases when interest rates fall. Higher interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Redemption and Large Transaction Risk. Ownership of the fund's shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Securitized Products Risk. Investments in securitized products are subject to risks similar to traditional fixed income securities, such as credit, interest rate, liquidity, prepayment, extension, and default risk, as well as additional risks associated with the nature of the assets and the servicing of those assets. Unscheduled prepayments on securitized products may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
		U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. government.
Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns as of December 31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest return for a quarter during the period of the bar chart above:	Q2 2020	8.31%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(5.91)%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total ReturnsFor the periods ended December 31, 2020
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only and would be different for the other share classes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.
PFI Prospectus | Principal LifeTime Strategic Income Fund [Member] | S&P Target Date Retirement Income Index [Member]
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	S&P Target Date Retirement Income Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	8.79%
5 Years	rr_AverageAnnualReturnYear05	6.49%
10 Years	rr_AverageAnnualReturnYear10	5.47%
PFI Prospectus | Principal LifeTime Strategic Income Fund [Member] | Principal LifeTime Strategic Income Fund, Class A [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PALTX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.28%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.44%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.97%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[41]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.82%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 456
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	658
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	877
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,507
Annual Return 2011	rr_AnnualReturn2011	3.25%
Annual Return 2012	rr_AnnualReturn2012	9.03%
Annual Return 2013	rr_AnnualReturn2013	5.06%
Annual Return 2014	rr_AnnualReturn2014	4.16%
Annual Return 2015	rr_AnnualReturn2015	(1.23%)
Annual Return 2016	rr_AnnualReturn2016	4.48%
Annual Return 2017	rr_AnnualReturn2017	8.27%
Annual Return 2018	rr_AnnualReturn2018	(3.46%)
Annual Return 2019	rr_AnnualReturn2019	12.42%
Annual Return 2020	rr_AnnualReturn2020	9.70%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.31%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.91%)
Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	5.57%
5 Years	rr_AverageAnnualReturnYear05	5.32%
10 Years	rr_AverageAnnualReturnYear10	4.66%
PFI Prospectus | Principal LifeTime Strategic Income Fund [Member] | Principal LifeTime Strategic Income Fund, Class A [Member] | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	4.40%
5 Years	rr_AverageAnnualReturnYear05	3.91%
10 Years	rr_AverageAnnualReturnYear10	3.58%
PFI Prospectus | Principal LifeTime Strategic Income Fund [Member] | Principal LifeTime Strategic Income Fund, Class A [Member] | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	3.55%
5 Years	rr_AverageAnnualReturnYear05	3.69%
10 Years	rr_AverageAnnualReturnYear10	3.29%
PFI Prospectus | Principal LifeTime Strategic Income Fund [Member] | Principal LifeTime Strategic Income Fund, Class J [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLSJX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.10%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.44%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.69%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[41]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.69%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 170
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	221
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	384
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	859
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	70
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	221
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	384
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 859
Label	rr_AverageAnnualReturnLabel	Class J Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	8.86%
5 Years	rr_AverageAnnualReturnYear05	6.30%
10 Years	rr_AverageAnnualReturnYear10	5.15%
PFI Prospectus | Principal LifeTime Strategic Income Fund [Member] | Principal LifeTime Strategic Income Fund, Institutional Class [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLSIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.02%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.44%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.46%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[41]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.46%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 47
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	148
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	258
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 579
Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	10.19%
5 Years	rr_AverageAnnualReturnYear05	6.52%
10 Years	rr_AverageAnnualReturnYear10	5.44%
PFI Prospectus | Principal LifeTime Strategic Income Fund [Member] | Principal LifeTime Strategic Income Fund, Class R-1 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLAIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.54%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.44%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.33%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[41]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.33%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 135
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	421
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	729
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,601
Label	rr_AverageAnnualReturnLabel	Class R-1 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	9.12%
5 Years	rr_AverageAnnualReturnYear05	5.59%
10 Years	rr_AverageAnnualReturnYear10	4.52%
PFI Prospectus | Principal LifeTime Strategic Income Fund [Member] | Principal LifeTime Strategic Income Fund, Class R-3 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLSMX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.33%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.44%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.02%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[41]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.02%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 104
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	325
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	563
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,248
Label	rr_AverageAnnualReturnLabel	Class R-3 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	9.55%
5 Years	rr_AverageAnnualReturnYear05	5.94%
10 Years	rr_AverageAnnualReturnYear10	4.85%
PFI Prospectus | Principal LifeTime Strategic Income Fund [Member] | Principal LifeTime Strategic Income Fund, Class R-4 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLSSX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.29%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.44%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.83%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[41]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.83%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 85
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	265
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	460
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,025
Label	rr_AverageAnnualReturnLabel	Class R-4 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	9.75%
5 Years	rr_AverageAnnualReturnYear05	6.12%
10 Years	rr_AverageAnnualReturnYear10	5.05%
PFI Prospectus | Principal LifeTime Strategic Income Fund [Member] | Principal LifeTime Strategic Income Fund, Class R-5 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLSPX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.27%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.44%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.71%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[41]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.71%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 73
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	227
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	395
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 883
Label	rr_AverageAnnualReturnLabel	Class R-5 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	9.90%
5 Years	rr_AverageAnnualReturnYear05	6.25%
10 Years	rr_AverageAnnualReturnYear10	5.17%
PFI Prospectus | Principal LifeTime 2010 Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PRINCIPAL LIFETIME 2010 FUND
Objective [Heading]	rr_ObjectiveHeading	Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks a total return consisting of long-term growth of capital and current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial intermediary and in “Choosing a Share Class and The Costs of Investing” beginning on page 425 of the Fund’s prospectus, Appendix B to the prospectus titled "Intermediary-Specific Sales Charge Waivers and Reductions", and “Multiple Class Structure” beginning on page 7 of the Fund’s Statement of Additional Information.If you purchase Institutional Class shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund and each underlying fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the Fund and underlying funds. During its most recent fiscal year, the Fund's portfolio turnover rate was 31.1% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	31.10%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A Shares of Principal Funds, Inc.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	With respect to Class J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The asset class diversification of the Fund is designed to moderate overall price volatility. The Fund may add, remove, or substitute underlying funds at any time.
The Fund is managed with strategic or long-term asset class targets and target ranges. There is a rebalancing strategy that aligns with the target weights to identify asset classes that are either overweight or underweight. The Fund may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund or changes in market forces or Fund circumstances.
In selecting underlying funds and target weights, the Fund considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in growth and value stocks of large market capitalization companies, fixed-income securities, domestic and foreign securities, securities denominated in foreign currencies, investment companies, securitized products, U.S. government and U.S. government-sponsored securities, and derivatives. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use futures, options, swaps (including, for example, credit default, interest rate, and currency swaps) and forwards in order to gain exposure to a variety of securities or asset classes or attempt to reduce risk.
The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. Approximately 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account's value.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Principal Risks of Investing in a Fund of Funds
Fund of Funds Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies (for example, other mutual funds or exchange-traded funds) in which the Fund invests ("underlying funds"). The Fund's selection and weighting of asset classes and allocation of investments in underlying funds may cause it to underperform other funds with a similar investment objective. The Fund's performance and risks correspond directly to the performance and risks of the underlying funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the underlying funds will achieve their investment objectives. Management of the Fund entails potential conflicts of interest: the Fund invests in affiliated underlying funds; and the Advisor and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more Fund assets to underlying funds from which they receive higher fees.
Target Date Fund Risk. A target date fund should not be selected based solely on age or retirement date because there is no guarantee that this fund will provide adequate income at or through retirement.
Principal Risks due to the Fund's Investments in Underlying Funds
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and result in disproportionate losses that may be substantially greater than a fund's initial investment.
•Credit Default Swaps. Credit default swaps involve special risks in addition to those associated with swaps generally because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). The protection “buyer” in a credit default contract may be obligated to pay the protection “seller” an up-front payment or a periodic stream of payments over the term of the contract provided generally that no credit event on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (i.e., full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. The Fund may be either the buyer or seller in the transaction.
•Forward Contracts, Futures and Swaps. These derivative instruments involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the fund and the price of the instruments; possible lack of a liquid secondary market for an instrument and the resulting inability to close it when desired; counterparty risk; and if the fund has insufficient cash, it may have to sell securities from its portfolio to meet any applicable daily variation margin requirements.
•Options. Options involve specific risks, including: imperfect correlation between the change in market value of the instruments held by the fund and the price of the options, counterparty risk, difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets), and an insufficient liquid secondary market for particular options.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer's sector or industry, or changes in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
•Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and generally increases when interest rates fall. Higher interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Redemption and Large Transaction Risk. Ownership of the fund's shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Securitized Products Risk. Investments in securitized products are subject to risks similar to traditional fixed income securities, such as credit, interest rate, liquidity, prepayment, extension, and default risk, as well as additional risks associated with the nature of the assets and the servicing of those assets. Unscheduled prepayments on securitized products may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
		U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. government.
Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com.The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns as of December 31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest return for a quarter during the period of the bar chart above:	Q2 2020	9.50%
Lowest return for a quarter during the period of the bar chart above:	Q3 2011	(8.26)%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total ReturnsFor the periods ended December 31, 2020
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only and would be different for the other share classes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.
PFI Prospectus | Principal LifeTime 2010 Fund [Member] | S&P Target Date 2010 Index [Member]
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	S&P Target Date 2010 Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	9.93%
5 Years	rr_AverageAnnualReturnYear05	7.21%
10 Years	rr_AverageAnnualReturnYear10	6.15%
PFI Prospectus | Principal LifeTime 2010 Fund [Member] | Principal Lifetime 2010 Fund, Class A [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PENAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.17%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.46%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.88%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[42]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.84%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 458
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	641
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	841
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,415
Annual Return 2011	rr_AnnualReturn2011	0.84%
Annual Return 2012	rr_AnnualReturn2012	11.55%
Annual Return 2013	rr_AnnualReturn2013	10.56%
Annual Return 2014	rr_AnnualReturn2014	4.52%
Annual Return 2015	rr_AnnualReturn2015	(1.42%)
Annual Return 2016	rr_AnnualReturn2016	4.91%
Annual Return 2017	rr_AnnualReturn2017	10.87%
Annual Return 2018	rr_AnnualReturn2018	(4.24%)
Annual Return 2019	rr_AnnualReturn2019	13.92%
Annual Return 2020	rr_AnnualReturn2020	10.44%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.50%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.26%)
Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	6.32%
5 Years	rr_AverageAnnualReturnYear05	6.16%
10 Years	rr_AverageAnnualReturnYear10	5.62%
PFI Prospectus | Principal LifeTime 2010 Fund [Member] | Principal Lifetime 2010 Fund, Class A [Member] | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	4.38%
5 Years	rr_AverageAnnualReturnYear05	4.38%
10 Years	rr_AverageAnnualReturnYear10	4.34%
PFI Prospectus | Principal LifeTime 2010 Fund [Member] | Principal Lifetime 2010 Fund, Class A [Member] | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	4.48%
5 Years	rr_AverageAnnualReturnYear05	4.32%
10 Years	rr_AverageAnnualReturnYear10	4.08%
PFI Prospectus | Principal LifeTime 2010 Fund [Member] | Principal Lifetime 2010 Fund, Class J [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTAJX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.06%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.46%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.67%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[42]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.67%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 168
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	214
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	373
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	835
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	68
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	214
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	373
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 835
Label	rr_AverageAnnualReturnLabel	Class J Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	9.61%
5 Years	rr_AverageAnnualReturnYear05	7.18%
10 Years	rr_AverageAnnualReturnYear10	6.16%
PFI Prospectus | Principal LifeTime 2010 Fund [Member] | Principal Lifetime 2010 Fund, Institutional Class [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTTIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.02%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.46%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.48%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[42]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.48%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 49
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	154
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	269
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 604
Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	10.90%
5 Years	rr_AverageAnnualReturnYear05	7.38%
10 Years	rr_AverageAnnualReturnYear10	6.42%
PFI Prospectus | Principal LifeTime 2010 Fund [Member] | Principal Lifetime 2010 Fund, Class R-1 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PVASX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.54%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.46%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.35%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[42]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.35%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 137
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	428
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	739
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,624
Label	rr_AverageAnnualReturnLabel	Class R-1 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	9.91%
5 Years	rr_AverageAnnualReturnYear05	6.44%
10 Years	rr_AverageAnnualReturnYear10	5.49%
PFI Prospectus | Principal LifeTime 2010 Fund [Member] | Principal Lifetime 2010 Fund, Class R-3 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTAMX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.33%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.46%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.04%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[42]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.04%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 106
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	331
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	574
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,271
Label	rr_AverageAnnualReturnLabel	Class R-3 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	10.23%
5 Years	rr_AverageAnnualReturnYear05	6.78%
10 Years	rr_AverageAnnualReturnYear10	5.82%
PFI Prospectus | Principal LifeTime 2010 Fund [Member] | Principal Lifetime 2010 Fund, Class R-4 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTASX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.29%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.46%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.85%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[42]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.85%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 87
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	271
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	471
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,049
Label	rr_AverageAnnualReturnLabel	Class R-4 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	10.44%
5 Years	rr_AverageAnnualReturnYear05	6.98%
10 Years	rr_AverageAnnualReturnYear10	6.02%
PFI Prospectus | Principal LifeTime 2010 Fund [Member] | Principal Lifetime 2010 Fund, Class R-5 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTAPX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.27%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.46%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.73%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[42]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.73%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 75
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	233
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	406
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 906
Label	rr_AverageAnnualReturnLabel	Class R-5 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	10.57%
5 Years	rr_AverageAnnualReturnYear05	7.11%
10 Years	rr_AverageAnnualReturnYear10	6.15%
PFI Prospectus | Principal LifeTime 2015 Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PRINCIPAL LIFETIME 2015 FUND
Objective [Heading]	rr_ObjectiveHeading	Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks a total return consisting of long-term growth of capital and current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
If you purchase Institutional Class shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund and each underlying fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the Fund and underlying funds. During its most recent fiscal year, the Fund's portfolio turnover rate was 31.2% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	31.20%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The asset class diversification of the Fund is designed to moderate overall price volatility. The Fund may add, remove, or substitute underlying funds at any time.
The Fund is managed with strategic or long-term asset class targets and target ranges. There is a rebalancing strategy that aligns with the target weights to identify asset classes that are either overweight or underweight. The Fund may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund or changes in market forces or Fund circumstances.
In selecting underlying funds and target weights, the Fund considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in growth and value stocks of small, medium and large market capitalization companies, fixed-income securities, domestic and foreign securities, securities denominated in foreign currencies, investment companies, securitized products, U.S. government and U.S. government-sponsored securities, and derivatives. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use futures, options, swaps (including, for example, credit default, interest rate, and currency swaps) and forwards in order to gain exposure to a variety of securities or asset classes or attempt to reduce risk.
The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. Approximately 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account's value.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Principal Risks of Investing in a Fund of Funds
Fund of Funds Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies (for example, other mutual funds or exchange-traded funds) in which the Fund invests ("underlying funds"). The Fund's selection and weighting of asset classes and allocation of investments in underlying funds may cause it to underperform other funds with a similar investment objective. The Fund's performance and risks correspond directly to the performance and risks of the underlying funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the underlying funds will achieve their investment objectives. Management of the Fund entails potential conflicts of interest: the Fund invests in affiliated underlying funds; and the Advisor and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more Fund assets to underlying funds from which they receive higher fees.
Target Date Fund Risk. A target date fund should not be selected based solely on age or retirement date because there is no guarantee that this fund will provide adequate income at or through retirement.
Principal Risks due to the Fund's Investments in Underlying Funds
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and result in disproportionate losses that may be substantially greater than a fund's initial investment.
•Credit Default Swaps. Credit default swaps involve special risks in addition to those associated with swaps generally because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). The protection “buyer” in a credit default contract may be obligated to pay the protection “seller” an up-front payment or a periodic stream of payments over the term of the contract provided generally that no credit event on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (i.e., full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. The Fund may be either the buyer or seller in the transaction.
•Forward Contracts, Futures and Swaps. These derivative instruments involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the fund and the price of the instruments; possible lack of a liquid secondary market for an instrument and the resulting inability to close it when desired; counterparty risk; and if the fund has insufficient cash, it may have to sell securities from its portfolio to meet any applicable daily variation margin requirements.
•Options. Options involve specific risks, including: imperfect correlation between the change in market value of the instruments held by the fund and the price of the options, counterparty risk, difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets), and an insufficient liquid secondary market for particular options.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer's sector or industry, or changes in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
•Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and generally increases when interest rates fall. Higher interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Redemption and Large Transaction Risk. Ownership of the fund's shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Securitized Products Risk. Investments in securitized products are subject to risks similar to traditional fixed income securities, such as credit, interest rate, liquidity, prepayment, extension, and default risk, as well as additional risks associated with the nature of the assets and the servicing of those assets. Unscheduled prepayments on securitized products may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
		U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. government.
Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com.The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest return for a quarter during the period of the bar chart above:	Q2 2020	11.02%
Lowest return for a quarter during the period of the bar chart above:	Q3 2011	(10.77)%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total ReturnsFor the periods ended December 31, 2020
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
PFI Prospectus | Principal LifeTime 2015 Fund [Member] | S&P Target Date 2015 Index [Member]
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	S&P Target Date 2015 Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	10.26%
5 Years	rr_AverageAnnualReturnYear05	7.79%
10 Years	rr_AverageAnnualReturnYear10	6.77%
PFI Prospectus | Principal LifeTime 2015 Fund [Member] | Principal LifeTime 2015 Fund, Institutional Class [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LTINX
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.02%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.49%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.51%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 52
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	164
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	285
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 640
Annual Return 2011	rr_AnnualReturn2011	0.01%
Annual Return 2012	rr_AnnualReturn2012	13.07%
Annual Return 2013	rr_AnnualReturn2013	13.51%
Annual Return 2014	rr_AnnualReturn2014	5.08%
Annual Return 2015	rr_AnnualReturn2015	(1.18%)
Annual Return 2016	rr_AnnualReturn2016	5.55%
Annual Return 2017	rr_AnnualReturn2017	13.19%
Annual Return 2018	rr_AnnualReturn2018	(4.70%)
Annual Return 2019	rr_AnnualReturn2019	16.28%
Annual Return 2020	rr_AnnualReturn2020	11.87%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.02%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.77%)
Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	11.87%
5 Years	rr_AverageAnnualReturnYear05	8.17%
10 Years	rr_AverageAnnualReturnYear10	7.04%
PFI Prospectus | Principal LifeTime 2015 Fund [Member] | Principal LifeTime 2015 Fund, Institutional Class [Member] | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	9.54%
5 Years	rr_AverageAnnualReturnYear05	5.85%
10 Years	rr_AverageAnnualReturnYear10	5.09%
PFI Prospectus | Principal LifeTime 2015 Fund [Member] | Principal LifeTime 2015 Fund, Institutional Class [Member] | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	7.10%
5 Years	rr_AverageAnnualReturnYear05	5.77%
10 Years	rr_AverageAnnualReturnYear10	5.05%
PFI Prospectus | Principal LifeTime 2015 Fund [Member] | Principal LifeTime 2015 Fund, Class R-1 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LTSGX
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.54%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.49%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.38%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 140
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	437
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	755
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,657
Label	rr_AverageAnnualReturnLabel	Class R-1 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	10.98%
5 Years	rr_AverageAnnualReturnYear05	7.25%
10 Years	rr_AverageAnnualReturnYear10	6.11%
PFI Prospectus | Principal LifeTime 2015 Fund [Member] | Principal LifeTime 2015 Fund, Class R-3 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LTAPX
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.33%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.49%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.07%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 109
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	340
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	590
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,306
Label	rr_AverageAnnualReturnLabel	Class R-3 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	11.34%
5 Years	rr_AverageAnnualReturnYear05	7.58%
10 Years	rr_AverageAnnualReturnYear10	6.44%
PFI Prospectus | Principal LifeTime 2015 Fund [Member] | Principal LifeTime 2015 Fund, Class R-4 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LTSLX
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.29%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.49%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.88%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 90
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	281
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	488
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,084
Label	rr_AverageAnnualReturnLabel	Class R-4 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	11.42%
5 Years	rr_AverageAnnualReturnYear05	7.76%
10 Years	rr_AverageAnnualReturnYear10	6.63%
PFI Prospectus | Principal LifeTime 2015 Fund [Member] | Principal LifeTime 2015 Fund, Class R-5 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LTPFX
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.27%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.49%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.76%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 78
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	243
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	422
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 942
Label	rr_AverageAnnualReturnLabel	Class R-5 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	11.68%
5 Years	rr_AverageAnnualReturnYear05	7.91%
10 Years	rr_AverageAnnualReturnYear10	6.77%
PFI Prospectus | Principal LifeTime 2020 Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PRINCIPAL LIFETIME 2020 FUND
Objective [Heading]	rr_ObjectiveHeading	Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks a total return consisting of long-term growth of capital and current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial intermediary and in “Choosing a Share Class and The Costs of Investing” beginning on page 425 of the Fund’s prospectus, Appendix B to the prospectus titled "Intermediary-Specific Sales Charge Waivers and Reductions", and “Multiple Class Structure” beginning on page 7 of the Fund’s Statement of Additional Information.
If you purchase Institutional Class shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund and each underlying fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the Fund and underlying funds. During its most recent fiscal year, the Fund's portfolio turnover rate was 21.7% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	21.70%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A Shares of Principal Funds, Inc.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	With respect to Class J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The asset class diversification of the Fund is designed to moderate overall price volatility. The Fund may add, remove, or substitute underlying funds at any time.
The Fund is managed with strategic or long-term asset class targets and target ranges. There is a rebalancing strategy that aligns with the target weights to identify asset classes that are either overweight or underweight. The Fund may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund or changes in market forces or Fund circumstances.
In selecting underlying funds and target weights, the Fund considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in growth and value stocks of small, medium, and large market capitalization companies, fixed-income securities, domestic and foreign securities, securities denominated in foreign currencies, investment companies, U.S. government and U.S. government-sponsored securities, and derivatives. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use futures, options, swaps (including, for example, credit default, interest rate, and currency swaps) and forwards in order to gain exposure to a variety of securities or asset classes or attempt to reduce risk.
The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. Approximately 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account's value.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Principal Risks of Investing in a Fund of Funds
Fund of Funds Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies (for example, other mutual funds or exchange-traded funds) in which the Fund invests ("underlying funds"). The Fund's selection and weighting of asset classes and allocation of investments in underlying funds may cause it to underperform other funds with a similar investment objective. The Fund's performance and risks correspond directly to the performance and risks of the underlying funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the underlying funds will achieve their investment objectives. Management of the Fund entails potential conflicts of interest: the Fund invests in affiliated underlying funds; and the Advisor and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more Fund assets to underlying funds from which they receive higher fees.
Target Date Fund Risk. A target date fund should not be selected based solely on age or retirement date because there is no guarantee that this fund will provide adequate income at or through retirement.
Principal Risks due to the Fund's Investments in Underlying Funds
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and result in disproportionate losses that may be substantially greater than a fund's initial investment.
•Credit Default Swaps. Credit default swaps involve special risks in addition to those associated with swaps generally because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). The protection “buyer” in a credit default contract may be obligated to pay the protection “seller” an up-front payment or a periodic stream of payments over the term of the contract provided generally that no credit event on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (i.e., full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. The Fund may be either the buyer or seller in the transaction.
•Forward Contracts, Futures and Swaps. These derivative instruments involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the fund and the price of the instruments; possible lack of a liquid secondary market for an instrument and the resulting inability to close it when desired; counterparty risk; and if the fund has insufficient cash, it may have to sell securities from its portfolio to meet any applicable daily variation margin requirements.
•Options. Options involve specific risks, including: imperfect correlation between the change in market value of the instruments held by the fund and the price of the options, counterparty risk, difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets), and an insufficient liquid secondary market for particular options.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer's sector or industry, or changes in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies.
•Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and generally increases when interest rates fall. Higher interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Redemption and Large Transaction Risk. Ownership of the fund's shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Securitized Products Risk. Investments in securitized products are subject to risks similar to traditional fixed income securities, such as credit, interest rate, liquidity, prepayment, extension, and default risk, as well as additional risks associated with the nature of the assets and the servicing of those assets. Unscheduled prepayments on securitized products may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
		U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. government.
Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com.The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns as of December 31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest return for a quarter during the period of the bar chart above:	Q2 2020	12.29%
Lowest return for a quarter during the period of the bar chart above:	Q3 2011	(12.72)%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total ReturnsFor the periods ended December 31, 2020
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only and would be different for the other share classes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.
PFI Prospectus | Principal LifeTime 2020 Fund [Member] | S&P Target Date 2020 Index [Member]
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	S&P Target Date 2020 Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	10.22%
5 Years	rr_AverageAnnualReturnYear05	8.28%
10 Years	rr_AverageAnnualReturnYear10	7.29%
PFI Prospectus | Principal LifeTime 2020 Fund [Member] | Principal LifeTime 2020 Fund, Class A [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTBAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.11%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.50%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.86%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[43]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.86%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 459
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	639
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	834
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,396
Annual Return 2011	rr_AnnualReturn2011	(1.48%)
Annual Return 2012	rr_AnnualReturn2012	14.31%
Annual Return 2013	rr_AnnualReturn2013	15.49%
Annual Return 2014	rr_AnnualReturn2014	5.21%
Annual Return 2015	rr_AnnualReturn2015	(1.53%)
Annual Return 2016	rr_AnnualReturn2016	5.41%
Annual Return 2017	rr_AnnualReturn2017	14.61%
Annual Return 2018	rr_AnnualReturn2018	(6.11%)
Annual Return 2019	rr_AnnualReturn2019	18.00%
Annual Return 2020	rr_AnnualReturn2020	12.31%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.29%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.72%)
Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	6.12%
5 Years	rr_AverageAnnualReturnYear05	7.27%
10 Years	rr_AverageAnnualReturnYear10	6.71%
PFI Prospectus | Principal LifeTime 2020 Fund [Member] | Principal LifeTime 2020 Fund, Class A [Member] | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	4.51%
5 Years	rr_AverageAnnualReturnYear05	5.43%
10 Years	rr_AverageAnnualReturnYear10	5.21%
PFI Prospectus | Principal LifeTime 2020 Fund [Member] | Principal LifeTime 2020 Fund, Class A [Member] | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	4.29%
5 Years	rr_AverageAnnualReturnYear05	5.12%
10 Years	rr_AverageAnnualReturnYear10	4.89%
PFI Prospectus | Principal LifeTime 2020 Fund [Member] | Principal LifeTime 2020 Fund, Class J [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLFJX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.04%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.50%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.69%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[43]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.69%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 170
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	221
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	384
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	859
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	70
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	221
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	384
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 859
Label	rr_AverageAnnualReturnLabel	Class J Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	11.55%
5 Years	rr_AverageAnnualReturnYear05	8.72%
10 Years	rr_AverageAnnualReturnYear10	7.46%
PFI Prospectus | Principal LifeTime 2020 Fund [Member] | Principal LifeTime 2020 Fund, Institutional Class [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLWIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.01%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.50%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.51%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[43]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.51%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 52
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	164
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	285
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 640
Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	12.70%
5 Years	rr_AverageAnnualReturnYear05	8.89%
10 Years	rr_AverageAnnualReturnYear10	7.70%
PFI Prospectus | Principal LifeTime 2020 Fund [Member] | Principal LifeTime 2020 Fund, Class R-1 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PWASX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.53%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.50%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.38%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[43]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.38%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 140
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	437
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	755
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,657
Label	rr_AverageAnnualReturnLabel	Class R-1 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	11.74%
5 Years	rr_AverageAnnualReturnYear05	7.94%
10 Years	rr_AverageAnnualReturnYear10	6.77%
PFI Prospectus | Principal LifeTime 2020 Fund [Member] | Principal LifeTime 2020 Fund, Class R-3 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTBMX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.32%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.50%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.07%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[43]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.07%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 109
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	340
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	590
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,306
Label	rr_AverageAnnualReturnLabel	Class R-3 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	12.06%
5 Years	rr_AverageAnnualReturnYear05	8.27%
10 Years	rr_AverageAnnualReturnYear10	7.11%
PFI Prospectus | Principal LifeTime 2020 Fund [Member] | Principal LifeTime 2020 Fund, Class R-4 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTBSX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.28%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.50%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.88%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[43]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.88%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 90
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	281
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	488
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,084
Label	rr_AverageAnnualReturnLabel	Class R-4 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	12.28%
5 Years	rr_AverageAnnualReturnYear05	8.47%
10 Years	rr_AverageAnnualReturnYear10	7.30%
PFI Prospectus | Principal LifeTime 2020 Fund [Member] | Principal LifeTime 2020 Fund, Class R-5 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTBPX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.26%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.50%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.76%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[43]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.76%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 78
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	243
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	422
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 942
Label	rr_AverageAnnualReturnLabel	Class R-5 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	12.48%
5 Years	rr_AverageAnnualReturnYear05	8.62%
10 Years	rr_AverageAnnualReturnYear10	7.44%
PFI Prospectus | Principal LifeTime 2025 Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PRINCIPAL LIFETIME 2025 FUND
Objective [Heading]	rr_ObjectiveHeading	Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks a total return consisting of long-term growth of capital and current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
If you purchase Institutional Class shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund and each underlying fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the Fund and underlying funds. During its most recent fiscal year, the Fund's portfolio turnover rate was 33.4% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	33.40%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The asset class diversification of the Fund is designed to moderate overall price volatility. The Fund may add, remove, or substitute underlying funds at any time.
The Fund is managed with strategic or long-term asset class targets and target ranges. There is a rebalancing strategy that aligns with the target weights to identify asset classes that are either overweight or underweight. The Fund may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund or changes in market forces or Fund circumstances.
In selecting underlying funds and target weights, the Fund considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in growth and value stocks of small, medium, and large market capitalization companies, fixed-income securities, domestic and foreign securities, securities denominated in foreign currencies, investment companies, U.S. government and U.S. government-sponsored securities, and derivatives. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use futures, options, swaps (including, for example, credit default, interest rate, and currency swaps) and forwards in order to gain exposure to a variety of securities or asset classes or attempt to reduce risk.
The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. Approximately 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account's value.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Principal Risks of Investing in a Fund of Funds
Fund of Funds Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies (for example, other mutual funds or exchange-traded funds) in which the Fund invests ("underlying funds"). The Fund's selection and weighting of asset classes and allocation of investments in underlying funds may cause it to underperform other funds with a similar investment objective. The Fund's performance and risks correspond directly to the performance and risks of the underlying funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the underlying funds will achieve their investment objectives. Management of the Fund entails potential conflicts of interest: the Fund invests in affiliated underlying funds; and the Advisor and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more Fund assets to underlying funds from which they receive higher fees.
Target Date Fund Risk. A target date fund should not be selected based solely on age or retirement date because there is no guarantee that this fund will provide adequate income at or through retirement.
Principal Risks due to the Fund's Investments in Underlying Funds
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and result in disproportionate losses that may be substantially greater than a fund's initial investment.
•Credit Default Swaps. Credit default swaps involve special risks in addition to those associated with swaps generally because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). The protection “buyer” in a credit default contract may be obligated to pay the protection “seller” an up-front payment or a periodic stream of payments over the term of the contract provided generally that no credit event on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (i.e., full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. The Fund may be either the buyer or seller in the transaction.
•Forward Contracts, Futures and Swaps. These derivative instruments involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the fund and the price of the instruments; possible lack of a liquid secondary market for an instrument and the resulting inability to close it when desired; counterparty risk; and if the fund has insufficient cash, it may have to sell securities from its portfolio to meet any applicable daily variation margin requirements.
•Options. Options involve specific risks, including: imperfect correlation between the change in market value of the instruments held by the fund and the price of the options, counterparty risk, difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets), and an insufficient liquid secondary market for particular options.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer's sector or industry, or changes in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies.
•Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and generally increases when interest rates fall. Higher interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Redemption and Large Transaction Risk. Ownership of the fund's shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Securitized Products Risk. Investments in securitized products are subject to risks similar to traditional fixed income securities, such as credit, interest rate, liquidity, prepayment, extension, and default risk, as well as additional risks associated with the nature of the assets and the servicing of those assets. Unscheduled prepayments on securitized products may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
		U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. government.
Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com.The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest return for a quarter during the period of the bar chart above:	Q2 2020	14.07%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(13.80)%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total ReturnsFor the periods ended December 31, 2020
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
PFI Prospectus | Principal LifeTime 2025 Fund [Member] | S&P Target Date 2025 Index [Member]
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	S&P Target Date 2025 Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	11.19%
5 Years	rr_AverageAnnualReturnYear05	9.08%
10 Years	rr_AverageAnnualReturnYear10	7.88%
PFI Prospectus | Principal LifeTime 2025 Fund [Member] | Principal LifeTime 2025 Fund, Institutional Class [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LTSTX
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.01%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.53%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.54%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 55
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	173
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	302
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 677
Annual Return 2011	rr_AnnualReturn2011	(1.76%)
Annual Return 2012	rr_AnnualReturn2012	15.23%
Annual Return 2013	rr_AnnualReturn2013	17.50%
Annual Return 2014	rr_AnnualReturn2014	5.87%
Annual Return 2015	rr_AnnualReturn2015	(1.17%)
Annual Return 2016	rr_AnnualReturn2016	6.02%
Annual Return 2017	rr_AnnualReturn2017	16.76%
Annual Return 2018	rr_AnnualReturn2018	(6.40%)
Annual Return 2019	rr_AnnualReturn2019	20.48%
Annual Return 2020	rr_AnnualReturn2020	13.70%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.07%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.80%)
Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	13.70%
5 Years	rr_AverageAnnualReturnYear05	9.68%
10 Years	rr_AverageAnnualReturnYear10	8.25%
PFI Prospectus | Principal LifeTime 2025 Fund [Member] | Principal LifeTime 2025 Fund, Institutional Class [Member] | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	11.97%
5 Years	rr_AverageAnnualReturnYear05	8.08%
10 Years	rr_AverageAnnualReturnYear10	6.69%
PFI Prospectus | Principal LifeTime 2025 Fund [Member] | Principal LifeTime 2025 Fund, Institutional Class [Member] | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	8.72%
5 Years	rr_AverageAnnualReturnYear05	7.22%
10 Years	rr_AverageAnnualReturnYear10	6.19%
PFI Prospectus | Principal LifeTime 2025 Fund [Member] | Principal LifeTime 2025 Fund, Class R-1 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LTSNX
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.53%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.53%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.41%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 144
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	446
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	771
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,691
Label	rr_AverageAnnualReturnLabel	Class R-1 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	12.69%
5 Years	rr_AverageAnnualReturnYear05	8.71%
10 Years	rr_AverageAnnualReturnYear10	7.30%
PFI Prospectus | Principal LifeTime 2025 Fund [Member] | Principal LifeTime 2025 Fund, Class R-3 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LTVPX
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.32%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.53%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.10%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 112
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	350
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	606
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,340
Label	rr_AverageAnnualReturnLabel	Class R-3 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	13.03%
5 Years	rr_AverageAnnualReturnYear05	9.05%
10 Years	rr_AverageAnnualReturnYear10	7.63%
PFI Prospectus | Principal LifeTime 2025 Fund [Member] | Principal LifeTime 2025 Fund, Class R-4 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LTEEX
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.28%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.53%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.91%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 93
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	290
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	504
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,120
Label	rr_AverageAnnualReturnLabel	Class R-4 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	13.35%
5 Years	rr_AverageAnnualReturnYear05	9.28%
10 Years	rr_AverageAnnualReturnYear10	7.85%
PFI Prospectus | Principal LifeTime 2025 Fund [Member] | Principal LifeTime 2025 Fund, Class R-5 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LTPDX
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.26%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.53%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.79%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 81
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	252
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	439
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 978
Label	rr_AverageAnnualReturnLabel	Class R-5 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	13.44%
5 Years	rr_AverageAnnualReturnYear05	9.41%
10 Years	rr_AverageAnnualReturnYear10	7.98%
PFI Prospectus | Principal LifeTime 2030 Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PRINCIPAL LIFETIME 2030 FUND
Objective [Heading]	rr_ObjectiveHeading	Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks a total return consisting of long-term growth of capital and current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial intermediary and in “Choosing a Share Class and The Costs of Investing” beginning on page 425 of the Fund’s prospectus, Appendix B to the prospectus titled "Intermediary-Specific Sales Charge Waivers and Reductions", and “Multiple Class Structure” beginning on page 7 of the Fund’s Statement of Additional Information.
If you purchase Institutional Class shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund and each underlying fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the Fund and underlying funds. During its most recent fiscal year, the Fund's portfolio turnover rate was 33.4% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	33.40%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of Principal Funds, Inc.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	With respect to Class J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The asset class diversification of the Fund is designed to moderate overall price volatility. The Fund may add, remove, or substitute underlying funds at any time.
The Fund is managed with strategic or long-term asset class targets and target ranges. There is a rebalancing strategy that aligns with the target weights to identify asset classes that are either overweight or underweight. The Fund may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund or changes in market forces or Fund circumstances.
In selecting underlying funds and target weights, the Fund considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in growth and value stocks of small, medium, and large market capitalization companies, fixed-income securities, domestic and foreign securities, securities denominated in foreign currencies, investment companies (including index funds), U.S. government and U.S. government-sponsored securities, and derivatives. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use futures, options, swaps (including, for example, credit default, interest rate, and currency swaps) and forwards in order to gain exposure to a variety of securities or asset classes or attempt to reduce risk.
The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. Approximately 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account's value.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Principal Risks of Investing in a Fund of Funds
Fund of Funds Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies (for example, other mutual funds or exchange-traded funds) in which the Fund invests ("underlying funds"). The Fund's selection and weighting of asset classes and allocation of investments in underlying funds may cause it to underperform other funds with a similar investment objective. The Fund's performance and risks correspond directly to the performance and risks of the underlying funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the underlying funds will achieve their investment objectives. Management of the Fund entails potential conflicts of interest: the Fund invests in affiliated underlying funds; and the Advisor and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more Fund assets to underlying funds from which they receive higher fees.
Target Date Fund Risk. A target date fund should not be selected based solely on age or retirement date because there is no guarantee that this fund will provide adequate income at or through retirement.
Principal Risks due to the Fund's Investments in Underlying Funds
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and result in disproportionate losses that may be substantially greater than a fund's initial investment.
•Credit Default Swaps. Credit default swaps involve special risks in addition to those associated with swaps generally because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). The protection “buyer” in a credit default contract may be obligated to pay the protection “seller” an up-front payment or a periodic stream of payments over the term of the contract provided generally that no credit event on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (i.e., full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. The Fund may be either the buyer or seller in the transaction.
•Forward Contracts, Futures and Swaps. These derivative instruments involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the fund and the price of the instruments; possible lack of a liquid secondary market for an instrument and the resulting inability to close it when desired; counterparty risk; and if the fund has insufficient cash, it may have to sell securities from its portfolio to meet any applicable daily variation margin requirements.
•Options. Options involve specific risks, including: imperfect correlation between the change in market value of the instruments held by the fund and the price of the options, counterparty risk, difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets), and an insufficient liquid secondary market for particular options.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer's sector or industry, or changes in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies.
•Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and generally increases when interest rates fall. Higher interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Index Fund Risk. Index funds use a passive investment approach and generally do not attempt to manage market volatility, use defensive strategies, or reduce the effect of any long-term periods of poor investment performance. Therefore, the Fund may hold securities that present risks that an investment advisor researching individual securities might seek to avoid. An index fund has operating and other expenses while an index does not. As a result, over time, index funds tend to underperform the index. The correlation between fund performance and index performance may also be affected by the type of passive investment approach used by a fund (sampling or replication), changes in securities markets, changes in the composition of the index, and the timing of purchases and sales of fund shares. Errors or delays in compiling or rebalancing the Index may impact the performance of the Fund and increase transaction costs.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Redemption and Large Transaction Risk. Ownership of the fund's shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Securitized Products Risk. Investments in securitized products are subject to risks similar to traditional fixed income securities, such as credit, interest rate, liquidity, prepayment, extension, and default risk, as well as additional risks associated with the nature of the assets and the servicing of those assets. Unscheduled prepayments on securitized products may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
		U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. government.
Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns as of December 31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest return for a quarter during the period of the bar chart above:	Q2 2020	15.42%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(15.80)%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total ReturnsFor the periods ended December 31, 2020
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only and would be different for the other share classes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.
PFI Prospectus | Principal LifeTime 2030 Fund [Member] | S&P Target Date 2030 Index [Member]
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	S&P Target Date 2030 Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	11.88%
5 Years	rr_AverageAnnualReturnYear05	9.77%
10 Years	rr_AverageAnnualReturnYear10	8.41%
PFI Prospectus | Principal LifeTime 2030 Fund [Member] | Principal LifeTime 2030 Fund, Class A [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTCAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.13%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.56%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.94%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[44]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.94%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 641
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	833
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,041
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,641
Annual Return 2011	rr_AnnualReturn2011	(2.59%)
Annual Return 2012	rr_AnnualReturn2012	15.20%
Annual Return 2013	rr_AnnualReturn2013	18.87%
Annual Return 2014	rr_AnnualReturn2014	5.52%
Annual Return 2015	rr_AnnualReturn2015	(1.29%)
Annual Return 2016	rr_AnnualReturn2016	5.41%
Annual Return 2017	rr_AnnualReturn2017	18.02%
Annual Return 2018	rr_AnnualReturn2018	(7.76%)
Annual Return 2019	rr_AnnualReturn2019	21.96%
Annual Return 2020	rr_AnnualReturn2020	14.22%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.42%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.80%)
Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	7.92%
5 Years	rr_AverageAnnualReturnYear05	8.59%
10 Years	rr_AverageAnnualReturnYear10	7.69%
PFI Prospectus | Principal LifeTime 2030 Fund [Member] | Principal LifeTime 2030 Fund, Class A [Member] | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	6.16%
5 Years	rr_AverageAnnualReturnYear05	6.98%
10 Years	rr_AverageAnnualReturnYear10	6.25%
PFI Prospectus | Principal LifeTime 2030 Fund [Member] | Principal LifeTime 2030 Fund, Class A [Member] | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	5.46%
5 Years	rr_AverageAnnualReturnYear05	6.39%
10 Years	rr_AverageAnnualReturnYear10	5.78%
PFI Prospectus | Principal LifeTime 2030 Fund [Member] | Principal LifeTime 2030 Fund, Class J [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLTJX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.05%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.56%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.76%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[44]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.76%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 178
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	243
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	422
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	942
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	78
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	243
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	422
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 942
Label	rr_AverageAnnualReturnLabel	Class J Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	13.53%
5 Years	rr_AverageAnnualReturnYear05	10.07%
10 Years	rr_AverageAnnualReturnYear10	8.45%
PFI Prospectus | Principal LifeTime 2030 Fund [Member] | Principal LifeTime 2030 Fund, Institutional Class [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMTIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.01%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.56%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.57%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[44]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.57%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 58
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	183
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	318
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 714
Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	14.71%
5 Years	rr_AverageAnnualReturnYear05	10.26%
10 Years	rr_AverageAnnualReturnYear10	8.71%
PFI Prospectus | Principal LifeTime 2030 Fund [Member] | Principal LifeTime 2030 Fund, Class R-1 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PXASX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.53%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.56%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.44%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[44]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.44%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 147
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	456
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	787
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,724
Label	rr_AverageAnnualReturnLabel	Class R-1 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	13.69%
5 Years	rr_AverageAnnualReturnYear05	9.30%
10 Years	rr_AverageAnnualReturnYear10	7.76%
PFI Prospectus | Principal LifeTime 2030 Fund [Member] | Principal LifeTime 2030 Fund, Class R-3, [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTCMX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.32%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.56%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.13%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[44]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.13%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 115
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	359
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	622
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,375
Label	rr_AverageAnnualReturnLabel	Class R-3 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	14.05%
5 Years	rr_AverageAnnualReturnYear05	9.64%
10 Years	rr_AverageAnnualReturnYear10	8.10%
PFI Prospectus | Principal LifeTime 2030 Fund [Member] | Principal LifeTime 2030 Fund, Class R-4 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTCSX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.28%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.56%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.94%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[44]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.94%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 96
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	300
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	520
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,155
Label	rr_AverageAnnualReturnLabel	Class R-4 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	14.18%
5 Years	rr_AverageAnnualReturnYear05	9.83%
10 Years	rr_AverageAnnualReturnYear10	8.30%
PFI Prospectus | Principal LifeTime 2030 Fund [Member] | Principal LifeTime 2030 Fund, Class R-5 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTCPX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.26%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.56%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.82%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[44]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.82%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 84
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	262
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	455
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,014
Label	rr_AverageAnnualReturnLabel	Class R-5 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	14.37%
5 Years	rr_AverageAnnualReturnYear05	9.97%
10 Years	rr_AverageAnnualReturnYear10	8.43%
PFI Prospectus | Principal LifeTime 2035 Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PRINCIPAL LIFETIME 2035 FUND
Objective [Heading]	rr_ObjectiveHeading	Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks a total return consisting of long-term growth of capital and current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
If you purchase Institutional Class shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund and each underlying fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the Fund and underlying funds. During its most recent fiscal year, the Fund's portfolio turnover rate was 37.1% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	37.10%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The asset class diversification of the Fund is designed to moderate overall price volatility. The Fund may add, remove, or substitute underlying funds at any time.
The Fund is managed with strategic or long-term asset class targets and target ranges. There is a rebalancing strategy that aligns with the target weights to identify asset classes that are either overweight or underweight. The Fund may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund or changes in market forces or Fund circumstances.
In selecting underlying funds and target weights, the Fund considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in growth and value stocks of small, medium, and large market capitalization companies, fixed-income securities, domestic and foreign securities, securities denominated in foreign currencies, investment companies (including index funds), U.S. government and U.S. government-sponsored securities, and derivatives. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use futures, options, swaps (including, for example, credit default, interest rate, and currency swaps) and forwards in order to gain exposure to a variety of securities or asset classes or attempt to reduce risk.
The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. Approximately 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account's value.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Principal Risks of Investing in a Fund of Funds
Fund of Funds Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies (for example, other mutual funds or exchange-traded funds) in which the Fund invests ("underlying funds"). The Fund's selection and weighting of asset classes and allocation of investments in underlying funds may cause it to underperform other funds with a similar investment objective. The Fund's performance and risks correspond directly to the performance and risks of the underlying funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the underlying funds will achieve their investment objectives. Management of the Fund entails potential conflicts of interest: the Fund invests in affiliated underlying funds; and the Advisor and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more Fund assets to underlying funds from which they receive higher fees.
Target Date Fund Risk. A target date fund should not be selected based solely on age or retirement date because there is no guarantee that this fund will provide adequate income at or through retirement.
Principal Risks due to the Fund's Investments in Underlying Funds
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and result in disproportionate losses that may be substantially greater than a fund's initial investment.
•Credit Default Swaps. Credit default swaps involve special risks in addition to those associated with swaps generally because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). The protection “buyer” in a credit default contract may be obligated to pay the protection “seller” an up-front payment or a periodic stream of payments over the term of the contract provided generally that no credit event on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (i.e., full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. The Fund may be either the buyer or seller in the transaction.
•Forward Contracts, Futures and Swaps. These derivative instruments involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the fund and the price of the instruments; possible lack of a liquid secondary market for an instrument and the resulting inability to close it when desired; counterparty risk; and if the fund has insufficient cash, it may have to sell securities from its portfolio to meet any applicable daily variation margin requirements.
•Options. Options involve specific risks, including: imperfect correlation between the change in market value of the instruments held by the fund and the price of the options, counterparty risk, difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets), and an insufficient liquid secondary market for particular options.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer's sector or industry, or changes in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies.
•Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and generally increases when interest rates fall. Higher interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Index Fund Risk. Index funds use a passive investment approach and generally do not attempt to manage market volatility, use defensive strategies, or reduce the effect of any long-term periods of poor investment performance. Therefore, the Fund may hold securities that present risks that an investment advisor researching individual securities might seek to avoid. An index fund has operating and other expenses while an index does not. As a result, over time, index funds tend to underperform the index. The correlation between fund performance and index performance may also be affected by the type of passive investment approach used by a fund (sampling or replication), changes in securities markets, changes in the composition of the index, and the timing of purchases and sales of fund shares. Errors or delays in compiling or rebalancing the Index may impact the performance of the Fund and increase transaction costs.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Redemption and Large Transaction Risk. Ownership of the fund's shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Securitized Products Risk. Investments in securitized products are subject to risks similar to traditional fixed income securities, such as credit, interest rate, liquidity, prepayment, extension, and default risk, as well as additional risks associated with the nature of the assets and the servicing of those assets. Unscheduled prepayments on securitized products may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
		U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. government.
Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com.The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest return for a quarter during the period of the bar chart above:	Q2 2020	17.13%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(17.37)%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total ReturnsDecember 31, 2020
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
PFI Prospectus | Principal LifeTime 2035 Fund [Member] | S&P Target Date 2035 Index [Member]
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	S&P Target Date 2035 Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	12.76%
5 Years	rr_AverageAnnualReturnYear05	10.46%
10 Years	rr_AverageAnnualReturnYear10	8.91%
PFI Prospectus | Principal LifeTime 2035 Fund [Member] | Principal LifeTime 2035 Fund, Institutional Class [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LTIUX
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.01%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.59%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.60%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 61
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	192
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	335
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 750
Annual Return 2011	rr_AnnualReturn2011	(2.87%)
Annual Return 2012	rr_AnnualReturn2012	16.36%
Annual Return 2013	rr_AnnualReturn2013	20.97%
Annual Return 2014	rr_AnnualReturn2014	6.15%
Annual Return 2015	rr_AnnualReturn2015	(0.79%)
Annual Return 2016	rr_AnnualReturn2016	5.33%
Annual Return 2017	rr_AnnualReturn2017	19.70%
Annual Return 2018	rr_AnnualReturn2018	(7.34%)
Annual Return 2019	rr_AnnualReturn2019	23.47%
Annual Return 2020	rr_AnnualReturn2020	15.70%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.13%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.37%)
Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	15.70%
5 Years	rr_AverageAnnualReturnYear05	10.79%
10 Years	rr_AverageAnnualReturnYear10	9.16%
PFI Prospectus | Principal LifeTime 2035 Fund [Member] | Principal LifeTime 2035 Fund, Institutional Class [Member] | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	13.97%
5 Years	rr_AverageAnnualReturnYear05	9.02%
10 Years	rr_AverageAnnualReturnYear10	7.62%
PFI Prospectus | Principal LifeTime 2035 Fund [Member] | Principal LifeTime 2035 Fund, Institutional Class [Member] | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	9.98%
5 Years	rr_AverageAnnualReturnYear05	8.07%
10 Years	rr_AverageAnnualReturnYear10	6.99%
PFI Prospectus | Principal LifeTime 2035 Fund [Member] | Principal LifeTime 2035 Fund, Class R-1 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LTANX
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.53%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.59%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.47%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 150
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	465
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	803
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,757
Label	rr_AverageAnnualReturnLabel	Class R-1 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	14.62%
5 Years	rr_AverageAnnualReturnYear05	9.82%
10 Years	rr_AverageAnnualReturnYear10	8.22%
PFI Prospectus | Principal LifeTime 2035 Fund [Member] | Principal LifeTime 2035 Fund, Class R-3 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LTAOX
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.32%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.59%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.16%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 118
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	368
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	638
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,409
Label	rr_AverageAnnualReturnLabel	Class R-3 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	15.04%
5 Years	rr_AverageAnnualReturnYear05	10.16%
10 Years	rr_AverageAnnualReturnYear10	8.55%
PFI Prospectus | Principal LifeTime 2035 Fund [Member] | Principal LifeTime 2035 Fund, Class R-4 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LTSEX
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.28%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.59%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.97%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 99
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	309
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	536
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,190
Label	rr_AverageAnnualReturnLabel	Class R-4 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	15.27%
5 Years	rr_AverageAnnualReturnYear05	10.36%
10 Years	rr_AverageAnnualReturnYear10	8.75%
PFI Prospectus | Principal LifeTime 2035 Fund [Member] | Principal LifeTime 2035 Fund, Class R-5 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LTPEX
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.26%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.59%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.85%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 87
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	271
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	471
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,049
Label	rr_AverageAnnualReturnLabel	Class R-5 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	15.36%
5 Years	rr_AverageAnnualReturnYear05	10.49%
10 Years	rr_AverageAnnualReturnYear10	8.90%
PFI Prospectus | Principal LifeTime 2040 Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PRINCIPAL LIFETIME 2040 FUND
Objective [Heading]	rr_ObjectiveHeading	Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks a total return consisting of long-term growth of capital and current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial intermediary and in “Choosing a Share Class and The Costs of Investing” beginning on page 425 of the Fund’s prospectus, Appendix B to the prospectus titled "Intermediary-Specific Sales Charge Waivers and Reductions", and “Multiple Class Structure” beginning on page 7 of the Fund’s Statement of Additional Information.
If you purchase Institutional Class shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund and each underlying fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the Fund and underlying funds. During its most recent fiscal year, the Fund's portfolio turnover rate was 32.8% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	32.80%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of Principal Funds, Inc.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	With respect to Class J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The asset class diversification of the Fund is designed to moderate overall price volatility. The Fund may add, remove, or substitute underlying funds at any time.
The Fund is managed with strategic or long-term asset class targets and target ranges. There is a rebalancing strategy that aligns with the target weights to identify asset classes that are either overweight or underweight. The Fund may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund or changes in market forces or Fund circumstances.
In selecting underlying funds and target weights, the Fund considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in growth and value stocks of small, medium, and large market capitalization companies, fixed-income securities, domestic and foreign (including those in emerging markets) securities, securities denominated in foreign currencies, investment companies (including index funds), U.S. government and U.S. government-sponsored securities, and derivatives. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use equity index futures and options in order to gain exposure to a variety of securities or asset classes or attempt to reduce risk.
The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. Approximately 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account's value.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Principal Risks of Investing in a Fund of Funds
Fund of Funds Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies (for example, other mutual funds or exchange-traded funds) in which the Fund invests ("underlying funds"). The Fund's selection and weighting of asset classes and allocation of investments in underlying funds may cause it to underperform other funds with a similar investment objective. The Fund's performance and risks correspond directly to the performance and risks of the underlying funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the underlying funds will achieve their investment objectives. Management of the Fund entails potential conflicts of interest: the Fund invests in affiliated underlying funds; and the Advisor and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more Fund assets to underlying funds from which they receive higher fees.
Target Date Fund Risk. A target date fund should not be selected based solely on age or retirement date because there is no guarantee that this fund will provide adequate income at or through retirement.
Principal Risks due to the Fund's Investments in Underlying Funds
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and result in disproportionate losses that may be substantially greater than a fund's initial investment.
•Futures. These derivative instruments involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the fund and the price of the instruments; possible lack of a liquid secondary market for an instrument and the resulting inability to close it when desired; counterparty risk; and if the fund has insufficient cash, it may have to sell securities from its portfolio to meet any applicable daily variation margin requirements.
•Options. Options involve specific risks, including: imperfect correlation between the change in market value of the instruments held by the fund and the price of the options, counterparty risk, difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets), and an insufficient liquid secondary market for particular options.
Emerging Markets Risk. Investments in emerging markets may have more risk than those in developed markets because the emerging markets are less developed and more illiquid. Emerging markets can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile. The U.S. Securities and Exchange Commission, the U.S. Department of Justice, and other U.S. authorities may be limited in their ability to pursue bad actors in emerging markets, including with respect to fraud.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer's sector or industry, or changes in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies.
•Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and generally increases when interest rates fall. Higher interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Index Fund Risk. Index funds use a passive investment approach and generally do not attempt to manage market volatility, use defensive strategies, or reduce the effect of any long-term periods of poor investment performance. Therefore, the Fund may hold securities that present risks that an investment advisor researching individual securities might seek to avoid. An index fund has operating and other expenses while an index does not. As a result, over time, index funds tend to underperform the index. The correlation between fund performance and index performance may also be affected by the type of passive investment approach used by a fund (sampling or replication), changes in securities markets, changes in the composition of the index, and the timing of purchases and sales of fund shares. Errors or delays in compiling or rebalancing the Index may impact the performance of the Fund and increase transaction costs.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Redemption and Large Transaction Risk. Ownership of the fund's shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Securitized Products Risk. Investments in securitized products are subject to risks similar to traditional fixed income securities, such as credit, interest rate, liquidity, prepayment, extension, and default risk, as well as additional risks associated with the nature of the assets and the servicing of those assets. Unscheduled prepayments on securitized products may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
		U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. government.
Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns as of December 31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest return for a quarter during the period of the bar chart above:	Q2 2020	17.96%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(18.87)%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total ReturnsFor the periods ended December 31, 2020
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only and would be different for the other share classes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.
PFI Prospectus | Principal LifeTime 2040 Fund [Member] | S&P Target Date 2040 Index [Member]
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	S&P Target Date 2040 Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	13.34%
5 Years	rr_AverageAnnualReturnYear05	10.95%
10 Years	rr_AverageAnnualReturnYear10	9.26%
PFI Prospectus | Principal LifeTime 2040 Fund [Member] | Principal LifeTime 2040 Fund, Class A [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTDAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.15%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.61%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.01%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[45]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.99%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 645
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	852
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,075
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,717
Annual Return 2011	rr_AnnualReturn2011	(3.69%)
Annual Return 2012	rr_AnnualReturn2012	16.27%
Annual Return 2013	rr_AnnualReturn2013	21.82%
Annual Return 2014	rr_AnnualReturn2014	5.76%
Annual Return 2015	rr_AnnualReturn2015	(1.14%)
Annual Return 2016	rr_AnnualReturn2016	5.03%
Annual Return 2017	rr_AnnualReturn2017	20.25%
Annual Return 2018	rr_AnnualReturn2018	(8.21%)
Annual Return 2019	rr_AnnualReturn2019	24.48%
Annual Return 2020	rr_AnnualReturn2020	15.61%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.96%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.87%)
Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	9.24%
5 Years	rr_AverageAnnualReturnYear05	9.53%
10 Years	rr_AverageAnnualReturnYear10	8.44%
PFI Prospectus | Principal LifeTime 2040 Fund [Member] | Principal LifeTime 2040 Fund, Class A [Member] | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	7.59%
5 Years	rr_AverageAnnualReturnYear05	7.80%
10 Years	rr_AverageAnnualReturnYear10	7.02%
PFI Prospectus | Principal LifeTime 2040 Fund [Member] | Principal LifeTime 2040 Fund, Class A [Member] | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	6.30%
5 Years	rr_AverageAnnualReturnYear05	7.14%
10 Years	rr_AverageAnnualReturnYear10	6.47%
PFI Prospectus | Principal LifeTime 2040 Fund [Member] | Principal LifeTime 2040 Fund, Class J [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTDJX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.06%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.61%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.82%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[45]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.82%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 184
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	262
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	455
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,014
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	84
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	262
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	455
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,014
Label	rr_AverageAnnualReturnLabel	Class J Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	14.89%
5 Years	rr_AverageAnnualReturnYear05	10.98%
10 Years	rr_AverageAnnualReturnYear10	9.16%
PFI Prospectus | Principal LifeTime 2040 Fund [Member] | Principal LifeTime 2040 Fund, Institutional Class [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTDIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.01%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.61%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.62%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[45]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.62%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 63
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	199
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	346
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 774
Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	16.04%
5 Years	rr_AverageAnnualReturnYear05	11.18%
10 Years	rr_AverageAnnualReturnYear10	9.45%
PFI Prospectus | Principal LifeTime 2040 Fund [Member] | Principal LifeTime 2040 Fund, Class R-1 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PYASX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.53%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.61%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.49%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[45]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.49%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 152
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	471
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	813
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,779
Label	rr_AverageAnnualReturnLabel	Class R-1 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	15.02%
5 Years	rr_AverageAnnualReturnYear05	10.22%
10 Years	rr_AverageAnnualReturnYear10	8.50%
PFI Prospectus | Principal LifeTime 2040 Fund [Member] | Principal LifeTime 2040 Fund, Class R-3 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTDMX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.32%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.61%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.18%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[45]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.18%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 120
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	375
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	649
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,432
Label	rr_AverageAnnualReturnLabel	Class R-3 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	15.37%
5 Years	rr_AverageAnnualReturnYear05	10.56%
10 Years	rr_AverageAnnualReturnYear10	8.83%
PFI Prospectus | Principal LifeTime 2040 Fund [Member] | Principal LifeTime 2040 Fund, Class R-4 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTDSX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.28%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.61%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.99%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[45]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.99%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	315
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	547
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,213
Label	rr_AverageAnnualReturnLabel	Class R-4 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	15.62%
5 Years	rr_AverageAnnualReturnYear05	10.78%
10 Years	rr_AverageAnnualReturnYear10	9.05%
PFI Prospectus | Principal LifeTime 2040 Fund [Member] | Principal LifeTime 2040 Fund, Class R-5 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTDPX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.26%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.61%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.87%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[45]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.87%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 89
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	278
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	482
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,073
Label	rr_AverageAnnualReturnLabel	Class R-5 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	15.71%
5 Years	rr_AverageAnnualReturnYear05	10.90%
10 Years	rr_AverageAnnualReturnYear10	9.17%
PFI Prospectus | Principal LifeTime 2045 Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PRINCIPAL LIFETIME 2045 FUND
Objective [Heading]	rr_ObjectiveHeading	Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks a total return consisting of long-term growth of capital and current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
If you purchase Institutional Class shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund and each underlying fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the Fund and underlying funds. During its most recent fiscal year, the Fund's portfolio turnover rate was 32.5% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	32.50%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The asset class diversification of the Fund is designed to moderate overall price volatility. The Fund may add, remove, or substitute underlying funds at any time.
The Fund is managed with strategic or long-term asset class targets and target ranges. There is a rebalancing strategy that aligns with the target weights to identify asset classes that are either overweight or underweight. The Fund may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund or changes in market forces or Fund circumstances.
In selecting underlying funds and target weights, the Fund considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in growth and value stocks of small, medium, and large market capitalization companies, fixed-income securities, domestic and foreign (including those in emerging markets) securities, securities denominated in foreign currencies, investment companies (including index funds), U.S. government and U.S. government-sponsored securities, and derivatives. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use equity index futures and options in order to gain exposure to a variety of securities or asset classes or attempt to reduce risk.
The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. Approximately 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account's value.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Principal Risks of Investing in a Fund of Funds
Fund of Funds Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies (for example, other mutual funds or exchange-traded funds) in which the Fund invests ("underlying funds"). The Fund's selection and weighting of asset classes and allocation of investments in underlying funds may cause it to underperform other funds with a similar investment objective. The Fund's performance and risks correspond directly to the performance and risks of the underlying funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the underlying funds will achieve their investment objectives. Management of the Fund entails potential conflicts of interest: the Fund invests in affiliated underlying funds; and the Advisor and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more Fund assets to underlying funds from which they receive higher fees.
Target Date Fund Risk. A target date fund should not be selected based solely on age or retirement date because there is no guarantee that this fund will provide adequate income at or through retirement.
Principal Risks due to the Fund's Investments in Underlying Funds
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and result in disproportionate losses that may be substantially greater than a fund's initial investment.
•Futures. These derivative instruments involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the fund and the price of the instruments; possible lack of a liquid secondary market for an instrument and the resulting inability to close it when desired; counterparty risk; and if the fund has insufficient cash, it may have to sell securities from its portfolio to meet any applicable daily variation margin requirements.
•Options. Options involve specific risks, including: imperfect correlation between the change in market value of the instruments held by the fund and the price of the options, counterparty risk, difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets), and an insufficient liquid secondary market for particular options.
Emerging Markets Risk. Investments in emerging markets may have more risk than those in developed markets because the emerging markets are less developed and more illiquid. Emerging markets can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile. The U.S. Securities and Exchange Commission, the U.S. Department of Justice, and other U.S. authorities may be limited in their ability to pursue bad actors in emerging markets, including with respect to fraud.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer's sector or industry, or changes in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies.
•Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and generally increases when interest rates fall. Higher interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Index Fund Risk. Index funds use a passive investment approach and generally do not attempt to manage market volatility, use defensive strategies, or reduce the effect of any long-term periods of poor investment performance. Therefore, the Fund may hold securities that present risks that an investment advisor researching individual securities might seek to avoid. An index fund has operating and other expenses while an index does not. As a result, over time, index funds tend to underperform the index. The correlation between fund performance and index performance may also be affected by the type of passive investment approach used by a fund (sampling or replication), changes in securities markets, changes in the composition of the index, and the timing of purchases and sales of fund shares. Errors or delays in compiling or rebalancing the Index may impact the performance of the Fund and increase transaction costs.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Redemption and Large Transaction Risk. Ownership of the fund's shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Securitized Products Risk. Investments in securitized products are subject to risks similar to traditional fixed income securities, such as credit, interest rate, liquidity, prepayment, extension, and default risk, as well as additional risks associated with the nature of the assets and the servicing of those assets. Unscheduled prepayments on securitized products may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
		U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. government.
Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com.The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest return for a quarter during the period of the bar chart above:	Q2 2020	18.90%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(19.94)%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total ReturnsFor the periods ended December 31, 2020
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
PFI Prospectus | Principal LifeTime 2045 Fund [Member] | S&P Target Date 2045 Index [Member]
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	S&P Target Date 2045 Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	13.63%
5 Years	rr_AverageAnnualReturnYear05	11.23%
10 Years	rr_AverageAnnualReturnYear10	9.48%
PFI Prospectus | Principal LifeTime 2045 Fund [Member] | Principal LifeTime 2045 Fund, Institutional Class [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LTRIX
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.01%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.63%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.64%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 65
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	205
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	357
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 798
Annual Return 2011	rr_AnnualReturn2011	(3.66%)
Annual Return 2012	rr_AnnualReturn2012	17.07%
Annual Return 2013	rr_AnnualReturn2013	23.04%
Annual Return 2014	rr_AnnualReturn2014	6.35%
Annual Return 2015	rr_AnnualReturn2015	(0.82%)
Annual Return 2016	rr_AnnualReturn2016	5.58%
Annual Return 2017	rr_AnnualReturn2017	21.39%
Annual Return 2018	rr_AnnualReturn2018	(8.31%)
Annual Return 2019	rr_AnnualReturn2019	25.79%
Annual Return 2020	rr_AnnualReturn2020	16.34%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.90%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.94%)
Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	16.34%
5 Years	rr_AverageAnnualReturnYear05	11.45%
10 Years	rr_AverageAnnualReturnYear10	9.67%
PFI Prospectus | Principal LifeTime 2045 Fund [Member] | Principal LifeTime 2045 Fund, Institutional Class [Member] | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	14.89%
5 Years	rr_AverageAnnualReturnYear05	9.90%
10 Years	rr_AverageAnnualReturnYear10	8.13%
PFI Prospectus | Principal LifeTime 2045 Fund [Member] | Principal LifeTime 2045 Fund, Institutional Class [Member] | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	10.34%
5 Years	rr_AverageAnnualReturnYear05	8.74%
10 Years	rr_AverageAnnualReturnYear10	7.36%
PFI Prospectus | Principal LifeTime 2045 Fund [Member] | Principal LifeTime 2045 Fund, Class R-1 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LTRGX
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.54%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.63%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.52%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 155
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	480
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	829
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,813
Label	rr_AverageAnnualReturnLabel	Class R-1 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	15.35%
5 Years	rr_AverageAnnualReturnYear05	10.47%
10 Years	rr_AverageAnnualReturnYear10	8.73%
PFI Prospectus | Principal LifeTime 2045 Fund [Member] | Principal LifeTime 2045 Fund, Class R-3 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LTRVX
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.33%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.63%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.21%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 123
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	384
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	665
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,466
Label	rr_AverageAnnualReturnLabel	Class R-3 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	15.72%
5 Years	rr_AverageAnnualReturnYear05	10.83%
10 Years	rr_AverageAnnualReturnYear10	9.06%
PFI Prospectus | Principal LifeTime 2045 Fund [Member] | Principal LifeTime 2045 Fund, Class R-4 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LTRLX
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.29%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.63%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.02%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 104
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	325
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	563
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,248
Label	rr_AverageAnnualReturnLabel	Class R-4 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	15.90%
5 Years	rr_AverageAnnualReturnYear05	11.04%
10 Years	rr_AverageAnnualReturnYear10	9.28%
PFI Prospectus | Principal LifeTime 2045 Fund [Member] | Principal LifeTime 2045 Fund, Class R-5 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LTRDX
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.27%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.63%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.90%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 92
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	287
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	498
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,108
Label	rr_AverageAnnualReturnLabel	Class R-5 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	16.01%
5 Years	rr_AverageAnnualReturnYear05	11.16%
10 Years	rr_AverageAnnualReturnYear10	9.40%
PFI Prospectus | Principal LifeTime 2050 Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PRINCIPAL LIFETIME 2050 FUND
Objective [Heading]	rr_ObjectiveHeading	Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks a total return consisting of long-term growth of capital and current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial intermediary and in “Choosing a Share Class and The Costs of Investing” beginning on page 425 of the Fund’s prospectus, Appendix B to the prospectus titled "Intermediary-Specific Sales Charge Waivers and Reductions", and “Multiple Class Structure” beginning on page 7 of the Fund’s Statement of Additional Information.
If you purchase Institutional Class shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund and each underlying fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the Fund and underlying funds. During its most recent fiscal year, the Fund's portfolio turnover rate was 26.9% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	26.90%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of Principal Funds, Inc.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	With respect to Class J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The asset class diversification of the Fund is designed to moderate overall price volatility. The Fund may add, remove, or substitute underlying funds at any time.
The Fund is managed with strategic or long-term asset class targets and target ranges. There is a rebalancing strategy that aligns with the target weights to identify asset classes that are either overweight or underweight. The Fund may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund or changes in market forces or Fund circumstances.
In selecting underlying funds and target weights, the Fund considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in growth and value stocks of small, medium, and large market capitalization companies, fixed-income securities, domestic and foreign (including those in emerging markets) securities, securities denominated in foreign currencies, investment companies (including index funds), securitized products, U.S. government and U.S. government-sponsored securities, and derivatives. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use equity index futures and options in order to gain exposure to a variety of securities or asset classes or attempt to reduce risk.
The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. Approximately 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account's value.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Principal Risks of Investing in a Fund of Funds
Fund of Funds Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies (for example, other mutual funds or exchange-traded funds) in which the Fund invests ("underlying funds"). The Fund's selection and weighting of asset classes and allocation of investments in underlying funds may cause it to underperform other funds with a similar investment objective. The Fund's performance and risks correspond directly to the performance and risks of the underlying funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the underlying funds will achieve their investment objectives. Management of the Fund entails potential conflicts of interest: the Fund invests in affiliated underlying funds; and the Advisor and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more Fund assets to underlying funds from which they receive higher fees.
Target Date Fund Risk. A target date fund should not be selected based solely on age or retirement date because there is no guarantee that this fund will provide adequate income at or through retirement.
Principal Risks due to the Fund's Investments in Underlying Funds
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and result in disproportionate losses that may be substantially greater than a fund's initial investment.
•Futures. These derivative instruments involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the fund and the price of the instruments; possible lack of a liquid secondary market for an instrument and the resulting inability to close it when desired; counterparty risk; and if the fund has insufficient cash, it may have to sell securities from its portfolio to meet any applicable daily variation margin requirements.
•Options. Options involve specific risks, including: imperfect correlation between the change in market value of the instruments held by the fund and the price of the options, counterparty risk, difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets), and an insufficient liquid secondary market for particular options.
Emerging Markets Risk. Investments in emerging markets may have more risk than those in developed markets because the emerging markets are less developed and more illiquid. Emerging markets can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile. The U.S. Securities and Exchange Commission, the U.S. Department of Justice, and other U.S. authorities may be limited in their ability to pursue bad actors in emerging markets, including with respect to fraud.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer's sector or industry, or changes in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies.
•Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and generally increases when interest rates fall. Higher interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Index Fund Risk. Index funds use a passive investment approach and generally do not attempt to manage market volatility, use defensive strategies, or reduce the effect of any long-term periods of poor investment performance. Therefore, the Fund may hold securities that present risks that an investment advisor researching individual securities might seek to avoid. An index fund has operating and other expenses while an index does not. As a result, over time, index funds tend to underperform the index. The correlation between fund performance and index performance may also be affected by the type of passive investment approach used by a fund (sampling or replication), changes in securities markets, changes in the composition of the index, and the timing of purchases and sales of fund shares. Errors or delays in compiling or rebalancing the Index may impact the performance of the Fund and increase transaction costs.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Redemption and Large Transaction Risk. Ownership of the fund's shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Securitized Products Risk. Investments in securitized products are subject to risks similar to traditional fixed income securities, such as credit, interest rate, liquidity, prepayment, extension, and default risk, as well as additional risks associated with the nature of the assets and the servicing of those assets. Unscheduled prepayments on securitized products may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. government.

Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns as of December 31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest return for a quarter during the period of the bar chart above:	Q2 2020	19.45%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(20.88)%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total ReturnsFor the periods ended December 31, 2020
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only and would be different for the other share classes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.
PFI Prospectus | Principal LifeTime 2050 Fund [Member] | S&P Target Date 2050 Index [Member]
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	S&P Target Date 2050 Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	13.83%
5 Years	rr_AverageAnnualReturnYear05	11.44%
10 Years	rr_AverageAnnualReturnYear10	9.67%
PFI Prospectus | Principal LifeTime 2050 Fund [Member] | Principal LifeTime 2050 Fund, Class A [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPEAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.21%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.64%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.10%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[46]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.02%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 648
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	873
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,116
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,810
Annual Return 2011	rr_AnnualReturn2011	(4.36%)
Annual Return 2012	rr_AnnualReturn2012	17.00%
Annual Return 2013	rr_AnnualReturn2013	23.37%
Annual Return 2014	rr_AnnualReturn2014	5.83%
Annual Return 2015	rr_AnnualReturn2015	(1.08%)
Annual Return 2016	rr_AnnualReturn2016	5.20%
Annual Return 2017	rr_AnnualReturn2017	21.66%
Annual Return 2018	rr_AnnualReturn2018	(9.07%)
Annual Return 2019	rr_AnnualReturn2019	26.23%
Annual Return 2020	rr_AnnualReturn2020	16.10%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.45%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.88%)
Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	9.72%
5 Years	rr_AverageAnnualReturnYear05	10.02%
10 Years	rr_AverageAnnualReturnYear10	8.83%
PFI Prospectus | Principal LifeTime 2050 Fund [Member] | Principal LifeTime 2050 Fund, Class A [Member] | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	8.33%
5 Years	rr_AverageAnnualReturnYear05	8.49%
10 Years	rr_AverageAnnualReturnYear10	7.50%
PFI Prospectus | Principal LifeTime 2050 Fund [Member] | Principal LifeTime 2050 Fund, Class A [Member] | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	6.46%
5 Years	rr_AverageAnnualReturnYear05	7.61%
10 Years	rr_AverageAnnualReturnYear10	6.81%
PFI Prospectus | Principal LifeTime 2050 Fund [Member] | Principal LifeTime 2050 Fund, Class J [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PFLJX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.10%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.64%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.89%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[46]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.89%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 191
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	284
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	493
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,096
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	91
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	284
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	493
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,096
Label	rr_AverageAnnualReturnLabel	Class J Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	15.29%
5 Years	rr_AverageAnnualReturnYear05	11.43%
10 Years	rr_AverageAnnualReturnYear10	9.46%
PFI Prospectus | Principal LifeTime 2050 Fund [Member] | Principal LifeTime 2050 Fund, Institutional Class [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPLIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.01%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.64%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.65%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[46]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.65%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 66
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	208
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	362
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 810
Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	16.56%
5 Years	rr_AverageAnnualReturnYear05	11.69%
10 Years	rr_AverageAnnualReturnYear10	9.85%
PFI Prospectus | Principal LifeTime 2050 Fund [Member] | Principal LifeTime 2050 Fund, Class R-1 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PZASX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.53%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.64%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.52%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[46]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.52%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 155
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	480
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	829
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,813
Label	rr_AverageAnnualReturnLabel	Class R-1 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	15.46%
5 Years	rr_AverageAnnualReturnYear05	10.71%
10 Years	rr_AverageAnnualReturnYear10	8.89%
PFI Prospectus | Principal LifeTime 2050 Fund [Member] | Principal LifeTime 2050 Fund, Class R-3 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTERX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.32%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.64%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.21%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[46]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.21%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 123
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	384
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	665
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,466
Label	rr_AverageAnnualReturnLabel	Class R-3 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	15.82%
5 Years	rr_AverageAnnualReturnYear05	11.06%
10 Years	rr_AverageAnnualReturnYear10	9.22%
PFI Prospectus | Principal LifeTime 2050 Fund [Member] | Principal LifeTime 2050 Fund, Class R-4 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTESX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.28%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.64%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.02%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[46]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.02%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 104
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	325
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	563
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,248
Label	rr_AverageAnnualReturnLabel	Class R-4 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	16.08%
5 Years	rr_AverageAnnualReturnYear05	11.27%
10 Years	rr_AverageAnnualReturnYear10	9.44%
PFI Prospectus | Principal LifeTime 2050 Fund [Member] | Principal LifeTime 2050 Fund, Class R-5 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTEFX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.26%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.64%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.90%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[46]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.90%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 92
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	287
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	498
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,108
Label	rr_AverageAnnualReturnLabel	Class R-5 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	16.24%
5 Years	rr_AverageAnnualReturnYear05	11.40%
10 Years	rr_AverageAnnualReturnYear10	9.57%
PFI Prospectus | Principal LifeTime 2055 Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PRINCIPAL LIFETIME 2055 FUND
Objective [Heading]	rr_ObjectiveHeading	Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks a total return consisting of long-term growth of capital and current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
If you purchase Institutional Class shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund and each underlying fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the Fund and underlying funds. During its most recent fiscal year, the Fund's portfolio turnover rate was 28.0% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	28.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The asset class diversification of the Fund is designed to moderate overall price volatility. The Fund may add, remove, or substitute underlying funds at any time.
The Fund is managed with strategic or long-term asset class targets and target ranges. There is a rebalancing strategy that aligns with the target weights to identify asset classes that are either overweight or underweight. The Fund may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund or changes in market forces or Fund circumstances.
In selecting underlying funds and target weights, the Fund considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in growth and value stocks of small, medium, and large market capitalization companies, fixed-income securities, domestic and foreign (including those in emerging markets) securities, securities denominated in foreign currencies, investment companies (including index funds), and derivatives. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use equity index futures and options in order to gain exposure to a variety of securities or asset classes or attempt to reduce risk.
The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. Approximately 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account's value.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Principal Risks of Investing in a Fund of Funds
Fund of Funds Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies (for example, other mutual funds or exchange-traded funds) in which the Fund invests ("underlying funds"). The Fund's selection and weighting of asset classes and allocation of investments in underlying funds may cause it to underperform other funds with a similar investment objective. The Fund's performance and risks correspond directly to the performance and risks of the underlying funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the underlying funds will achieve their investment objectives. Management of the Fund entails potential conflicts of interest: the Fund invests in affiliated underlying funds; and the Advisor and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more Fund assets to underlying funds from which they receive higher fees.
Target Date Fund Risk. A target date fund should not be selected based solely on age or retirement date because there is no guarantee that this fund will provide adequate income at or through retirement.
Principal Risks due to the Fund's Investments in Underlying Funds
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and result in disproportionate losses that may be substantially greater than a fund's initial investment.
•Futures. These derivative instruments involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the fund and the price of the instruments; possible lack of a liquid secondary market for an instrument and the resulting inability to close it when desired; counterparty risk; and if the fund has insufficient cash, it may have to sell securities from its portfolio to meet any applicable daily variation margin requirements.
•Options. Options involve specific risks, including: imperfect correlation between the change in market value of the instruments held by the fund and the price of the options, counterparty risk, difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets), and an insufficient liquid secondary market for particular options.
Emerging Markets Risk. Investments in emerging markets may have more risk than those in developed markets because the emerging markets are less developed and more illiquid. Emerging markets can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile. The U.S. Securities and Exchange Commission, the U.S. Department of Justice, and other U.S. authorities may be limited in their ability to pursue bad actors in emerging markets, including with respect to fraud.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer's sector or industry, or changes in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies.
•Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and generally increases when interest rates fall. Higher interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Index Fund Risk. Index funds use a passive investment approach and generally do not attempt to manage market volatility, use defensive strategies, or reduce the effect of any long-term periods of poor investment performance. Therefore, the Fund may hold securities that present risks that an investment advisor researching individual securities might seek to avoid. An index fund has operating and other expenses while an index does not. As a result, over time, index funds tend to underperform the index. The correlation between fund performance and index performance may also be affected by the type of passive investment approach used by a fund (sampling or replication), changes in securities markets, changes in the composition of the index, and the timing of purchases and sales of fund shares. Errors or delays in compiling or rebalancing the Index may impact the performance of the Fund and increase transaction costs.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Redemption and Large Transaction Risk. Ownership of the fund's shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.

Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com.The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest return for a quarter during the period of the bar chart above:	Q2 2020	19.93%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(21.46)%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total ReturnsFor the periods ended December 31, 2020
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
PFI Prospectus | Principal LifeTime 2055 Fund [Member] | S&P Target Date 2055 Index [Member]
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	S&P Target Date 2055 Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	13.83%
5 Years	rr_AverageAnnualReturnYear05	11.55%
10 Years	rr_AverageAnnualReturnYear10	9.82%
PFI Prospectus | Principal LifeTime 2055 Fund [Member] | Principal LifeTime 2055 Fund, Institutional Class [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LTFIX
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.02%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.65%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.67%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 68
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	214
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	373
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 835
Annual Return 2011	rr_AnnualReturn2011	(4.34%)
Annual Return 2012	rr_AnnualReturn2012	17.41%
Annual Return 2013	rr_AnnualReturn2013	23.79%
Annual Return 2014	rr_AnnualReturn2014	6.29%
Annual Return 2015	rr_AnnualReturn2015	(0.75%)
Annual Return 2016	rr_AnnualReturn2016	5.72%
Annual Return 2017	rr_AnnualReturn2017	22.53%
Annual Return 2018	rr_AnnualReturn2018	(9.00%)
Annual Return 2019	rr_AnnualReturn2019	27.24%
Annual Return 2020	rr_AnnualReturn2020	16.47%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.93%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.46%)
Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	16.47%
5 Years	rr_AverageAnnualReturnYear05	11.80%
10 Years	rr_AverageAnnualReturnYear10	9.86%
PFI Prospectus | Principal LifeTime 2055 Fund [Member] | Principal LifeTime 2055 Fund, Institutional Class [Member] | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	15.23%
5 Years	rr_AverageAnnualReturnYear05	10.38%
10 Years	rr_AverageAnnualReturnYear10	8.60%
PFI Prospectus | Principal LifeTime 2055 Fund [Member] | Principal LifeTime 2055 Fund, Institutional Class [Member] | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	10.32%
5 Years	rr_AverageAnnualReturnYear05	8.99%
10 Years	rr_AverageAnnualReturnYear10	7.68%
PFI Prospectus | Principal LifeTime 2055 Fund [Member] | Principal LifeTime 2055 Fund, Class R-1 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LTFGX
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.54%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.65%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.54%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 157
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	486
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	839
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,834
Label	rr_AverageAnnualReturnLabel	Class R-1 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	15.42%
5 Years	rr_AverageAnnualReturnYear05	10.83%
10 Years	rr_AverageAnnualReturnYear10	8.92%
PFI Prospectus | Principal LifeTime 2055 Fund [Member] | Principal LifeTime 2055 Fund, Class R-3 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LTFDX
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.33%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.65%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.23%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 125
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	390
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	676
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,489
Label	rr_AverageAnnualReturnLabel	Class R-3 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	15.71%
5 Years	rr_AverageAnnualReturnYear05	11.16%
10 Years	rr_AverageAnnualReturnYear10	9.24%
PFI Prospectus | Principal LifeTime 2055 Fund [Member] | Principal LifeTime 2055 Fund, Class R-4 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LTFLX
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.29%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.65%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.04%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 106
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	331
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	574
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,271
Label	rr_AverageAnnualReturnLabel	Class R-4 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	15.94%
5 Years	rr_AverageAnnualReturnYear05	11.37%
10 Years	rr_AverageAnnualReturnYear10	9.46%
PFI Prospectus | Principal LifeTime 2055 Fund [Member] | Principal LifeTime 2055 Fund, Class R-5 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LTFPX
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.27%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.65%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.92%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 94
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	293
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	509
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,131
Label	rr_AverageAnnualReturnLabel	Class R-5 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	16.17%
5 Years	rr_AverageAnnualReturnYear05	11.51%
10 Years	rr_AverageAnnualReturnYear10	9.59%
PFI Prospectus | Principal LifeTime 2060 Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PRINCIPAL LIFETIME 2060 FUND
Objective [Heading]	rr_ObjectiveHeading	Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks a total return consisting of long-term growth of capital and current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
If you purchase Institutional Class shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund and each underlying fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the Fund and underlying funds. During its most recent fiscal year, the Fund's portfolio turnover rate was 22.9% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	22.90%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	With respect to Class J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The asset class diversification of the Fund is designed to moderate overall price volatility. The Fund may add, remove, or substitute underlying funds at any time.
The Fund is managed with strategic or long-term asset class targets and target ranges. There is a rebalancing strategy that aligns with the target weights to identify asset classes that are either overweight or underweight. The Fund may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund or changes in market forces or Fund circumstances.
In selecting underlying funds and target weights, the Fund considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in growth and value stocks of small, medium, and large market capitalization companies, fixed-income securities, domestic and foreign (including those in emerging markets) securities, securities denominated in foreign currencies, investment companies (including index funds), and derivatives. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use equity index futures and options in order to gain exposure to a variety of securities or asset classes or attempt to reduce risk.
The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. Approximately 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account's value.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Principal Risks of Investing in a Fund of Funds
Fund of Funds Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies (for example, other mutual funds or exchange-traded funds) in which the Fund invests ("underlying funds"). The Fund's selection and weighting of asset classes and allocation of investments in underlying funds may cause it to underperform other funds with a similar investment objective. The Fund's performance and risks correspond directly to the performance and risks of the underlying funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the underlying funds will achieve their investment objectives. Management of the Fund entails potential conflicts of interest: the Fund invests in affiliated underlying funds; and the Advisor and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more Fund assets to underlying funds from which they receive higher fees.
Target Date Fund Risk. A target date fund should not be selected based solely on age or retirement date because there is no guarantee that this fund will provide adequate income at or through retirement.
Principal Risks due to the Fund's Investments in Underlying Funds
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and result in disproportionate losses that may be substantially greater than a fund's initial investment.
•Futures. These derivative instruments involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the fund and the price of the instruments; possible lack of a liquid secondary market for an instrument and the resulting inability to close it when desired; counterparty risk; and if the fund has insufficient cash, it may have to sell securities from its portfolio to meet any applicable daily variation margin requirements.
•Options. Options involve specific risks, including: imperfect correlation between the change in market value of the instruments held by the fund and the price of the options, counterparty risk, difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets), and an insufficient liquid secondary market for particular options.
Emerging Markets Risk. Investments in emerging markets may have more risk than those in developed markets because the emerging markets are less developed and more illiquid. Emerging markets can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile. The U.S. Securities and Exchange Commission, the U.S. Department of Justice, and other U.S. authorities may be limited in their ability to pursue bad actors in emerging markets, including with respect to fraud.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer's sector or industry, or changes in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies.
•Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and generally increases when interest rates fall. Higher interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Index Fund Risk. Index funds use a passive investment approach and generally do not attempt to manage market volatility, use defensive strategies, or reduce the effect of any long-term periods of poor investment performance. Therefore, the Fund may hold securities that present risks that an investment advisor researching individual securities might seek to avoid. An index fund has operating and other expenses while an index does not. As a result, over time, index funds tend to underperform the index. The correlation between fund performance and index performance may also be affected by the type of passive investment approach used by a fund (sampling or replication), changes in securities markets, changes in the composition of the index, and the timing of purchases and sales of fund shares. Errors or delays in compiling or rebalancing the Index may impact the performance of the Fund and increase transaction costs.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
		Redemption and Large Transaction Risk. Ownership of the fund's shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Life of Fund results are measured from the date the Fund's shares were first sold (March 1, 2013).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest return for a quarter during the period of the bar chart above:	Q2 2020	20.12%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(21.80)%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total ReturnsFor the periods ended December 31, 2020
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
PFI Prospectus | Principal LifeTime 2060 Fund [Member] | S&P Target Date 2060 Plus Index [Member]
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	S&P Target Date 2060+ Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	13.96%
5 Years	rr_AverageAnnualReturnYear05	11.70%
Since Inception	rr_AverageAnnualReturnSinceInception	10.43%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2013
PFI Prospectus | Principal LifeTime 2060 Fund [Member] | Principal LifeTime 2060 Fund, Class J [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLTAX
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.43%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.66%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.24%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[47]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.04%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 206
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	374
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	662
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,482
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	106
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	374
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	662
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,482
Label	rr_AverageAnnualReturnLabel	Class J Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	15.15%
5 Years	rr_AverageAnnualReturnYear05	11.46%
Since Inception	rr_AverageAnnualReturnSinceInception	10.24%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2013
PFI Prospectus | Principal LifeTime 2060 Fund [Member] | Principal LifeTime 2060 Fund, Institutional Class [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLTZX
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.02%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.66%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.68%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[47]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.68%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 69
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	218
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	379
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 847
Annual Return 2014	rr_AnnualReturn2014	6.15%
Annual Return 2015	rr_AnnualReturn2015	(0.80%)
Annual Return 2016	rr_AnnualReturn2016	5.68%
Annual Return 2017	rr_AnnualReturn2017	22.69%
Annual Return 2018	rr_AnnualReturn2018	(9.22%)
Annual Return 2019	rr_AnnualReturn2019	27.52%
Annual Return 2020	rr_AnnualReturn2020	16.60%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.12%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.80%)
Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	16.60%
5 Years	rr_AverageAnnualReturnYear05	11.85%
Since Inception	rr_AverageAnnualReturnSinceInception	10.60%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2013
PFI Prospectus | Principal LifeTime 2060 Fund [Member] | Principal LifeTime 2060 Fund, Institutional Class [Member] | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	15.50%
5 Years	rr_AverageAnnualReturnYear05	10.67%
Since Inception	rr_AverageAnnualReturnSinceInception	9.54%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2013
PFI Prospectus | Principal LifeTime 2060 Fund [Member] | Principal LifeTime 2060 Fund, Institutional Class [Member] | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	10.39%
5 Years	rr_AverageAnnualReturnYear05	9.17%
Since Inception	rr_AverageAnnualReturnSinceInception	8.31%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2013
PFI Prospectus | Principal LifeTime 2060 Fund [Member] | Principal LifeTime 2060 Fund, Class R-1 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLTRX
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.54%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.66%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.55%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[47]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.55%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 158
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	490
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	845
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,845
Label	rr_AverageAnnualReturnLabel	Class R-1 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	15.59%
5 Years	rr_AverageAnnualReturnYear05	10.89%
Since Inception	rr_AverageAnnualReturnSinceInception	9.67%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2013
PFI Prospectus | Principal LifeTime 2060 Fund [Member] | Principal LifeTime 2060 Fund, Class R-3 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLTCX
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.33%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.66%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.24%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[47]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.24%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 126
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	393
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	681
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,500
Label	rr_AverageAnnualReturnLabel	Class R-3 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	15.93%
5 Years	rr_AverageAnnualReturnYear05	11.23%
Since Inception	rr_AverageAnnualReturnSinceInception	10.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2013
PFI Prospectus | Principal LifeTime 2060 Fund [Member] | Principal LifeTime 2060 Fund, Class R-4 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLTMX
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.29%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.66%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.05%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[47]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.05%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 107
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	334
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	579
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,283
Label	rr_AverageAnnualReturnLabel	Class R-4 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	16.19%
5 Years	rr_AverageAnnualReturnYear05	11.44%
Since Inception	rr_AverageAnnualReturnSinceInception	10.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2013
PFI Prospectus | Principal LifeTime 2060 Fund [Member] | Principal LifeTime 2060 Fund, Class R-5 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLTOX
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.27%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.66%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.93%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[47]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.93%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 95
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	296
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	515
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,143
Label	rr_AverageAnnualReturnLabel	Class R-5 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	16.28%
5 Years	rr_AverageAnnualReturnYear05	11.55%
Since Inception	rr_AverageAnnualReturnSinceInception	10.33%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2013
PFI Prospectus | Principal LifeTime 2065 Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PRINCIPAL LIFETIME 2065 FUND
Objective [Heading]	rr_ObjectiveHeading	Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks a total return consisting of long-term growth of capital and current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
If you purchase Institutional Class shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund and each underlying fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the Fund and underlying funds. During its most recent fiscal year, the Fund's portfolio turnover rate was 55.1% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	55.10%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The asset class diversification of the Fund is designed to moderate overall price volatility. The Fund may add, remove, or substitute underlying funds at any time.
The Fund is managed with strategic or long-term asset class targets and target ranges. There is a rebalancing strategy that aligns with the target weights to identify asset classes that are either overweight or underweight. The Fund may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund or changes in market forces or Fund circumstances.
In selecting underlying funds and target weights, the Fund considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in growth and value stocks of small, medium, and large market capitalization companies, fixed-income securities, domestic and foreign (including those in emerging markets) securities, securities denominated in foreign currencies, investment companies (including index funds), and derivatives. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use equity index futures and options in order to gain exposure to a variety of securities or asset classes or attempt to reduce risk.
The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. Approximately 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account's value.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Principal Risks of Investing in a Fund of Funds
Fund of Funds Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies (for example, other mutual funds or exchange-traded funds) in which the Fund invests ("underlying funds"). The Fund's selection and weighting of asset classes and allocation of investments in underlying funds may cause it to underperform other funds with a similar investment objective. The Fund's performance and risks correspond directly to the performance and risks of the underlying funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the underlying funds will achieve their investment objectives. Management of the Fund entails potential conflicts of interest: the Fund invests in affiliated underlying funds; and the Advisor and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more Fund assets to underlying funds from which they receive higher fees.
Target Date Fund Risk. A target date fund should not be selected based solely on age or retirement date because there is no guarantee that this fund will provide adequate income at or through retirement.
Principal Risks due to the Fund's Investments in Underlying Funds
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and result in disproportionate losses that may be substantially greater than a fund's initial investment.
•Futures. These derivative instruments involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the fund and the price of the instruments; possible lack of a liquid secondary market for an instrument and the resulting inability to close it when desired; counterparty risk; and if the fund has insufficient cash, it may have to sell securities from its portfolio to meet any applicable daily variation margin requirements.
•Options. Options involve specific risks, including: imperfect correlation between the change in market value of the instruments held by the fund and the price of the options, counterparty risk, difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets), and an insufficient liquid secondary market for particular options.
Emerging Markets Risk. Investments in emerging markets may have more risk than those in developed markets because the emerging markets are less developed and more illiquid. Emerging markets can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile. The U.S. Securities and Exchange Commission, the U.S. Department of Justice, and other U.S. authorities may be limited in their ability to pursue bad actors in emerging markets, including with respect to fraud.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer's sector or industry, or changes in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies.
•Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and generally increases when interest rates fall. Higher interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Index Fund Risk. Index funds use a passive investment approach and generally do not attempt to manage market volatility, use defensive strategies, or reduce the effect of any long-term periods of poor investment performance. Therefore, the Fund may hold securities that present risks that an investment advisor researching individual securities might seek to avoid. An index fund has operating and other expenses while an index does not. As a result, over time, index funds tend to underperform the index. The correlation between fund performance and index performance may also be affected by the type of passive investment approach used by a fund (sampling or replication), changes in securities markets, changes in the composition of the index, and the timing of purchases and sales of fund shares. Errors or delays in compiling or rebalancing the Index may impact the performance of the Fund and increase transaction costs.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
		Redemption and Large Transaction Risk. Ownership of the fund's shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Life of Fund results are measured from the date the Fund's shares were first sold (September 6, 2017).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest return for a quarter during the period of the bar chart above:	Q2 2020	20.50%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(21.97)%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total ReturnsFor the periods ended December 31, 2020
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
PFI Prospectus | Principal LifeTime 2065 Fund [Member] | S&P Target Date 2060 Plus Index [Member]
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	S&P Target Date 2060+ Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	13.96%
Since Inception	rr_AverageAnnualReturnSinceInception	11.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 06, 2017
PFI Prospectus | Principal LifeTime 2065 Fund [Member] | Principal LifeTime 2065 Fund, Institutional Class [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLJIX
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.18%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.66%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.84%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[48]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.74%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 76
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	258
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	456
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,028
Annual Return 2018	rr_AnnualReturn2018	(9.36%)
Annual Return 2019	rr_AnnualReturn2019	27.35%
Annual Return 2020	rr_AnnualReturn2020	16.87%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.50%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.97%)
Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	16.87%
Since Inception	rr_AverageAnnualReturnSinceInception	11.94%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 06, 2017
PFI Prospectus | Principal LifeTime 2065 Fund [Member] | Principal LifeTime 2065 Fund, Institutional Class [Member] | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	16.11%
Since Inception	rr_AverageAnnualReturnSinceInception	10.90%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 06, 2017
PFI Prospectus | Principal LifeTime 2065 Fund [Member] | Principal LifeTime 2065 Fund, Institutional Class [Member] | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	10.37%
Since Inception	rr_AverageAnnualReturnSinceInception	9.08%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 06, 2017
PFI Prospectus | Principal LifeTime 2065 Fund [Member] | Principal LifeTime 2065 Fund, Class R-1 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLJAX
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.62%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.66%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.63%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[48]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.59%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 162
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	510
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	883
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,929
Label	rr_AverageAnnualReturnLabel	Class R-1 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	16.08%
Since Inception	rr_AverageAnnualReturnSinceInception	11.08%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 06, 2017
PFI Prospectus | Principal LifeTime 2065 Fund [Member] | Principal LifeTime 2065 Fund, Class R-3 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLJCX
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.41%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.66%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.32%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[48]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.28%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 130
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	414
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	720
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,587
Label	rr_AverageAnnualReturnLabel	Class R-3 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	16.30%
Since Inception	rr_AverageAnnualReturnSinceInception	11.39%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 06, 2017
PFI Prospectus | Principal LifeTime 2065 Fund [Member] | Principal LifeTime 2065 Fund, Class R-4 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLJDX
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.37%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.66%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.13%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[48]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.09%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 111
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	355
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	618
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,371
Label	rr_AverageAnnualReturnLabel	Class R-4 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	16.52%
Since Inception	rr_AverageAnnualReturnSinceInception	11.60%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 06, 2017
PFI Prospectus | Principal LifeTime 2065 Fund [Member] | Principal LifeTime 2065 Fund, Class R-5 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLJEX
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.35%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.66%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.01%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[48]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.97%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 99
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	318
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	554
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,233
Label	rr_AverageAnnualReturnLabel	Class R-5 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	16.56%
Since Inception	rr_AverageAnnualReturnSinceInception	11.74%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 06, 2017
PFI Prospectus | Principal LifeTime Hybrid Income Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PRINCIPAL LIFETIME HYBRID INCOME FUND
Objective [Heading]	rr_ObjectiveHeading	Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income,
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	and as a secondary objective, capital appreciation
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
If you purchase Institutional Class or Class R-6 shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund and each underlying fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the Fund and underlying funds. During its most recent fiscal year, the Fund's portfolio turnover rate was 34.6% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	34.60%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	With respect to Class J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests according to an asset allocation strategy designed for investors primarily seeking current income and secondarily capital appreciation. The Fund's asset allocation is designed for investors who are approximately 15 years beyond the normal retirement age of 65. The Fund is a fund of funds that invests in underlying funds of Principal Funds, Inc. (“PFI”), with a majority of the Fund's assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The diversification of the Fund is designed to moderate overall price volatility. The Fund may add, remove, or substitute underlying funds at any time.
The Fund is managed with strategic or long-term asset class targets and target ranges. There is a rebalancing strategy that aligns with the target weights to identify asset classes that are either overweight or underweight. The Fund may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund or changes in market forces or Fund circumstances.
In selecting underlying funds and target weights, the Fund considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in growth and value stocks of large market capitalization companies, fixed-income securities, domestic and foreign securities, securities denominated in foreign currencies, investment companies (including index funds), securitized products, U.S. government and U.S. government-sponsored securities, and derivatives. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use futures, options, swaps (including, for example, credit default, interest rate, and currency swaps) and forwards in order to gain exposure to a variety of securities or asset classes or attempt to reduce risk.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Principal Risks of Investing in a Fund of Funds
Fund of Funds Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies (for example, other mutual funds or exchange-traded funds) in which the Fund invests ("underlying funds"). The Fund's selection and weighting of asset classes and allocation of investments in underlying funds may cause it to underperform other funds with a similar investment objective. The Fund's performance and risks correspond directly to the performance and risks of the underlying funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the underlying funds will achieve their investment objectives. Management of the Fund entails potential conflicts of interest: the Fund invests in affiliated underlying funds; and the Advisor and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more Fund assets to underlying funds from which they receive higher fees.
Target Date Fund Risk. A target date fund should not be selected based solely on age or retirement date because there is no guarantee that this fund will provide adequate income at or through retirement.
Principal Risks due to the Fund's Investments in Underlying Funds
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and result in disproportionate losses that may be substantially greater than a fund's initial investment.
•Credit Default Swaps. Credit default swaps involve special risks in addition to those associated with swaps generally because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). The protection “buyer” in a credit default contract may be obligated to pay the protection “seller” an up-front payment or a periodic stream of payments over the term of the contract provided generally that no credit event on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (i.e., full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. The Fund may be either the buyer or seller in the transaction.
•Forward Contracts, Futures and Swaps. These derivative instruments involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the fund and the price of the instruments; possible lack of a liquid secondary market for an instrument and the resulting inability to close it when desired; counterparty risk; and if the fund has insufficient cash, it may have to sell securities from its portfolio to meet any applicable daily variation margin requirements.
•Options. Options involve specific risks, including: imperfect correlation between the change in market value of the instruments held by the fund and the price of the options, counterparty risk, difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets), and an insufficient liquid secondary market for particular options.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer's sector or industry, or changes in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
•Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and generally increases when interest rates fall. Higher interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Index Fund Risk. Index funds use a passive investment approach and generally do not attempt to manage market volatility, use defensive strategies, or reduce the effect of any long-term periods of poor investment performance. Therefore, the Fund may hold securities that present risks that an investment advisor researching individual securities might seek to avoid. An index fund has operating and other expenses while an index does not. As a result, over time, index funds tend to underperform the index. The correlation between fund performance and index performance may also be affected by the type of passive investment approach used by a fund (sampling or replication), changes in securities markets, changes in the composition of the index, and the timing of purchases and sales of fund shares. Errors or delays in compiling or rebalancing the Index may impact the performance of the Fund and increase transaction costs.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Redemption and Large Transaction Risk. Ownership of the fund's shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Securitized Products Risk. Investments in securitized products are subject to risks similar to traditional fixed income securities, such as credit, interest rate, liquidity, prepayment, extension, and default risk, as well as additional risks associated with the nature of the assets and the servicing of those assets. Unscheduled prepayments on securitized products may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
		U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. government.
Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Life of Fund results are measured from the date the Fund's shares were first sold (September 30, 2014).
For periods prior to the inception date of Class R-6 shares (August 24, 2015) and Class J shares (March 1, 2018), the performance shown in the table for these newer classes is that of the Fund's Institutional Class shares, adjusted to reflect the respective fees and expenses of each class. These adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares, which were first sold on September 30, 2014.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest return for a quarter during the period of the bar chart above:	Q2 2020	7.43%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(4.66)%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total ReturnsFor the periods ended December 31, 2020
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
PFI Prospectus | Principal LifeTime Hybrid Income Fund [Member] | S&P Target Date Retirement Income Index [Member]
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	S&P Target Date Retirement Income Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	8.79%
5 Years	rr_AverageAnnualReturnYear05	6.49%
Since Inception	rr_AverageAnnualReturnSinceInception	5.38%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2014
PFI Prospectus | Principal LifeTime Hybrid Income Fund [Member] | Principal LifeTime Hybrid Income Fund, Class J [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PHJFX
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.28%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.31%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.74%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[49]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.61%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 162
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	223
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	399
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	906
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	62
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	223
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	399
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 906
Label	rr_AverageAnnualReturnLabel	Class J Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	8.77%
5 Years	rr_AverageAnnualReturnYear05	5.92%
Since Inception	rr_AverageAnnualReturnSinceInception	4.88%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2018
PFI Prospectus | Principal LifeTime Hybrid Income Fund [Member] | Principal LifeTime Hybrid Income Fund, Institutional Class [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PHTFX
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.21%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.31%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.52%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[49]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.36%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 37
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	151
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	275
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 637
Annual Return 2015	rr_AnnualReturn2015	(0.05%)
Annual Return 2016	rr_AnnualReturn2016	4.69%
Annual Return 2017	rr_AnnualReturn2017	7.62%
Annual Return 2018	rr_AnnualReturn2018	(2.75%)
Annual Return 2019	rr_AnnualReturn2019	11.82%
Annual Return 2020	rr_AnnualReturn2020	10.11%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.43%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.66%)
Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	10.11%
5 Years	rr_AverageAnnualReturnYear05	6.17%
Since Inception	rr_AverageAnnualReturnSinceInception	5.13%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2014
PFI Prospectus | Principal LifeTime Hybrid Income Fund [Member] | Principal LifeTime Hybrid Income Fund, Institutional Class [Member] | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	8.13%
5 Years	rr_AverageAnnualReturnYear05	5.11%
Since Inception	rr_AverageAnnualReturnSinceInception	3.92%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2014
PFI Prospectus | Principal LifeTime Hybrid Income Fund [Member] | Principal LifeTime Hybrid Income Fund, Institutional Class [Member] | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	6.12%
5 Years	rr_AverageAnnualReturnYear05	4.38%
Since Inception	rr_AverageAnnualReturnSinceInception	3.48%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2014
PFI Prospectus | Principal LifeTime Hybrid Income Fund [Member] | Principal LifeTime Hybrid Income Fund, Class R-6 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLTYX
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.09%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.31%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.40%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[49]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.33%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 34
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	121
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	217
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 498
Label	rr_AverageAnnualReturnLabel	Class R-6 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	10.10%
5 Years	rr_AverageAnnualReturnYear05	6.21%
Since Inception	rr_AverageAnnualReturnSinceInception	5.16%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 24, 2015
PFI Prospectus | Principal LifeTime Hybrid 2015 Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PRINCIPAL LIFETIME HYBRID 2015 FUND
Objective [Heading]	rr_ObjectiveHeading	Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks a total return consisting of long-term growth of capital and current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
If you purchase Institutional Class or Class R-6 shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund and each underlying fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the Fund and underlying funds. During its most recent fiscal year, the Fund's portfolio turnover rate was 32.4% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	32.40%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	With respect to Class J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. The Fund is a fund of funds that invests in underlying funds of Principal Funds, Inc. (“PFI”), with a majority of the Fund's assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The asset class diversification of the Fund is designed to moderate overall price volatility. The Fund may add, remove, or substitute underlying funds at any time.
The Fund is managed with strategic or long-term asset class targets and target ranges. There is a rebalancing strategy that aligns with the target weights to identify asset classes that are either overweight or underweight. The Fund may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund or changes in market forces or Fund circumstances.
In selecting underlying funds and target weights, the Fund considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in growth and value stocks of small, medium and large market capitalization companies, fixed-income securities, domestic and foreign securities, securities denominated in foreign currencies, investment companies (including index funds), securitized products, U.S. government and U.S. government-sponsored securities, and derivatives. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use futures, options, swaps (including, for example, credit default, interest rate, and currency swaps) and forwards in order to gain exposure to a variety of securities or asset classes or attempt to reduce risk.
The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. Approximately 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Hybrid Income Fund. At that time, the Fund may be combined with the Principal LifeTime Hybrid Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account's value.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Principal Risks of Investing in a Fund of Funds
Fund of Funds Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies (for example, other mutual funds or exchange-traded funds) in which the Fund invests ("underlying funds"). The Fund's selection and weighting of asset classes and allocation of investments in underlying funds may cause it to underperform other funds with a similar investment objective. The Fund's performance and risks correspond directly to the performance and risks of the underlying funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the underlying funds will achieve their investment objectives. Management of the Fund entails potential conflicts of interest: the Fund invests in affiliated underlying funds; and the Advisor and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more Fund assets to underlying funds from which they receive higher fees.
Target Date Fund Risk. A target date fund should not be selected based solely on age or retirement date because there is no guarantee that this fund will provide adequate income at or through retirement.
Principal Risks due to the Fund's Investments in Underlying Funds
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and result in disproportionate losses that may be substantially greater than a fund's initial investment.
•Credit Default Swaps. Credit default swaps involve special risks in addition to those associated with swaps generally because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). The protection “buyer” in a credit default contract may be obligated to pay the protection “seller” an up-front payment or a periodic stream of payments over the term of the contract provided generally that no credit event on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (i.e., full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. The Fund may be either the buyer or seller in the transaction.
•Forward Contracts, Futures and Swaps. These derivative instruments involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the fund and the price of the instruments; possible lack of a liquid secondary market for an instrument and the resulting inability to close it when desired; counterparty risk; and if the fund has insufficient cash, it may have to sell securities from its portfolio to meet any applicable daily variation margin requirements.
•Options. Options involve specific risks, including: imperfect correlation between the change in market value of the instruments held by the fund and the price of the options, counterparty risk, difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets), and an insufficient liquid secondary market for particular options.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer's sector or industry, or changes in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
•Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and generally increases when interest rates fall. Higher interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Index Fund Risk. Index funds use a passive investment approach and generally do not attempt to manage market volatility, use defensive strategies, or reduce the effect of any long-term periods of poor investment performance. Therefore, the Fund may hold securities that present risks that an investment advisor researching individual securities might seek to avoid. An index fund has operating and other expenses while an index does not. As a result, over time, index funds tend to underperform the index. The correlation between fund performance and index performance may also be affected by the type of passive investment approach used by a fund (sampling or replication), changes in securities markets, changes in the composition of the index, and the timing of purchases and sales of fund shares. Errors or delays in compiling or rebalancing the Index may impact the performance of the Fund and increase transaction costs.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Redemption and Large Transaction Risk. Ownership of the fund's shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Securitized Products Risk. Investments in securitized products are subject to risks similar to traditional fixed income securities, such as credit, interest rate, liquidity, prepayment, extension, and default risk, as well as additional risks associated with the nature of the assets and the servicing of those assets. Unscheduled prepayments on securitized products may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
		U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. government.
Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Life of Fund results are measured from the date the Fund's shares were first sold (September 30, 2014).
For periods prior to the inception date of Class R-6 shares (August 24, 2015) and Class J shares (March 1, 2018), the performance shown in the table for these newer classes is that of the Fund's Institutional Class shares, adjusted to reflect the respective fees and expenses of each class. These adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares, which were first sold on September 30, 2014.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest return for a quarter during the period of the bar chart above:	Q2 2020	9.79%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(8.27)%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total ReturnsFor the periods ended December 31, 2020
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
PFI Prospectus | Principal LifeTime Hybrid 2015 Fund [Member] | S&P Target Date 2015 Index [Member]
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	S&P Target Date 2015 Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	10.26%
5 Years	rr_AverageAnnualReturnYear05	7.79%
Since Inception	rr_AverageAnnualReturnSinceInception	6.46%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2014
PFI Prospectus | Principal LifeTime Hybrid 2015 Fund [Member] | Principal LifeTime Hybrid 2015 Fund, Class J [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PHJMX
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.17%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.32%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.64%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[50]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.62%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 163
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	203
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	355
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	796
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	63
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	203
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	355
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 796
Label	rr_AverageAnnualReturnLabel	Class J Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	10.47%
5 Years	rr_AverageAnnualReturnYear05	7.64%
Since Inception	rr_AverageAnnualReturnSinceInception	6.29%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2018
PFI Prospectus | Principal LifeTime Hybrid 2015 Fund [Member] | Principal LifeTime Hybrid 2015 Fund, Institutional Class [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PHTMX
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.13%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.32%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.45%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[50]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.37%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 38
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	136
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	244
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 559
Annual Return 2015	rr_AnnualReturn2015	(0.47%)
Annual Return 2016	rr_AnnualReturn2016	6.37%
Annual Return 2017	rr_AnnualReturn2017	11.78%
Annual Return 2018	rr_AnnualReturn2018	(4.52%)
Annual Return 2019	rr_AnnualReturn2019	15.18%
Annual Return 2020	rr_AnnualReturn2020	11.83%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.79%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.27%)
Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	11.83%
5 Years	rr_AverageAnnualReturnYear05	7.90%
Since Inception	rr_AverageAnnualReturnSinceInception	6.55%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2014
PFI Prospectus | Principal LifeTime Hybrid 2015 Fund [Member] | Principal LifeTime Hybrid 2015 Fund, Institutional Class [Member] | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	9.92%
5 Years	rr_AverageAnnualReturnYear05	6.84%
Since Inception	rr_AverageAnnualReturnSinceInception	5.36%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2014
PFI Prospectus | Principal LifeTime Hybrid 2015 Fund [Member] | Principal LifeTime Hybrid 2015 Fund, Institutional Class [Member] | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	7.24%
5 Years	rr_AverageAnnualReturnYear05	5.81%
Since Inception	rr_AverageAnnualReturnSinceInception	4.68%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2014
PFI Prospectus | Principal LifeTime Hybrid 2015 Fund [Member] | Principal LifeTime Hybrid 2015 Fund, Class R-6 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLRRX
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.05%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.32%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.37%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[50]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.34%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 35
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	116
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	205
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 465
Label	rr_AverageAnnualReturnLabel	Class R-6 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	11.83%
5 Years	rr_AverageAnnualReturnYear05	7.94%
Since Inception	rr_AverageAnnualReturnSinceInception	6.58%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 24, 2015
PFI Prospectus | Principal LifeTime Hybrid 2020 Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PRINCIPAL LIFETIME HYBRID 2020 FUND
Objective [Heading]	rr_ObjectiveHeading	Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks a total return consisting of long-term growth of capital and current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
If you purchase Institutional Class or Class R-6 shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund and each underlying fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the Fund and underlying funds. During its most recent fiscal year, the Fund's portfolio turnover rate was 26.7% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	26.70%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	With respect to Class J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. The Fund is a fund of funds that invests in underlying funds of Principal Funds, Inc. (“PFI”), with a majority of the Fund's assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The asset class diversification of the Fund is designed to moderate overall price volatility. The Fund may add, remove, or substitute underlying funds at any time.
The Fund is managed with strategic or long-term asset class targets and target ranges. There is a rebalancing strategy that aligns with the target weights to identify asset classes that are either overweight or underweight. The Fund may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund or changes in market forces or Fund circumstances.
In selecting underlying funds and target weights, the Fund considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in growth and value stocks of small, medium, and large market capitalization companies, fixed-income securities, domestic and foreign securities, securities denominated in foreign currencies, investment companies (including index funds), securitized products, U.S. government and U.S. government-sponsored securities, and derivatives. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use futures, options, swaps (including, for example, credit default, interest rate, and currency swaps) and forwards in order to gain exposure to a variety of securities or asset classes or attempt to reduce risk.
The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. Approximately 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Hybrid Income Fund. At that time, the Fund may be combined with the Principal LifeTime Hybrid Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account's value.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Principal Risks of Investing in a Fund of Funds
Fund of Funds Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies (for example, other mutual funds or exchange-traded funds) in which the Fund invests ("underlying funds"). The Fund's selection and weighting of asset classes and allocation of investments in underlying funds may cause it to underperform other funds with a similar investment objective. The Fund's performance and risks correspond directly to the performance and risks of the underlying funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the underlying funds will achieve their investment objectives. Management of the Fund entails potential conflicts of interest: the Fund invests in affiliated underlying funds; and the Advisor and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more Fund assets to underlying funds from which they receive higher fees.
Target Date Fund Risk. A target date fund should not be selected based solely on age or retirement date because there is no guarantee that this fund will provide adequate income at or through retirement.
Principal Risks due to the Fund's Investments in Underlying Funds
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and result in disproportionate losses that may be substantially greater than a fund's initial investment.
•Credit Default Swaps. Credit default swaps involve special risks in addition to those associated with swaps generally because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). The protection “buyer” in a credit default contract may be obligated to pay the protection “seller” an up-front payment or a periodic stream of payments over the term of the contract provided generally that no credit event on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (i.e., full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. The Fund may be either the buyer or seller in the transaction.
•Forward Contracts, Futures and Swaps. These derivative instruments involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the fund and the price of the instruments; possible lack of a liquid secondary market for an instrument and the resulting inability to close it when desired; counterparty risk; and if the fund has insufficient cash, it may have to sell securities from its portfolio to meet any applicable daily variation margin requirements.
•Options. Options involve specific risks, including: imperfect correlation between the change in market value of the instruments held by the fund and the price of the options, counterparty risk, difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets), and an insufficient liquid secondary market for particular options.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer's sector or industry, or changes in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies.
•Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and generally increases when interest rates fall. Higher interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Index Fund Risk. Index funds use a passive investment approach and generally do not attempt to manage market volatility, use defensive strategies, or reduce the effect of any long-term periods of poor investment performance. Therefore, the Fund may hold securities that present risks that an investment advisor researching individual securities might seek to avoid. An index fund has operating and other expenses while an index does not. As a result, over time, index funds tend to underperform the index. The correlation between fund performance and index performance may also be affected by the type of passive investment approach used by a fund (sampling or replication), changes in securities markets, changes in the composition of the index, and the timing of purchases and sales of fund shares. Errors or delays in compiling or rebalancing the Index may impact the performance of the Fund and increase transaction costs.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Redemption and Large Transaction Risk. Ownership of the fund's shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Securitized Products Risk. Investments in securitized products are subject to risks similar to traditional fixed income securities, such as credit, interest rate, liquidity, prepayment, extension, and default risk, as well as additional risks associated with the nature of the assets and the servicing of those assets. Unscheduled prepayments on securitized products may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
		U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. government.
Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Life of Fund results are measured from the date the Fund's shares were first sold (September 30, 2014).
For periods prior to the inception date of Class R-6 shares (August 24, 2015) and Class J shares (March 1, 2018), the performance shown in the table for these newer classes is that of the Fund's Institutional Class shares, adjusted to reflect the respective fees and expenses of each class. These adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares, which were first sold on September 30, 2014.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest return for a quarter during the period of the bar chart above:	Q2 2020	11.16%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(10.35)%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total ReturnsFor the periods ended December 31, 2020
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
PFI Prospectus | Principal LifeTime Hybrid 2020 Fund [Member] | S&P Target Date 2020 Index [Member]
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	S&P Target Date 2020 Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	10.22%
5 Years	rr_AverageAnnualReturnYear05	8.28%
Since Inception	rr_AverageAnnualReturnSinceInception	6.87%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2014
PFI Prospectus | Principal LifeTime Hybrid 2020 Fund [Member] | Principal LifeTime Hybrid 2020 Fund, Class J [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PHJTX
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.08%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.32%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.55%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[51]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.55%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 156
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	176
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	307
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	689
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	56
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	176
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	307
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 689
Label	rr_AverageAnnualReturnLabel	Class J Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	11.39%
5 Years	rr_AverageAnnualReturnYear05	8.42%
Since Inception	rr_AverageAnnualReturnSinceInception	7.02%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2018
PFI Prospectus | Principal LifeTime Hybrid 2020 Fund [Member] | Principal LifeTime Hybrid 2020 Fund, Institutional Class [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PHTTX
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.08%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.32%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.40%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[51]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.37%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 38
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	125
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	221
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 502
Annual Return 2015	rr_AnnualReturn2015	(0.23%)
Annual Return 2016	rr_AnnualReturn2016	7.02%
Annual Return 2017	rr_AnnualReturn2017	13.51%
Annual Return 2018	rr_AnnualReturn2018	(5.44%)
Annual Return 2019	rr_AnnualReturn2019	17.17%
Annual Return 2020	rr_AnnualReturn2020	12.62%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.16%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.35%)
Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	12.62%
5 Years	rr_AverageAnnualReturnYear05	8.67%
Since Inception	rr_AverageAnnualReturnSinceInception	7.27%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2014
PFI Prospectus | Principal LifeTime Hybrid 2020 Fund [Member] | Principal LifeTime Hybrid 2020 Fund, Institutional Class [Member] | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	10.83%
5 Years	rr_AverageAnnualReturnYear05	7.60%
Since Inception	rr_AverageAnnualReturnSinceInception	6.08%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2014
PFI Prospectus | Principal LifeTime Hybrid 2020 Fund [Member] | Principal LifeTime Hybrid 2020 Fund, Institutional Class [Member] | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	7.78%
5 Years	rr_AverageAnnualReturnYear05	6.48%
Since Inception	rr_AverageAnnualReturnSinceInception	5.30%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2014
PFI Prospectus | Principal LifeTime Hybrid 2020 Fund [Member] | Principal LifeTime Hybrid 2020 Fund, Class R-6 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLTTX
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.02%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.32%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.34%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[51]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.34%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 35
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	109
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	191
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 431
Label	rr_AverageAnnualReturnLabel	Class R-6 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	12.66%
5 Years	rr_AverageAnnualReturnYear05	8.70%
Since Inception	rr_AverageAnnualReturnSinceInception	7.29%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 24, 2015
PFI Prospectus | Principal LifeTime Hybrid 2025 Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PRINCIPAL LIFETIME HYBRID 2025 FUND
Objective [Heading]	rr_ObjectiveHeading	Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks a total return consisting of long-term growth of capital and current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
If you purchase Institutional Class or Class R-6 shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund and each underlying fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the Fund and underlying funds. During its most recent fiscal year, the Fund's portfolio turnover rate was 18.6% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	18.60%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	With respect to Class J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. The Fund is a fund of funds that invests in underlying funds of Principal Funds, Inc. (“PFI”), with a majority of the Fund's assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The asset class diversification of the Fund is designed to moderate overall price volatility. The Fund may add, remove, or substitute underlying funds at any time.
The Fund is managed with strategic or long-term asset class targets and target ranges. There is a rebalancing strategy that aligns with the target weights to identify asset classes that are either overweight or underweight. The Fund may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund or changes in market forces or Fund circumstances.
In selecting underlying funds and target weights, the Fund considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in growth and value stocks of small, medium, and large market capitalization companies, fixed-income securities, domestic and foreign securities, securities denominated in foreign currencies, investment companies (including index funds), securitized products, U.S. government and U.S. government-sponsored securities, and derivatives. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use futures, options, swaps (including, for example, credit default, interest rate, and currency swaps) and forwards in order to gain exposure to a variety of securities or asset classes or attempt to reduce risk.
The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. Approximately 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Hybrid Income Fund. At that time, the Fund may be combined with the Principal LifeTime Hybrid Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account's value.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Principal Risks of Investing in a Fund of Funds
Fund of Funds Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies (for example, other mutual funds or exchange-traded funds) in which the Fund invests ("underlying funds"). The Fund's selection and weighting of asset classes and allocation of investments in underlying funds may cause it to underperform other funds with a similar investment objective. The Fund's performance and risks correspond directly to the performance and risks of the underlying funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the underlying funds will achieve their investment objectives. Management of the Fund entails potential conflicts of interest: the Fund invests in affiliated underlying funds; and the Advisor and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more Fund assets to underlying funds from which they receive higher fees.
Target Date Fund Risk. A target date fund should not be selected based solely on age or retirement date because there is no guarantee that this fund will provide adequate income at or through retirement.
Principal Risks due to the Fund's Investments in Underlying Funds
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and result in disproportionate losses that may be substantially greater than a fund's initial investment.
•Credit Default Swaps. Credit default swaps involve special risks in addition to those associated with swaps generally because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). The protection “buyer” in a credit default contract may be obligated to pay the protection “seller” an up-front payment or a periodic stream of payments over the term of the contract provided generally that no credit event on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (i.e., full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. The Fund may be either the buyer or seller in the transaction.
•Forward Contracts, Futures and Swaps. These derivative instruments involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the fund and the price of the instruments; possible lack of a liquid secondary market for an instrument and the resulting inability to close it when desired; counterparty risk; and if the fund has insufficient cash, it may have to sell securities from its portfolio to meet any applicable daily variation margin requirements.
•Options. Options involve specific risks, including: imperfect correlation between the change in market value of the instruments held by the fund and the price of the options, counterparty risk, difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets), and an insufficient liquid secondary market for particular options.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer's sector or industry, or changes in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies.
•Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and generally increases when interest rates fall. Higher interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Index Fund Risk. Index funds use a passive investment approach and generally do not attempt to manage market volatility, use defensive strategies, or reduce the effect of any long-term periods of poor investment performance. Therefore, the Fund may hold securities that present risks that an investment advisor researching individual securities might seek to avoid. An index fund has operating and other expenses while an index does not. As a result, over time, index funds tend to underperform the index. The correlation between fund performance and index performance may also be affected by the type of passive investment approach used by a fund (sampling or replication), changes in securities markets, changes in the composition of the index, and the timing of purchases and sales of fund shares. Errors or delays in compiling or rebalancing the Index may impact the performance of the Fund and increase transaction costs.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Redemption and Large Transaction Risk. Ownership of the fund's shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Securitized Products Risk. Investments in securitized products are subject to risks similar to traditional fixed income securities, such as credit, interest rate, liquidity, prepayment, extension, and default risk, as well as additional risks associated with the nature of the assets and the servicing of those assets. Unscheduled prepayments on securitized products may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
		U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. government.
Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Life of Fund results are measured from the date the Fund's shares were first sold (September 30, 2014).
For periods prior to the inception date of Class R-6 shares (August 24, 2015) and Class J shares (March 1, 2018), the performance shown in the table for these newer classes is that of the Fund's Institutional Class shares, adjusted to reflect the respective fees and expenses of each class. These adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares, which were first sold on September 30, 2014.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest return for a quarter during the period of the bar chart above:	Q2 2020	12.56%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(12.50)%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total ReturnsFor the periods ended December 31, 2020
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
PFI Prospectus | Principal LifeTime Hybrid 2025 Fund [Member] | S&P Target Date 2025 Index [Member]
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	S&P Target Date 2025 Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	11.19%
5 Years	rr_AverageAnnualReturnYear05	9.08%
Since Inception	rr_AverageAnnualReturnSinceInception	7.48%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2014
PFI Prospectus | Principal LifeTime Hybrid 2025 Fund [Member] | Principal LifeTime Hybrid 2025 Fund, Class J [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PHJQX
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.08%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.32%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.55%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[52]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.55%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 156
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	176
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	307
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	689
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	56
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	176
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	307
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 689
Label	rr_AverageAnnualReturnLabel	Class J Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	12.46%
5 Years	rr_AverageAnnualReturnYear05	9.18%
Since Inception	rr_AverageAnnualReturnSinceInception	7.68%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2018
PFI Prospectus | Principal LifeTime Hybrid 2025 Fund [Member] | Principal LifeTime Hybrid 2025 Fund, Institutional Class [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PHTQX
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.07%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.32%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.39%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[52]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.37%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 38
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	123
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	217
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 491
Annual Return 2015	rr_AnnualReturn2015	(0.18%)
Annual Return 2016	rr_AnnualReturn2016	7.51%
Annual Return 2017	rr_AnnualReturn2017	15.23%
Annual Return 2018	rr_AnnualReturn2018	(6.54%)
Annual Return 2019	rr_AnnualReturn2019	19.24%
Annual Return 2020	rr_AnnualReturn2020	13.61%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.56%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.50%)
Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	13.61%
5 Years	rr_AverageAnnualReturnYear05	9.42%
Since Inception	rr_AverageAnnualReturnSinceInception	7.92%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2014
PFI Prospectus | Principal LifeTime Hybrid 2025 Fund [Member] | Principal LifeTime Hybrid 2025 Fund, Institutional Class [Member] | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	11.99%
5 Years	rr_AverageAnnualReturnYear05	8.42%
Since Inception	rr_AverageAnnualReturnSinceInception	6.74%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2014
PFI Prospectus | Principal LifeTime Hybrid 2025 Fund [Member] | Principal LifeTime Hybrid 2025 Fund, Institutional Class [Member] | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	8.36%
5 Years	rr_AverageAnnualReturnYear05	7.12%
Since Inception	rr_AverageAnnualReturnSinceInception	5.84%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2014
PFI Prospectus | Principal LifeTime Hybrid 2025 Fund [Member] | Principal LifeTime Hybrid 2025 Fund, Class R-6 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLFTX
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.02%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.32%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.34%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[52]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.34%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 35
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	109
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	191
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 431
Label	rr_AverageAnnualReturnLabel	Class R-6 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	13.72%
5 Years	rr_AverageAnnualReturnYear05	9.43%
Since Inception	rr_AverageAnnualReturnSinceInception	7.95%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 24, 2015
PFI Prospectus | Principal LifeTime Hybrid 2030 Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PRINCIPAL LIFETIME HYBRID 2030 FUND
Objective [Heading]	rr_ObjectiveHeading	Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks a total return consisting of long-term growth of capital and current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
If you purchase Institutional Class or Class R-6 shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund and each underlying fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the Fund and underlying funds. During its most recent fiscal year, the Fund's portfolio turnover rate was 26.7% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	26.70%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	With respect to Class J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. The Fund is a fund of funds that invests in underlying funds of Principal Funds, Inc. (“PFI”), with a majority of the Fund's assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The asset class diversification of the Fund is designed to moderate overall price volatility. The Fund may add, remove, or substitute underlying funds at any time.
The Fund is managed with strategic or long-term asset class targets and target ranges. There is a rebalancing strategy that aligns with the target weights to identify asset classes that are either overweight or underweight. The Fund may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund or changes in market forces or Fund circumstances.
In selecting underlying funds and target weights, the Fund considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in growth and value stocks of small, medium, and large market capitalization companies, fixed-income securities, domestic and foreign securities, securities denominated in foreign currencies, investment companies (including index funds), U.S. government and U.S. government-sponsored securities, and derivatives. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use futures, options, swaps (including, for example, credit default, interest rate, and currency swaps) and forwards in order to gain exposure to a variety of securities or asset classes or attempt to reduce risk.
The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. Approximately 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Hybrid Income Fund. At that time, the Fund may be combined with the Principal LifeTime Hybrid Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account's value.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Principal Risks of Investing in a Fund of Funds
Fund of Funds Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies (for example, other mutual funds or exchange-traded funds) in which the Fund invests ("underlying funds"). The Fund's selection and weighting of asset classes and allocation of investments in underlying funds may cause it to underperform other funds with a similar investment objective. The Fund's performance and risks correspond directly to the performance and risks of the underlying funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the underlying funds will achieve their investment objectives. Management of the Fund entails potential conflicts of interest: the Fund invests in affiliated underlying funds; and the Advisor and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more Fund assets to underlying funds from which they receive higher fees.
Target Date Fund Risk. A target date fund should not be selected based solely on age or retirement date because there is no guarantee that this fund will provide adequate income at or through retirement.
Principal Risks due to the Fund's Investments in Underlying Funds
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and result in disproportionate losses that may be substantially greater than a fund's initial investment.
•Credit Default Swaps. Credit default swaps involve special risks in addition to those associated with swaps generally because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). The protection “buyer” in a credit default contract may be obligated to pay the protection “seller” an up-front payment or a periodic stream of payments over the term of the contract provided generally that no credit event on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (i.e., full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. The Fund may be either the buyer or seller in the transaction.
•Forward Contracts, Futures and Swaps. These derivative instruments involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the fund and the price of the instruments; possible lack of a liquid secondary market for an instrument and the resulting inability to close it when desired; counterparty risk; and if the fund has insufficient cash, it may have to sell securities from its portfolio to meet any applicable daily variation margin requirements.
•Options. Options involve specific risks, including: imperfect correlation between the change in market value of the instruments held by the fund and the price of the options, counterparty risk, difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets), and an insufficient liquid secondary market for particular options.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer's sector or industry, or changes in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies.
•Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and generally increases when interest rates fall. Higher interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Index Fund Risk. Index funds use a passive investment approach and generally do not attempt to manage market volatility, use defensive strategies, or reduce the effect of any long-term periods of poor investment performance. Therefore, the Fund may hold securities that present risks that an investment advisor researching individual securities might seek to avoid. An index fund has operating and other expenses while an index does not. As a result, over time, index funds tend to underperform the index. The correlation between fund performance and index performance may also be affected by the type of passive investment approach used by a fund (sampling or replication), changes in securities markets, changes in the composition of the index, and the timing of purchases and sales of fund shares. Errors or delays in compiling or rebalancing the Index may impact the performance of the Fund and increase transaction costs.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Redemption and Large Transaction Risk. Ownership of the fund's shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Securitized Products Risk. Investments in securitized products are subject to risks similar to traditional fixed income securities, such as credit, interest rate, liquidity, prepayment, extension, and default risk, as well as additional risks associated with the nature of the assets and the servicing of those assets. Unscheduled prepayments on securitized products may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
		U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. government.
Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Life of Fund results are measured from the date the Fund's shares were first sold (September 30, 2014).
For periods prior to the inception date of Class R-6 shares (August 24, 2015) and Class J shares (March 1, 2018), the performance shown in the table for these newer classes is that of the Fund's Institutional Class shares, adjusted to reflect the respective fees and expenses of each class. These adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares, which were first sold on September 30, 2014.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest return for a quarter during the period of the bar chart above:	Q2 2020	14.20%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(14.39)%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total ReturnsFor the periods ended December 31, 2020
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
PFI Prospectus | Principal LifeTime Hybrid 2030 Fund [Member] | S&P Target Date 2030 Index [Member]
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	S&P Target Date 2030 Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	11.88%
5 Years	rr_AverageAnnualReturnYear05	9.77%
Since Inception	rr_AverageAnnualReturnSinceInception	8.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2014
PFI Prospectus | Principal LifeTime Hybrid 2030 Fund [Member] | Principal LifeTime Hybrid 2030 Fund, Class J [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PHJNX
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.10%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.33%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.58%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[53]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.58%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 159
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	186
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	324
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	726
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	59
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	186
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	324
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 726
Label	rr_AverageAnnualReturnLabel	Class J Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	13.44%
5 Years	rr_AverageAnnualReturnYear05	9.85%
Since Inception	rr_AverageAnnualReturnSinceInception	8.26%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2018
PFI Prospectus | Principal LifeTime Hybrid 2030 Fund [Member] | Principal LifeTime Hybrid 2030 Fund, Institutional Class [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PHTNX
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.07%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.33%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.40%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[53]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.38%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 39
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	126
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	222
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 503
Annual Return 2015	rr_AnnualReturn2015	(0.18%)
Annual Return 2016	rr_AnnualReturn2016	7.89%
Annual Return 2017	rr_AnnualReturn2017	16.81%
Annual Return 2018	rr_AnnualReturn2018	(7.30%)
Annual Return 2019	rr_AnnualReturn2019	20.91%
Annual Return 2020	rr_AnnualReturn2020	14.73%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.20%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.39%)
Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	14.73%
5 Years	rr_AverageAnnualReturnYear05	10.14%
Since Inception	rr_AverageAnnualReturnSinceInception	8.54%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2014
PFI Prospectus | Principal LifeTime Hybrid 2030 Fund [Member] | Principal LifeTime Hybrid 2030 Fund, Institutional Class [Member] | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	13.11%
5 Years	rr_AverageAnnualReturnYear05	8.98%
Since Inception	rr_AverageAnnualReturnSinceInception	7.25%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2014
PFI Prospectus | Principal LifeTime Hybrid 2030 Fund [Member] | Principal LifeTime Hybrid 2030 Fund, Institutional Class [Member] | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	9.10%
5 Years	rr_AverageAnnualReturnYear05	7.62%
Since Inception	rr_AverageAnnualReturnSinceInception	6.28%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2014
PFI Prospectus | Principal LifeTime Hybrid 2030 Fund [Member] | Principal LifeTime Hybrid 2030 Fund, Class R-6 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLZTX
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.02%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.33%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.35%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[53]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.35%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 36
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	113
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	197
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 443
Label	rr_AverageAnnualReturnLabel	Class R-6 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	14.78%
5 Years	rr_AverageAnnualReturnYear05	10.15%
Since Inception	rr_AverageAnnualReturnSinceInception	8.54%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 24, 2015
PFI Prospectus | Principal LifeTime Hybrid 2035 Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PRINCIPAL LIFETIME HYBRID 2035 FUND
Objective [Heading]	rr_ObjectiveHeading	Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks a total return consisting of long-term growth of capital and current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
If you purchase Institutional Class or Class R-6 shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund and each underlying fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the Fund and underlying funds. During its most recent fiscal year, the Fund's portfolio turnover rate was 14.3% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	14.30%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	With respect to Class J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. The Fund is a fund of funds that invests in underlying funds of Principal Funds, Inc. (“PFI”), with a majority of the Fund's assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The asset class diversification of the Fund is designed to moderate overall price volatility. The Fund may add, remove, or substitute underlying funds at any time.
The Fund is managed with strategic or long-term asset class targets and target ranges. There is a rebalancing strategy that aligns with the target weights to identify asset classes that are either overweight or underweight. The Fund may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund or changes in market forces or Fund circumstances.
In selecting underlying funds and target weights, the Fund considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in growth and value stocks of small, medium, and large market capitalization companies, fixed-income securities, domestic and foreign securities, securities denominated in foreign currencies, investment companies (including index funds), U.S. government and U.S. government-sponsored securities, and derivatives. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use equity index futures and options in order to gain exposure to a variety of securities or asset classes or attempt to reduce risk.
The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. Approximately 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Hybrid Income Fund. At that time, the Fund may be combined with the Principal LifeTime Hybrid Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account's value.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Principal Risks of Investing in a Fund of Funds
Fund of Funds Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies (for example, other mutual funds or exchange-traded funds) in which the Fund invests ("underlying funds"). The Fund's selection and weighting of asset classes and allocation of investments in underlying funds may cause it to underperform other funds with a similar investment objective. The Fund's performance and risks correspond directly to the performance and risks of the underlying funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the underlying funds will achieve their investment objectives. Management of the Fund entails potential conflicts of interest: the Fund invests in affiliated underlying funds; and the Advisor and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more Fund assets to underlying funds from which they receive higher fees.
Target Date Fund Risk. A target date fund should not be selected based solely on age or retirement date because there is no guarantee that this fund will provide adequate income at or through retirement.
Principal Risks due to the Fund's Investments in Underlying Funds
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and result in disproportionate losses that may be substantially greater than a fund's initial investment.
•Futures. These derivative instruments involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the fund and the price of the instruments; possible lack of a liquid secondary market for an instrument and the resulting inability to close it when desired; counterparty risk; and if the fund has insufficient cash, it may have to sell securities from its portfolio to meet any applicable daily variation margin requirements.
•Options. Options involve specific risks, including: imperfect correlation between the change in market value of the instruments held by the fund and the price of the options, counterparty risk, difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets), and an insufficient liquid secondary market for particular options.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer's sector or industry, or changes in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies.
•Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and generally increases when interest rates fall. Higher interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Index Fund Risk. Index funds use a passive investment approach and generally do not attempt to manage market volatility, use defensive strategies, or reduce the effect of any long-term periods of poor investment performance. Therefore, the Fund may hold securities that present risks that an investment advisor researching individual securities might seek to avoid. An index fund has operating and other expenses while an index does not. As a result, over time, index funds tend to underperform the index. The correlation between fund performance and index performance may also be affected by the type of passive investment approach used by a fund (sampling or replication), changes in securities markets, changes in the composition of the index, and the timing of purchases and sales of fund shares. Errors or delays in compiling or rebalancing the Index may impact the performance of the Fund and increase transaction costs.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Redemption and Large Transaction Risk. Ownership of the fund's shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Securitized Products Risk. Investments in securitized products are subject to risks similar to traditional fixed income securities, such as credit, interest rate, liquidity, prepayment, extension, and default risk, as well as additional risks associated with the nature of the assets and the servicing of those assets. Unscheduled prepayments on securitized products may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
		U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. government.
Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Life of Fund results are measured from the date the Fund's shares were first sold (September 30, 2014).
For periods prior to the inception date of Class R-6 shares (August 24, 2015) and Class J shares (March 1, 2018), the performance shown in the table for these newer classes is that of the Fund's Institutional Class shares, adjusted to reflect the respective fees and expenses of each class. These adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares, which were first sold on September 30, 2014.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest return for a quarter during the period of the bar chart above:	Q2 2020	15.37%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(16.18)%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total ReturnsFor the periods ended December 31, 2020
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
PFI Prospectus | Principal LifeTime Hybrid 2035 Fund [Member] | S&P Target Date 2035 Index [Member]
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	S&P Target Date 2035 Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	12.76%
5 Years	rr_AverageAnnualReturnYear05	10.46%
Since Inception	rr_AverageAnnualReturnSinceInception	8.57%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2014
PFI Prospectus | Principal LifeTime Hybrid 2035 Fund [Member] | Principal LifeTime Hybrid 2035 Fund, Class J [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PHJJX
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.12%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.34%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.61%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[54]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.61%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 162
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	195
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	340
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	762
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	62
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	195
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	340
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 762
Label	rr_AverageAnnualReturnLabel	Class J Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	13.81%
5 Years	rr_AverageAnnualReturnYear05	10.42%
Since Inception	rr_AverageAnnualReturnSinceInception	8.73%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2018
PFI Prospectus | Principal LifeTime Hybrid 2035 Fund [Member] | Principal LifeTime Hybrid 2035 Fund, Institutional Class [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PHTJX
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.08%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.34%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.42%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[54]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.39%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 40
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	132
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	232
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 527
Annual Return 2015	rr_AnnualReturn2015	(0.19%)
Annual Return 2016	rr_AnnualReturn2016	8.31%
Annual Return 2017	rr_AnnualReturn2017	18.14%
Annual Return 2018	rr_AnnualReturn2018	(7.99%)
Annual Return 2019	rr_AnnualReturn2019	22.68%
Annual Return 2020	rr_AnnualReturn2020	15.12%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.37%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.18%)
Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	15.12%
5 Years	rr_AverageAnnualReturnYear05	10.70%
Since Inception	rr_AverageAnnualReturnSinceInception	9.01%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2014
PFI Prospectus | Principal LifeTime Hybrid 2035 Fund [Member] | Principal LifeTime Hybrid 2035 Fund, Institutional Class [Member] | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	13.71%
5 Years	rr_AverageAnnualReturnYear05	9.72%
Since Inception	rr_AverageAnnualReturnSinceInception	7.91%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2014
PFI Prospectus | Principal LifeTime Hybrid 2035 Fund [Member] | Principal LifeTime Hybrid 2035 Fund, Institutional Class [Member] | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	9.34%
5 Years	rr_AverageAnnualReturnYear05	8.22%
Since Inception	rr_AverageAnnualReturnSinceInception	6.82%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2014
PFI Prospectus | Principal LifeTime Hybrid 2035 Fund [Member] | Principal LifeTime Hybrid 2035 Fund, Class R-6 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLRTX
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.03%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.34%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.37%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[54]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.36%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 37
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	118
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	207
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 467
Label	rr_AverageAnnualReturnLabel	Class R-6 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	15.05%
5 Years	rr_AverageAnnualReturnYear05	10.74%
Since Inception	rr_AverageAnnualReturnSinceInception	9.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 24, 2015
PFI Prospectus | Principal LifeTime Hybrid 2040 Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PRINCIPAL LIFETIME HYBRID 2040 FUND
Objective [Heading]	rr_ObjectiveHeading	Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks a total return consisting of long-term growth of capital and current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
If you purchase Institutional Class or Class R-6 shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund and each underlying fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the Fund and underlying funds. During its most recent fiscal year, the Fund's portfolio turnover rate was 22.5% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	22.50%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	With respect to Class J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. The Fund is a fund of funds that invests in underlying funds of Principal Funds, Inc. (“PFI”), with a majority of the Fund's assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The asset class diversification of the Fund is designed to moderate overall price volatility. The Fund may add, remove, or substitute underlying funds at any time.
The Fund is managed with strategic or long-term asset class targets and target ranges. There is a rebalancing strategy that aligns with the target weights to identify asset classes that are either overweight or underweight. The Fund may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund or changes in market forces or Fund circumstances.
In selecting underlying funds and target weights, the Fund considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in growth and value stocks of small, medium, and large market capitalization companies, fixed-income securities, domestic and foreign (including those in emerging markets) securities, securities denominated in foreign currencies, investment companies (including index funds), U.S. government and U.S. government-sponsored securities, and derivatives. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use equity index futures and options in order to gain exposure to a variety of securities or asset classes or attempt to reduce risk.
The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. Approximately 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Hybrid Income Fund. At that time, the Fund may be combined with the Principal LifeTime Hybrid Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account's value.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Principal Risks of Investing in a Fund of Funds
Fund of Funds Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies (for example, other mutual funds or exchange-traded funds) in which the Fund invests ("underlying funds"). The Fund's selection and weighting of asset classes and allocation of investments in underlying funds may cause it to underperform other funds with a similar investment objective. The Fund's performance and risks correspond directly to the performance and risks of the underlying funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the underlying funds will achieve their investment objectives. Management of the Fund entails potential conflicts of interest: the Fund invests in affiliated underlying funds; and the Advisor and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more Fund assets to underlying funds from which they receive higher fees.
Target Date Fund Risk. A target date fund should not be selected based solely on age or retirement date because there is no guarantee that this fund will provide adequate income at or through retirement.
Principal Risks due to the Fund's Investments in Underlying Funds
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and result in disproportionate losses that may be substantially greater than a fund's initial investment.
•Futures. These derivative instruments involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the fund and the price of the instruments; possible lack of a liquid secondary market for an instrument and the resulting inability to close it when desired; counterparty risk; and if the fund has insufficient cash, it may have to sell securities from its portfolio to meet any applicable daily variation margin requirements.
•Options. Options involve specific risks, including: imperfect correlation between the change in market value of the instruments held by the fund and the price of the options, counterparty risk, difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets), and an insufficient liquid secondary market for particular options.
Emerging Markets Risk. Investments in emerging markets may have more risk than those in developed markets because the emerging markets are less developed and more illiquid. Emerging markets can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile. The U.S. Securities and Exchange Commission, the U.S. Department of Justice, and other U.S. authorities may be limited in their ability to pursue bad actors in emerging markets, including with respect to fraud.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer's sector or industry, or changes in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies.
•Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and generally increases when interest rates fall. Higher interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Index Fund Risk. Index funds use a passive investment approach and generally do not attempt to manage market volatility, use defensive strategies, or reduce the effect of any long-term periods of poor investment performance. Therefore, the Fund may hold securities that present risks that an investment advisor researching individual securities might seek to avoid. An index fund has operating and other expenses while an index does not. As a result, over time, index funds tend to underperform the index. The correlation between fund performance and index performance may also be affected by the type of passive investment approach used by a fund (sampling or replication), changes in securities markets, changes in the composition of the index, and the timing of purchases and sales of fund shares. Errors or delays in compiling or rebalancing the Index may impact the performance of the Fund and increase transaction costs.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Redemption and Large Transaction Risk. Ownership of the fund's shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Securitized Products Risk. Investments in securitized products are subject to risks similar to traditional fixed income securities, such as credit, interest rate, liquidity, prepayment, extension, and default risk, as well as additional risks associated with the nature of the assets and the servicing of those assets. Unscheduled prepayments on securitized products may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
		U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. government.
Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Life of Fund results are measured from the date the Fund's shares were first sold (September 30, 2014).
For periods prior to the inception date of Class R-6 shares (August 24, 2015) and Class J shares (March 1, 2018), the performance shown in the table for these newer classes is that of the Fund's Institutional Class shares, adjusted to reflect the respective fees and expenses of each class. These adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares, which were first sold on September 30, 2014.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest return for a quarter during the period of the bar chart above:	Q2 2020	16.41%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(17.67)%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total ReturnsFor the periods ended December 31, 2020
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
PFI Prospectus | Principal LifeTime Hybrid 2040 Fund [Member] | S&P Target Date 2040 Index [Member]
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	S&P Target Date 2040 Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	13.34%
5 Years	rr_AverageAnnualReturnYear05	10.95%
Since Inception	rr_AverageAnnualReturnSinceInception	8.94%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2014
PFI Prospectus | Principal LifeTime Hybrid 2040 Fund [Member] | Principal LifeTime Hybrid 2040 Fund, Class J [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PHJEX
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.14%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.36%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.65%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[55]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.65%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 166
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	208
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	362
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	810
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	66
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	208
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	362
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 810
Label	rr_AverageAnnualReturnLabel	Class J Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	14.07%
5 Years	rr_AverageAnnualReturnYear05	10.80%
Since Inception	rr_AverageAnnualReturnSinceInception	9.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2018
PFI Prospectus | Principal LifeTime Hybrid 2040 Fund [Member] | Principal LifeTime Hybrid 2040 Fund, Institutional Class [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLTQX
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.08%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.36%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.44%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[55]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.41%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 42
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	138
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	243
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 552
Annual Return 2015	rr_AnnualReturn2015	(0.10%)
Annual Return 2016	rr_AnnualReturn2016	8.67%
Annual Return 2017	rr_AnnualReturn2017	19.16%
Annual Return 2018	rr_AnnualReturn2018	(8.59%)
Annual Return 2019	rr_AnnualReturn2019	23.85%
Annual Return 2020	rr_AnnualReturn2020	15.40%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.41%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.67%)
Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	15.40%
5 Years	rr_AverageAnnualReturnYear05	11.09%
Since Inception	rr_AverageAnnualReturnSinceInception	9.34%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2014
PFI Prospectus | Principal LifeTime Hybrid 2040 Fund [Member] | Principal LifeTime Hybrid 2040 Fund, Institutional Class [Member] | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	14.08%
5 Years	rr_AverageAnnualReturnYear05	10.09%
Since Inception	rr_AverageAnnualReturnSinceInception	8.25%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2014
PFI Prospectus | Principal LifeTime Hybrid 2040 Fund [Member] | Principal LifeTime Hybrid 2040 Fund, Institutional Class [Member] | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	9.55%
5 Years	rr_AverageAnnualReturnYear05	8.56%
Since Inception	rr_AverageAnnualReturnSinceInception	7.12%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2014
PFI Prospectus | Principal LifeTime Hybrid 2040 Fund [Member] | Principal LifeTime Hybrid 2040 Fund, Class R-6 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLMTX
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.03%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.36%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.39%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[55]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.38%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 39
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	124
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	218
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 492
Label	rr_AverageAnnualReturnLabel	Class R-6 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	15.41%
5 Years	rr_AverageAnnualReturnYear05	11.14%
Since Inception	rr_AverageAnnualReturnSinceInception	9.38%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 24, 2015
PFI Prospectus | Principal LifeTime Hybrid 2045 Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PRINCIPAL LIFETIME HYBRID 2045 FUND
Objective [Heading]	rr_ObjectiveHeading	Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks a total return consisting of long-term growth of capital and current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
If you purchase Institutional Class or Class R-6 shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund and each underlying fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the Fund and underlying funds. During its most recent fiscal year, the Fund's portfolio turnover rate was 14.5% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	14.50%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	With respect to Class J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. The Fund is a fund of funds that invests in underlying funds of Principal Funds, Inc. (“PFI”), with a majority of the Fund's assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The asset class diversification of the Fund is designed to moderate overall price volatility. The Fund may add, remove, or substitute underlying funds at any time.
The Fund is managed with strategic or long-term asset class targets and target ranges. There is a rebalancing strategy that aligns with the target weights to identify asset classes that are either overweight or underweight. The Fund may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund or changes in market forces or Fund circumstances.
In selecting underlying funds and target weights, the Fund considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in growth and value stocks of small, medium, and large market capitalization companies, fixed-income securities, domestic and foreign (including those in emerging markets) securities, securities denominated in foreign currencies, investment companies (including index funds), U.S. government and U.S. government-sponsored securities, and derivatives. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use equity index futures and options in order to gain exposure to a variety of securities or asset classes or attempt to reduce risk.
The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. Approximately 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Hybrid Income Fund. At that time, the Fund may be combined with the Principal LifeTime Hybrid Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account's value.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Principal Risks of Investing in a Fund of Funds
Fund of Funds Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies (for example, other mutual funds or exchange-traded funds) in which the Fund invests ("underlying funds"). The Fund's selection and weighting of asset classes and allocation of investments in underlying funds may cause it to underperform other funds with a similar investment objective. The Fund's performance and risks correspond directly to the performance and risks of the underlying funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the underlying funds will achieve their investment objectives. Management of the Fund entails potential conflicts of interest: the Fund invests in affiliated underlying funds; and the Advisor and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more Fund assets to underlying funds from which they receive higher fees.
Target Date Fund Risk. A target date fund should not be selected based solely on age or retirement date because there is no guarantee that this fund will provide adequate income at or through retirement.
Principal Risks due to the Fund's Investments in Underlying Funds
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and result in disproportionate losses that may be substantially greater than a fund's initial investment.
•Futures. These derivative instruments involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the fund and the price of the instruments; possible lack of a liquid secondary market for an instrument and the resulting inability to close it when desired; counterparty risk; and if the fund has insufficient cash, it may have to sell securities from its portfolio to meet any applicable daily variation margin requirements.
•Options. Options involve specific risks, including: imperfect correlation between the change in market value of the instruments held by the fund and the price of the options, counterparty risk, difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets), and an insufficient liquid secondary market for particular options.
Emerging Markets Risk. Investments in emerging markets may have more risk than those in developed markets because the emerging markets are less developed and more illiquid. Emerging markets can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile. The U.S. Securities and Exchange Commission, the U.S. Department of Justice, and other U.S. authorities may be limited in their ability to pursue bad actors in emerging markets, including with respect to fraud.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer's sector or industry, or changes in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies.
•Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and generally increases when interest rates fall. Higher interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Index Fund Risk. Index funds use a passive investment approach and generally do not attempt to manage market volatility, use defensive strategies, or reduce the effect of any long-term periods of poor investment performance. Therefore, the Fund may hold securities that present risks that an investment advisor researching individual securities might seek to avoid. An index fund has operating and other expenses while an index does not. As a result, over time, index funds tend to underperform the index. The correlation between fund performance and index performance may also be affected by the type of passive investment approach used by a fund (sampling or replication), changes in securities markets, changes in the composition of the index, and the timing of purchases and sales of fund shares. Errors or delays in compiling or rebalancing the Index may impact the performance of the Fund and increase transaction costs.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Redemption and Large Transaction Risk. Ownership of the fund's shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Securitized Products Risk. Investments in securitized products are subject to risks similar to traditional fixed income securities, such as credit, interest rate, liquidity, prepayment, extension, and default risk, as well as additional risks associated with the nature of the assets and the servicing of those assets. Unscheduled prepayments on securitized products may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
		U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. government.
Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Life of Fund results are measured from the date the Fund's shares were first sold (September 30, 2014).
For periods prior to the inception date of Class R-6 shares (August 24, 2015) and Class J shares (March 1, 2018), the performance shown in the table for these newer classes is that of the Fund's Institutional Class shares, adjusted to reflect the respective fees and expenses of each class. These adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares, which were first sold on September 30, 2014.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest return for a quarter during the period of the bar chart above:	Q2 2020	17.28%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(18.83)%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total ReturnsFor the periods ended December 31, 2020
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
PFI Prospectus | Principal LifeTime Hybrid 2045 Fund [Member] | S&P Target Date 2045 Index [Member]
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	S&P Target Date 2045 Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	13.63%
5 Years	rr_AverageAnnualReturnYear05	11.23%
Since Inception	rr_AverageAnnualReturnSinceInception	9.16%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2014
PFI Prospectus | Principal LifeTime Hybrid 2045 Fund [Member] | Principal LifeTime Hybrid 2045 Fund, Class J [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PHJYX
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.20%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.37%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.72%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[56]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.67%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 168
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	225
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	396
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	890
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	68
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	225
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	396
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 890
Label	rr_AverageAnnualReturnLabel	Class J Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	14.49%
5 Years	rr_AverageAnnualReturnYear05	11.15%
Since Inception	rr_AverageAnnualReturnSinceInception	9.29%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2018
PFI Prospectus | Principal LifeTime Hybrid 2045 Fund [Member] | Principal LifeTime Hybrid 2045 Fund, Institutional Class [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PHTYX
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.10%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.37%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.47%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[56]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.42%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 43
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	146
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	258
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 587
Annual Return 2015	rr_AnnualReturn2015	(0.40%)
Annual Return 2016	rr_AnnualReturn2016	9.06%
Annual Return 2017	rr_AnnualReturn2017	19.82%
Annual Return 2018	rr_AnnualReturn2018	(9.06%)
Annual Return 2019	rr_AnnualReturn2019	24.78%
Annual Return 2020	rr_AnnualReturn2020	15.77%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.28%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.83%)
Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	15.77%
5 Years	rr_AverageAnnualReturnYear05	11.42%
Since Inception	rr_AverageAnnualReturnSinceInception	9.56%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2014
PFI Prospectus | Principal LifeTime Hybrid 2045 Fund [Member] | Principal LifeTime Hybrid 2045 Fund, Institutional Class [Member] | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	14.63%
5 Years	rr_AverageAnnualReturnYear05	10.50%
Since Inception	rr_AverageAnnualReturnSinceInception	8.54%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2014
PFI Prospectus | Principal LifeTime Hybrid 2045 Fund [Member] | Principal LifeTime Hybrid 2045 Fund, Institutional Class [Member] | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	9.78%
5 Years	rr_AverageAnnualReturnYear05	8.87%
Since Inception	rr_AverageAnnualReturnSinceInception	7.34%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2014
PFI Prospectus | Principal LifeTime Hybrid 2045 Fund [Member] | Principal LifeTime Hybrid 2045 Fund, Class R-6 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLNTX
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.04%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.37%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.41%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[56]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.39%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 40
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	130
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	228
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 516
Label	rr_AverageAnnualReturnLabel	Class R-6 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	15.87%
5 Years	rr_AverageAnnualReturnYear05	11.46%
Since Inception	rr_AverageAnnualReturnSinceInception	9.59%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 24, 2015
PFI Prospectus | Principal LifeTime Hybrid 2050 Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PRINCIPAL LIFETIME HYBRID 2050 FUND
Objective [Heading]	rr_ObjectiveHeading	Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks a total return consisting of long-term growth of capital and current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
If you purchase Institutional Class or Class R-6 shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund and each underlying fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the Fund and underlying funds. During its most recent fiscal year, the Fund's portfolio turnover rate was 26.5% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	26.50%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	With respect to Class J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. The Fund is a fund of funds that invests in underlying funds of Principal Funds, Inc. (“PFI”), with a majority of the Fund's assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The asset class diversification of the Fund is designed to moderate overall price volatility. The Fund may add, remove, or substitute underlying funds at any time.
The Fund is managed with strategic or long-term asset class targets and target ranges. There is a rebalancing strategy that aligns with the target weights to identify asset classes that are either overweight or underweight. The Fund may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund or changes in market forces or Fund circumstances.
In selecting underlying funds and target weights, the Fund considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in growth and value stocks of small, medium, and large market capitalization companies, fixed-income securities, domestic and foreign (including those in emerging markets) securities, securities denominated in foreign currencies, investment companies (including index funds), securitized products, U.S. government and U.S. government-sponsored securities, and derivatives. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use equity index futures and options in order to gain exposure to a variety of securities or asset classes or attempt to reduce risk.
The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. Approximately 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Hybrid Income Fund. At that time, the Fund may be combined with the Principal LifeTime Hybrid Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account's value.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Principal Risks of Investing in a Fund of Funds
Fund of Funds Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies (for example, other mutual funds or exchange-traded funds) in which the Fund invests ("underlying funds"). The Fund's selection and weighting of asset classes and allocation of investments in underlying funds may cause it to underperform other funds with a similar investment objective. The Fund's performance and risks correspond directly to the performance and risks of the underlying funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the underlying funds will achieve their investment objectives. Management of the Fund entails potential conflicts of interest: the Fund invests in affiliated underlying funds; and the Advisor and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more Fund assets to underlying funds from which they receive higher fees.
Target Date Fund Risk. A target date fund should not be selected based solely on age or retirement date because there is no guarantee that this fund will provide adequate income at or through retirement.
Principal Risks due to the Fund's Investments in Underlying Funds
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and result in disproportionate losses that may be substantially greater than a fund's initial investment.
•Futures. These derivative instruments involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the fund and the price of the instruments; possible lack of a liquid secondary market for an instrument and the resulting inability to close it when desired; counterparty risk; and if the fund has insufficient cash, it may have to sell securities from its portfolio to meet any applicable daily variation margin requirements.
•Options. Options involve specific risks, including: imperfect correlation between the change in market value of the instruments held by the fund and the price of the options, counterparty risk, difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets), and an insufficient liquid secondary market for particular options.
Emerging Markets Risk. Investments in emerging markets may have more risk than those in developed markets because the emerging markets are less developed and more illiquid. Emerging markets can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile. The U.S. Securities and Exchange Commission, the U.S. Department of Justice, and other U.S. authorities may be limited in their ability to pursue bad actors in emerging markets, including with respect to fraud.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer's sector or industry, or changes in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
•Smaller Companies. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies.
•Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and generally increases when interest rates fall. Higher interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Index Fund Risk. Index funds use a passive investment approach and generally do not attempt to manage market volatility, use defensive strategies, or reduce the effect of any long-term periods of poor investment performance. Therefore, the Fund may hold securities that present risks that an investment advisor researching individual securities might seek to avoid. An index fund has operating and other expenses while an index does not. As a result, over time, index funds tend to underperform the index. The correlation between fund performance and index performance may also be affected by the type of passive investment approach used by a fund (sampling or replication), changes in securities markets, changes in the composition of the index, and the timing of purchases and sales of fund shares. Errors or delays in compiling or rebalancing the Index may impact the performance of the Fund and increase transaction costs.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Redemption and Large Transaction Risk. Ownership of the fund's shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Securitized Products Risk. Investments in securitized products are subject to risks similar to traditional fixed income securities, such as credit, interest rate, liquidity, prepayment, extension, and default risk, as well as additional risks associated with the nature of the assets and the servicing of those assets. Unscheduled prepayments on securitized products may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. government.

Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Life of Fund results are measured from the date the Fund's shares were first sold (September 30, 2014).
For periods prior to the inception date of Class R-6 shares (August 24, 2015) and Class J shares (March 1, 2018), the performance shown in the table for these newer classes is that of the Fund's Institutional Class shares, adjusted to reflect the respective fees and expenses of each class. These adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares, which were first sold on September 30, 2014.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest return for a quarter during the period of the bar chart above:	Q2 2020	18.00%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(19.78)%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total ReturnsFor the periods ended December 31, 2020
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
PFI Prospectus | Principal LifeTime Hybrid 2050 Fund [Member] | S&P Target Date 2050 Index [Member]
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	S&P Target Date 2050 Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	13.83%
5 Years	rr_AverageAnnualReturnYear05	11.44%
Since Inception	rr_AverageAnnualReturnSinceInception	9.33%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2014
PFI Prospectus | Principal LifeTime Hybrid 2050 Fund [Member] | Principal LifeTime Hybrid 2050 Fund, Class J [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PHJUX
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.25%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.37%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.77%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[57]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.67%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 168
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	236
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	418
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	945
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	68
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	236
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	418
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 945
Label	rr_AverageAnnualReturnLabel	Class J Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	14.62%
5 Years	rr_AverageAnnualReturnYear05	11.40%
Since Inception	rr_AverageAnnualReturnSinceInception	9.54%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2018
PFI Prospectus | Principal LifeTime Hybrid 2050 Fund [Member] | Principal LifeTime Hybrid 2050 Fund, Institutional Class [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PHTUX
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.10%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.37%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.47%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[57]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.42%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 43
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	146
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	258
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 587
Annual Return 2015	rr_AnnualReturn2015	(0.11%)
Annual Return 2016	rr_AnnualReturn2016	9.29%
Annual Return 2017	rr_AnnualReturn2017	20.49%
Annual Return 2018	rr_AnnualReturn2018	(9.46%)
Annual Return 2019	rr_AnnualReturn2019	25.58%
Annual Return 2020	rr_AnnualReturn2020	15.93%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.00%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.78%)
Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	15.93%
5 Years	rr_AverageAnnualReturnYear05	11.66%
Since Inception	rr_AverageAnnualReturnSinceInception	9.80%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2014
PFI Prospectus | Principal LifeTime Hybrid 2050 Fund [Member] | Principal LifeTime Hybrid 2050 Fund, Institutional Class [Member] | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	14.85%
5 Years	rr_AverageAnnualReturnYear05	10.67%
Since Inception	rr_AverageAnnualReturnSinceInception	8.73%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2014
PFI Prospectus | Principal LifeTime Hybrid 2050 Fund [Member] | Principal LifeTime Hybrid 2050 Fund, Institutional Class [Member] | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	9.89%
5 Years	rr_AverageAnnualReturnYear05	9.03%
Since Inception	rr_AverageAnnualReturnSinceInception	7.51%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2014
PFI Prospectus | Principal LifeTime Hybrid 2050 Fund [Member] | Principal LifeTime Hybrid 2050 Fund, Class R-6 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLJTX
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.05%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.37%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.42%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[57]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.39%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 40
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	132
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	232
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 527
Label	rr_AverageAnnualReturnLabel	Class R-6 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	15.96%
5 Years	rr_AverageAnnualReturnYear05	11.67%
Since Inception	rr_AverageAnnualReturnSinceInception	9.81%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 24, 2015
PFI Prospectus | Principal LifeTime Hybrid 2055 Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PRINCIPAL LIFETIME HYBRID 2055 FUND
Objective [Heading]	rr_ObjectiveHeading	Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks a total return consisting of long-term growth of capital and current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
If you purchase Institutional Class or Class R-6 shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund and each underlying fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the Fund and underlying funds. During its most recent fiscal year, the Fund's portfolio turnover rate was 14.2% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	14.20%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	With respect to Class J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. The Fund is a fund of funds that invests in underlying funds of Principal Funds, Inc. (“PFI”), with a majority of the Fund's assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The asset class diversification of the Fund is designed to moderate overall price volatility. The Fund may add, remove, or substitute underlying funds at any time.
The Fund is managed with strategic or long-term asset class targets and target ranges. There is a rebalancing strategy that aligns with the target weights to identify asset classes that are either overweight or underweight. The Fund may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund or changes in market forces or Fund circumstances.
In selecting underlying funds and target weights, the Fund considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in growth and value stocks of small, medium, and large market capitalization companies, fixed-income securities, domestic and foreign (including those in emerging markets) securities, securities denominated in foreign currencies, investment companies (including index funds), and derivatives. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use equity index futures and options in order to gain exposure to a variety of securities or asset classes or attempt to reduce risk.
The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. Approximately 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Hybrid Income Fund. At that time, the Fund may be combined with the Principal LifeTime Hybrid Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account's value.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Principal Risks of Investing in a Fund of Funds
Fund of Funds Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies (for example, other mutual funds or exchange-traded funds) in which the Fund invests ("underlying funds"). The Fund's selection and weighting of asset classes and allocation of investments in underlying funds may cause it to underperform other funds with a similar investment objective. The Fund's performance and risks correspond directly to the performance and risks of the underlying funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the underlying funds will achieve their investment objectives. Management of the Fund entails potential conflicts of interest: the Fund invests in affiliated underlying funds; and the Advisor and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more Fund assets to underlying funds from which they receive higher fees.
Target Date Fund Risk. A target date fund should not be selected based solely on age or retirement date because there is no guarantee that this fund will provide adequate income at or through retirement.
Principal Risks due to the Fund's Investments in Underlying Funds
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and result in disproportionate losses that may be substantially greater than a fund's initial investment.
•Futures. These derivative instruments involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the fund and the price of the instruments; possible lack of a liquid secondary market for an instrument and the resulting inability to close it when desired; counterparty risk; and if the fund has insufficient cash, it may have to sell securities from its portfolio to meet any applicable daily variation margin requirements.
•Options. Options involve specific risks, including: imperfect correlation between the change in market value of the instruments held by the fund and the price of the options, counterparty risk, difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets), and an insufficient liquid secondary market for particular options.
Emerging Markets Risk. Investments in emerging markets may have more risk than those in developed markets because the emerging markets are less developed and more illiquid. Emerging markets can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile. The U.S. Securities and Exchange Commission, the U.S. Department of Justice, and other U.S. authorities may be limited in their ability to pursue bad actors in emerging markets, including with respect to fraud.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer's sector or industry, or changes in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies.
•Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and generally increases when interest rates fall. Higher interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Index Fund Risk. Index funds use a passive investment approach and generally do not attempt to manage market volatility, use defensive strategies, or reduce the effect of any long-term periods of poor investment performance. Therefore, the Fund may hold securities that present risks that an investment advisor researching individual securities might seek to avoid. An index fund has operating and other expenses while an index does not. As a result, over time, index funds tend to underperform the index. The correlation between fund performance and index performance may also be affected by the type of passive investment approach used by a fund (sampling or replication), changes in securities markets, changes in the composition of the index, and the timing of purchases and sales of fund shares. Errors or delays in compiling or rebalancing the Index may impact the performance of the Fund and increase transaction costs.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
		Redemption and Large Transaction Risk. Ownership of the fund's shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Life of Fund results are measured from the date the Fund's shares were first sold (September 30, 2014).
For periods prior to the inception date of Class R-6 shares (August 24, 2015) and Class J shares (March 1, 2018), the performance shown in the table for these newer classes is that of the Fund's Institutional Class shares, adjusted to reflect the respective fees and expenses of each class. These adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares, which were first sold on September 30, 2014.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest return for a quarter during the period of the bar chart above:	Q2 2020	18.35%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(20.52)%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total ReturnsFor the periods ended December 31, 2020
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
PFI Prospectus | Principal LifeTime Hybrid 2055 Fund [Member] | S&P Target Date 2055 Index [Member]
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	S&P Target Date 2055 Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	13.83%
5 Years	rr_AverageAnnualReturnYear05	11.55%
Since Inception	rr_AverageAnnualReturnSinceInception	9.40%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2014
PFI Prospectus | Principal LifeTime Hybrid 2055 Fund [Member] | Principal LifeTime Hybrid 2055 Fund, Class J [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PHJBX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.58%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.38%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.11%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.43%)	[58]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.68%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 169
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	310
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	570
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,313
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	69
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	310
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	570
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,313
Label	rr_AverageAnnualReturnLabel	Class J Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	14.47%
5 Years	rr_AverageAnnualReturnYear05	11.51%
Since Inception	rr_AverageAnnualReturnSinceInception	9.62%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2018
PFI Prospectus | Principal LifeTime Hybrid 2055 Fund [Member] | Principal LifeTime Hybrid 2055 Fund, Institutional Class [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLTNX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.21%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.38%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.59%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[58]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.43%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 44
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	173
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	313
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 723
Annual Return 2015	rr_AnnualReturn2015	(0.22%)
Annual Return 2016	rr_AnnualReturn2016	9.44%
Annual Return 2017	rr_AnnualReturn2017	21.04%
Annual Return 2018	rr_AnnualReturn2018	(9.82%)
Annual Return 2019	rr_AnnualReturn2019	26.16%
Annual Return 2020	rr_AnnualReturn2020	15.77%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.35%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.52%)
Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	15.77%
5 Years	rr_AverageAnnualReturnYear05	11.78%
Since Inception	rr_AverageAnnualReturnSinceInception	9.89%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2014
PFI Prospectus | Principal LifeTime Hybrid 2055 Fund [Member] | Principal LifeTime Hybrid 2055 Fund, Institutional Class [Member] | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	14.81%
5 Years	rr_AverageAnnualReturnYear05	10.92%
Since Inception	rr_AverageAnnualReturnSinceInception	8.92%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2014
PFI Prospectus | Principal LifeTime Hybrid 2055 Fund [Member] | Principal LifeTime Hybrid 2055 Fund, Institutional Class [Member] | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	9.81%
5 Years	rr_AverageAnnualReturnYear05	9.20%
Since Inception	rr_AverageAnnualReturnSinceInception	7.65%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2014
PFI Prospectus | Principal LifeTime Hybrid 2055 Fund [Member] | Principal LifeTime Hybrid 2055 Fund, Class R-6 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLHTX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.12%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.38%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.50%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[58]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.40%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 41
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	150
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	270
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 619
Label	rr_AverageAnnualReturnLabel	Class R-6 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	15.75%
5 Years	rr_AverageAnnualReturnYear05	11.80%
Since Inception	rr_AverageAnnualReturnSinceInception	9.91%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 24, 2015
PFI Prospectus | Principal LifeTime Hybrid 2060 Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PRINCIPAL LIFETIME HYBRID 2060 FUND
Objective [Heading]	rr_ObjectiveHeading	Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks a total return consisting of long-term growth of capital and current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
If you purchase Institutional Class or Class R-6 shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund and each underlying fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the Fund and underlying funds. During its most recent fiscal year, the Fund's portfolio turnover rate was 31.4% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	31.40%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	With respect to Class J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. The Fund is a fund of funds that invests in underlying funds of Principal Funds, Inc. (“PFI”), with a majority of the Fund's assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The asset class diversification of the Fund is designed to moderate overall price volatility. The Fund may add, remove, or substitute underlying funds at any time.
The Fund is managed with strategic or long-term asset class targets and target ranges. There is a rebalancing strategy that aligns with the target weights to identify asset classes that are either overweight or underweight. The Fund may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund or changes in market forces or Fund circumstances.
In selecting underlying funds and target weights, the Fund considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in growth and value stocks of small, medium, and large market capitalization companies, fixed-income securities, domestic and foreign (including those in emerging markets) securities, securities denominated in foreign currencies, investment companies (including index funds), and derivatives. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use equity index futures and options in order to gain exposure to a variety of securities or asset classes or attempt to reduce risk.
The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. Approximately 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Hybrid Income Fund. At that time, the Fund may be combined with the Principal LifeTime Hybrid Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account's value.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Principal Risks of Investing in a Fund of Funds
Fund of Funds Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies (for example, other mutual funds or exchange-traded funds) in which the Fund invests ("underlying funds"). The Fund's selection and weighting of asset classes and allocation of investments in underlying funds may cause it to underperform other funds with a similar investment objective. The Fund's performance and risks correspond directly to the performance and risks of the underlying funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the underlying funds will achieve their investment objectives. Management of the Fund entails potential conflicts of interest: the Fund invests in affiliated underlying funds; and the Advisor and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more Fund assets to underlying funds from which they receive higher fees.
Target Date Fund Risk. A target date fund should not be selected based solely on age or retirement date because there is no guarantee that this fund will provide adequate income at or through retirement.
Principal Risks due to the Fund's Investments in Underlying Funds
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and result in disproportionate losses that may be substantially greater than a fund's initial investment.
•Futures. These derivative instruments involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the fund and the price of the instruments; possible lack of a liquid secondary market for an instrument and the resulting inability to close it when desired; counterparty risk; and if the fund has insufficient cash, it may have to sell securities from its portfolio to meet any applicable daily variation margin requirements.
•Options. Options involve specific risks, including: imperfect correlation between the change in market value of the instruments held by the fund and the price of the options, counterparty risk, difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets), and an insufficient liquid secondary market for particular options.
Emerging Markets Risk. Investments in emerging markets may have more risk than those in developed markets because the emerging markets are less developed and more illiquid. Emerging markets can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile. The U.S. Securities and Exchange Commission, the U.S. Department of Justice, and other U.S. authorities may be limited in their ability to pursue bad actors in emerging markets, including with respect to fraud.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer's sector or industry, or changes in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies.
•Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and generally increases when interest rates fall. Higher interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Index Fund Risk. Index funds use a passive investment approach and generally do not attempt to manage market volatility, use defensive strategies, or reduce the effect of any long-term periods of poor investment performance. Therefore, the Fund may hold securities that present risks that an investment advisor researching individual securities might seek to avoid. An index fund has operating and other expenses while an index does not. As a result, over time, index funds tend to underperform the index. The correlation between fund performance and index performance may also be affected by the type of passive investment approach used by a fund (sampling or replication), changes in securities markets, changes in the composition of the index, and the timing of purchases and sales of fund shares. Errors or delays in compiling or rebalancing the Index may impact the performance of the Fund and increase transaction costs.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
		Redemption and Large Transaction Risk. Ownership of the fund's shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Life of Fund results are measured from the date the Fund's shares were first sold (September 30, 2014).
For periods prior to the inception date of Class R-6 shares (August 24, 2015) and Class J shares (March 1, 2018), the performance shown in the table for these newer classes is that of the Fund's Institutional Class shares, adjusted to reflect the respective fees and expenses of each class. These adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares, which were first sold on September 30, 2014.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest return for a quarter during the period of the bar chart above:	Q2 2020	18.71%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(20.90)%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total ReturnsFor the periods ended December 31, 2020
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
PFI Prospectus | Principal LifeTime Hybrid 2060 Fund [Member] | S&P Target Date 2060 Plus Index [Member]
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	S&P Target Date 2060+ Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	13.96%
5 Years	rr_AverageAnnualReturnYear05	11.70%
Since Inception	rr_AverageAnnualReturnSinceInception	9.50%
PFI Prospectus | Principal LifeTime Hybrid 2060 Fund [Member] | Principal LifeTime Hybrid 2060 Fund, Class J [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PHJGX
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.57%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.38%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.10%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.42%)	[59]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.68%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 169
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	520
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	998
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,318
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	69
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	520
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	998
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,318
Label	rr_AverageAnnualReturnLabel	Class J Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	14.67%
5 Years	rr_AverageAnnualReturnYear05	11.66%
Since Inception	rr_AverageAnnualReturnSinceInception	9.74%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2018
PFI Prospectus | Principal LifeTime Hybrid 2060 Fund [Member] | Principal LifeTime Hybrid 2060 Fund, Institutional Class [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLTHX
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.60%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.38%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.98%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.55%)	[59]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.43%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 44
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	257
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	488
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,151
Annual Return 2015	rr_AnnualReturn2015	(0.20%)
Annual Return 2016	rr_AnnualReturn2016	9.67%
Annual Return 2017	rr_AnnualReturn2017	21.33%
Annual Return 2018	rr_AnnualReturn2018	(9.93%)
Annual Return 2019	rr_AnnualReturn2019	26.45%
Annual Return 2020	rr_AnnualReturn2020	16.10%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.71%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.90%)
Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	16.10%
5 Years	rr_AverageAnnualReturnYear05	11.96%
Since Inception	rr_AverageAnnualReturnSinceInception	10.04%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2014
PFI Prospectus | Principal LifeTime Hybrid 2060 Fund [Member] | Principal LifeTime Hybrid 2060 Fund, Institutional Class [Member] | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	15.20%
5 Years	rr_AverageAnnualReturnYear05	11.06%
Since Inception	rr_AverageAnnualReturnSinceInception	8.99%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2014
PFI Prospectus | Principal LifeTime Hybrid 2060 Fund [Member] | Principal LifeTime Hybrid 2060 Fund, Institutional Class [Member] | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	9.98%
5 Years	rr_AverageAnnualReturnYear05	9.28%
Since Inception	rr_AverageAnnualReturnSinceInception	7.67%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2014
PFI Prospectus | Principal LifeTime Hybrid 2060 Fund [Member] | Principal LifeTime Hybrid 2060 Fund, Class R-6 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLKTX
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.34%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.38%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.72%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.32%)	[59]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.40%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 41
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	198
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	369
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 864
Label	rr_AverageAnnualReturnLabel	Class R-6 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	16.07%
5 Years	rr_AverageAnnualReturnYear05	11.98%
Since Inception	rr_AverageAnnualReturnSinceInception	10.07%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 24, 2015
PFI Prospectus | Principal LifeTime Hybrid 2065 Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PRINCIPAL LIFETIME HYBRID 2065 FUND
Objective [Heading]	rr_ObjectiveHeading	Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks a total return consisting of long-term growth of capital and current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
If you purchase Institutional Class or Class R-6 shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund and each underlying fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the Fund and underlying funds. During its most recent fiscal year, the Fund's portfolio turnover rate was 65.7% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	65.70%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	With respect to Class J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. The Fund is a fund of funds that invests in underlying funds of Principal Funds, Inc. (“PFI”), with a majority of the Fund's assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The asset class diversification of the Fund is designed to moderate overall price volatility. The Fund may add, remove, or substitute underlying funds at any time.
The Fund is managed with strategic or long-term asset class targets and target ranges. There is a rebalancing strategy that aligns with the target weights to identify asset classes that are either overweight or underweight. The Fund may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund or changes in market forces or Fund circumstances.
In selecting underlying funds and target weights, the Fund considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in growth and value stocks of small, medium, and large market capitalization companies, fixed-income securities, domestic and foreign (including those in emerging markets) securities, securities denominated in foreign currencies, investment companies (including index funds), and derivatives. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use equity index futures and options in order to gain exposure to a variety of securities or asset classes or attempt to reduce risk.
The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. Approximately 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Hybrid Income Fund. At that time, the Fund may be combined with the Principal LifeTime Hybrid Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account's value.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Principal Risks of Investing in a Fund of Funds
Fund of Funds Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies (for example, other mutual funds or exchange-traded funds) in which the Fund invests ("underlying funds"). The Fund's selection and weighting of asset classes and allocation of investments in underlying funds may cause it to underperform other funds with a similar investment objective. The Fund's performance and risks correspond directly to the performance and risks of the underlying funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the underlying funds will achieve their investment objectives. Management of the Fund entails potential conflicts of interest: the Fund invests in affiliated underlying funds; and the Advisor and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more Fund assets to underlying funds from which they receive higher fees.
Target Date Fund Risk. A target date fund should not be selected based solely on age or retirement date because there is no guarantee that this fund will provide adequate income at or through retirement.
Principal Risks due to the Fund's Investments in Underlying Funds
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and result in disproportionate losses that may be substantially greater than a fund's initial investment.
•Futures. These derivative instruments involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the fund and the price of the instruments; possible lack of a liquid secondary market for an instrument and the resulting inability to close it when desired; counterparty risk; and if the fund has insufficient cash, it may have to sell securities from its portfolio to meet any applicable daily variation margin requirements.
•Options. Options involve specific risks, including: imperfect correlation between the change in market value of the instruments held by the fund and the price of the options, counterparty risk, difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets), and an insufficient liquid secondary market for particular options.
Emerging Markets Risk. Investments in emerging markets may have more risk than those in developed markets because the emerging markets are less developed and more illiquid. Emerging markets can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile. The U.S. Securities and Exchange Commission, the U.S. Department of Justice, and other U.S. authorities may be limited in their ability to pursue bad actors in emerging markets, including with respect to fraud.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer's sector or industry, or changes in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies.
•Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and generally increases when interest rates fall. Higher interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Index Fund Risk. Index funds use a passive investment approach and generally do not attempt to manage market volatility, use defensive strategies, or reduce the effect of any long-term periods of poor investment performance. Therefore, the Fund may hold securities that present risks that an investment advisor researching individual securities might seek to avoid. An index fund has operating and other expenses while an index does not. As a result, over time, index funds tend to underperform the index. The correlation between fund performance and index performance may also be affected by the type of passive investment approach used by a fund (sampling or replication), changes in securities markets, changes in the composition of the index, and the timing of purchases and sales of fund shares. Errors or delays in compiling or rebalancing the Index may impact the performance of the Fund and increase transaction costs.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
		Redemption and Large Transaction Risk. Ownership of the fund's shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Life of Fund results are measured from the date the Fund's shares were first sold (September 6, 2017).
For periods prior to the inception date of Class J shares (March 1, 2018), the performance shown in the table for Class J shares is that of the Fund's Institutional Class shares, adjusted to reflect the fees and expenses of Class J shares. These adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares, which were first sold on September 6, 2017.
During 2018, Class R-6 experienced a one-time loss of approximately $0.33/share as a result of a large redemption. If such loss had not been recognized, the total return amounts expressed herein would have been higher. During May of 2019, Class R-6 experienced a one-time gain of approximately $0.35/share as a result of a reimbursement by the Advisor. If such gain had not been recognized, the total return amounts expressed herein would have been lower.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest return for a quarter during the period of the bar chart above:	Q2 2020	19.12%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(21.10)%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total ReturnsFor the periods ended December 31, 2020
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
PFI Prospectus | Principal LifeTime Hybrid 2065 Fund [Member] | S&P Target Date 2060 Plus Index [Member]
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	S&P Target Date 2060+ Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	13.96%
Since Inception	rr_AverageAnnualReturnSinceInception	11.00%
PFI Prospectus | Principal LifeTime Hybrid 2065 Fund [Member] | Principal LifeTime Hybrid 2065 Fund, Class J [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PHJDX
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	3.11%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.38%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	3.64%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.96%)	[60]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.68%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 169
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	839
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,630
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,703
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	69
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	839
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,630
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 3,703
Label	rr_AverageAnnualReturnLabel	Class J Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	15.23%
Since Inception	rr_AverageAnnualReturnSinceInception	11.14%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2018
PFI Prospectus | Principal LifeTime Hybrid 2065 Fund [Member] | Principal LifeTime Hybrid 2065 Fund, Institutional Class [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLHHX
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	6.93%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.38%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	7.31%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(6.88%)	[60]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.43%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 44
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,538
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,963
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 6,249
Annual Return 2018	rr_AnnualReturn2018	(10.20%)
Annual Return 2019	rr_AnnualReturn2019	27.01%
Annual Return 2020	rr_AnnualReturn2020	16.49%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.12%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.10%)
Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	16.49%
Since Inception	rr_AverageAnnualReturnSinceInception	11.43%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 06, 2017
PFI Prospectus | Principal LifeTime Hybrid 2065 Fund [Member] | Principal LifeTime Hybrid 2065 Fund, Institutional Class [Member] | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	15.87%
Since Inception	rr_AverageAnnualReturnSinceInception	10.62%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 06, 2017
PFI Prospectus | Principal LifeTime Hybrid 2065 Fund [Member] | Principal LifeTime Hybrid 2065 Fund, Institutional Class [Member] | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	10.07%
Since Inception	rr_AverageAnnualReturnSinceInception	8.73%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 06, 2017
PFI Prospectus | Principal LifeTime Hybrid 2065 Fund [Member] | Principal LifeTime Hybrid 2065 Fund, Class R-6 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLHRX
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	2.87%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.38%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	3.25%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.85%)	[60]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.40%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 41
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	733
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,449
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,352
Label	rr_AverageAnnualReturnLabel	Class R-6 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	16.58%
Since Inception	rr_AverageAnnualReturnSinceInception	11.49%	[61],[62]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 06, 2017
PFI Prospectus | Real Estate Securities Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	REAL ESTATE SECURITIES FUND
Objective [Heading]	rr_ObjectiveHeading	Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to generate a total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial intermediary and in “Choosing a Share Class and The Costs of Investing” beginning on page 425 of the Fund’s prospectus, Appendix B to the prospectus titled "Intermediary-Specific Sales Charge Waivers and Reductions", and “Multiple Class Structure” beginning on page 7 of the Fund’s Statement of Additional Information.
If you purchase Institutional Class or Class R-6 shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 35.1% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	35.10%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of Principal Funds, Inc.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Fees have been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class C shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	With respect to Classes C and J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies principally engaged in the real estate industry at the time of purchase. A real estate company has at least 50% of its assets, income or profits derived from products or services related to the real estate industry. Real estate companies include real estate investment trusts ("REITs") and companies with substantial real estate holdings such as paper, lumber, hotel and entertainment companies, as well as those whose products and services relate to the real estate industry, including building supply manufacturers, mortgage lenders and mortgage servicing companies.
REITs are pooled investment vehicles that invest in income producing real estate, real estate related loans, or other types of real estate interests. REITs are corporations or business trusts that are permitted to eliminate corporate level federal income taxes by meeting certain requirements of the Internal Revenue Code.
The Fund invests in equity securities regardless of market capitalization (small, medium or large). The Fund concentrates its investments (invest more than 25% of its net assets) in securities in the real estate industry.
The Fund is considered non-diversified, which means it can invest a higher percentage of assets in securities of individual issuers than a diversified fund. As a result, changes in the value of a single investment could cause greater fluctuations in the Fund's share price than would occur in a more diversified fund.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund concentrates its investments (invest more than 25% of its net assets) in securities in the real estate industry.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer's sector or industry, or changes in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies.
Industry Concentration Risk. A fund that concentrates investments in a particular industry or group of industries has greater exposure than other funds to market, economic and other factors affecting that industry or group of industries.
•Real Estate. A fund concentrating in the real estate industry is subject to the risks associated with direct ownership of real estate, securities of companies in the real estate industry, and/or real estate investment trusts.
Non-Diversification Risk. A non-diversified fund may invest a high percentage of its assets in the securities of a small number of issuers and is more likely than diversified funds to be significantly affected by a specific security’s poor performance.
Real Estate Investment Trusts (“REITs”) Risk. In addition to risks associated with investing in real estate securities, REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, risks of default by borrowers, and self-liquidation. Investment in REITs also involves risks similar to risks of investing in small market capitalization companies, such as limited financial resources, less frequent and limited volume trading, and may be subject to more abrupt or erratic price movements than larger company securities. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code. Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the fund invests.
Real Estate Securities Risk. Investing in real estate securities subjects the fund to the risks associated with the real estate market (which are similar to the risks associated with direct ownership in real estate), including declines in real estate values, loss due to casualty or condemnation, property taxes, interest rate changes, increased expenses, cash flow of underlying real estate assets, regulatory changes (including zoning, land use and rents), and environmental problems, as well as to the risks related to the management skill and creditworthiness of the issuer.
		Redemption and Large Transaction Risk. Ownership of the fund's shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. A non-diversified fund may invest a high percentage of its assets in the securities of a small number of issuers and is more likely than diversified funds to be significantly affected by a specific security’s poor performance.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
For periods prior to the inception date of Class R-6 shares (November 22, 2016), the performance shown in the table for Class R-6 shares is that of the Fund's Class R-3 shares, adjusted to reflect the fees and expenses of Class R-6 shares. However, where the adjustment for fees and expenses results in performance for Class R-6 shares that is higher than the historical performance of the Class R-3 shares, the historical performance of the Class R-3 shares is used. These adjustments result in performance for such periods that is no higher than the historical performance of the Class R-3 shares.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns as of December 31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest return for a quarter during the period of the bar chart above:	Q1 2019	17.29%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(22.76)%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total ReturnsFor the periods ended December 31, 2020
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only and would be different for the other share classes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.
PFI Prospectus | Real Estate Securities Fund [Member] | MSCI US REIT Index [Member]
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	MSCI US REIT Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	(7.56%)
5 Years	rr_AverageAnnualReturnYear05	4.84%
10 Years	rr_AverageAnnualReturnYear10	8.30%
PFI Prospectus | Real Estate Securities Fund [Member] | Real Estate Securities Fund, Class A [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PRRAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.80%	[63]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.19%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.24%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[64]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.24%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 669
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	922
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,194
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,967
Annual Return 2011	rr_AnnualReturn2011	8.70%
Annual Return 2012	rr_AnnualReturn2012	16.59%
Annual Return 2013	rr_AnnualReturn2013	3.59%
Annual Return 2014	rr_AnnualReturn2014	31.81%
Annual Return 2015	rr_AnnualReturn2015	3.80%
Annual Return 2016	rr_AnnualReturn2016	5.51%
Annual Return 2017	rr_AnnualReturn2017	8.64%
Annual Return 2018	rr_AnnualReturn2018	(4.63%)
Annual Return 2019	rr_AnnualReturn2019	30.61%
Annual Return 2020	rr_AnnualReturn2020	(3.52%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.29%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.76%)
Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(8.84%)
5 Years	rr_AverageAnnualReturnYear05	5.41%
10 Years	rr_AverageAnnualReturnYear10	8.86%
PFI Prospectus | Real Estate Securities Fund [Member] | Real Estate Securities Fund, Class A [Member] | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(9.57%)
5 Years	rr_AverageAnnualReturnYear05	4.39%
10 Years	rr_AverageAnnualReturnYear10	7.59%
PFI Prospectus | Real Estate Securities Fund [Member] | Real Estate Securities Fund, Class A [Member] | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(5.08%)
5 Years	rr_AverageAnnualReturnYear05	3.91%
10 Years	rr_AverageAnnualReturnYear10	6.78%
PFI Prospectus | Real Estate Securities Fund [Member] | Real Estate Securities Fund, Class C [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PRCEX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.80%	[63]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.22%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.02%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[64]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.02%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 305
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	634
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,088
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,147
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	205
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	634
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,088
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,147
Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(5.26%)
5 Years	rr_AverageAnnualReturnYear05	5.77%
10 Years	rr_AverageAnnualReturnYear10	8.61%
PFI Prospectus | Real Estate Securities Fund [Member] | Real Estate Securities Fund, Class J [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PREJX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.80%	[63]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.18%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.13%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[64]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.13%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 215
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	359
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	622
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,375
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	115
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	359
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	622
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,375
Label	rr_AverageAnnualReturnLabel	Class J Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(4.36%)
5 Years	rr_AverageAnnualReturnYear05	6.75%
10 Years	rr_AverageAnnualReturnYear10	9.58%
PFI Prospectus | Real Estate Securities Fund [Member] | Real Estate Securities Fund, Institutional Class [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIREX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.80%	[63]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.12%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.92%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[64]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.91%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 93
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	292
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	508
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,130
Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(3.23%)
5 Years	rr_AverageAnnualReturnYear05	7.00%
10 Years	rr_AverageAnnualReturnYear10	9.93%
PFI Prospectus | Real Estate Securities Fund [Member] | Real Estate Securities Fund, Class R-1 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PRAEX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.80%	[63]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.53%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.68%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[64]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.68%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 171
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	530
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	913
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,987
Label	rr_AverageAnnualReturnLabel	Class R-1 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(3.97%)
5 Years	rr_AverageAnnualReturnYear05	6.15%
10 Years	rr_AverageAnnualReturnYear10	9.04%
PFI Prospectus | Real Estate Securities Fund [Member] | Real Estate Securities Fund, Class R-3 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PRERX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.80%	[63]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.32%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.37%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[64]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.37%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 139
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	434
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	750
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,646
Label	rr_AverageAnnualReturnLabel	Class R-3 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(3.68%)
5 Years	rr_AverageAnnualReturnYear05	6.47%
10 Years	rr_AverageAnnualReturnYear10	9.37%
PFI Prospectus | Real Estate Securities Fund [Member] | Real Estate Securities Fund, Class R-4 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PRETX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.80%	[63]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.28%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.18%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[64]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.18%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 120
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	375
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	649
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,432
Label	rr_AverageAnnualReturnLabel	Class R-4 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(3.51%)
5 Years	rr_AverageAnnualReturnYear05	6.68%
10 Years	rr_AverageAnnualReturnYear10	9.58%
PFI Prospectus | Real Estate Securities Fund [Member] | Real Estate Securities Fund, Class R-5 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PREPX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.80%	[63]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.26%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.06%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[64]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.06%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 108
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	337
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	585
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,294
Label	rr_AverageAnnualReturnLabel	Class R-5 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(3.38%)
5 Years	rr_AverageAnnualReturnYear05	6.81%
10 Years	rr_AverageAnnualReturnYear10	9.71%
PFI Prospectus | Real Estate Securities Fund [Member] | Real Estate Securities Fund, Class R-6 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PFRSX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.80%	[63]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.81%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[64]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.81%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 83
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	259
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	450
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,002
Label	rr_AverageAnnualReturnLabel	Class R-6 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(3.12%)
5 Years	rr_AverageAnnualReturnYear05	6.96%
10 Years	rr_AverageAnnualReturnYear10	9.62%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 22, 2016
PFI Prospectus | Strategic Asset Management Balanced Portfolio [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SAM (STRATEGIC ASSET MANAGEMENT) BALANCED PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks to provide as high a level of total return (consisting of reinvested income and capital appreciation) as is consistent with reasonable risk.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial intermediary and in “Choosing a Share Class and The Costs of Investing” beginning on page 425 of the Fund’s prospectus, Appendix B to the prospectus titled "Intermediary-Specific Sales Charge Waivers and Reductions", and “Multiple Class Structure” beginning on page 7 of the Fund’s Statement of Additional Information.
If you purchase Institutional Class shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund and each underlying fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the Fund and the underlying funds. During its most recent fiscal year, the Fund's portfolio turnover rate was 17.3% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	17.30%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of Principal Funds, Inc.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class C shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	With respect to Classes C and J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The SAM Portfolios operate as funds of funds and invest principally in funds and exchange-traded funds ("ETFs") of Principal Funds, Inc. and Principal Exchange-Traded Funds (“Underlying Funds”). Each SAM Portfolio generally categorizes each Underlying Fund as a fixed-income, equity, or specialty fund based on its investment profile. Each SAM Portfolio typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined by the SAM Portfolio in accordance with its outlook for the economy, the financial markets and the relative market valuations of the Underlying Funds. The asset class diversification of the SAM Portfolio is designed to moderate overall price volatility and cushion severe losses in any one investment sector.
The Portfolio generally invests:
•    between 20% and 60% of its assets in fixed-income funds, and less than 40% in any one fixed-income fund; such funds generally invest in fixed-income instruments such as securitized products and corporate bonds;
•    between 40% and 80% of its assets in equity funds, and less than 30% in any one equity fund; such funds generally invest in equity securities of domestic and foreign companies, including small, medium and large market capitalization companies, and growth and value stock; and
•    less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund; such funds generally offer unique combinations of traditional equity securities and fixed-income securities or use alternative investment strategies that aim to offer diversification beyond traditional equity and fixed-income securities and include investments in such assets as infrastructure, commodities, currencies, and natural resources companies.
The Portfolio may temporarily exceed these percentage ranges and may alter the percentage ranges when it deems appropriate.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The value of your investment in the Portfolio changes with the value of the Portfolio's investments. Many factors affect that value, and it is possible to lose money by investing in the Portfolio. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Principal Risks of Investing in a Fund of Funds
Fund of Funds Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies (for example, other mutual funds or exchange-traded funds) in which the Fund invests ("underlying funds"). The Fund's selection and weighting of asset classes and allocation of investments in underlying funds may cause it to underperform other funds with a similar investment objective. The Fund's performance and risks correspond directly to the performance and risks of the underlying funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the underlying funds will achieve their investment objectives. Management of the Fund entails potential conflicts of interest: the Fund invests in affiliated underlying funds; and the Advisor and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more Fund assets to underlying funds from which they receive higher fees.
Principal Risks due to the Portfolio's Investments in Underlying Funds
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer's sector or industry, or changes in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies.
•Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and generally increases when interest rates fall. Higher interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Redemption and Large Transaction Risk. Ownership of the fund's shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
		Securitized Products Risk. Investments in securitized products are subject to risks similar to traditional fixed income securities, such as credit, interest rate, liquidity, prepayment, extension, and default risk, as well as additional risks associated with the nature of the assets and the servicing of those assets. Unscheduled prepayments on securitized products may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com.The bar chart shows the investment returns of the Portfolio's Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Portfolio). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows, for each share class of the Portfolio and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Portfolio), how the Portfolio's average annual total returns compare with those of one or more broad measures of market performance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the investment returns of the Portfolio's Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Portfolio). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows, for each share class of the Portfolio and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Portfolio), how the Portfolio's average annual total returns compare with those of one or more broad measures of market performance.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Performance of a blended index shows how the Portfolio’s performance compares to a blend of indices with similar investment objectives. Performance of the components of the blended index are also shown. The weightings for SAM Balanced Blended Index are 45% Russell 3000® Index, 40% Bloomberg Barclays U.S. Aggregate Bond Index and 15% MSCI EAFE Index NTR.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns as of December 31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest return for a quarter during the period of the bar chart above:	Q2 2020	13.09%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(15.43)%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total ReturnsFor the periods ended December 31, 2020
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only and would be different for the other share classes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.Performance of a blended index shows how the Portfolio’s performance compares to a blend of indices with similar investment objectives. Performance of the components of the blended index are also shown. The weightings for SAM Balanced Blended Index are 45% Russell 3000® Index, 40% Bloomberg Barclays U.S. Aggregate Bond Index and 15% MSCI EAFE Index NTR.
PFI Prospectus | Strategic Asset Management Balanced Portfolio [Member] | Bloomberg Barclays U.S. Aggregate Bond Index [Member]
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	7.49%
5 Years	rr_AverageAnnualReturnYear05	4.43%
10 Years	rr_AverageAnnualReturnYear10	3.84%
PFI Prospectus | Strategic Asset Management Balanced Portfolio [Member] | Russell 3000 Index [Member]
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	20.84%
5 Years	rr_AverageAnnualReturnYear05	15.43%
10 Years	rr_AverageAnnualReturnYear10	13.79%
PFI Prospectus | Strategic Asset Management Balanced Portfolio [Member] | MSCI EAFE Index NTR Index [Member]
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)
Label	rr_AverageAnnualReturnLabel	MSCI EAFE Index NTR (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)
1 Year	rr_AverageAnnualReturnYear01	7.80%
5 Years	rr_AverageAnnualReturnYear05	7.45%
10 Years	rr_AverageAnnualReturnYear10	5.51%
PFI Prospectus | Strategic Asset Management Balanced Portfolio [Member] | SAM Balanced Blended Index [Member]
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(except as noted for MSCI EAFE Index NTR, reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	SAM Balanced Blended Index (except as noted for MSCI EAFE Index NTR, reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	14.29%
5 Years	rr_AverageAnnualReturnYear05	10.08%
10 Years	rr_AverageAnnualReturnYear10	8.78%
PFI Prospectus | Strategic Asset Management Balanced Portfolio [Member] | SAM Balanced Fund, Class A [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SABPX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.28%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.08%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.53%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.14%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 660
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	892
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,143
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,860
Annual Return 2011	rr_AnnualReturn2011	0.54%
Annual Return 2012	rr_AnnualReturn2012	12.28%
Annual Return 2013	rr_AnnualReturn2013	17.10%
Annual Return 2014	rr_AnnualReturn2014	6.36%
Annual Return 2015	rr_AnnualReturn2015	(1.25%)
Annual Return 2016	rr_AnnualReturn2016	6.31%
Annual Return 2017	rr_AnnualReturn2017	14.65%
Annual Return 2018	rr_AnnualReturn2018	(5.39%)
Annual Return 2019	rr_AnnualReturn2019	19.57%
Annual Return 2020	rr_AnnualReturn2020	10.83%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.09%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.43%)
Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	4.73%
5 Years	rr_AverageAnnualReturnYear05	7.63%
10 Years	rr_AverageAnnualReturnYear10	7.20%
PFI Prospectus | Strategic Asset Management Balanced Portfolio [Member] | SAM Balanced Fund, Class A [Member] | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	3.85%
5 Years	rr_AverageAnnualReturnYear05	6.15%
10 Years	rr_AverageAnnualReturnYear10	5.91%
PFI Prospectus | Strategic Asset Management Balanced Portfolio [Member] | SAM Balanced Fund, Class A [Member] | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	3.24%
5 Years	rr_AverageAnnualReturnYear05	5.66%
10 Years	rr_AverageAnnualReturnYear10	5.45%
PFI Prospectus | Strategic Asset Management Balanced Portfolio [Member] | SAM Balanced Fund, Class C [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SCBPX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.28%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.10%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.53%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.91%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 294
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	600
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,032
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,032
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	194
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	600
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,032
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,032
Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	9.00%
5 Years	rr_AverageAnnualReturnYear05	8.03%
10 Years	rr_AverageAnnualReturnYear10	7.01%
PFI Prospectus | Strategic Asset Management Balanced Portfolio [Member] | SAM Balanced Fund, Class J [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSAJX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.28%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.04%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.53%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 202
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	318
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	552
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,225
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	102
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	318
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	552
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,225
Label	rr_AverageAnnualReturnLabel	Class J Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	10.07%
5 Years	rr_AverageAnnualReturnYear05	9.04%
10 Years	rr_AverageAnnualReturnYear10	7.92%
PFI Prospectus | Strategic Asset Management Balanced Portfolio [Member] | SAM Balanced Fund, Institutional Class [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSBIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.28%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.02%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.53%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.83%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 85
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	265
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	460
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,025
Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	11.19%
5 Years	rr_AverageAnnualReturnYear05	9.21%
10 Years	rr_AverageAnnualReturnYear10	8.17%
PFI Prospectus | Strategic Asset Management Balanced Portfolio [Member] | SAM Balanced Fund, Class R-1 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSBGX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.28%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.53%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.53%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.69%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 172
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	533
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	918
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,998
Label	rr_AverageAnnualReturnLabel	Class R-1 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	10.41%
5 Years	rr_AverageAnnualReturnYear05	8.30%
10 Years	rr_AverageAnnualReturnYear10	7.25%
PFI Prospectus | Strategic Asset Management Balanced Portfolio [Member] | SAM Balanced Fund, Class R-3 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PBAPX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.28%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.32%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.53%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.38%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 140
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	437
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	755
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,657
Label	rr_AverageAnnualReturnLabel	Class R-3 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	10.60%
5 Years	rr_AverageAnnualReturnYear05	8.59%
10 Years	rr_AverageAnnualReturnYear10	7.57%
PFI Prospectus | Strategic Asset Management Balanced Portfolio [Member] | SAM Balanced Fund, Class R-4 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSBLX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.28%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.28%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.53%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.19%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 121
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	378
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	654
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,443
Label	rr_AverageAnnualReturnLabel	Class R-4 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	10.79%
5 Years	rr_AverageAnnualReturnYear05	8.80%
10 Years	rr_AverageAnnualReturnYear10	7.77%
PFI Prospectus | Strategic Asset Management Balanced Portfolio [Member] | SAM Balanced Fund, Class R-5 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSBFX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.28%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.26%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.53%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.07%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 109
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	340
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	590
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,306
Label	rr_AverageAnnualReturnLabel	Class R-5 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	10.93%
5 Years	rr_AverageAnnualReturnYear05	8.93%
10 Years	rr_AverageAnnualReturnYear10	7.90%
PFI Prospectus | Strategic Asset Management Conservative Balanced Portfolio [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SAM (STRATEGIC ASSET MANAGEMENT) CONSERVATIVE BALANCED PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks to provide a high level of total return (consisting of reinvestment of income and capital appreciation), consistent with a moderate degree of principal risk.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial intermediary and in “Choosing a Share Class and The Costs of Investing” beginning on page 425 of the Fund’s prospectus, Appendix B to the prospectus titled "Intermediary-Specific Sales Charge Waivers and Reductions", and “Multiple Class Structure” beginning on page 7 of the Fund’s Statement of Additional Information.
If you purchase Institutional Class shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund and each underlying fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the Fund and the underlying funds. During its most recent fiscal year, the Fund's portfolio turnover rate was 19.4% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	19.40%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of Principal Funds, Inc.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class C shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	With respect to Classes C and J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The SAM Portfolios operate as funds of funds and invest principally in funds and exchange-traded funds ("ETFs") of Principal Funds, Inc. and Principal Exchange-Traded Funds (“Underlying Funds”). Each SAM Portfolio generally categorizes each Underlying Fund as a fixed-income, equity, or specialty fund based on its investment profile. Each SAM Portfolio typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined by the SAM Portfolio in accordance with its outlook for the economy, the financial markets and the relative market valuations of the Underlying Funds. The asset class diversification of the SAM Portfolio is designed to moderate overall price volatility and cushion severe losses in any one investment sector.
The Portfolio generally invests:
•    between 40% and 80% of its assets in fixed-income funds, and less than 40% in any one fixed-income fund; such funds generally invest in fixed-income instruments such as high yield securities (or “junk” bonds), securitized products, and corporate bonds;
•    between 20% and 60% of its assets in equity funds, and less than 30% in any one equity fund; such funds generally invest in equity securities of domestic and foreign companies, including small, medium and large market capitalization companies, and growth and value stock; and
•    less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund; such funds generally offer unique combinations of traditional equity securities and fixed-income securities or use alternative investment strategies that aim to offer diversification beyond traditional equity and fixed-income securities and include investments in such assets as infrastructure, commodities, currencies, and natural resources companies.
The Portfolio may temporarily exceed these percentage ranges and may alter the percentage ranges when it deems appropriate.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The value of your investment in the Portfolio changes with the value of the Portfolio's investments. Many factors affect that value, and it is possible to lose money by investing in the Portfolio. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Principal Risks of Investing in a Fund of Funds
Fund of Funds Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies (for example, other mutual funds or exchange-traded funds) in which the Fund invests ("underlying funds"). The Fund's selection and weighting of asset classes and allocation of investments in underlying funds may cause it to underperform other funds with a similar investment objective. The Fund's performance and risks correspond directly to the performance and risks of the underlying funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the underlying funds will achieve their investment objectives. Management of the Fund entails potential conflicts of interest: the Fund invests in affiliated underlying funds; and the Advisor and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more Fund assets to underlying funds from which they receive higher fees.
Principal Risks due to the Portfolio's Investments in Underlying Funds
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer's sector or industry, or changes in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies.
•Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and generally increases when interest rates fall. Higher interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
		Redemption and Large Transaction Risk. Ownership of the fund's shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption. Securitized Products Risk. Investments in securitized products are subject to risks similar to traditional fixed income securities, such as credit, interest rate, liquidity, prepayment, extension, and default risk, as well as additional risks associated with the nature of the assets and the servicing of those assets. Unscheduled prepayments on securitized products may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com.The bar chart shows the investment returns of the Portfolio's Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Portfolio). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows, for each share class of the Portfolio and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Portfolio), how the Portfolio's average annual total returns compare with those of one or more broad measures of market performance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the investment returns of the Portfolio's Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Portfolio). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows, for each share class of the Portfolio and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Portfolio), how the Portfolio's average annual total returns compare with those of one or more broad measures of market performance.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Performance of a blended index shows how the Portfolio’s performance compares to a blend of indices with similar investment objectives. Performance of the components of the blended index are also shown. The weightings for SAM Conservative Balanced Blended Index are 60% Bloomberg Barclays U.S. Aggregate Bond Index, 30% Russell 3000® Index and 10% MSCI EAFE Index NTR.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns as of December 31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest return for a quarter during the period of the bar chart above:	Q2 2020	10.32%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(11.74)%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total ReturnsFor the periods ended December 31, 2020
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only and would be different for the other share classes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.Performance of a blended index shows how the Portfolio’s performance compares to a blend of indices with similar investment objectives. Performance of the components of the blended index are also shown. The weightings for SAM Conservative Balanced Blended Index are 60% Bloomberg Barclays U.S. Aggregate Bond Index, 30% Russell 3000® Index and 10% MSCI EAFE Index NTR.
PFI Prospectus | Strategic Asset Management Conservative Balanced Portfolio [Member] | Bloomberg Barclays U.S. Aggregate Bond Index [Member]
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	7.49%
5 Years	rr_AverageAnnualReturnYear05	4.43%
10 Years	rr_AverageAnnualReturnYear10	3.84%
PFI Prospectus | Strategic Asset Management Conservative Balanced Portfolio [Member] | Russell 3000 Index [Member]
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Russell 3000 Index (reflects no deductions for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	20.84%
5 Years	rr_AverageAnnualReturnYear05	15.43%
10 Years	rr_AverageAnnualReturnYear10	13.79%
PFI Prospectus | Strategic Asset Management Conservative Balanced Portfolio [Member] | MSCI EAFE Index NTR Index [Member]
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)
Label	rr_AverageAnnualReturnLabel	MSCI EAFE Index NTR (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)
1 Year	rr_AverageAnnualReturnYear01	7.80%
5 Years	rr_AverageAnnualReturnYear05	7.45%
10 Years	rr_AverageAnnualReturnYear10	5.51%
PFI Prospectus | Strategic Asset Management Conservative Balanced Portfolio [Member] | SAM Conservative Balanced Blended Index [Member]
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(except as noted for MSCI EAFE Index NTR, reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	SAM Conservative Balanced Blended Index (except as noted for MSCI EAFE Index NTR, reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	12.26%
5 Years	rr_AverageAnnualReturnYear05	8.28%
10 Years	rr_AverageAnnualReturnYear10	7.20%
PFI Prospectus | Strategic Asset Management Conservative Balanced Portfolio [Member] | SAM Conservative Balanced Fund, Class A [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SAIPX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.28%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.08%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.52%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.13%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 659
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	889
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,138
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,849
Annual Return 2011	rr_AnnualReturn2011	1.71%
Annual Return 2012	rr_AnnualReturn2012	10.75%
Annual Return 2013	rr_AnnualReturn2013	10.91%
Annual Return 2014	rr_AnnualReturn2014	5.72%
Annual Return 2015	rr_AnnualReturn2015	(1.17%)
Annual Return 2016	rr_AnnualReturn2016	5.91%
Annual Return 2017	rr_AnnualReturn2017	10.89%
Annual Return 2018	rr_AnnualReturn2018	(4.06%)
Annual Return 2019	rr_AnnualReturn2019	15.49%
Annual Return 2020	rr_AnnualReturn2020	9.03%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.32%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.74%)
Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	3.04%
5 Years	rr_AverageAnnualReturnYear05	6.03%
10 Years	rr_AverageAnnualReturnYear10	5.75%
PFI Prospectus | Strategic Asset Management Conservative Balanced Portfolio [Member] | SAM Conservative Balanced Fund, Class A [Member] | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	2.17%
5 Years	rr_AverageAnnualReturnYear05	4.72%
10 Years	rr_AverageAnnualReturnYear10	4.48%
PFI Prospectus | Strategic Asset Management Conservative Balanced Portfolio [Member] | SAM Conservative Balanced Fund, Class A [Member] | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	2.08%
5 Years	rr_AverageAnnualReturnYear05	4.33%
10 Years	rr_AverageAnnualReturnYear10	4.16%
PFI Prospectus | Strategic Asset Management Conservative Balanced Portfolio [Member] | SAM Conservative Balanced Fund, Class C [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SCIPX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.28%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.09%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.52%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.89%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 292
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	594
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,021
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,013
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	192
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	594
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,021
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,013
Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	7.20%
5 Years	rr_AverageAnnualReturnYear05	6.44%
10 Years	rr_AverageAnnualReturnYear10	5.56%
PFI Prospectus | Strategic Asset Management Conservative Balanced Portfolio [Member] | SAM Conservative Balanced Fund, Class J [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCBJX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.28%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.04%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.52%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.99%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 201
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	315
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	547
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,213
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	101
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	315
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	547
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,213
Label	rr_AverageAnnualReturnLabel	Class J Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	8.19%
5 Years	rr_AverageAnnualReturnYear05	7.43%
10 Years	rr_AverageAnnualReturnYear10	6.45%
PFI Prospectus | Strategic Asset Management Conservative Balanced Portfolio [Member] | SAM Conservative Balanced Fund, Institutional Class [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCCIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.28%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.02%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.52%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.82%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 84
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	262
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	455
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,014
Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	9.39%
5 Years	rr_AverageAnnualReturnYear05	7.58%
10 Years	rr_AverageAnnualReturnYear10	6.70%
PFI Prospectus | Strategic Asset Management Conservative Balanced Portfolio [Member] | SAM Conservative Balanced Fund, Class R-1 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCSSX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.28%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.53%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.52%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.68%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 171
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	530
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	913
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,987
Label	rr_AverageAnnualReturnLabel	Class R-1 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	8.43%
5 Years	rr_AverageAnnualReturnYear05	6.65%
10 Years	rr_AverageAnnualReturnYear10	5.78%
PFI Prospectus | Strategic Asset Management Conservative Balanced Portfolio [Member] | SAM Conservative Balanced Fund, Class R-3 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCBPX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.28%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.32%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.52%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.37%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 139
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	434
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	750
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,646
Label	rr_AverageAnnualReturnLabel	Class R-3 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	8.77%
5 Years	rr_AverageAnnualReturnYear05	6.99%
10 Years	rr_AverageAnnualReturnYear10	6.10%
PFI Prospectus | Strategic Asset Management Conservative Balanced Portfolio [Member] | SAM Conservative Balanced Fund, Class R-4 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCBLX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.28%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.28%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.52%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.18%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 120
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	375
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	649
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,432
Label	rr_AverageAnnualReturnLabel	Class R-4 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	8.91%
5 Years	rr_AverageAnnualReturnYear05	7.18%
10 Years	rr_AverageAnnualReturnYear10	6.30%
PFI Prospectus | Strategic Asset Management Conservative Balanced Portfolio [Member] | SAM Conservative Balanced Fund, Class R-5 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCBFX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.28%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.26%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.52%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.06%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 108
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	337
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	585
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,294
Label	rr_AverageAnnualReturnLabel	Class R-5 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	9.04%
5 Years	rr_AverageAnnualReturnYear05	7.32%
10 Years	rr_AverageAnnualReturnYear10	6.43%
PFI Prospectus | Strategic Asset Management Conservative Growth Portfolio [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SAM (STRATEGIC ASSET MANAGEMENT) CONSERVATIVE GROWTH PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks to provide long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial intermediary and in “Choosing a Share Class and The Costs of Investing” beginning on page 425 of the Fund’s prospectus, Appendix B to the prospectus titled "Intermediary-Specific Sales Charge Waivers and Reductions", and “Multiple Class Structure” beginning on page 7 of the Fund’s Statement of Additional Information.
If you purchase Institutional Class shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund and each underlying fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the Fund and the underlying funds. During its most recent fiscal year, the Fund's portfolio turnover rate was 16.2% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	16.20%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of Principal Funds, Inc.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class C shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	With respect to Classes C and J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The SAM Portfolios operate as funds of funds and invest principally in funds and exchange-traded funds ("ETFs") of Principal Funds, Inc. and Principal Exchange-Traded Funds (“Underlying Funds”). Each SAM Portfolio generally categorizes each Underlying Fund as a fixed-income, equity, or specialty fund based on its investment profile. Each SAM Portfolio typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined by the SAM Portfolio in accordance with its outlook for the economy, the financial markets and the relative market valuations of the Underlying Funds. The asset class diversification of the SAM Portfolio is designed to moderate overall price volatility and cushion severe losses in any one investment sector.
The Portfolio generally invests:
•    between 0% and 40% of its assets in fixed-income funds, and less than 30% in any one fixed-income fund; such funds generally invest in fixed-income instruments such as corporate bonds;
•    between 60% and 100% of its assets in equity funds, and less than 40% in any one equity fund; such funds generally invest in equity securities of domestic and foreign companies (including in emerging markets), including small, medium and large market capitalization companies, and growth and value stock; and
•    less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund; such funds generally offer unique combinations of traditional equity securities and fixed-income securities or use alternative investment strategies that aim to offer diversification beyond traditional equity and fixed-income securities and include investments in such assets as infrastructure, commodities, currencies, and natural resources companies.
The Portfolio may temporarily exceed these percentage ranges and may alter the percentage ranges when it deems appropriate.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The value of your investment in the Portfolio changes with the value of the Portfolio's investments. Many factors affect that value, and it is possible to lose money by investing in the Portfolio. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Principal Risks of Investing in a Fund of Funds
Fund of Funds Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies (for example, other mutual funds or exchange-traded funds) in which the Fund invests ("underlying funds"). The Fund's selection and weighting of asset classes and allocation of investments in underlying funds may cause it to underperform other funds with a similar investment objective. The Fund's performance and risks correspond directly to the performance and risks of the underlying funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the underlying funds will achieve their investment objectives. Management of the Fund entails potential conflicts of interest: the Fund invests in affiliated underlying funds; and the Advisor and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more Fund assets to underlying funds from which they receive higher fees.
Principal Risks due to the Portfolio's Investments in Underlying Funds
Emerging Markets Risk. Investments in emerging markets may have more risk than those in developed markets because the emerging markets are less developed and more illiquid. Emerging markets can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile. The U.S. Securities and Exchange Commission, the U.S. Department of Justice, and other U.S. authorities may be limited in their ability to pursue bad actors in emerging markets, including with respect to fraud.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer's sector or industry, or changes in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies.
•Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and generally increases when interest rates fall. Higher interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
		Redemption and Large Transaction Risk. Ownership of the fund's shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com.The bar chart shows the investment returns of the Portfolio's Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Portfolio). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows, for each share class of the Portfolio and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Portfolio), how the Portfolio's average annual total returns compare with those of one or more broad measures of market performance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the investment returns of the Portfolio's Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Portfolio). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows, for each share class of the Portfolio and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Portfolio), how the Portfolio's average annual total returns compare with those of one or more broad measures of market performance.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Performance of a blended index shows how the Portfolio’s performance compares to a blend of indices with similar investment objectives. Performance of the components of the blended index are also shown. The weightings for SAM Conservative Growth Blended Index are 60% Russell 3000® Index, 20% Bloomberg Barclays U.S. Aggregate Bond Index, and 20% MSCI EAFE Index NTR.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns as of December 31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest return for a quarter during the period of the bar chart above:	Q2 2020	15.98%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(19.15)%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total ReturnsFor the periods ended December 31, 2020
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only and would be different for the other share classes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.Performance of a blended index shows how the Portfolio’s performance compares to a blend of indices with similar investment objectives. Performance of the components of the blended index are also shown. The weightings for SAM Conservative Growth Blended Index are 60% Russell 3000® Index, 20% Bloomberg Barclays U.S. Aggregate Bond Index, and 20% MSCI EAFE Index NTR.
PFI Prospectus | Strategic Asset Management Conservative Growth Portfolio [Member] | Bloomberg Barclays U.S. Aggregate Bond Index [Member]
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	7.49%
5 Years	rr_AverageAnnualReturnYear05	4.43%
10 Years	rr_AverageAnnualReturnYear10	3.84%
PFI Prospectus | Strategic Asset Management Conservative Growth Portfolio [Member] | Russell 3000 Index [Member]
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	20.84%
5 Years	rr_AverageAnnualReturnYear05	15.43%
10 Years	rr_AverageAnnualReturnYear10	13.79%
PFI Prospectus | Strategic Asset Management Conservative Growth Portfolio [Member] | MSCI EAFE Index NTR Index [Member]
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)
Label	rr_AverageAnnualReturnLabel	MSCI EAFE Index NTR (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)
1 Year	rr_AverageAnnualReturnYear01	7.80%
5 Years	rr_AverageAnnualReturnYear05	7.45%
10 Years	rr_AverageAnnualReturnYear10	5.51%
PFI Prospectus | Strategic Asset Management Conservative Growth Portfolio [Member] | SAM Conservative Growth Blended Index [Member]
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(except as noted for MSCI EAFE Index NTR, reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	SAM Conservative Growth Blended Index (except as noted for MSCI EAFE Index NTR, reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	16.04%
5 Years	rr_AverageAnnualReturnYear05	11.81%
10 Years	rr_AverageAnnualReturnYear10	10.29%
PFI Prospectus | Strategic Asset Management Conservative Growth Portfolio [Member] | SAM Conservative Growth Fund, Class A [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SAGPX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.28%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.08%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.54%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.15%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 661
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	895
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,148
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,871
Annual Return 2011	rr_AnnualReturn2011	(0.89%)
Annual Return 2012	rr_AnnualReturn2012	13.61%
Annual Return 2013	rr_AnnualReturn2013	22.69%
Annual Return 2014	rr_AnnualReturn2014	6.95%
Annual Return 2015	rr_AnnualReturn2015	(1.63%)
Annual Return 2016	rr_AnnualReturn2016	6.53%
Annual Return 2017	rr_AnnualReturn2017	19.33%
Annual Return 2018	rr_AnnualReturn2018	(7.01%)
Annual Return 2019	rr_AnnualReturn2019	23.54%
Annual Return 2020	rr_AnnualReturn2020	12.53%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.98%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.15%)
Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	6.33%
5 Years	rr_AverageAnnualReturnYear05	9.21%
10 Years	rr_AverageAnnualReturnYear10	8.48%
PFI Prospectus | Strategic Asset Management Conservative Growth Portfolio [Member] | SAM Conservative Growth Fund, Class A [Member] | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	5.47%
5 Years	rr_AverageAnnualReturnYear05	7.57%
10 Years	rr_AverageAnnualReturnYear10	7.14%
PFI Prospectus | Strategic Asset Management Conservative Growth Portfolio [Member] | SAM Conservative Growth Fund, Class A [Member] | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	4.31%
5 Years	rr_AverageAnnualReturnYear05	6.95%
10 Years	rr_AverageAnnualReturnYear10	6.58%
PFI Prospectus | Strategic Asset Management Conservative Growth Portfolio [Member] | SAM Conservative Growth Fund, Class C [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SCGPX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.28%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.09%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.54%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.91%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 294
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	600
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,032
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,035
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	194
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	600
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,032
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,035
Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	10.68%
5 Years	rr_AverageAnnualReturnYear05	9.60%
10 Years	rr_AverageAnnualReturnYear10	8.28%
PFI Prospectus | Strategic Asset Management Conservative Growth Portfolio [Member] | SAM Conservative Growth Fund, Class J [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCGJX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.28%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.05%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.54%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.02%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 204
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	325
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	563
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,248
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	104
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	325
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	563
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,248
Label	rr_AverageAnnualReturnLabel	Class J Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	11.67%
5 Years	rr_AverageAnnualReturnYear05	10.62%
10 Years	rr_AverageAnnualReturnYear10	9.21%
PFI Prospectus | Strategic Asset Management Conservative Growth Portfolio [Member] | SAM Conservative Growth Fund, Institutional Class [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCWIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.28%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.02%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.54%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.84%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 86
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	268
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	466
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,037
Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	12.86%
5 Years	rr_AverageAnnualReturnYear05	10.80%
10 Years	rr_AverageAnnualReturnYear10	9.46%
PFI Prospectus | Strategic Asset Management Conservative Growth Portfolio [Member] | SAM Conservative Growth Fund, Class R-1 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCGGX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.28%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.53%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.54%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.70%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 173
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	536
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	923
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,009
Label	rr_AverageAnnualReturnLabel	Class R-1 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	11.84%
5 Years	rr_AverageAnnualReturnYear05	9.83%
10 Years	rr_AverageAnnualReturnYear10	8.52%
PFI Prospectus | Strategic Asset Management Conservative Growth Portfolio [Member] | SAM Conservative Growth Fund, Class R-3 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCGPX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.28%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.32%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.54%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.39%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 142
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	440
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	761
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,669
Label	rr_AverageAnnualReturnLabel	Class R-3 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	12.25%
5 Years	rr_AverageAnnualReturnYear05	10.19%
10 Years	rr_AverageAnnualReturnYear10	8.86%
PFI Prospectus | Strategic Asset Management Conservative Growth Portfolio [Member] | SAM Conservative Growth Fund, Class R-4 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCWSX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.28%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.28%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.54%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.20%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 122
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	381
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	660
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,455
Label	rr_AverageAnnualReturnLabel	Class R-4 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	12.44%
5 Years	rr_AverageAnnualReturnYear05	10.39%
10 Years	rr_AverageAnnualReturnYear10	9.06%
PFI Prospectus | Strategic Asset Management Conservative Growth Portfolio [Member] | SAM Conservative Growth Fund, Class R-5 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCWPX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.28%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.26%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.54%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.08%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 110
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	343
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	595
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,317
Label	rr_AverageAnnualReturnLabel	Class R-5 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	12.61%
5 Years	rr_AverageAnnualReturnYear05	10.53%
10 Years	rr_AverageAnnualReturnYear10	9.19%
PFI Prospectus | Strategic Asset Management Flexible Income Portfolio [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SAM (STRATEGIC ASSET MANAGEMENT) FLEXIBLE INCOME PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks to provide a high level of total return (consisting of reinvestment of income with some capital appreciation).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial intermediary and in “Choosing a Share Class and The Costs of Investing” beginning on page 425 of the Fund’s prospectus, Appendix B to the prospectus titled "Intermediary-Specific Sales Charge Waivers and Reductions", and “Multiple Class Structure” beginning on page 7 of the Fund’s Statement of Additional Information.
If you purchase Institutional Class shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund and each underlying fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the Fund and the underlying funds. During its most recent fiscal year, the Fund's portfolio turnover rate was 35.9% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	35.90%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A Shares of Principal Funds, Inc.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class C shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	With respect to Classes C and J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The SAM Portfolios operate as funds of funds and invest principally in funds and exchange-traded funds ("ETFs") of Principal Funds, Inc. and Principal Exchange-Traded Funds (“Underlying Funds”). Each SAM Portfolio generally categorizes each Underlying Fund as a fixed-income, equity, or specialty fund based on its investment profile. Each SAM Portfolio typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined by the SAM Portfolio in accordance with its outlook for the economy, the financial markets and the relative market valuations of the Underlying Funds. The asset class diversification of the SAM Portfolio is designed to moderate overall price volatility and cushion severe losses in any one investment sector.
The Portfolio generally invests:
•    between 55% and 95% of its assets in fixed-income funds, and less than 40% in any one fixed-income fund; such funds generally invest in fixed-income instruments such as high yield securities (or “junk” bonds), securitized products, and corporate bonds;
•    between 5% and 45% of its assets in equity funds, and less than 30% in any one equity fund; such funds generally invest in equity securities of domestic and foreign companies, including small, medium and large market capitalization companies, and growth and value stock; and
•    less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund; such funds generally offer unique combinations of traditional equity securities and fixed-income securities or use alternative investment strategies that aim to offer diversification beyond traditional equity and fixed-income securities and include investments in such assets as infrastructure, commodities, currencies, and natural resources companies.
The Portfolio may temporarily exceed these percentage ranges and may alter the percentage ranges when it deems appropriate.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The value of your investment in the Portfolio changes with the value of the Portfolio's investments. Many factors affect that value, and it is possible to lose money by investing in the Portfolio. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Principal Risks of Investing in a Fund of Funds
Fund of Funds Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies (for example, other mutual funds or exchange-traded funds) in which the Fund invests ("underlying funds"). The Fund's selection and weighting of asset classes and allocation of investments in underlying funds may cause it to underperform other funds with a similar investment objective. The Fund's performance and risks correspond directly to the performance and risks of the underlying funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the underlying funds will achieve their investment objectives. Management of the Fund entails potential conflicts of interest: the Fund invests in affiliated underlying funds; and the Advisor and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more Fund assets to underlying funds from which they receive higher fees.
Principal Risks due to the Portfolio's Investments in Underlying Funds
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer's sector or industry, or changes in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies.
•Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and generally increases when interest rates fall. Higher interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Redemption and Large Transaction Risk. Ownership of the fund's shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
		Securitized Products Risk. Investments in securitized products are subject to risks similar to traditional fixed income securities, such as credit, interest rate, liquidity, prepayment, extension, and default risk, as well as additional risks associated with the nature of the assets and the servicing of those assets. Unscheduled prepayments on securitized products may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com.The bar chart shows the investment returns of the Portfolio's Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Portfolio). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows, for each share class of the Portfolio and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Portfolio), how the Portfolio's average annual total returns compare with those of one or more broad measures of market performance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the investment returns of the Portfolio's Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Portfolio). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows, for each share class of the Portfolio and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Portfolio), how the Portfolio's average annual total returns compare with those of one or more broad measures of market performance.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Performance of a blended index shows how the Portfolio’s performance compares to a blend of indices with similar investment objectives. Performance of the components of the blended index are also shown. The weightings for SAM Flexible Income Blended Index are 75% Bloomberg Barclays U.S. Aggregate Bond Index, 20% Russell 3000®Index and 5% MSCI EAFE Index NTR.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns as of December 31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest return for a quarter during the period of the bar chart above:	Q2 2020	7.69%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(8.81)%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total ReturnsFor the periods ended December 31, 2020
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only and would be different for the other share classes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.Performance of a blended index shows how the Portfolio’s performance compares to a blend of indices with similar investment objectives. Performance of the components of the blended index are also shown. The weightings for SAM Flexible Income Blended Index are 75% Bloomberg Barclays U.S. Aggregate Bond Index, 20% Russell 3000®Index and 5% MSCI EAFE Index NTR.
PFI Prospectus | Strategic Asset Management Flexible Income Portfolio [Member] | Bloomberg Barclays U.S. Aggregate Bond Index [Member]
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	7.49%
5 Years	rr_AverageAnnualReturnYear05	4.43%
10 Years	rr_AverageAnnualReturnYear10	3.84%
PFI Prospectus | Strategic Asset Management Flexible Income Portfolio [Member] | Russell 3000 Index [Member]
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	20.84%
5 Years	rr_AverageAnnualReturnYear05	15.43%
10 Years	rr_AverageAnnualReturnYear10	13.79%
PFI Prospectus | Strategic Asset Management Flexible Income Portfolio [Member] | MSCI EAFE Index NTR Index [Member]
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)
Label	rr_AverageAnnualReturnLabel	MSCI EAFE Index NTR (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)
1 Year	rr_AverageAnnualReturnYear01	7.80%
5 Years	rr_AverageAnnualReturnYear05	7.45%
10 Years	rr_AverageAnnualReturnYear10	5.51%
PFI Prospectus | Strategic Asset Management Flexible Income Portfolio [Member] | SAM Flexible Income Blended Index [Member]
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(except as noted for MSCI EAFE Index NTR, reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	SAM Flexible Income Blended Index (except as noted for MSCI EAFE Index NTR, reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	10.74%
5 Years	rr_AverageAnnualReturnYear05	6.97%
10 Years	rr_AverageAnnualReturnYear10	6.07%
PFI Prospectus | Strategic Asset Management Flexible Income Portfolio [Member] | SAM Flexible Income Fund, Class A [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SAUPX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.28%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.07%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.49%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.09%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 482
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	709
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	953
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,654
Annual Return 2011	rr_AnnualReturn2011	2.91%
Annual Return 2012	rr_AnnualReturn2012	10.13%
Annual Return 2013	rr_AnnualReturn2013	7.16%
Annual Return 2014	rr_AnnualReturn2014	5.47%
Annual Return 2015	rr_AnnualReturn2015	(1.73%)
Annual Return 2016	rr_AnnualReturn2016	6.45%
Annual Return 2017	rr_AnnualReturn2017	7.81%
Annual Return 2018	rr_AnnualReturn2018	(2.48%)
Annual Return 2019	rr_AnnualReturn2019	12.87%
Annual Return 2020	rr_AnnualReturn2020	6.69%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.69%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.81%)
Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	2.66%
5 Years	rr_AverageAnnualReturnYear05	5.34%
10 Years	rr_AverageAnnualReturnYear10	5.03%
PFI Prospectus | Strategic Asset Management Flexible Income Portfolio [Member] | SAM Flexible Income Fund, Class A [Member] | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	1.68%
5 Years	rr_AverageAnnualReturnYear05	4.05%
10 Years	rr_AverageAnnualReturnYear10	3.70%
PFI Prospectus | Strategic Asset Management Flexible Income Portfolio [Member] | SAM Flexible Income Fund, Class A [Member] | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	1.82%
5 Years	rr_AverageAnnualReturnYear05	3.71%
10 Years	rr_AverageAnnualReturnYear10	3.48%
PFI Prospectus | Strategic Asset Management Flexible Income Portfolio [Member] | SAM Flexible Income Fund, Class C [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SCUPX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.28%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.09%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.49%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.86%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 289
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	585
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,006
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,979
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	189
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	585
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,006
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,979
Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	4.78%
5 Years	rr_AverageAnnualReturnYear05	5.34%
10 Years	rr_AverageAnnualReturnYear10	4.62%
PFI Prospectus | Strategic Asset Management Flexible Income Portfolio [Member] | SAM Flexible Income Fund, Class J [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PFIJX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.28%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.03%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.49%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.95%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 197
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	303
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	525
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,166
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	97
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	303
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	525
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,166
Label	rr_AverageAnnualReturnLabel	Class J Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	5.86%
5 Years	rr_AverageAnnualReturnYear05	6.33%
10 Years	rr_AverageAnnualReturnYear10	5.52%
PFI Prospectus | Strategic Asset Management Flexible Income Portfolio [Member] | SAM Flexible Income Fund, Institutional Class [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIFIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.28%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.04%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.49%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.81%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 83
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	259
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	450
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,002
Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	6.92%
5 Years	rr_AverageAnnualReturnYear05	6.45%
10 Years	rr_AverageAnnualReturnYear10	5.75%
PFI Prospectus | Strategic Asset Management Flexible Income Portfolio [Member] | SAM Flexible Income Fund, Class R-1 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PFIGX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.28%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.53%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.49%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.65%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 168
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	520
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	897
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,955
Label	rr_AverageAnnualReturnLabel	Class R-1 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	6.06%
5 Years	rr_AverageAnnualReturnYear05	5.55%
10 Years	rr_AverageAnnualReturnYear10	4.84%
PFI Prospectus | Strategic Asset Management Flexible Income Portfolio [Member] | SAM Flexible Income Fund, Class R-3 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PFIPX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.28%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.32%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.49%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.34%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 136
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	425
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	734
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,613
Label	rr_AverageAnnualReturnLabel	Class R-3 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	6.38%
5 Years	rr_AverageAnnualReturnYear05	5.89%
10 Years	rr_AverageAnnualReturnYear10	5.18%
PFI Prospectus | Strategic Asset Management Flexible Income Portfolio [Member] | SAM Flexible Income Fund, Class R-4 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PFILX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.28%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.28%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.49%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.15%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 117
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	365
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	633
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,398
Label	rr_AverageAnnualReturnLabel	Class R-4 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	6.66%
5 Years	rr_AverageAnnualReturnYear05	6.10%
10 Years	rr_AverageAnnualReturnYear10	5.38%
PFI Prospectus | Strategic Asset Management Flexible Income Portfolio [Member] | SAM Flexible Income Fund, Class R-5 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PFIFX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.28%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.26%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.49%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.03%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 105
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	328
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	569
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,259
Label	rr_AverageAnnualReturnLabel	Class R-5 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	6.71%
5 Years	rr_AverageAnnualReturnYear05	6.21%
10 Years	rr_AverageAnnualReturnYear10	5.51%
PFI Prospectus | Strategic Asset Management Strategic Growth Portfolio [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SAM (STRATEGIC ASSET MANAGEMENT) STRATEGIC GROWTH PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks to provide long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial intermediary and in “Choosing a Share Class and The Costs of Investing” beginning on page 425 of the Fund’s prospectus, Appendix B to the prospectus titled "Intermediary-Specific Sales Charge Waivers and Reductions", and “Multiple Class Structure” beginning on page 7 of the Fund’s Statement of Additional Information.
If you purchase Institutional Class shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund and each underlying fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the Fund and the underlying funds. During its most recent fiscal year, the Fund's portfolio turnover rate was 19.9% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	19.90%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of Principal Funds, Inc.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class C shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	With respect to Classes C and J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The SAM Portfolios operate as funds of funds and invest principally in funds and exchange-traded funds ("ETFs") of Principal Funds, Inc. and Principal Exchange-Traded Funds (“Underlying Funds”). Each SAM Portfolio generally categorizes each Underlying Fund as a fixed-income, equity, or specialty fund based on its investment profile. Each SAM Portfolio typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined by the SAM Portfolio in accordance with its outlook for the economy, the financial markets and the relative market valuations of the Underlying Funds. The asset class diversification of the SAM Portfolio is designed to moderate overall price volatility and cushion severe losses in any one investment sector.
The Portfolio generally invests:
•    between 75% and 100% of its assets in equity funds, and less than 50% in any one equity fund; such funds generally invest in equity securities of domestic and foreign companies (including in emerging markets), including small, medium and large market capitalization companies, and growth and value stock; and
•    less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund; such funds generally offer unique combinations of traditional equity securities or use alternative investment strategies that aim to offer diversification beyond traditional equity securities and include investments in such assets as infrastructure, commodities, currencies, and natural resources companies.
The Portfolio may temporarily exceed these percentage ranges and may alter the percentage ranges when it deems appropriate.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The value of your investment in the Portfolio changes with the value of the Portfolio's investments. Many factors affect that value, and it is possible to lose money by investing in the Portfolio. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Principal Risks of Investing in a Fund of Funds
Fund of Funds Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies (for example, other mutual funds or exchange-traded funds) in which the Fund invests ("underlying funds"). The Fund's selection and weighting of asset classes and allocation of investments in underlying funds may cause it to underperform other funds with a similar investment objective. The Fund's performance and risks correspond directly to the performance and risks of the underlying funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the underlying funds will achieve their investment objectives. Management of the Fund entails potential conflicts of interest: the Fund invests in affiliated underlying funds; and the Advisor and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more Fund assets to underlying funds from which they receive higher fees.
Principal Risks due to the Portfolio's Investments in Underlying Funds
Emerging Markets Risk. Investments in emerging markets may have more risk than those in developed markets because the emerging markets are less developed and more illiquid. Emerging markets can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile. The U.S. Securities and Exchange Commission, the U.S. Department of Justice, and other U.S. authorities may be limited in their ability to pursue bad actors in emerging markets, including with respect to fraud.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer's sector or industry, or changes in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies.
•Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
		Redemption and Large Transaction Risk. Ownership of the fund's shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com.The bar chart shows the investment returns of the Portfolio's Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Portfolio). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows, for each share class of the Portfolio and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Portfolio), how the Portfolio's average annual total returns compare with those of one or more broad measures of market performance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the investment returns of the Portfolio's Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Portfolio). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows, for each share class of the Portfolio and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Portfolio), how the Portfolio's average annual total returns compare with those of one or more broad measures of market performance.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Performance of a blended index shows how the Portfolio’s performance compares to a blend of indices with similar investment objectives. Performance of the components of the blended index are also shown. The weightings for SAM Strategic Growth Blended Index are 70% Russell 3000® Index, 25% MSCI EAFE Index NTR and 5% Bloomberg Barclays U.S. Aggregate Bond Index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns as of December 31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest return for a quarter during the period of the bar chart above:	Q2 2020	19.17%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(22.15)%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total ReturnsFor the periods ended December 31, 2020
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only and would be different for the other share classes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.Performance of a blended index shows how the Portfolio’s performance compares to a blend of indices with similar investment objectives. Performance of the components of the blended index are also shown. The weightings for SAM Strategic Growth Blended Index are 70% Russell 3000® Index, 25% MSCI EAFE Index NTR and 5% Bloomberg Barclays U.S. Aggregate Bond Index.
PFI Prospectus | Strategic Asset Management Strategic Growth Portfolio [Member] | Bloomberg Barclays U.S. Aggregate Bond Index [Member]
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	7.49%
5 Years	rr_AverageAnnualReturnYear05	4.43%
10 Years	rr_AverageAnnualReturnYear10	3.84%
PFI Prospectus | Strategic Asset Management Strategic Growth Portfolio [Member] | Russell 3000 Index [Member]
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	20.84%
5 Years	rr_AverageAnnualReturnYear05	15.43%
10 Years	rr_AverageAnnualReturnYear10	13.79%
PFI Prospectus | Strategic Asset Management Strategic Growth Portfolio [Member] | MSCI EAFE Index NTR Index [Member]
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)
Label	rr_AverageAnnualReturnLabel	MSCI EAFE Index NTR (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)
1 Year	rr_AverageAnnualReturnYear01	7.80%
5 Years	rr_AverageAnnualReturnYear05	7.45%
10 Years	rr_AverageAnnualReturnYear10	5.51%
PFI Prospectus | Strategic Asset Management Strategic Growth Portfolio [Member] | SAM Strategic Growth Blended Index [Member]
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(except as noted for MSCI EAFE Index NTR, reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	SAM Strategic Growth Blended Index (except as noted for MSCI EAFE Index NTR, reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	17.01%
5 Years	rr_AverageAnnualReturnYear05	12.94%
10 Years	rr_AverageAnnualReturnYear10	11.27%
PFI Prospectus | Strategic Asset Management Strategic Growth Portfolio [Member] | SAM Strategic Growth Fund, Class A [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SACAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.28%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.09%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.60%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.22%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 667
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	916
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,183
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,946
Annual Return 2011	rr_AnnualReturn2011	(2.30%)
Annual Return 2012	rr_AnnualReturn2012	14.90%
Annual Return 2013	rr_AnnualReturn2013	26.98%
Annual Return 2014	rr_AnnualReturn2014	8.11%
Annual Return 2015	rr_AnnualReturn2015	(2.19%)
Annual Return 2016	rr_AnnualReturn2016	5.72%
Annual Return 2017	rr_AnnualReturn2017	21.69%
Annual Return 2018	rr_AnnualReturn2018	(8.93%)
Annual Return 2019	rr_AnnualReturn2019	26.86%
Annual Return 2020	rr_AnnualReturn2020	15.11%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.17%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.15%)
Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	8.75%
5 Years	rr_AverageAnnualReturnYear05	10.09%
10 Years	rr_AverageAnnualReturnYear10	9.31%
PFI Prospectus | Strategic Asset Management Strategic Growth Portfolio [Member] | SAM Strategic Growth Fund, Class A [Member] | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	7.76%
5 Years	rr_AverageAnnualReturnYear05	8.17%
10 Years	rr_AverageAnnualReturnYear10	7.78%
PFI Prospectus | Strategic Asset Management Strategic Growth Portfolio [Member] | SAM Strategic Growth Fund, Class A [Member] | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	5.91%
5 Years	rr_AverageAnnualReturnYear05	7.58%
10 Years	rr_AverageAnnualReturnYear10	7.24%
PFI Prospectus | Strategic Asset Management Strategic Growth Portfolio [Member] | SAM Strategic Growth Fund, Class C [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SWHCX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.28%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.12%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.60%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 303
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	627
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,078
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,126
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	203
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	627
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,078
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,126
Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	13.23%
5 Years	rr_AverageAnnualReturnYear05	10.48%
10 Years	rr_AverageAnnualReturnYear10	9.10%
PFI Prospectus | Strategic Asset Management Strategic Growth Portfolio [Member] | SAM Strategic Growth Fund, Class J [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSWJX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.28%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.06%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.60%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.09%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 211
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	347
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	601
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,329
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	111
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	347
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	601
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,329
Label	rr_AverageAnnualReturnLabel	Class J Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	14.22%
5 Years	rr_AverageAnnualReturnYear05	11.52%
10 Years	rr_AverageAnnualReturnYear10	10.05%
PFI Prospectus | Strategic Asset Management Strategic Growth Portfolio [Member] | SAM Strategic Growth Fund, Institutional Class [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSWIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.28%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.02%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.60%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.90%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 92
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	287
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	498
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,108
Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	15.45%
5 Years	rr_AverageAnnualReturnYear05	11.71%
10 Years	rr_AverageAnnualReturnYear10	10.33%
PFI Prospectus | Strategic Asset Management Strategic Growth Portfolio [Member] | SAM Strategic Growth Fund, Class R-1 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSGGX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.28%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.53%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.60%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.76%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 179
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	554
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	954
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,073
Label	rr_AverageAnnualReturnLabel	Class R-1 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	14.16%
5 Years	rr_AverageAnnualReturnYear05	10.68%
10 Years	rr_AverageAnnualReturnYear10	9.34%
PFI Prospectus | Strategic Asset Management Strategic Growth Portfolio [Member] | SAM Strategic Growth Fund, Class R-3 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSGPX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.28%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.32%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.60%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.45%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 148
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	459
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	792
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,735
Label	rr_AverageAnnualReturnLabel	Class R-3 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	14.80%
5 Years	rr_AverageAnnualReturnYear05	11.08%
10 Years	rr_AverageAnnualReturnYear10	9.72%
PFI Prospectus | Strategic Asset Management Strategic Growth Portfolio [Member] | SAM Strategic Growth Fund, Class R-4 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSGLX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.28%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.28%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.60%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.26%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 128
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	400
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	692
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,523
Label	rr_AverageAnnualReturnLabel	Class R-4 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	15.02%
5 Years	rr_AverageAnnualReturnYear05	11.30%
10 Years	rr_AverageAnnualReturnYear10	9.92%
PFI Prospectus | Strategic Asset Management Strategic Growth Portfolio [Member] | SAM Strategic Growth Fund, Class R-5 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSGFX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.28%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.26%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.60%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.14%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 116
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	362
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	628
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,386
Label	rr_AverageAnnualReturnLabel	Class R-5 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	15.15%
5 Years	rr_AverageAnnualReturnYear05	11.43%
10 Years	rr_AverageAnnualReturnYear10	10.05%
PFI Prospectus | Short-Term Income Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SHORT-TERM INCOME FUND
Objective [Heading]	rr_ObjectiveHeading	Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide as high a level of current income as is consistent with prudent investment management and stability of principal.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	his table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial intermediary and in “Choosing a Share Class and The Costs of Investing” beginning on page 425 of the Fund’s prospectus, Appendix B to the prospectus titled "Intermediary-Specific Sales Charge Waivers and Reductions", and “Multiple Class Structure” beginning on page 7 of the Fund’s Statement of Additional Information.If you purchase Institutional Class shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 76.0% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	76.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A Shares of Principal Funds, Inc.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Fees have been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class C shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	With respect to Classes C and J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests primarily in high quality short-term bonds and other fixed-income securities that, at the time of purchase, are rated BBB- or higher by S&P Global Ratings ("S&P Global") or Baa3 or higher by Moody's Investors Service, Inc. ("Moody's") (if securities are rated differently by S&P Global and Moody's, the highest rating is used; or, if unrated, in the opinion of those selecting such investments, are of comparable quality). The Fund's investments also include corporate securities, government securities, and mortgage-backed and asset-backed securities (securitized products). The Fund invests in foreign securities.
Under normal circumstances, the Fund maintains an effective maturity of five years or less and an average portfolio duration that is within ±15% of the duration of the Bloomberg Barclays Credit 1-3 Year Index, which as of December 31, 2020 was 1.84 years.
The Fund invests in derivatives, including Treasury futures, to manage the fixed-income exposure. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and result in disproportionate losses that may be substantially greater than a fund's initial investment.
•Futures. These derivative instruments involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the fund and the price of the instruments; possible lack of a liquid secondary market for an instrument and the resulting inability to close it when desired; counterparty risk; and if the fund has insufficient cash, it may have to sell securities from its portfolio to meet any applicable daily variation margin requirements.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and generally increases when interest rates fall. Higher interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Real Estate Securities Risk. Investing in real estate securities subjects the fund to the risks associated with the real estate market (which are similar to the risks associated with direct ownership in real estate), including declines in real estate values, loss due to casualty or condemnation, property taxes, interest rate changes, increased expenses, cash flow of underlying real estate assets, regulatory changes (including zoning, land use and rents), and environmental problems, as well as to the risks related to the management skill and creditworthiness of the issuer.
Redemption and Large Transaction Risk. Ownership of the fund's shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Securitized Products Risk. Investments in securitized products are subject to risks similar to traditional fixed income securities, such as credit, interest rate, liquidity, prepayment, extension, and default risk, as well as additional risks associated with the nature of the assets and the servicing of those assets. Unscheduled prepayments on securitized products may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
		U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. government.
Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com.The bar chart shows the investment returns of the Fund's Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund's average annual total returns compare with those of one or more broad measures of market performance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the investment returns of the Fund's Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund's average annual total returns compare with those of one or more broad measures of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns as of December 31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest return for a quarter during the period of the bar chart above:	Q2 2020	3.37%
Lowest return for a quarter during the period of the bar chart above:	Q3 2011	(0.86)%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total ReturnsFor the periods ended December 31, 2020
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only and would be different for the other share classes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.
PFI Prospectus | Short-Term Income Fund [Member] | Bloomberg Barclays Credit 1-3 Year Index [Member]
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Bloomberg Barclays Credit 1-3 Year Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	3.68%
5 Years	rr_AverageAnnualReturnYear05	2.81%
10 Years	rr_AverageAnnualReturnYear10	2.29%
PFI Prospectus | Short-Term Income Fund [Member] | Short-Term Income Fund, Class A [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SRHQX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.25%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.40%	[65]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.11%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.66%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[66]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.66%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 291
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	431
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	584
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,029
Annual Return 2011	rr_AnnualReturn2011	1.03%
Annual Return 2012	rr_AnnualReturn2012	4.92%
Annual Return 2013	rr_AnnualReturn2013	0.84%
Annual Return 2014	rr_AnnualReturn2014	1.34%
Annual Return 2015	rr_AnnualReturn2015	0.45%
Annual Return 2016	rr_AnnualReturn2016	2.25%
Annual Return 2017	rr_AnnualReturn2017	1.80%
Annual Return 2018	rr_AnnualReturn2018	0.90%
Annual Return 2019	rr_AnnualReturn2019	4.50%
Annual Return 2020	rr_AnnualReturn2020	3.85%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.37%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.86%)
Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	1.54%
5 Years	rr_AverageAnnualReturnYear05	2.18%
10 Years	rr_AverageAnnualReturnYear10	1.94%
PFI Prospectus | Short-Term Income Fund [Member] | Short-Term Income Fund, Class A [Member] | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	0.67%
5 Years	rr_AverageAnnualReturnYear05	1.36%
10 Years	rr_AverageAnnualReturnYear10	1.21%
PFI Prospectus | Short-Term Income Fund [Member] | Short-Term Income Fund, Class A [Member] | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	0.93%
5 Years	rr_AverageAnnualReturnYear05	1.31%
10 Years	rr_AverageAnnualReturnYear10	1.17%
PFI Prospectus | Short-Term Income Fund [Member] | Short-Term Income Fund, Class C [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	STCCX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.40%	[65]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.15%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.55%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[66]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.55%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 258
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	490
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	845
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,605
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	158
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	490
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	845
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,605
Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	1.93%
5 Years	rr_AverageAnnualReturnYear05	1.74%
10 Years	rr_AverageAnnualReturnYear10	1.29%
PFI Prospectus | Short-Term Income Fund [Member] | Short-Term Income Fund, Class J [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSJIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.40%	[65]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.12%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.67%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[66]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.67%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 168
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	214
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	373
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	835
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	68
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	214
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	373
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 835
Label	rr_AverageAnnualReturnLabel	Class J Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	2.79%
5 Years	rr_AverageAnnualReturnYear05	2.65%
10 Years	rr_AverageAnnualReturnYear10	2.12%
PFI Prospectus | Short-Term Income Fund [Member] | Short-Term Income Fund, Institutional Class [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSHIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.40%	[65]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.03%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.43%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[66]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.43%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 44
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	138
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	241
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 542
Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	4.01%
5 Years	rr_AverageAnnualReturnYear05	2.89%
10 Years	rr_AverageAnnualReturnYear10	2.45%
PFI Prospectus | Short-Term Income Fund [Member] | Short-Term Income Fund, Class R-1 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSIMX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.40%	[65]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.53%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.28%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[66]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.28%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 130
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	406
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	702
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,545
Label	rr_AverageAnnualReturnLabel	Class R-1 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	3.12%
5 Years	rr_AverageAnnualReturnYear05	2.01%
10 Years	rr_AverageAnnualReturnYear10	1.58%
PFI Prospectus | Short-Term Income Fund [Member] | Short-Term Income Fund, Class R-3 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSIOX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.40%	[65]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.32%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.97%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[66]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.97%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 99
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	309
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	536
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,190
Label	rr_AverageAnnualReturnLabel	Class R-3 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	3.44%
5 Years	rr_AverageAnnualReturnYear05	2.34%
10 Years	rr_AverageAnnualReturnYear10	1.90%
PFI Prospectus | Short-Term Income Fund [Member] | Short-Term Income Fund, Class R-4 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSIPX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.40%	[65]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.28%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.78%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[66]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.78%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 80
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	249
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	433
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 966
Label	rr_AverageAnnualReturnLabel	Class R-4 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	3.64%
5 Years	rr_AverageAnnualReturnYear05	2.52%
10 Years	rr_AverageAnnualReturnYear10	2.08%
PFI Prospectus | Short-Term Income Fund [Member] | Short-Term Income Fund, Class R-5 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSIQX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.40%	[65]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.26%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.66%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[66]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.66%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 67
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	211
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	368
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 822
Label	rr_AverageAnnualReturnLabel	Class R-5 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	3.76%
5 Years	rr_AverageAnnualReturnYear05	2.64%
10 Years	rr_AverageAnnualReturnYear10	2.22%
PFI Prospectus | SmallCap Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SMALLCAP FUND
Objective [Heading]	rr_ObjectiveHeading	Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial intermediary and in “Choosing a Share Class and The Costs of Investing” beginning on page 425 of the Fund’s prospectus, Appendix B to the prospectus titled "Intermediary-Specific Sales Charge Waivers and Reductions", and “Multiple Class Structure” beginning on page 7 of the Fund’s Statement of Additional Information.
If you purchase Institutional Class or Class R-6 shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 41.6% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	41.60%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of Principal Funds, Inc.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class C shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	With respect to Classes C and J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with small market capitalizations at the time of purchase. For this Fund, companies with small market capitalizations are those with market capitalizations within the range of companies comprising the Russell 2000® Index (as of December 31, 2020, this range was between approximately $43.0 million and $15.5 billion). Those managing the Fund’s investments seek to invest in securities of companies that they believe have improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuations.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer's sector or industry, or changes in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies.
		Redemption and Large Transaction Risk. Ownership of the fund's shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
For periods prior to the inception date of Class R-6 shares (November 22, 2016), the performance shown in the table for Class R-6 shares is that of the Fund's Class R-3 shares, adjusted to reflect the fees and expenses of Class R-6 shares. However, where the adjustment for fees and expenses results in performance for Class R-6 shares that is higher than the historical performance of the Class R-3 shares, the historical performance of the Class R-3 shares is used. These adjustments result in performance for such periods that is no higher than the historical performance of the Class R-3 shares.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns as of December 31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest return for a quarter during the period of the bar chart above:	Q2 2020	28.39%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(30.54)%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total ReturnsFor the periods ended December 31, 2020
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only and would be different for the other share classes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.
PFI Prospectus | SmallCap Fund [Member] | Russell 2000 Index [Member]
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Russell 2000 Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	19.92%
5 Years	rr_AverageAnnualReturnYear05	13.25%
10 Years	rr_AverageAnnualReturnYear10	11.20%
PFI Prospectus | SmallCap Fund [Member] | SmallCap Fund, Class A [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLLAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.18%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.18%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[67]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.18%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 664
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	904
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,163
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,903
Annual Return 2011	rr_AnnualReturn2011	(2.17%)
Annual Return 2012	rr_AnnualReturn2012	14.14%
Annual Return 2013	rr_AnnualReturn2013	47.50%
Annual Return 2014	rr_AnnualReturn2014	4.51%
Annual Return 2015	rr_AnnualReturn2015	(0.48%)
Annual Return 2016	rr_AnnualReturn2016	16.79%
Annual Return 2017	rr_AnnualReturn2017	12.41%
Annual Return 2018	rr_AnnualReturn2018	(11.00%)
Annual Return 2019	rr_AnnualReturn2019	27.07%
Annual Return 2020	rr_AnnualReturn2020	21.63%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	28.39%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(30.54%)
Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	14.92%
5 Years	rr_AverageAnnualReturnYear05	11.29%
10 Years	rr_AverageAnnualReturnYear10	11.32%
PFI Prospectus | SmallCap Fund [Member] | SmallCap Fund, Class A [Member] | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	14.30%
5 Years	rr_AverageAnnualReturnYear05	9.44%
10 Years	rr_AverageAnnualReturnYear10	9.78%
PFI Prospectus | SmallCap Fund [Member] | SmallCap Fund, Class A [Member] | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	9.26%
5 Years	rr_AverageAnnualReturnYear05	8.48%
10 Years	rr_AverageAnnualReturnYear10	8.91%
PFI Prospectus | SmallCap Fund [Member] | SmallCap Fund, Class C [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSMCX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.28%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.03%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[67]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.03%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 306
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	637
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,093
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,140
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	206
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	637
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,093
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,140
Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	19.57%
5 Years	rr_AverageAnnualReturnYear05	11.63%
10 Years	rr_AverageAnnualReturnYear10	11.05%
PFI Prospectus | SmallCap Fund [Member] | SmallCap Fund, Class J [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSBJX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.16%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.06%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[67]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.06%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 208
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	337
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	585
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,294
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	108
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	337
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	585
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,294
Label	rr_AverageAnnualReturnLabel	Class J Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	20.78%
5 Years	rr_AverageAnnualReturnYear05	12.74%
10 Years	rr_AverageAnnualReturnYear10	12.12%
PFI Prospectus | SmallCap Fund [Member] | SmallCap Fund, Institutional Class [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSLIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.12%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.87%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[67]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.85%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 87
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	276
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	480
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,071
Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	21.97%
5 Years	rr_AverageAnnualReturnYear05	12.98%
10 Years	rr_AverageAnnualReturnYear10	12.45%
PFI Prospectus | SmallCap Fund [Member] | SmallCap Fund, Class R-1 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSABX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.53%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.63%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[67]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.63%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 166
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	514
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	887
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,933
Label	rr_AverageAnnualReturnLabel	Class R-1 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	21.07%
5 Years	rr_AverageAnnualReturnYear05	12.07%
10 Years	rr_AverageAnnualReturnYear10	11.53%
PFI Prospectus | SmallCap Fund [Member] | SmallCap Fund, Class R-3 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSBMX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.32%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.32%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[67]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.32%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 134
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	418
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	723
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,590
Label	rr_AverageAnnualReturnLabel	Class R-3 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	21.46%
5 Years	rr_AverageAnnualReturnYear05	12.41%
10 Years	rr_AverageAnnualReturnYear10	11.88%
PFI Prospectus | SmallCap Fund [Member] | SmallCap Fund, Class R-4 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSBSX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.28%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.13%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[67]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.13%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 115
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	359
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	622
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,375
Label	rr_AverageAnnualReturnLabel	Class R-4 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	21.65%
5 Years	rr_AverageAnnualReturnYear05	12.62%
10 Years	rr_AverageAnnualReturnYear10	12.08%
PFI Prospectus | SmallCap Fund [Member] | SmallCap Fund, Class R-5 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSBPX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.26%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.01%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[67]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.01%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 103
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	322
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	558
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,236
Label	rr_AverageAnnualReturnLabel	Class R-5 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	21.77%
5 Years	rr_AverageAnnualReturnYear05	12.76%
10 Years	rr_AverageAnnualReturnYear10	12.22%
PFI Prospectus | SmallCap Fund [Member] | SmallCap Fund, Class R-6 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSMLX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.03%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.78%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[67]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.77%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 79
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	248
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	432
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 965
Label	rr_AverageAnnualReturnLabel	Class R-6 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	22.09%
5 Years	rr_AverageAnnualReturnYear05	12.92%
10 Years	rr_AverageAnnualReturnYear10	12.13%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 22, 2016
PFI Prospectus | SmallCap Growth Fund I [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SMALLCAP GROWTH FUND I
Objective [Heading]	rr_ObjectiveHeading	Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. If you purchase Institutional Class or Class R-6 shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 67.6% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	67.60%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Fees have been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	With respect to Class J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with small market capitalizations at the time of purchase. For this Fund, companies with small market capitalizations are those with market capitalizations equal to or smaller than the greater of: 1) $6.0 billion or 2) the highest market capitalization of the companies comprising the Russell 2000® Growth Index (as of December 31, 2020, this range was between approximately $43.0 million and $15.5 billion). The Fund invests in growth equity securities, an investment strategy that emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average.
The Fund is primarily actively managed by the sub-advisors. In addition, Principal Global Investors, LLC may invest up to 30% of the Fund's assets using an index sampling strategy designed to match the performance of the Russell 2000® Growth Index.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer's sector or industry, or changes in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies.
Passive Strategy Risk. A portion of the fund seeks to match the performance of a specified index. However, the correlation between the performance of this portion of the fund and index performance may be affected by many factors, such as fund expenses, the timing of cash flows into and out of the fund, changes in securities markets, and changes in the composition of the index.
		Redemption and Large Transaction Risk. Ownership of the fund's shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
For periods prior to the inception date of Class R-6 shares (November 25, 2014), the performance shown in the table for Class R-6 shares is that of the Fund's Institutional Class shares, adjusted to reflect the fees and expenses of Class R-6 shares. These adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest return for a quarter during the period of the bar chart above:	Q2 2020	33.84%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(22.08)%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total ReturnsFor the periods ended December 31, 2020
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
PFI Prospectus | SmallCap Growth Fund I [Member] | Russell 2000 Growth Index [Member]
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Russell 2000 Growth Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	34.55%
5 Years	rr_AverageAnnualReturnYear05	16.36%
10 Years	rr_AverageAnnualReturnYear10	13.48%
PFI Prospectus | SmallCap Growth Fund I [Member] | SmallCap Growth Fund I, Class J [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSIJX
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.85%	[68]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.18%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.18%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[69],[70]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.16%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 218
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	373
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	647
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,430
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	118
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	373
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	647
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,430
Label	rr_AverageAnnualReturnLabel	Class J Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	40.75%
5 Years	rr_AverageAnnualReturnYear05	19.55%
10 Years	rr_AverageAnnualReturnYear10	14.95%
PFI Prospectus | SmallCap Growth Fund I [Member] | SmallCap Growth Fund I, Institutional Class [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PGRTX
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.85%	[68]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.11%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.96%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[69],[70]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.94%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 96
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	304
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	529
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,176
Annual Return 2011	rr_AnnualReturn2011	0.54%
Annual Return 2012	rr_AnnualReturn2012	14.63%
Annual Return 2013	rr_AnnualReturn2013	43.00%
Annual Return 2014	rr_AnnualReturn2014	1.54%
Annual Return 2015	rr_AnnualReturn2015	1.19%
Annual Return 2016	rr_AnnualReturn2016	9.25%
Annual Return 2017	rr_AnnualReturn2017	26.32%
Annual Return 2018	rr_AnnualReturn2018	(5.42%)
Annual Return 2019	rr_AnnualReturn2019	33.59%
Annual Return 2020	rr_AnnualReturn2020	42.06%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	33.84%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.08%)
Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	42.06%
5 Years	rr_AverageAnnualReturnYear05	19.89%
10 Years	rr_AverageAnnualReturnYear10	15.42%
PFI Prospectus | SmallCap Growth Fund I [Member] | SmallCap Growth Fund I, Institutional Class [Member] | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	40.32%
5 Years	rr_AverageAnnualReturnYear05	17.56%
10 Years	rr_AverageAnnualReturnYear10	13.06%
PFI Prospectus | SmallCap Growth Fund I [Member] | SmallCap Growth Fund I, Institutional Class [Member] | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	25.83%
5 Years	rr_AverageAnnualReturnYear05	15.41%
10 Years	rr_AverageAnnualReturnYear10	12.03%
PFI Prospectus | SmallCap Growth Fund I [Member] | SmallCap Growth Fund I, Class R-1 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PNASX
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.85%	[68]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.54%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.74%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[69],[70]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.72%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 175
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	546
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	942
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,050
Label	rr_AverageAnnualReturnLabel	Class R-1 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	40.90%
5 Years	rr_AverageAnnualReturnYear05	18.89%
10 Years	rr_AverageAnnualReturnYear10	14.44%
PFI Prospectus | SmallCap Growth Fund I [Member] | SmallCap Growth Fund I, Class R-3 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPNMX
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.85%	[68]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.33%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.43%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[69],[70]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.41%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 144
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	450
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	780
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,711
Label	rr_AverageAnnualReturnLabel	Class R-3 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	41.34%
5 Years	rr_AverageAnnualReturnYear05	19.27%
10 Years	rr_AverageAnnualReturnYear10	14.79%
PFI Prospectus | SmallCap Growth Fund I [Member] | SmallCap Growth Fund I, Class R-4 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPNSX
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.85%	[68]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.29%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.24%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[69],[70]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.22%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 124
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	391
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	679
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,498
Label	rr_AverageAnnualReturnLabel	Class R-4 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	41.70%
5 Years	rr_AverageAnnualReturnYear05	19.48%
10 Years	rr_AverageAnnualReturnYear10	15.01%
PFI Prospectus | SmallCap Growth Fund I [Member] | SmallCap Growth Fund I, Class R-5 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPNPX
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.85%	[68]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.27%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.12%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[69],[70]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.10%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 112
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	354
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	615
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,361
Label	rr_AverageAnnualReturnLabel	Class R-5 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	41.91%
5 Years	rr_AverageAnnualReturnYear05	19.63%
10 Years	rr_AverageAnnualReturnYear10	15.15%
PFI Prospectus | SmallCap Growth Fund I [Member] | SmallCap Growth Fund I, Class R-6 Shares [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCSMX
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.85%	[68]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.86%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[69],[70]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.84%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 86
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	272
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	475
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,059
Label	rr_AverageAnnualReturnLabel	Class R-6 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	42.27%
5 Years	rr_AverageAnnualReturnYear05	19.93%
10 Years	rr_AverageAnnualReturnYear10	15.42%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 25, 2014
PFI Prospectus | SmallCap S&P 600 Index Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SMALLCAP S&P 600 INDEX FUND
Objective [Heading]	rr_ObjectiveHeading	Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
If you purchase Institutional Class or Class R-6 shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 21.4% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	21.40%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	With respect to Class J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that compose the Standard & Poor's ("S&P") SmallCap 600 Index (the "Index") at the time of purchase. The Fund will not concentrate (i.e., invest more than 25% of its assets) its investments in a particular industry except to the extent the Index is so concentrated. The Index is designed to represent U.S. equities with risk/return characteristics of the small cap universe. As of December 31, 2020, the market capitalization range of the companies comprising the Index was between approximately $146.4 million and $6.3 billion. Each component stock of the Index is weighted in proportion to its total market value. The Index is rebalanced quarterly.
The Fund employs a passive investment approach designed to attempt to track the performance of the Index. In seeking its objective, the Fund typically employs a replication strategy which involves investing in all the securities that make up the Index, in the same proportions as the Index.
The Fund uses derivative strategies and invests in exchange-traded funds ("ETFs"). A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. Specifically, the Fund invests in index futures and equity ETFs on a daily basis to gain exposure to the Index in an effort to minimize tracking error relative to the benchmark.
Note:    "Standard & Poor's SmallCap 600" and "S&P SmallCap 600" are trademarks of S&P Global and have been licensed by Principal. The Fund is not sponsored, endorsed, sold or promoted by S&P Global and S&P Global makes no representation regarding the advisability of investing in the Fund.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and result in disproportionate losses that may be substantially greater than a fund's initial investment.
•Futures. These derivative instruments involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the fund and the price of the instruments; possible lack of a liquid secondary market for an instrument and the resulting inability to close it when desired; counterparty risk; and if the fund has insufficient cash, it may have to sell securities from its portfolio to meet any applicable daily variation margin requirements.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer's sector or industry, or changes in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies.
Index Fund Risk. Index funds use a passive investment approach and generally do not attempt to manage market volatility, use defensive strategies, or reduce the effect of any long-term periods of poor investment performance. Therefore, the Fund may hold securities that present risks that an investment advisor researching individual securities might seek to avoid. An index fund has operating and other expenses while an index does not. As a result, over time, index funds tend to underperform the index. The correlation between fund performance and index performance may also be affected by the type of passive investment approach used by a fund (sampling or replication), changes in securities markets, changes in the composition of the index, and the timing of purchases and sales of fund shares. Errors or delays in compiling or rebalancing the Index may impact the performance of the Fund and increase transaction costs.
Industry Concentration Risk. A fund that concentrates investments in a particular industry or group of industries has greater exposure than other funds to market, economic and other factors affecting that industry or group of industries.
Investment Company Securities Risk. A fund that invests in another investment company (for example, another fund or an exchange-traded fund (“ETF”)) is subject to the risks associated with direct ownership of the securities in which such investment company invests. Fund shareholders indirectly bear their proportionate share of the expenses of each such investment company.
		Redemption and Large Transaction Risk. Ownership of the fund's shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
		For periods prior to the inception date of Class R-6 shares (November 22, 2016), the performance shown in the table for Class R-6 shares is that of the Fund’s Class R-3 shares, adjusted to reflect the fees and expenses of Class R-6 shares. However, where the adjustment for fees and expenses results in performance for Class R-6 shares that is higher than the historical performance of the Class R-3 shares, the historical performance of the Class R-3 shares is used. These adjustments result in performance for such periods that is no higher than the historical performance of the Class R-3 shares.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest return for a quarter during the period of the bar chart above:	Q4 2020	31.18%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(32.65)%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total ReturnsFor the periods ended December 31, 2020
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
PFI Prospectus | SmallCap S&P 600 Index Fund [Member] | S&P SmallCap 600 Index [Member]
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	S&P SmallCap 600 Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	11.26%
5 Years	rr_AverageAnnualReturnYear05	12.37%
10 Years	rr_AverageAnnualReturnYear10	11.92%
PFI Prospectus | SmallCap S&P 600 Index Fund [Member] | SmallCap S&P 600 Index Fund, Class J [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSSJX
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.15%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.15%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.45%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[71]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.45%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 146
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	144
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	252
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	567
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	46
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	144
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	252
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 567
Label	rr_AverageAnnualReturnLabel	Class J Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	10.02%
5 Years	rr_AverageAnnualReturnYear05	11.93%
10 Years	rr_AverageAnnualReturnYear10	11.34%
PFI Prospectus | SmallCap S&P 600 Index Fund [Member] | SmallCap S&P 600 Index Fund, Institutional Class [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSSIX
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.15%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.09%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.24%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[71]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.21%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 22
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	74
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	132
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 303
Annual Return 2011	rr_AnnualReturn2011	0.72%
Annual Return 2012	rr_AnnualReturn2012	16.10%
Annual Return 2013	rr_AnnualReturn2013	40.90%
Annual Return 2014	rr_AnnualReturn2014	5.52%
Annual Return 2015	rr_AnnualReturn2015	(2.22%)
Annual Return 2016	rr_AnnualReturn2016	26.18%
Annual Return 2017	rr_AnnualReturn2017	13.01%
Annual Return 2018	rr_AnnualReturn2018	(8.74%)
Annual Return 2019	rr_AnnualReturn2019	22.58%
Annual Return 2020	rr_AnnualReturn2020	11.22%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	31.18%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(32.65%)
Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	11.22%
5 Years	rr_AverageAnnualReturnYear05	12.15%
10 Years	rr_AverageAnnualReturnYear10	11.67%
PFI Prospectus | SmallCap S&P 600 Index Fund [Member] | SmallCap S&P 600 Index Fund, Institutional Class [Member] | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	10.60%
5 Years	rr_AverageAnnualReturnYear05	10.25%
10 Years	rr_AverageAnnualReturnYear10	10.13%
PFI Prospectus | SmallCap S&P 600 Index Fund [Member] | SmallCap S&P 600 Index Fund, Institutional Class [Member] | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	6.99%
5 Years	rr_AverageAnnualReturnYear05	9.32%
10 Years	rr_AverageAnnualReturnYear10	9.29%
PFI Prospectus | SmallCap S&P 600 Index Fund [Member] | SmallCap S&P 600 Index Fund, Class R-1 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSAPX
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.15%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.54%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.04%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[71]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.04%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 106
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	331
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	574
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,271
Label	rr_AverageAnnualReturnLabel	Class R-1 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	10.33%
5 Years	rr_AverageAnnualReturnYear05	11.24%
10 Years	rr_AverageAnnualReturnYear10	10.75%
PFI Prospectus | SmallCap S&P 600 Index Fund [Member] | SmallCap S&P 600 Index Fund, Class R-3 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSSMX
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.15%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.33%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.73%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[71]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.73%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 75
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	233
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	406
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 906
Label	rr_AverageAnnualReturnLabel	Class R-3 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	10.66%
5 Years	rr_AverageAnnualReturnYear05	11.60%
10 Years	rr_AverageAnnualReturnYear10	11.10%
PFI Prospectus | SmallCap S&P 600 Index Fund [Member] | SmallCap S&P 600 Index Fund, Class R-4 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSSSX
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.15%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.29%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.54%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[71]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.54%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 55
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	173
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	302
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 677
Label	rr_AverageAnnualReturnLabel	Class R-4 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	10.87%
5 Years	rr_AverageAnnualReturnYear05	11.80%
10 Years	rr_AverageAnnualReturnYear10	11.31%
PFI Prospectus | SmallCap S&P 600 Index Fund [Member] | SmallCap S&P 600 Index Fund, Class R-5 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSSPX
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.15%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.27%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.42%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[71]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.42%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 43
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	135
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	235
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 530
Label	rr_AverageAnnualReturnLabel	Class R-5 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	11.04%
5 Years	rr_AverageAnnualReturnYear05	11.94%
10 Years	rr_AverageAnnualReturnYear10	11.45%
PFI Prospectus | SmallCap S&P 600 Index Fund [Member] | SmallCap S&P 600 Index Fund, Class R-6 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSPIX
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.15%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.16%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[71]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.16%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 16
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	52
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	90
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 205
Label	rr_AverageAnnualReturnLabel	Class R-6 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	11.30%
5 Years	rr_AverageAnnualReturnYear05	12.10%
10 Years	rr_AverageAnnualReturnYear10	11.35%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 22, 2016
PFI Prospectus | SmallCap Value Fund II [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SMALLCAP VALUE FUND II
Objective [Heading]	rr_ObjectiveHeading	Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
If you purchase Institutional Class or Class R-6 shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 92.2% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	92.20%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Fees have been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	With respect to Class J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with small market capitalizations at the time of purchase. For this Fund, companies with small market capitalizations are those with market capitalizations of one or both of the following: $3.5 billion or less, or within the range of companies composing the Russell 2000® Value Index (as of December 31, 2020, this range was between approximately $43.0 million and $15.5 billion). The Fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. The Fund also invests in real estate investment trusts ("REITs").
The Fund is primarily actively managed by the sub-advisors. In addition, Principal Global Investors, LLC may invest up to 30% of the Fund's assets using an index sampling strategy designed to match the performance of the Russell 2000® Value Index.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer's sector or industry, or changes in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies.
•Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.
Passive Strategy Risk. A portion of the fund seeks to match the performance of a specified index. However, the correlation between the performance of this portion of the fund and index performance may be affected by many factors, such as fund expenses, the timing of cash flows into and out of the fund, changes in securities markets, and changes in the composition of the index.
Real Estate Investment Trusts (“REITs”) Risk. In addition to risks associated with investing in real estate securities, REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, risks of default by borrowers, and self-liquidation. Investment in REITs also involves risks similar to risks of investing in small market capitalization companies, such as limited financial resources, less frequent and limited volume trading, and may be subject to more abrupt or erratic price movements than larger company securities. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code. Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the fund invests.
Real Estate Securities Risk. Investing in real estate securities subjects the fund to the risks associated with the real estate market (which are similar to the risks associated with direct ownership in real estate), including declines in real estate values, loss due to casualty or condemnation, property taxes, interest rate changes, increased expenses, cash flow of underlying real estate assets, regulatory changes (including zoning, land use and rents), and environmental problems, as well as to the risks related to the management skill and creditworthiness of the issuer.
		Redemption and Large Transaction Risk. Ownership of the fund's shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com.
The bar chart shows the investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
For periods prior to the inception date of Class R-6 shares (November 25, 2014), the performance shown in the table for Class R-6 shares is that of the Fund's Institutional Class shares, adjusted to reflect the fees and expenses of Class R-6 shares. These adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the investment returns of the Fund's Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest return for a quarter during the period of the bar chart above:	Q4 2020	31.34%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(35.49)%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total ReturnsFor the periods ended December 31, 2020
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
PFI Prospectus | SmallCap Value Fund II [Member] | Russell 2000 Value Index [Member]
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Russell 2000 Value Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	4.62%
5 Years	rr_AverageAnnualReturnYear05	9.65%
10 Years	rr_AverageAnnualReturnYear10	8.66%
PFI Prospectus | SmallCap Value Fund II [Member] | SmallCap Value Fund II, Class J [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSMJX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.94%	[72]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.42%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.51%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[73],[74]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.49%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 252
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	475
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	822
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,800
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	152
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	475
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	822
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,800
Label	rr_AverageAnnualReturnLabel	Class J Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	2.18%
5 Years	rr_AverageAnnualReturnYear05	7.46%
10 Years	rr_AverageAnnualReturnYear10	8.14%
PFI Prospectus | SmallCap Value Fund II [Member] | SmallCap Value Fund II, Institutional Class [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPVIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.94%	[72]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.18%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.12%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[73],[74]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.96%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 98
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	340
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	601
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,349
Annual Return 2011	rr_AnnualReturn2011	(5.77%)
Annual Return 2012	rr_AnnualReturn2012	17.70%
Annual Return 2013	rr_AnnualReturn2013	39.20%
Annual Return 2014	rr_AnnualReturn2014	6.07%
Annual Return 2015	rr_AnnualReturn2015	(4.01%)
Annual Return 2016	rr_AnnualReturn2016	25.28%
Annual Return 2017	rr_AnnualReturn2017	6.92%
Annual Return 2018	rr_AnnualReturn2018	(14.39%)
Annual Return 2019	rr_AnnualReturn2019	23.19%
Annual Return 2020	rr_AnnualReturn2020	3.62%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	31.34%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(35.49%)
Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	3.62%
5 Years	rr_AverageAnnualReturnYear05	7.92%
10 Years	rr_AverageAnnualReturnYear10	8.69%
PFI Prospectus | SmallCap Value Fund II [Member] | SmallCap Value Fund II, Institutional Class [Member] | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	3.43%
5 Years	rr_AverageAnnualReturnYear05	6.01%
10 Years	rr_AverageAnnualReturnYear10	6.90%
PFI Prospectus | SmallCap Value Fund II [Member] | SmallCap Value Fund II, Institutional Class [Member] | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	2.27%
5 Years	rr_AverageAnnualReturnYear05	5.89%
10 Years	rr_AverageAnnualReturnYear10	6.68%
PFI Prospectus | SmallCap Value Fund II [Member] | SmallCap Value Fund II, Class R-1 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCPTX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.94%	[72]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.55%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.84%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[73],[74]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.82%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 185
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	577
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	994
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,157
Label	rr_AverageAnnualReturnLabel	Class R-1 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	2.86%
5 Years	rr_AverageAnnualReturnYear05	7.01%
10 Years	rr_AverageAnnualReturnYear10	7.76%
PFI Prospectus | SmallCap Value Fund II [Member] | SmallCap Value Fund II, Class R-3 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PJARX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.94%	[72]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.34%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.53%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[73],[74]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.51%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 154
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	481
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	832
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,822
Label	rr_AverageAnnualReturnLabel	Class R-3 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	3.12%
5 Years	rr_AverageAnnualReturnYear05	7.34%
10 Years	rr_AverageAnnualReturnYear10	8.10%
PFI Prospectus | SmallCap Value Fund II [Member] | SmallCap Value Fund II, Class R-4 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSTWX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.94%	[72]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.30%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.34%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[73],[74]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.32%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 134
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	423
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	732
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,611
Label	rr_AverageAnnualReturnLabel	Class R-4 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	3.26%
5 Years	rr_AverageAnnualReturnYear05	7.54%
10 Years	rr_AverageAnnualReturnYear10	8.30%
PFI Prospectus | SmallCap Value Fund II [Member] | SmallCap Value Fund II, Class R-5 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLARX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.94%	[72]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.28%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.22%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[73],[74]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.20%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 122
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	385
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	668
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,476
Label	rr_AverageAnnualReturnLabel	Class R-5 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	3.37%
5 Years	rr_AverageAnnualReturnYear05	7.66%
10 Years	rr_AverageAnnualReturnYear10	8.42%
PFI Prospectus | SmallCap Value Fund II [Member] | SmallCap Value Fund II, Class R-6 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSMVX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.94%	[72]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.02%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.96%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[73],[74]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.94%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 96
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	304
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	529
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,176
Label	rr_AverageAnnualReturnLabel	Class R-6 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	3.64%
5 Years	rr_AverageAnnualReturnYear05	7.94%
10 Years	rr_AverageAnnualReturnYear10	8.63%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 25, 2014
PFI Prospectus | Tax-Exempt Bond Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	TAX-EXEMPT BOND FUND
Objective [Heading]	rr_ObjectiveHeading	Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide a high level of income that is exempt from federal income tax while protecting investors’ capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial intermediary and in “Choosing a Share Class and The Costs of Investing” beginning on page 425 of the Fund’s prospectus, Appendix B to the prospectus titled "Intermediary-Specific Sales Charge Waivers and Reductions", and “Multiple Class Structure” beginning on page 7 of the Fund’s Statement of Additional Information.
If you purchase Institutional Class shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 66.7% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	66.70%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A Shares of Principal Funds, Inc.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class C shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	With respect to Class C shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in tax-exempt bonds (securities issued by or on behalf of state or local governments and other public authorities) at the time of purchase. Many of these are from California, Illinois, and New York. Generally, municipal obligations pay interest that is exempt from federal income tax. The Fund also invests in inverse floating rate obligations (variable rate debt instruments that pay interest at rates that move in the opposite direction of prevailing interest rates), which are generally more volatile than other types of municipal obligations and may involve leverage. The Fund may invest up to 20% of its assets in below investment grade bonds (sometimes called “high yield bonds” or "junk bonds") which are rated at the time of purchase Ba1 or lower by Moody's Investors Service, Inc. ("Moody's") and BB+ or lower by S&P Global Ratings ("S&P Global") (if the bond has been rated by only one of those agencies, that rating will determine whether the bond is below investment grade; if the bond has not been rated by either of those agencies, those selecting such investments will determine whether the bond is of a quality comparable to those rated below investment grade). Under normal circumstances, the Fund maintains an average portfolio duration that is within ±50% of the duration of the Bloomberg Barclays Municipal Bond Index, which as of December 31, 2020 was 5.18 years. The Fund is not managed to a particular maturity.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and generally increases when interest rates fall. Higher interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Geographic Concentration Risk. A fund that invests significant portions of its assets in municipal obligations and bonds in particular geographic areas (a particular state, such as California, or a particular country or region) has greater exposure than other funds to economic conditions and developments in those areas.
High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.
Inverse Floating Rate Investments Risk. Inverse floating rate investments are extremely sensitive to changes in interest rates and in some cases their market value may be extremely volatile.
Leverage Risk. Leverage created by borrowing or certain types of transactions or investments may impair the fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase volatility of the fund’s net asset value, or diminish the fund’s performance.
Municipal Obligations Risk. Principal and interest payments on municipal securities may not be guaranteed by the issuing body and may be payable only from a particular source. That source may not perform as expected and payment obligations may not be made or made on time. /
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Redemption and Large Transaction Risk. Ownership of the fund's shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.

Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
		For periods prior to the inception date of Institutional Class shares (May 18, 2015), the performance shown in the table for Institutional Class shares is that of the Fund's Class A shares, adjusted to reflect the fees and expenses of the Institutional Class shares. However, where the adjustment for fees and expenses results in performance for Institutional Class shares that is higher than the historical performance of the Class A shares, the historical performance of the Class A shares is used (without respect to sales charges, which are not applicable to Institutional Class shares). These adjustments result in performance for such periods that is no higher than the historical performance of the Class A shares.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns as of December 31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest return for a quarter during the period of the bar chart above:	Q2 2011	4.51%
Lowest return for a quarter during the period of the bar chart above:	Q4 2016	(5.22)%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total ReturnsFor the periods ended December 31, 2020
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only and would be different for the other classes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other classes.
PFI Prospectus | Tax-Exempt Bond Fund [Member] | Bloomberg Barclays Municipal Bond Index [Member]
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Bloomberg Barclays Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	5.20%
5 Years	rr_AverageAnnualReturnYear05	3.91%
10 Years	rr_AverageAnnualReturnYear10	4.63%
PFI Prospectus | Tax-Exempt Bond Fund [Member] | Tax-Exempt Bond Fund, Class A [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTEAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Interest Expense	rr_Component1OtherExpensesOverAssets	0.04%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.07%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.11%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.81%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[75]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.81%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 455
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	624
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	808
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,339
Annual Return 2011	rr_AnnualReturn2011	11.03%
Annual Return 2012	rr_AnnualReturn2012	9.02%
Annual Return 2013	rr_AnnualReturn2013	(4.67%)
Annual Return 2014	rr_AnnualReturn2014	12.01%
Annual Return 2015	rr_AnnualReturn2015	3.84%
Annual Return 2016	rr_AnnualReturn2016	(0.82%)
Annual Return 2017	rr_AnnualReturn2017	6.42%
Annual Return 2018	rr_AnnualReturn2018	0.43%
Annual Return 2019	rr_AnnualReturn2019	8.79%
Annual Return 2020	rr_AnnualReturn2020	4.79%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.51%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.22%)
Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	0.86%
5 Years	rr_AverageAnnualReturnYear05	3.07%
10 Years	rr_AverageAnnualReturnYear10	4.55%
PFI Prospectus | Tax-Exempt Bond Fund [Member] | Tax-Exempt Bond Fund, Class A [Member] | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	0.86%
5 Years	rr_AverageAnnualReturnYear05	3.07%
10 Years	rr_AverageAnnualReturnYear10	4.55%
PFI Prospectus | Tax-Exempt Bond Fund [Member] | Tax-Exempt Bond Fund, Class A [Member] | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	1.41%
5 Years	rr_AverageAnnualReturnYear05	3.08%
10 Years	rr_AverageAnnualReturnYear10	4.39%
PFI Prospectus | Tax-Exempt Bond Fund [Member] | Tax-Exempt Bond Fund, Class C [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTBCX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Interest Expense	rr_Component1OtherExpensesOverAssets	0.04%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.14%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.18%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.63%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[75]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.63%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 266
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	514
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	887
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,713
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	166
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	514
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	887
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,713
Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	3.06%
5 Years	rr_AverageAnnualReturnYear05	3.03%
10 Years	rr_AverageAnnualReturnYear10	4.12%
PFI Prospectus | Tax-Exempt Bond Fund [Member] | Tax-Exempt Bond Fund, Institutional Class [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PITEX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Interest Expense	rr_Component1OtherExpensesOverAssets	0.04%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.12%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.16%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.61%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[75]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.56%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 57
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	190
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	335
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 757
Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	5.04%
5 Years	rr_AverageAnnualReturnYear05	4.14%
10 Years	rr_AverageAnnualReturnYear10	5.11%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 18, 2015

[1]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.51% for Institutional Class shares. It is expected that the expense limit will continue through the period ending February 28, 2022; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.
[2]	Fees have been restated to reflect current fees.
[3]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund's Management Fees through the period ending February 28, 2022. The fee waiver will reduce the Fund's Management Fees by 0.06% (expressed as a percent of average net assets on an annualized basis). It is expected that the fee waiver will continue through the period disclosed; however, Principal Funds, Inc. and PGI, the parties to the agreement may mutually agree to terminate the fee waiver prior to the end of the period.
[4]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.84% for Class A shares and 0.56% for Institutional Class shares. It is expected that the expense limits will continue through the period ending February 28, 2022; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.
[5]	Fees have been restated to reflect current fees.
[6]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.98% for Class C and 0.85% for Institutional Class shares. In addition, for Class R-6, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.04%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending February 28, 2022; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.
[7]	Fees have been restated to reflect current fees.
[8]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.52% for Institutional Class shares. It is expected that the expense limit will continue through the period ending February 28, 2022; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.
[9]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.20% for Class A and 0.85% for Institutional Class shares. It is expected that the expense limits will continue through the period ending February 28, 2022; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.
[10]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund's Management Fees through the period ending February 28, 2022. The fee waiver will reduce the Fund's Management Fees by 0.08% (expressed as a percent of average net assets on an annualized basis). It is expected that the fee waiver will continue through the period disclosed; however, Principal Funds, Inc. and PGI, the parties to the agreement may mutually agree to terminate the fee waiver prior to the end of the period.
[11]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.68% for Institutional Class shares. In addition, for Class R-6, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.02%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending February 28, 2022; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.
[12]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.94% for Institutional Class shares. In addition, for Class R-6, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.02%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending February 28, 2022; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.
[13]	Fees have been restated to reflect current fees.
[14]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.63% for Class C, 0.53% for Institutional Class, 1.29% for Class R-1, 0.98% for Class R-3, 0.79% for Class R-4 and 0.67% for Class R-5 shares. It is expected that the expense limits will continue through the period ending February 28, 2022; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.
[15]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund's expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.15% for Institutional Class Shares. It is expected that the expense limit will continue through the period ending February 28, 2022; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.
[16]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to reduce the Fund's Management Fees through the period ending February 28, 2022. The fee waiver will reduce the Fund's Management Fees in an amount equal to all Acquired Fund Fees and Expenses. It is expected that the fee waiver will continue through the period disclosed; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the fee waiver prior to the end of the period.
[17]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s Management Fees through the period ending February 28, 2022. The fee waiver will reduce the Fund's Management Fees by 0.015% (expressed as a percent of average net assets on an annualized basis). It is expected that the fee waiver will continue through the period disclosed; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the fee waiver prior to the end of the period.
[18]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.61% for Institutional Class shares. It is expected that the expense limit will continue through the period ending February 28, 2022; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.
[19]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.15% for Class J shares. It is expected that the expense limit will continue through the period ending February 28, 2022; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.
[20]	During 2019, the Fund experienced a significant one-time gain of approximately $0.11/share as the result of a settlement in a litigation proceeding. If such gain had not been recognized, the total return amounts expressed herein would have been lower.
[21]	Fees have been restated to reflect current fees.
[22]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.55% for Class A, 2.51% for Class C, 1.37% for Class J and 1.20% for Institutional Class shares. In addition, for Class R-6, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.04%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending February 28, 2022; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.
[23]	Fees have been restated to reflect current fees.
[24]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.90% for Institutional Class shares. In addition, for Class R-6, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.04% (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending February 28, 2022; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.
[25]	Fees have been restated to reflect current fees.
[26]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund's Management Fees through the period ending February 28, 2022. The fee waiver will reduce the Fund's Management Fees by 0.016% (expressed as a percent of average net assets on an annualized basis). It is expected that the fee waiver will continue through the period disclosed; however, Principal Funds, Inc. and PGI, the parties to the agreement may mutually agree to terminate the fee waiver prior to the end of the period.
[27]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.30% for Class C shares. It is expected that the expense limit will continue through the period ending February 28, 2022; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.
[28]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund's Management Fees through the period ending February 28, 2022. The fee waiver will reduce the Fund's Management Fees by 0.065% (expressed as a percent of average net assets on an annualized basis). It is expected that the fee waiver will continue through the period disclosed; however, Principal Funds, Inc. and PGI, the parties to the agreement may mutually agree to terminate the fee waiver prior to the end of the period.
[29]	Fees have been restated to reflect current fees.
[30]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.70% for Institutional Class shares. In addition, for Class R-6, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.02%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending February 28, 2022; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.
[31]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.75% for Institutional Class shares. It is expected that the expense limit will continue through the period ending February 28, 2022; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.
[32]	Fees have been restated to reflect current fees.
[33]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund's Management Fees through the period ending February 28, 2022. The fee waiver will reduce the Fund's Management Fees by 0.02% (expressed as a percent of average net assets on an annualized basis). It is expected that the fee waiver will continue through the period disclosed; however, Principal Funds, Inc. and PGI, the parties to the agreement may mutually agree to terminate the fee waiver prior to the end of the period.
[34]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.02% for Class R-6 shares. It is expected that the expense limit will continue through the period ending February 28, 2022; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.
[35]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund's Management Fees through the period ending February 28, 2022. The fee waiver will reduce the Fund's Management Fees by 0.02% (expressed as a percent of average net assets on an annualized basis). It is expected that the fee waiver will continue through the period disclosed; however, Principal Funds, Inc. and PGI, the parties to the agreement may mutually agree to terminate the fee waiver prior to the end of the period.
[36]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund's expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.72% for Institutional Class shares. In addition, for Class R-6, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.02% (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending February 28, 2022; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.
[37]	Principal Funds Distributor, Inc. (the "Distributor") has contractually agreed to limit the Distribution Fees attributable to Class J. The waiver will reduce the Fund's Distribution Fees by 0.15%. It is expected that the fee waiver will continue through the period ending February 28, 2022; however, Principal Funds, Inc. and the Distributor, the parties to the agreement, may mutually agree to terminate the fee waiver prior to the end of the period.
[38]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.50% for Class A shares. It is expected that the expense limit will continue through the period ending February 28, 2022; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.
[39]	Fees have been restated to reflect current fees.
[40]	Principal Global Investors, LLC ("PGI") has contractually agreed to limit the Fund's Management Fees through the period ending February 28, 2022. The fee waiver will reduce the Fund's Management Fees by 0.035% (expressed as a percent of average net assets on an annualized basis). It is expected that the fee waiver will continue through the period disclosed; however, Principal Funds, Inc. and PGI, the parties to the agreement may mutually agree to terminate the fee waiver prior to the end of the period.
[41]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.38% for Class A shares. It is expected that the expense limit will continue through the period ending February 28, 2022; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.
[42]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.38% for Class A shares. It is expected that the expense limit will continue through the period ending February 28, 2022; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.
[43]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.38% for Class A shares. It is expected that the expense limit will continue through the period ending February 28, 2022; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.
[44]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.38% for Class A shares. It is expected that the expense limit will continue through the period ending February 28, 2022; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.
[45]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.38% for Class A shares. It is expected that the expense limit will continue through the period ending February 28, 2022; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.
[46]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.38% for Class A shares. It is expected that the expense limit will continue through the period ending February 28, 2022; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.
[47]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.38% for Class J shares. It is expected that the expense limit will continue through the period ending February 28, 2022; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.
[48]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund's expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.08% for Institutional Class, 0.93% for Class R-1, 0.62% for Class R-3, 0.43% for Class R-4 and 0.31% for Class R-5 shares. It is expected that the expense limits will continue through the period ending February 28, 2022; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.
[49]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.30% for Class J and 0.05% for Institutional Class shares. In addition, for Class R-6 shares, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.02%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending February 28, 2022; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.
[50]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.30% for Class J and 0.05% for Institutional Class shares. In addition, for Class R-6 shares, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.02%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending February 28, 2022; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.
[51]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.05% for Institutional Class shares. In addition, for Class R-6 shares, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.02%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending February 28, 2022; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.
[52]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.05% for Institutional Class shares. In addition, for Class R-6 shares, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.02%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending February 28, 2022; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.
[53]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.05% for Institutional Class shares. In addition, for Class R-6 shares, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.02%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending February 28, 2022; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.
[54]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.05% for Institutional Class shares. In addition, for Class R-6 shares, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.02%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending February 28, 2022; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.
[55]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.30% for Class J and 0.05% for Institutional Class shares. In addition, for Class R-6 shares, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.02%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending February 28, 2022; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.
[56]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.30% for Class J and 0.05% for Institutional Class shares. In addition, for Class R-6 shares, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.02%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending February 28, 2022; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.
[57]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.30% for Class J and 0.05% for Institutional Class shares. In addition, for Class R-6 shares, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.02%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending February 28, 2022; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.
[58]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.30% for Class J and 0.05% for Institutional Class shares. In addition, for Class R-6 shares, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.02%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending February 28, 2022; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.
[59]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.30% for Class J and 0.05% for Institutional Class shares. In addition, for Class R-6 shares, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.02%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending February 28, 2022; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.
[60]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.30% for Class J and 0.05% for Institutional Class shares. In addition, for Class R-6 shares, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.02%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending February 28, 2022; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.
[61]	During 2018, the Class experienced a one-time loss of approximately $0.33/share as a result of a large redemption. If such loss had not been recognized, the total return amounts expressed herein would have been higher.
[62]	During May of 2019, Class R-6 experienced a one-time gain of approximately $0.35/share as a result of a reimbursement by the Advisor. If such gain had not been recognized, the total return amounts expressed herein would have been lower.
[63]	Fees have been restated to reflect current fees.
[64]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.91% for Institutional Class shares. It is expected that the expense limit will continue through the period ending February 28, 2022; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.
[65]	Fees have been restated to reflect current fees.
[66]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.43% for Institutional Class and 0.79% for Class R-4 shares. It is expected that the expense limits will continue through the period ending February 28, 2022; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.
[67]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.85% for Institutional Class shares. In addition, for Class R-6, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.02%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending February 28, 2022; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.
[68]	Fees have been restated to reflect current fees.
[69]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund's Management Fees through the period ending February 28, 2022. The fee waiver will reduce the Fund's Management Fees by 0.02% (expressed as a percent of average net assets on an annualized basis). It is expected that the fee waiver will continue through the period disclosed; however, Principal Funds, Inc. and PGI, the parties to the agreement may mutually agree to terminate the fee waiver prior to the end of the period.
[70]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.01% for Class R-6 shares. It is expected that the expense limit will continue through the period ending February 28, 2022; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.
[71]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.21% for Institutional Class shares. In addition, for Class R-6, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.02%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending February 28, 2022; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.
[72]	Fees have been restated to reflect current fees.
[73]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund's Management Fees through the period ending February 28, 2022. The fee waiver will reduce the Fund's Management Fees by 0.02% (expressed as a percent of average net assets on an annualized basis). It is expected that the fee waiver will continue through the period disclosed; however, Principal Funds, Inc. and PGI, the parties to the agreement may mutually agree to terminate the fee waiver prior to the end of the period.
[74]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund's expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.96% Institutional Class shares. In addition, for Class R-6, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.02% (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending February 28, 2022; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.
[75]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.60% for Class C and 0.52% for Institutional Class shares. It is expected that the expense limits will continue through the period ending February 28, 2022; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.